UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

IVY FUNDS

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

ITEM 1.     REPORTS TO STOCKHOLDERS.

1

Semiannual Report MARCH 31, 2018

Ticker
	Class A	Class B	Class C	Class E	Class I	Class N	Class R	Class Y
IVY FUNDS

Ivy Apollo Multi-Asset Income Fund	IMAAX		IMACX		IMAIX	IMURX		IMAYX

Ivy Apollo Strategic Income Fund	IAPOX		ICPOX		IIPOX	IRPOX		IYPOX

Ivy Bond Fund	IBJAX	IBJBX	IBJCX	IBJEX	IBJIX	IBJNX	IBJRX	IBJYX

Ivy California Municipal High Income Fund	IMHAX		IMHCX		IMHIX			IMHYX

Ivy Cash Management Fund	IAAXX	IABXX	IACXX

Ivy Crossover Credit Fund	ICKAX			ICKEX	ICKIX	ICKNX	ICKRX	ICKYX

Ivy Government Securities Fund	IGJAX	IGJBX	IGJCX	IGJEX	IGJIX	IGJNX	IGJRX	IGJYX

Ivy IG International Small Cap Fund	IVJAX		IVJCX		IVJIX	IVJRX		IVJYX

Ivy Pictet Emerging Markets Local Currency Debt Fund	IECAX		IECCX	IECEX	IECIX	IMMCX	IECRX	IECYX

Ivy Pictet Targeted Return Bond Fund	IRBAX		IRBCX		IRBIX	IRBRX		IRBYX

Ivy PineBridge High Yield Fund	IPNAX				IPNIX	IPNNX	IPNRX

IVY INVESTMENTS® refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY FUNDS

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2

PRESIDENT’S LETTER	IVY FUNDS

MARCH 31, 2018 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

The last six months brought a tale of two markets, initially trending upward, and then disrupted by volatility in the latter part of the period. Overall, growth in global gross domestic product (GDP) reached the fastest rate in six years by the end of 2017, and the global economy entered 2018 with strong momentum, bolstering hopes of continued positive gains in financial markets. A variety of concerns, highlighted by escalating global trade disputes ushered in the volatility. What’s next for investors?

While we remain positive on the economy and do not foresee a recession over the next 12 months, we believe that increased volatility is here to stay. We think markets will continue to grapple with the implications of several factors, including stronger growth, rising inflation and trade frictions.

In the U.S., tax cuts, deregulation and solid economic fundamentals are likely to boost GDP growth this year. See the table for a fiscal a comparison of some common market metrics.

We believe the tax cuts that took effect this year will add a few tenths to the growth rate of an economy that already was improving. We think spending on capital equipment will continue to recover on the back of deregulation and rising business confidence, as well as incentives included in the tax cut package.

GDP growth in the eurozone improved in 2017, and we believe will continue to perform well this year. Employment is recovering and consumer income is beginning to rise in some countries, which is likely to support consumer spending. Emerging market economies continue to benefit from strong growth in developed markets and low interest rates globally. Global monetary policy is likely to continue to move away from the ultra-accommodative stance that central banks adopted in response to the global financial crisis.

Our biggest concern coming into 2018 was related to global trade. Slow progress in renegotiations on the North American Free Trade Agreement (NAFTA), the U.S. announcement of tariffs on steel and aluminum imports, as well as a range of Chinese goods have sparked fears about potential trade disputes. We believe that policymakers will eventually seek compromises on these issues to avoid disrupting the current economic recovery.

While we remain aware of risks, we believe it is important to stay focused on the fundamentals and merits of individual market sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While those can affect every business and investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

Expanding valuations and corporate earnings growth have been key drivers in the equity markets. We believe continued earnings growth will need to carry more of the burden going forward. We see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	3/31/2018	9/30/2017
S&P 500 Index	2,640.87	2,519.36
MSCI EAFE Index	2,005.67	1,973.81
10-Year Treasury Yield	2.74%	2.33%
U.S. unemployment rate	4.1%	4.2%
30-year fixed mortgage rate	4.44%	3.83%
Oil price per barrel	$64.94	$51.67

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2018	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2018.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-17	Ending Account Value 3-31-18	Expenses Paid During Period*	Beginning Account Value 9-30-17	Ending Account Value 3-31-18	Expenses Paid During Period*
Ivy Apollo Multi-Asset Income Fund
Class A	$1,000	$1,017.00	$6.35	$1,000	$1,018.66	$6.36	1.26%
Class C	$1,000	$1,013.00	$10.17	$1,000	$1,014.88	$10.18	2.02%
Class I	$1,000	$1,018.30	$4.94	$1,000	$1,020.03	$4.95	0.98%
Class N	$1,000	$1,020.00	$4.14	$1,000	$1,020.88	$4.14	0.81%
Class Y	$1,000	$1,018.10	$6.16	$1,000	$1,018.84	$6.16	1.22%

See footnotes on page 6.

4	SEMIANNUAL REPORT	2018

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-17	Ending Account Value 3-31-18	Expenses Paid During Period*	Beginning Account Value 9-30-17	Ending Account Value 3-31-18	Expenses Paid During Period*
Ivy Apollo Strategic Income Fund
Class A	$1,000	$1,000.90	$5.70	$1,000	$1,019.19	$5.75	1.15%
Class C	$1,000	$996.30	$9.18	$1,000	$1,015.70	$9.27	1.85%
Class I	$1,000	$1,002.50	$4.21	$1,000	$1,020.69	$4.24	0.85%
Class N	$1,000	$1,001.70	$4.00	$1,000	$1,020.98	$4.04	0.79%
Class Y	$1,000	$1,001.10	$5.50	$1,000	$1,019.44	$5.55	1.10%
Ivy Bond Fund
Class A	$1,000	$981.80	$5.25	$1,000	$1,019.68	$5.35	1.06%
Class B**	$1,000	$974.20	$13.03	$1,000	$1,011.71	$13.28	2.66%
Class C	$1,000	$976.30	$9.88	$1,000	$1,014.93	$10.07	2.01%
Class E***	$1,000	$979.30	$3.66	$1,000	$1,020.87	$4.14	0.79%
Class I	$1,000	$983.30	$3.67	$1,000	$1,021.27	$3.74	0.74%
Class N***	$1,000	$980.30	$2.57	$1,000	$1,022.15	$2.83	0.54%
Class R***	$1,000	$975.90	$5.93	$1,000	$1,018.45	$6.56	1.28%
Class Y***	$1,000	$977.10	$4.45	$1,000	$1,020.01	$4.95	0.96%
Ivy California Municipal High Income Fund
Class A	$1,000	$1,002.50	$4.01	$1,000	$1,020.93	$4.04	0.80%
Class C	$1,000	$998.30	$7.99	$1,000	$1,016.95	$8.07	1.53%
Class I	$1,000	$1,003.50	$3.01	$1,000	$1,021.95	$3.03	0.60%
Class Y	$1,000	$1,002.80	$3.81	$1,000	$1,021.17	$3.84	0.80%
Ivy Cash Management Fund
Class A	$1,000	$1,004.10	$3.61	$1,000	$1,021.32	$3.64	0.72%
Class B**	$1,000	$1,000.20	$7.60	$1,000	$1,017.37	$7.67	1.52%
Class C	$1,000	$1,000.20	$7.30	$1,000	$1,017.62	$7.36	1.47%
Ivy Crossover Credit Fund
Class A	$1,000	$980.00	$4.46	$1,000	$1,020.44	$4.55	0.90%
Class E	$1,000	$980.10	$4.16	$1,000	$1,020.73	$4.24	0.84%
Class I	$1,000	$980.30	$3.17	$1,000	$1,021.69	$3.23	0.65%
Class N	$1,000	$980.30	$3.17	$1,000	$1,021.69	$3.23	0.65%
Class R	$1,000	$976.90	$7.12	$1,000	$1,017.71	$7.26	1.45%
Class Y	$1,000	$980.00	$4.46	$1,000	$1,020.44	$4.55	0.90%
Ivy Government Securities Fund
Class A	$1,000	$982.10	$5.25	$1,000	$1,019.68	$5.35	1.08%	(3)
Class B**	$1,000	$977.40	$10.58	$1,000	$1,011.71	$13.28	2.18%	(4)
Class C	$1,000	$978.10	$9.40	$1,000	$1,014.93	$10.07	1.93%	(5)
Class E***	$1,000	$982.60	$4.06	$1,000	$1,020.87	$4.14	0.86%	(6)
Class I	$1,000	$983.50	$3.77	$1,000	$1,021.27	$3.74	0.82%	(7)
Class N***	$1,000	$983.70	$2.88	$1,000	$1,022.15	$2.83	0.60%
Class R***	$1,000	$980.40	$6.24	$1,000	$1,018.45	$6.56	1.34%
Class Y***	$1,000	$981.60	$4.76	$1,000	$1,020.01	$4.95	1.03%	(8)

See footnotes on page 6.

2018	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-17	Ending Account Value 3-31-18	Expenses Paid During Period*	Beginning Account Value 9-30-17	Ending Account Value 3-31-18	Expenses Paid During Period*
Ivy IG International Small Cap Fund
Class A	$1,000	$1,068.80	$7.45	$1,000	$1,017.71	$7.26	1.45%
Class C	$1,000	$1,064.20	$11.46	$1,000	$1,013.86	$11.18	2.22%
Class I	$1,000	$1,069.80	$5.90	$1,000	$1,019.20	$5.75	1.15%
Class N	$1,000	$1,070.10	$6.00	$1,000	$1,019.15	$5.86	1.16%
Class Y	$1,000	$1,068.80	$7.45	$1,000	$1,017.71	$7.26	1.45%
Ivy Pictet Emerging Markets Local Currency Debt Fund
Class A	$1,000	$1,030.80	$6.30	$1,000	$1,018.76	$6.26	1.24%
Class C	$1,000	$1,027.00	$9.53	$1,000	$1,015.55	$9.47	1.88%
Class E	$1,000	$1,030.90	$5.28	$1,000	$1,019.69	$5.25	1.05%
Class I	$1,000	$1,032.70	$4.07	$1,000	$1,020.94	$4.04	0.80%
Class N	$1,000	$1,032.70	$4.07	$1,000	$1,020.94	$4.04	0.80%
Class R	$1,000	$1,029.10	$7.61	$1,000	$1,017.45	$7.57	1.50%
Class Y	$1,000	$1,029.70	$6.19	$1,000	$1,018.86	$6.16	1.22%
Ivy Pictet Targeted Return Bond Fund
Class A	$1,000	$994.90	$5.98	$1,000	$1,018.91	$6.06	1.21%
Class C	$1,000	$991.50	$9.56	$1,000	$1,015.37	$9.67	1.92%
Class I	$1,000	$995.30	$4.99	$1,000	$1,019.94	$5.05	1.00%
Class N	$1,000	$996.50	$4.29	$1,000	$1,020.59	$4.34	0.87%
Class Y	$1,000	$994.90	$5.98	$1,000	$1,018.91	$6.06	1.21%
Ivy PineBridge High Yield Fund
Class A	$1,000	$987.80	$4.97	$1,000	$1,019.94	$5.05	1.00%
Class I	$1,000	$989.20	$3.58	$1,000	$1,021.34	$3.64	0.72%
Class N	$1,000	$990.20	$3.58	$1,000	$1,021.34	$3.64	0.72%
Class R	$1,000	$985.20	$7.35	$1,000	$1,017.53	$7.46	1.48%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2018, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

***	Actual inception date for this share class is 2-26-18 (the date on which shares were first acquired by shareholders). The calculations are based on 34 days in the period ended March 31, 2018.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

(3)	Annualized expense ratio based on the period excluding reorganization expense was 1.00%.

(4)	Annualized expense ratio based on the period excluding reorganization expense was 2.13%.

(5)	Annualized expense ratio based on the period excluding reorganization expense was 1.88%.

(6)	Annualized expense ratio based on the period excluding reorganization expense was 0.84%.

(7)	Annualized expense ratio based on the period excluding reorganization expense was 0.72%.

(8)	Annualized expense ratio based on the period excluding reorganization expense was 1.00%.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

6	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY APOLLO MULTI-ASSET INCOME FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Stocks	49.6%
Real Estate	9.6%
Financials	8.3%
Energy	5.2%
Industrials	5.0%
Information Technology	4.5%
Consumer Staples	4.4%
Health Care	4.4%
Consumer Discretionary	2.6%
Materials	2.3%
Telecommunication Services	1.7%
Utilities	1.6%
Bonds	43.6%
Corporate Debt Securities	25.0%
Loans	15.3%
Asset-Backed Securities	1.7%
Mortgage-Backed Securities	1.6%
Other Government Securities	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.8%

Country Weightings

North America	55.3%
United States	52.0%
Other North America	3.3%
Europe	28.6%
United Kingdom	8.7%
France	6.3%
Netherlands	3.8%
Other Europe	9.8%
Pacific Basin	8.3%
Bahamas/Caribbean	0.5%
Other	0.4%
South America	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.8%

Lipper Rankings

Category: Lipper Mixed-Asset Target Allocation Moderate Funds	Rank	Percentile
1 Year	285/551	52

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Country	Sector	Industry
Royal Dutch Shell plc, Class A	Netherlands	Energy	Integrated Oil & Gas
Total S.A.	France	Energy	Integrated Oil & Gas
Microsoft Corp.	United States	Information Technology	Systems Software
iShares iBoxx $ High Yield Corporate Bond ETF	United States	Financials	Registered Investment Companies
Pfizer, Inc.	United States	Health Care	Pharmaceuticals
Intel Corp.	United States	Information Technology	Semiconductors
Lockheed Martin Corp.	United States	Industrials	Aerospace & Defense
Johnson & Johnson	United States	Health Care	Pharmaceuticals
Unilever N.V., Certicaaten Van Aandelen	United Kingdom	Consumer Staples	Personal Products
ENEL S.p.A.	Italy	Utilities	Electric Utilities

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc. (A)(B)(C)	1	$78

Apparel, Accessories & Luxury Goods – 0.6%
LVMH Moet Hennessy – Louis Vuitton (B)	10	3,039

Auto Parts & Equipment – 0.7%
GKN plc (B)	541	3,507

Cable & Satellite – 0.0%
Altice N.V., Class A (A)(B)	9	74

Education Services – 0.0%
Laureate Education, Inc., Class A (A)	11	147

Footwear – 0.5%
ANTA Sports Products Ltd. (B)	554	2,829

Home Improvement Retail – 0.4%
Home Depot, Inc. (The)	11	1,978

Homebuilding – 0.4%
Bellway plc (B)	50	2,128

Total Consumer Discretionary – 2.6%		13,780
Consumer Staples

Distillers & Vintners – 0.5%
Diageo plc (B)	85	2,873

Hypermarkets & Super Centers – 0.3%
Wal-Mart Stores, Inc.	20	1,815

Packaged Foods & Meats – 2.0%
Danone S.A. (B)	33	2,662
Marine Harvest ASA (B)	172	3,467
Nestle S.A., Registered Shares (B)	54	4,289

		10,418

Personal Products – 0.9%
Unilever N.V., Certicaaten Van Aandelen (B)	85	4,805

Tobacco – 0.7%
British American Tobacco plc (B)	66	3,815

Total Consumer Staples – 4.4%		23,726
Energy

Integrated Oil & Gas – 4.3%
Chevron Corp.	32	3,644
PJSC LUKOIL ADR (B)	52	3,607
Royal Dutch Shell plc, Class A (B)	264	8,345
Total S.A. (B)	125	7,140

		22,736

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production – 0.6%
CNOOC Ltd. (B)	2,160	$3,198

Total Energy – 4.9%		25,934
Financials

Asset Management & Custody Banks – 0.4%
3i Group plc (B)	169	2,042

Diversified Banks – 5.6%
Banco Santander S.A. (B)	451	2,949
Bank of Montreal (B)	41	3,122
BNP Paribas S.A. (B)	29	2,151
BOC Hong Kong (Holdings) Ltd. (B)	632	3,100
Bumiputra-Commerce Holdings Berhad (B)	1,277	2,376
DBS Group Holdings Ltd. (B)	165	3,479
HSBC Holdings plc (B)	331	3,109
ING Groep N.V., Certicaaten Van Aandelen (B)	175	2,948
Royal Bank of Canada (B)	41	3,167
Sberbank of Russia PJSC ADR (B)	149	2,790

		29,191

Life & Health Insurance – 0.5%
Prudential plc (B)	108	2,688

Thrifts & Mortgage Finance – 0.6%
Indiabulls Housing Finance Ltd. (B)	172	3,300

Total Financials – 7.1%		37,221
Health Care

Health Care Equipment – 0.5%
Medtronic plc	33	2,668

Pharmaceuticals – 3.9%
AbbVie, Inc.	33	3,143
AstraZeneca plc (B)	62	4,233
Johnson & Johnson	38	4,897
Pfizer, Inc.	169	5,987
Roche Holdings AG, Genusscheine (B)	13	2,913

		21,173

Total Health Care – 4.4%		23,841
Industrials

Aerospace & Defense – 1.7%
Lockheed Martin Corp.	16	5,382
United Technologies Corp.	32	3,976

		9,358

Air Freight & Logistics – 0.5%
Deutsche Post AG (B)	63	2,778

Building Products – 0.6%
Compagnie de Saint-Gobain (B)	59	3,113

Construction & Engineering – 0.6%
Vinci (B)	31	3,088

COMMON STOCKS (Continued)	Shares	Value
Electrical Components & Equipment – 1.2%
Eaton Corp.	51	$4,080
Schneider Electric S.A. (B)	29	2,574

		6,654

Industrial Conglomerates – 0.4%
Koninklijke Philips Electronics N.V., Ordinary Shares (B)	53	2,015

Total Industrials – 5.0%		27,006
Information Technology

Semiconductor Equipment – 0.4%
Tokyo Electron Ltd. (B)	11	1,948

Semiconductors – 2.4%
Broadcom Corp., Class A	17	4,091
Cypress Semiconductor Corp.	183	3,097
Intel Corp.	108	5,650

		12,838

Systems Software – 1.2%
Microsoft Corp. (D)	69	6,319

Technology Hardware, Storage & Peripherals – 0.5%
Samsung Electronics Co. Ltd. (B)	1	2,757

Total Information Technology – 4.5%		23,862
Materials

Construction Materials – 0.4%
CRH plc (B)	60	2,016

Diversified Chemicals – 0.6%
Eastman Chemical Co.	32	3,418

Diversified Metals & Mining – 0.9%
Anglo American plc (B)	110	2,569
Rio Tinto plc (B)	48	2,457

		5,026

Paper Products – 0.4%
Mondi plc (B)	84	2,257

Total Materials – 2.3%		12,717
Real Estate

Diversified Real Estate Activities – 1.3%
CapitaLand Ltd. (B)	105	288
Heiwa Real Estate Co. Ltd. (B)	52	1,079
Mitsubishi Estate Co. Ltd. (B)	105	1,759
Mitsui Fudosan Co. Ltd. (B)	79	1,581
Sun Hung Kai Properties Ltd. (B)	157	2,492

		7,199

Diversified REITs – 1.0%
Canadian REIT (B)	4	171
Dexus (B)	68	486
Gecina (B)	4	647
GPT Group (B)	136	498
H&R Real Estate Investment Trust (B)	9	141

8	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Diversified REITs (Continued)
Ichigo Hotel Investment Corp. (B)	—	*	$98
Kenedix Office Investment Corp. (B)	—	*	220
Land Securities Group plc (B)	87		1,143
Lar Espana Real Estate Socimi S.A. (B)	25		299
Merlin Properties Socimi S.A. (B)	42		640
Mirvac Group (B)	278		462
VEREIT, Inc.	70		484

			5,289

Health Care REITs – 0.5%
HCP, Inc.	45		1,049
Welltower, Inc.	32		1,750

			2,799

Hotel & Resort REITs – 0.3%
LaSalle Hotel Properties	20		570
Park Hotels & Resorts, Inc.	23		620
RLJ Lodging Trust	27		532

			1,722

Industrial REITs – 0.4%
Duke Realty Corp.	23		614
First Industrial Realty Trust, Inc.	9		270
Mitsubishi Estate Logistics REIT Investment Corp. (B)	—	*	128
ProLogis, Inc.	8		476
SEGRO plc (B)	69		556
Warehouses De Pauw Comm VA (B)	2		190

			2,234

Office REITs – 1.4%
Allied Properties (B)	3		91
alstria office AG (B)	20		308
Boston Properties, Inc.	11		1,407
Daiwa Office Investment Corp. (B)	—	*	366
Derwent London plc (B)	16		710
Global One Corp. (B)	—	*	244
Great Portland Estates plc (B)	35		323
Hibernia REIT plc (B)	55		98
Nippon Building Fund, Inc. (B)	—	*	505
ORIX JREIT, Inc. (B)	—	*	503
Paramount Group, Inc.	31		442
SL Green Realty Corp.	9		853
Vornado Realty Trust	19		1,295

			7,145

Real Estate Operating Companies – 0.8%
Ado Properties S.A. (B)	2		120
Capital & Counties Properties plc (B)	36		137
First Capital Realty, Inc. (B)	13		208
Hongkong Land Holdings Ltd. (B)	63		435
Keihanshin Building Co. Ltd. (B)	15		122
Kungsleden AB (B)	55		369
LEG Immobilien AG (B)	5		511
PSP Swiss Property Ltd., Registered Shares (B)	3		304
Swire Properties Ltd. (B)	253		890
Vonovia SE (B)	22		1,078

			4,174

COMMON STOCKS (Continued)	Shares		Value
Residential REITs – 1.2%
American Campus Communities, Inc.	22		$855
American Homes 4 Rent	13		266
AvalonBay Communities, Inc.	11		1,777
Camden Property Trust	8		658
Canadian Apartment Properties REIT (B)	3		91
Equity Residential	35		2,151
Irish Residential Properties REIT plc (B)	124		212
Unite Group plc (The) (B)	25		277

			6,287

Residential REIT’s – 0.0%
AvalonBay Communities, Inc. (A)	8		169

Retail REITs – 1.8%
Brixmor Property Group, Inc.	41		627
Federal Realty Investment Trust	4		481
Link (The) (B)	80		686
Mapletree Commercial Trust (B)	125		150
National Retail Properties, Inc.	13		528
Regency Centers Corp.	12		694
Scentre Group (B)	439		1,295
Simon Property Group, Inc.	21		3,196
SmartREIT (B)	5		106
Taubman Centers, Inc.	12		662
Unibail-Rodamco (B)	6		1,336

			9,761

Specialized REITs – 0.9%
American Tower Corp., Class A	3		481
Big Yellow Group plc (B)	14		163
Crown Castle International Corp.	5		566
CubeSmart	34		953
Digital Realty Trust, Inc.	6		611
Equinix, Inc.	—	*	168
Public Storage, Inc.	8		1,542
QTS Realty Trust, Inc., Class A	8		273

			4,757

Total Real Estate – 9.6%			51,536
Telecommunication Services

Integrated Telecommunication Services – 1.2%
Nippon Telegraph and Telephone Corp. (B)	59		2,729
Orange S.A. (B)	227		3,863

			6,592

Wireless Telecommunication Service – 0.5%
Vodafone Group plc (B)	959		2,625

Total Telecommunication Services – 1.7%			9,217
Utilities

Electric Utilities – 0.8%
ENEL S.p.A. (B)	708		4,330

COMMON STOCKS (Continued)	Shares	Value
Water Utilities – 0.8%
Beijing Enterprises Water Group Ltd. (B)	3,838	$2,159
Guangdong Investment Ltd. (B)	1,535	2,433

		4,592

Total Utilities – 1.6%		8,922

TOTAL COMMON STOCKS – 48.1%		$257,762
(Cost: $226,268)

INVESTMENT FUNDS
Registered Investment Companies – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	72	6,202

TOTAL INVESTMENT FUNDS – 1.2%		$6,202
(Cost: $6,166)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(C)(E)	233	210

Total Consumer Staples – 0.0%		210
Energy

Oil & Gas Exploration & Production – 0.3%
Targa Resources Corp., 9.500% (A)(E)	1	1,411

Total Energy – 0.3%		1,411

TOTAL PREFERRED STOCKS – 0.3%		$1,621
(Cost: $1,521)

ASSET-BACKED SECURITIES	Principal
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps),
5.222%, 7-15-26 (F)(G)	$600	599
Anchorage Capital CLO Ltd., Series 2014-4RA, Class E (3-Month U.S. LIBOR plus 550 bps),
7.260%, 1-28-31 (F)(G)	250	248
Anchorage Credit Funding Ltd., Series 2015-2A, Class D,
7.300%, 1-25-31 (F)	600	603
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps),
9.113%, 7-20-28 (G)	650	652
Benefit Street Partners CLO Ltd., Series 2018-14A, Class E (3-Month U.S. LIBOR plus 535 bps),
1.911%, 4-20-31 (F)(G)	250	250

2018	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

ASSET-BACKED SECURITIES (Continued)	Principal	Value
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps),
5.245%, 10-25-30 (F)(G)	$1,000	$985
Greenwood Park CLO Ltd., Series 2018-1A, Class E (3-Month U.S. LIBOR plus 495 bps),
6.720%, 4-15-31 (F)(G)	250	249
Greywolf CLO Ltd., Series 2015-1A, Class DR (3-Month U.S. LIBOR plus 585 bps),
7.595%, 1-27-31 (F)(G)	250	245
Guggenheim 1828 CLO LLC, Series 2016-1A (3-Month U.S. LIBOR plus 700 bps),
8.722%, 4-15-28 (F)(G)	600	601
Hildene CLO Ltd., Series 2014-2A, Class E (3-Month U.S. LIBOR plus 510 bps),
6.839%, 7-19-26 (F)(G)	250	246
JFIN CLO Ltd. and JFIN CLO LLC, Series 2016-1A, Class E (3-Month U.S. LIBOR plus 720 bps),
8.960%, 7-27-28 (F)(G)	250	252
Marathon CLO Ltd. and Marathon CLO LLC, Series 2015-8A, Class C (3-Month U.S. LIBOR plus 405 bps),
5.784%, 7-18-27 (F)(G)	600	599
OZLM Ltd., Series 2015-12A (3-Month U.S. LIBOR plus 370 bps),
5.467%, 4-30-27 (F)(G)	600	600
Seven Sticks CLO Ltd., Series 2016-1A (3-Month U.S. LIBOR plus 760 bps),
9.322%, 7-15-28 (F)(G)	600	602
Sound Point CLO Ltd., Series 2016-2A, Class D (3-Month U.S. LIBOR plus 425 bps),
5.995%, 10-20-28 (F)(G)	400	404
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class D (3-Month U.S. LIBOR plus 540 bps),
7.145%, 10-20-28 (F)(G)	750	756
Trapeza CDO LLC 2007-13A, Class A2A (3-Month U.S. LIBOR plus 33 bps),
2.130%, 11-9-42 (F)(G)	250	205
ZAIS CLO 7 Ltd., Series 2017-2A, Class E (3-Month U.S. LIBOR plus 715 bps),
8.872%, 4-15-30 (F)(G)	500	512

TOTAL ASSET-BACKED SECURITIES – 1.7%		$8,608
(Cost: $8,436)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Advertising – 0.1%
Acosta, Inc.,
7.750%, 10-1-22 (F)	776	489

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Advertising (Continued)
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2-15-24		$300	$301

			790

Apparel Retail – 0.0%
PrestigeBidCo GmbH,
6.250%, 12-15-23 (H)	EUR	100	131

Automotive Retail – 0.1%
Allison Transmission, Inc.,
5.000%, 10-1-24 (F)		$136	135
Penske Automotive Group, Inc.,
5.500%, 5-15-26		136	134
Sonic Automotive, Inc.,
5.000%, 5-15-23		623	592

			861

Broadcasting – 1.2%
Clear Channel International B.V.,
8.750%, 12-15-20 (F)		125	131
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11-15-22		1,634	1,661
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3-15-20		227	225
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3-15-20		1,475	1,473
Cumulus Media, Inc.,
7.750%, 5-1-19 (I)		72	11
Gray Television, Inc.,
5.875%, 7-15-26 (F)		300	292
Nexstar Escrow Corp.,
5.625%, 8-1-24 (F)		53	52
Radio One, Inc. (GTD by TV One LLC),
7.375%, 4-15-22 (F)		567	561
Sirius XM Radio, Inc.:
4.625%, 5-15-23 (F)		442	435
6.000%, 7-15-24 (F)		1,400	1,442

			6,283

Cable & Satellite – 4.1%
Altice Financing S.A.:
6.625%, 2-15-23 (F)		987	977
7.500%, 5-15-26 (F)		1,600	1,568
Altice Finco S.A.,
8.125%, 1-15-24 (F)		100	103
Altice S.A.:
7.250%, 5-15-22 (F)(H)	EUR	250	299
7.750%, 5-15-22 (F)		$2,575	2,388
6.250%, 2-15-25 (F)(H)	EUR	250	285
7.625%, 2-15-25 (F)		$600	513
Altice U.S. Finance I Corp.:
5.375%, 7-15-23 (F)		446	452
5.500%, 5-15-26 (F)		900	877
Altice U.S. Finance II Corp.,
7.750%, 7-15-25 (F)		395	418
Block Communications, Inc.,
6.875%, 2-15-25 (F)		111	112

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Cable & Satellite (Continued)
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26 (F)		$2,516	$2,462
5.000%, 2-1-28 (F)		726	681
Cequel Communications Holdings I LLC and Cequel Capital Corp.,
6.375%, 9-15-20 (F)		42	43
CSC Holdings LLC,
5.375%, 2-1-28 (F)		880	831
DISH DBS Corp.:
6.750%, 6-1-21		297	300
5.875%, 7-15-22		1,000	955
5.875%, 11-15-24		122	109
7.750%, 7-1-26		349	328
Intelsat Jackson Holdings S.A.:
9.500%, 9-30-22 (F)		926	1,056
8.000%, 2-15-24 (F)		1,098	1,154
Neptune Finco Corp.:
10.125%, 1-15-23 (F)		1,270	1,410
6.625%, 10-15-25 (F)		225	232
10.875%, 10-15-25 (F)		522	613
Numericable – SFR S.A.,
7.375%, 5-1-26 (F)		1,922	1,831
Telenet Finance Luxembourg Notes S.a.r.l.,
5.500%, 3-1-28 (F)		200	191
VTR Finance B.V.,
6.875%, 1-15-24 (F)		1,765	1,838

			22,026

Casinos & Gaming – 0.7%
CPUK Finance Ltd.,
4.250%, 8-28-22 (F)(H)	GBP	100	141
Everi Payments, Inc.,
7.500%, 12-15-25 (F)		$731	742
Gateway Casinos & Entertainment Ltd.,
8.250%, 3-1-24 (F)		446	474
Golden Nugget, Inc.:
6.750%, 10-15-24 (F)		1,045	1,053
8.750%, 10-1-25 (F)		418	434
Studio City Finance Ltd.,
8.500%, 12-1-20 (F)		345	352
Wynn Macau Ltd.:
4.875%, 10-1-24 (F)		200	195
5.500%, 10-1-27 (F)		209	205

			3,596

Department Stores – 0.0%
Saci Falabella,
3.750%, 10-30-27 (F)		200	189

Education Services – 0.6%
Laureate Education, Inc.,
8.250%, 5-1-25 (F)		2,931	3,144

Homebuilding – 0.2%
K Hovnanian Enterprises, Inc.,
10.000%, 7-15-22 (F)		915	972

10	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Hotels, Resorts & Cruise Lines – 0.1%
Boyne USA, Inc.,
7.250%, 5-1-25 (F)		$426	$437

Leisure Facilities – 0.0%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4-15-27 (F)		200	198

Movies & Entertainment – 0.1%
WMG Acquisition Corp.,
5.500%, 4-15-26 (F)		330	332

Publishing – 0.2%
E.W. Scripps Co.,
5.125%, 5-15-25 (F)		61	57
MDC Partners, Inc.,
6.500%, 5-1-24 (F)		982	955

			1,012

Restaurants – 0.2%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5-15-24 (F)		295	282
5.000%, 10-15-25 (F)		831	791
Burger King France SAS,
6.000%, 5-1-24 (F)(H)	EUR	100	130
Stonegate Public Co. Financing plc,
4.875%, 3-15-22 (H)	GBP	100	138

			1,341

Specialized Consumer Services – 0.2%
Klesia Prevoyance,
5.375%, 12-8-26 (H)	EUR	200	264
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10-1-21 (F)		$500	507

			771

Specialty Stores – 0.9%
Arch Merger Sub, Inc.,
8.500%, 9-15-25 (F)		1,289	1,192
Cumberland Farms, Inc.,
6.750%, 5-1-25 (F)		328	341
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK),
9.750%, 10-15-19 (F)(J)		2,409	2,409
PetSmart, Inc.:
5.875%, 6-1-25 (F)		504	364
8.875%, 6-1-25 (F)		600	342

			4,648

Total Consumer Discretionary – 8.7%			46,731
Consumer Staples

Food Distributors – 0.2%
Performance Food Group, Inc.,
5.500%, 6-1-24 (F)		472	474

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Food Distributors (Continued)
U.S. Foods, Inc.,
5.875%, 6-15-24 (F)		$529	$541

			1,015

Food Retail – 0.0%
N&W Global Vending S.p.A.,
7.000%, 10-15-23 (F)(H)	EUR	100	130

Packaged Foods & Meats – 1.4%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.):
6.250%, 2-5-23		$269	256
6.250%, 2-5-23 (F)		63	60
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10-28-20 (F)		400	412
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (F)		741	723
5.750%, 6-15-25 (F)		749	698
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2-15-28 (F)		1,183	1,136
Lamb Weston Holdings, Inc.,
4.625%, 11-1-24 (F)		220	218
Minerva Luxembourg S.A.,
6.500%, 9-20-26		200	192
Pilgrim’s Pride Corp.:
5.750%, 3-15-25 (F)		153	148
5.875%, 9-30-27 (F)		939	883
Post Holdings, Inc.:
5.500%, 3-1-25 (F)		143	141
5.000%, 8-15-26 (F)		220	209
5.750%, 3-1-27 (F)		973	961
Simmons Foods, Inc.,
5.750%, 11-1-24 (F)		1,826	1,657

			7,694

Total Consumer Staples – 1.6%			8,839
Energy

Integrated Oil & Gas – 0.0%
Ecopetrol S.A.,
5.375%, 6-26-26		200	208
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
5.999%, 1-27-28 (F)		233	231
Petroleos Mexicanos,
5.375%, 3-13-22		150	156

			595

Oil & Gas Drilling – 0.4%
Ensco plc,
7.750%, 2-1-26		443	407
KCA Deutag UK Finance plc,
7.250%, 5-15-21 (F)		1,000	968
Offshore Drilling Holding S.A.,
8.375%, 9-20-20 (F)(K)		1,400	707

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Drilling (Continued)
Trinidad Drilling Ltd.,
6.625%, 2-15-25 (F)	$9	$8

		2,090

Oil & Gas Equipment & Services – 0.2%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7-15-25 (F)	567	592
SESI LLC,
7.125%, 12-15-21	191	195
Weatherford International Ltd.,
5.875%, 7-1-21	604	541

		1,328

Oil & Gas Exploration & Production – 1.3%
Bellatrix Exploration Ltd.,
8.500%, 5-15-20 (F)	525	427
Chesapeake Energy Corp.,
8.000%, 1-15-25 (F)	67	65
Crownrock L.P.,
5.625%, 10-15-25 (F)	1,255	1,242
Diamondback Energy, Inc.,
4.750%, 11-1-24	240	237
Endeavor Energy Resources L.P.:
5.500%, 1-30-26 (F)	438	436
5.750%, 1-30-28 (F)	319	318
Extraction Oil & Gas, Inc.,
5.625%, 2-1-26 (F)	601	568
Gulfport Energy Corp.,
6.000%, 10-15-24	200	190
Laredo Petroleum, Inc.,
6.250%, 3-15-23	142	142
Moss Creek Resources Holdings, Inc.,
7.500%, 1-15-26 (F)	584	589
Newfield Exploration Co.,
5.625%, 7-1-24	350	369
Parsley Energy LLC and Parsley Finance Corp.,
5.625%, 10-15-27 (F)	293	293
PDC Energy, Inc.,
6.125%, 9-15-24	48	49
Sanchez Energy Corp.,
7.250%, 2-15-23 (F)	111	112
Seven Generations Energy Ltd.:
6.750%, 5-1-23 (F)	1,016	1,052
5.375%, 9-30-25 (F)	419	400
Ultra Resources, Inc.,
6.875%, 4-15-22 (F)	240	209
Whiting Petroleum Corp.:
5.750%, 3-15-21	235	237
6.625%, 1-15-26 (F)	222	224

		7,159

Oil & Gas Refining & Marketing – 0.2%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.125%, 10-1-24	671	686
QEP Resources, Inc.,
5.625%, 3-1-26	269	254

		940

2018	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Oil & Gas Storage & Transportation – 0.1%
Tallgrass Energy Partners L.P. and Tallgrass Energy Finance Corp.,
5.500%, 1-15-28 (F)		$214	$216
Targa Resources Partners L.P.,
5.000%, 1-15-28 (F)		389	371

			587

Total Energy – 2.2%			12,699
Financials

Consumer Finance – 0.2%
CURO Financial Technologies Corp.,
12.000%, 3-1-22 (F)		171	190
Quicken Loans, Inc.,
5.750%, 5-1-25 (F)		900	897

			1,087

Diversified Banks – 0.0%
China Construction Bank Corp.,
3.875%, 5-13-25		200	200
Malayan Banking Berhad,
3.905%, 10-29-26		200	200
Turkiye Is Bankasi A.S.,
5.500%, 4-21-22		200	197

			597

Insurance Brokers – 0.3%
NFP Corp.,
6.875%, 7-15-25 (F)		1,747	1,734

Investment Banking & Brokerage – 0.0%
VHF Parent LLC,
6.750%, 6-15-22 (F)		142	150

Life & Health Insurance – 0.2%
Aegon N.V.,
4.000%, 4-25-44 (H)	EUR	100	135
AG Insurance S.A.,
3.500%, 6-30-47 (H)		200	262
MetLife, Inc.,
10.750%, 8-1-39		$452	710
RL Finance Bonds No. 2 plc,
6.125%, 11-30-43 (H)	GBP	100	158

			1,265

Multi-Line Insurance – 0.1%
Humanis Prevoyance,
5.750%, 10-22-25 (H)	EUR	300	397

Multi-Sector Holdings – 0.0%
Danica Pension A/S,
4.375%, 9-29-45 (H)		100	139
Scottish Widows Ltd.,
5.500%, 6-16-23 (H)	GBP	100	155

			294

Other Diversified Financial Services – 0.8%
Balboa Merger Sub, Inc.,
11.375%, 12-1-21 (F)		$1,162	1,265

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Other Diversified Financial Services (Continued)
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2-1-22		$659	$671
6.375%, 12-15-25		220	221
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5-1-19 (F)(J)		2,315	2,286

			4,443

Property & Casualty Insurance – 0.4%
Esure Group plc,
6.750%, 12-19-24 (H)	GBP	650	1,066
Hub International Ltd.,
7.875%, 10-1-21 (F)		$322	333
Liberty Mutual Holding Co., Inc.,
7.800%, 3-15-37 (F)		181	224
Novae Group plc (3-Month U.S. LIBOR plus 405 bps),
5.889%, 6-30-34 (E)(G)		400	397
USIS Merger Sub, Inc.,
6.875%, 5-1-25 (F)		305	305

			2,325

Specialized Finance – 0.4%
ADCB Finance Cayman Ltd.,
4.000%, 3-29-23 (F)		200	200
King Power Capital Ltd.,
5.625%, 11-3-24		225	243
Preferred Term Securities XXV Ltd., Series A-2 (3-Month U.S. LIBOR plus 35 bps),
2.475%, 6-22-37 (F)(G)		212	178
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9-15-18 (F)		2,150	2,048

			2,669

Thrifts & Mortgage Finance – 0.2%
4finance S.A.,
10.750%, 5-1-22 (F)		400	412
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6-15-25 (F)		510	512

			924

Total Financials – 2.6%			15,885

Health Care

Health Care Facilities – 0.6%
DaVita HealthCare Partners, Inc.,
5.125%, 7-15-24		97	95
Greatbatch Ltd.,
9.125%, 11-1-23 (F)		783	848
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6-15-26		98	99
MPH Acquisition Holdings LLC,
7.125%, 6-1-24 (F)		371	383
Surgery Center Holdings, Inc.,
8.875%, 4-15-21 (F)		681	710

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Facilities (Continued)
Tenet Healthcare Corp.:
7.500%, 1-1-22 (F)	$55	$58
8.125%, 4-1-22	1,000	1,042

		3,235

Health Care Services – 0.1%
AMN Healthcare, Inc.,
5.125%, 10-1-24 (F)	259	258

Health Care Supplies – 0.3%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11-1-21 (F)	108	122
Universal Hospital Services, Inc.,
7.625%, 8-15-20	1,464	1,475

		1,597

Life Sciences Tools & Services – 0.2%
Avantor, Inc.:
6.000%, 10-1-24 (F)	314	312
9.000%, 10-1-25 (F)	732	717

		1,029

Pharmaceuticals – 0.6%
Concordia Healthcare Corp.:
9.500%, 10-21-22 (F)(I)	1,807	109
7.000%, 4-15-23 (F)(I)	94	6
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8-1-23 (F)	322	326
Valeant Pharmaceuticals International, Inc.:
5.500%, 3-1-23 (F)	20	18
5.500%, 11-1-25 (F)	209	203
9.000%, 12-15-25 (F)	153	152
9.250%, 4-1-26 (F)	441	439
VPII Escrow Corp.,
7.500%, 7-15-21 (F)	571	575
VRX Escrow Corp.:
5.375%, 3-15-20 (F)	459	462
5.875%, 5-15-23 (F)	326	289
6.125%, 4-15-25 (F)	291	251

		2,830

Total Health Care – 1.8%		8,949
Industrials

Aerospace & Defense – 0.5%
KLX, Inc.,
5.875%, 12-1-22 (F)	552	569
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	897	915
6.500%, 7-15-24	1,047	1,073
6.500%, 5-15-25	200	202
6.375%, 6-15-26	202	204

		2,963

12	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Building Products – 0.2%
Masco Corp.,
4.375%, 4-1-26		$110	$112
Standard Industries, Inc.,
5.500%, 2-15-23 (F)		815	844
Summit Materials LLC and Summit Materials Finance Corp.,
6.125%, 7-15-23		147	150
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6-15-24		81	81

			1,187

Diversified Support Services – 0.1%
Ahern Rentals, Inc.,
7.375%, 5-15-23 (F)		665	647
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1-15-25 (F)		102	102
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9-15-26		133	138

			887

Environmental & Facilities Services – 0.2%
GFL Environmental, Inc.:
9.875%, 2-1-21 (F)		260	275
5.625%, 5-1-22 (F)		142	142
5.375%, 3-1-23 (F)		786	772
Waste Pro USA, Inc.,
5.500%, 2-15-26 (F)		86	85

			1,274

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC,
9.250%, 5-15-23 (F)		1,301	1,410
Verisure Midholding AB,
5.750%, 12-1-23 (F)(H)	EUR	100	121

			1,531

Total Industrials – 1.3%			7,842
Information Technology

Application Software – 0.7%
Infor (U.S.), Inc.,
5.750%, 5-15-22 (H)		100	124
JDA Escrow LLC and JDA Bond Finance, Inc.,
7.375%, 10-15-24 (F)		$240	248
Kronos Acquisition Holdings, Inc.,
9.000%, 8-15-23 (F)		2,403	2,283
Orbcomm, Inc.,
8.000%, 4-1-24 (F)		494	513
Riverbed Technology, Inc. and Project Homestake Merger Corp.,
8.875%, 3-1-23 (F)		952	904

			4,072

Data Processing & Outsourced Services – 0.6%
Alliance Data Systems Corp.:
5.875%, 11-1-21 (F)		190	194
5.375%, 8-1-22 (F)		1,107	1,107

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Data Processing & Outsourced Services (Continued)
Italics Merger Sub, Inc.,
7.125%, 7-15-23 (F)		$2,145	$2,140
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7-15-25 (F)		206	211

			3,652

IT Consulting & Other Services – 0.4%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5-1-25 (F)		121	114
NCR Escrow Corp.:
5.875%, 12-15-21		815	829
6.375%, 12-15-23		739	767
Pioneer Holding Corp.,
9.000%, 11-1-22 (F)		641	668

			2,378

Semiconductors – 0.0%
Micron Technology, Inc.,
5.500%, 2-1-25		85	88

Total Information Technology – 1.7%			10,190
Materials

Aluminum – 0.5%
Constellium N.V.:
5.750%, 5-15-24 (F)		1,000	980
6.625%, 3-1-25 (F)		816	826
5.875%, 2-15-26 (F)		391	385
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24 (F)		335	344
5.875%, 9-30-26 (F)		118	116

			2,651

Commodity Chemicals – 0.2%
Braskem Netherlands B.V.,
4.500%, 1-10-28 (F)		300	292
CTC BondCo GmbH,
5.250%, 12-15-25 (F)(H)	EUR	100	122
NOVA Chemicals Corp.:
4.875%, 6-1-24 (F)		$508	486
5.250%, 6-1-27 (F)		203	193

			1,093

Construction Materials – 0.2%
Hillman Group, Inc. (The),
6.375%, 7-15-22 (F)		1,120	1,081

Diversified Chemicals – 0.1%
PSPC Escrow Corp.,
6.500%, 2-1-22 (F)		280	284

Fertilizers & Agricultural Chemicals – 0.1%
Pinnacle Operating Corp.,
9.000%, 5-15-23 (F)		336	316

Metal & Glass Containers – 0.3%
ARD Finance S.A.,
7.125%, 9-15-23		200	207

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Metal & Glass Containers (Continued)
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK),
8.750%, 1-31-23 (F)(J)		$750	$786
BakerCorp International, Inc.,
8.250%, 6-1-19		1,030	999
HudBay Minerals, Inc.:
7.250%, 1-15-23 (F)		65	67
7.625%, 1-15-25 (F)		98	104

			2,163

Paper Packaging – 0.1%
Flex Acquisition Co., Inc.,
6.875%, 1-15-25 (F)		126	125
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7-15-23 (F)		500	505

			630

Specialty Chemicals – 0.2%
Ingevity Corp.,
4.500%, 2-1-26 (F)		384	369
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4-15-25 (F)		200	207
Valvoline Finco Two LLC,
5.500%, 7-15-24		350	359

			935

Steel – 0.0%
Ovako AB,
5.000%, 10-5-22 (H)	EUR	100	126

Total Materials – 1.7%			9,279
Real Estate

Diversified REITs – 0.0%
Fibra Uno Administracion S.A. de C.V.,
5.250%, 1-30-26 (F)		$200	203

Health Care REITs – 0.0%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8-1-26		48	48

Office REITs – 0.2%
iStar Financial, Inc., Convertible:
5.000%, 7-1-19		329	330
6.500%, 7-1-21		375	383
iStar, Inc., Convertible,
3.125%, 9-15-22		514	489

			1,202

Real Estate Development – 0.0%
Keystone Financing plc,
9.500%, 10-15-19 (H)	GBP	38	54

2018	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Retail REITs – 0.1%
Link Finance (Cayman) 2009 Ltd.,
2.875%, 7-21-26		$200	$189

Total Real Estate – 0.3%			1,696
Telecommunication Services

Alternative Carriers – 0.4%
CommScope Technologies LLC (GTD by CommScope, Inc.),
5.000%, 3-15-27 (F)		570	541
Consolidated Communications Finance II Co.,
6.500%, 10-1-22		807	721
Level 3 Communications, Inc.,
5.750%, 12-1-22		500	500
Level 3 Escrow II, Inc.,
5.375%, 8-15-22		491	491

			2,253

Integrated Telecommunication Services – 2.0%
Frontier Communications Corp.:
10.500%, 9-15-22		2,225	1,861
6.875%, 1-15-25		495	293
11.000%, 9-15-25		873	654
8.500%, 4-1-26 (F)		550	533
GCI, Inc.,
6.875%, 4-15-25		840	880
Olympus Merger Sub, Inc.,
8.500%, 10-15-25 (F)		2,588	2,504
Sprint Corp.:
7.250%, 9-15-21		1,648	1,704
7.875%, 9-15-23		1,281	1,308
7.125%, 6-15-24		500	487
7.625%, 3-1-26		336	328
Unitymedia GmbH,
3.750%, 1-15-27 (H)	EUR	200	259

			10,811

Wireless Telecommunication Service – 0.3%
Bharti Airtel Ltd.,
4.375%, 6-10-25		$200	194
MTN Mauritius Investments Ltd.,
5.373%, 2-13-22 (F)		200	202
Sable International Finance Ltd.,
6.875%, 8-1-22 (F)		810	850
Sprint Nextel Corp.:
9.000%, 11-15-18 (F)		49	51
7.000%, 8-15-20		227	236
11.500%, 11-15-21		108	125

			1,658

Total Telecommunication Services – 2.7%			14,722
Utilities

Electric Utilities – 0.1%
Empresa Electrica Angamos S.A.,
4.875%, 5-25-29		200	196
Israel Electric Corp. Ltd.,
6.875%, 6-21-23 (F)		200	225

			421

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Independent Power Producers & Energy Traders – 0.1%
Pattern Energy Group, Inc., Convertible,
4.000%, 7-15-20	$663	$654

Renewable Electricity – 0.2%
Abengoa Yield plc,
7.000%, 11-15-19 (F)	1,020	1,053

Total Utilities – 0.4%		2,128

TOTAL CORPORATE DEBT SECURITIES – 25.0%		$138,960
(Cost: $141,589)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.6%
Barclays Commercial Mortgage Securities LLC, Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS (1-Month U.S. LIBOR plus 370 bps),
5.477%, 11-15-34 (F)(G)	700	701
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F (1-Month U.S. LIBOR plus 550 bps),
7.277%, 6-15-29 (F)(G)	2,500	2,507

		3,208

Other Mortgage-Backed Securities – 1.0%
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (Mortgage spread to 3-year U.S. Treasury index),
5.020%, 9-15-23 (F)	300	301
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps),
7.295%, 1-28-30 (F)(G)	250	248
Marlette Funding Trust, Series 2017-2A, Class C,
4.580%, 7-15-24 (F)	750	761
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014-14A, Class D (3-Month U.S. LIBOR plus 395 bps),
5.761%, 11-12-25 (F)(G)	1,200	1,200
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014A, Class E (3-Month U.S. LIBOR plus 535 bps),
7.161%, 11-12-25 (F)(G)	300	299
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps),
4.722%, 2-25-23 (F)(G)	2,100	2,108

MORTGAGE-BACKED SECURITIES (Continued)	Principal		Value
Other Mortgage-Backed Securities (Continued)
U.S. Capital Funding V Ltd. and U.S. Capital Funding V Corp., Ser 2006, Class A-2 (3-Month U.S. LIBOR plus 38 bps),
2.088%, 10-10-40 (F)(G)		$500	$380
Upstart Securitization Trust, Series 2017-2, Class A,
2.508%, 3-20-25 (F)		282	282

			5,579

TOTAL MORTGAGE-BACKED SECURITIES – 1.6%			$8,787
(Cost: $8,671)

OTHER GOVERNMENT SECURITIES (L)
Luxembourg – 0.0%
Amigo Luxembourg S.A.,
7.625%, 1-15-24 (F)(H)	GBP	100	144

Norway – 0.0%
Kommunal Landspensjonskasse,
4.250%, 6-10-45 (H)	EUR	126	170

TOTAL OTHER GOVERNMENT SECURITIES – 0.0%			$314
(Cost: $277)

LOANS (G)
Consumer Discretionary

Advertising – 0.2%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
5.022%, 7-25-21		$393	384
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
8.267%, 7-25-22		400	383

			767

Apparel Retail – 0.3%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
6.377%, 3-19-20		771	761
Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
10.377%, 3-19-21		275	267
TRLG Intermediate Holdings LLC,
10.000%, 10-27-22 (C)		134	123

			1,151

Automotive Retail – 0.2%
Apro LLC (ICE LIBOR plus 400 bps),
5.690%, 8-8-24		251	252
Caliber Collision Centers, Inc. (ICE LIBOR plus 300 bps),
4.877%, 2-1-24		281	282

			534

14	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

LOANS (G) (Continued)	Principal		Value
Broadcasting – 0.1%
Sinclair Television Group, Inc.,
0.000%, 12-12-24 (M)		$250	$251
Univision Communications, Inc. (ICE LIBOR plus 275 bps),
4.627%, 3-15-24		392	385

			636

Cable & Satellite – 0.2%
Charter Communications Operating LLC (ICE LIBOR plus 200 bps),
3.880%, 4-30-25		249	250
CSC Holdings LLC (ICE LIBOR plus 225 bps),
4.036%, 7-15-25		283	282
Eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps),
3.250%, 4-18-24 (H)	EUR	250	307

			839

Casinos & Gaming – 0.2%
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps),
7.027%, 11-9-19		$800	802
Everi Payments, Inc. (ICE LIBOR plus 450 bps),
5.494%, 5-9-24		293	294
GVC Holdings plc,
0.000%, 3-16-24 (M)		250	250

			1,346

Department Stores – 0.3%
Belk, Inc. (ICE LIBOR plus 475 bps),
6.458%, 12-10-22		1,673	1,447
J.C. Penney Co., Inc. (ICE LIBOR plus 425 bps),
6.234%, 6-23-23		230	224

			1,671

Education Services – 0.3%
BARBRI, Inc. (ICE LIBOR plus 425 bps),
5.914%, 12-1-23		250	249
Laureate Education, Inc. (ICE LIBOR plus 350 bps),
5.377%, 4-26-24		1,462	1,468

			1,717

General Merchandise Stores – 0.4%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
5.191%, 2-3-24		1,352	1,350
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps),
9.191%, 1-26-25		1,069	1,071

			2,421

Hotels, Resorts & Cruise Lines – 0.4%
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps),
6.777%, 8-9-19		150	149
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps),
8.277%, 2-9-20		1,700	1,710

LOANS (G) (Continued)	Principal		Value
Hotels, Resorts & Cruise Lines (Continued)
Travel Leaders Group LLC (ICE LIBOR plus 450 bps),
6.350%, 1-25-24		$381	$386

			2,245

Housewares & Specialties – 0.1%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
5.875%, 5-15-23		697	703

Movies & Entertainment – 0.0%
DHX Media Ltd. (ICE LIBOR plus 375 bps),
5.627%, 12-22-23		248	249

Restaurants – 0.2%
Aramark Services, Inc. (ICE LIBOR plus 200 bps),
3.877%, 3-11-25		249	251
NPC International, Inc. (ICE LIBOR plus 350 bps),
5.377%, 4-20-24		140	142
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.377%, 4-18-25		572	583

			976

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 275 bps),
4.627%, 11-3-23		5	5
Asurion LLC (ICE LIBOR plus 600 bps),
7.877%, 8-4-25		456	468
Eagle Bidco Ltd. (ICE LIBOR plus 475 bps),
5.247%, 5-6-22 (H)	GBP	500	702
Mister Car Wash Holdings, Inc. (ICE LIBOR plus 400 bps),
5.703%, 8-21-21		$494	496

			1,671

Specialty Stores – 0.2%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
5.664%, 7-2-22		26	20
6.017%, 7-2-22		12	10
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.551%, 10-16-23		567	564
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps),
4.772%, 1-26-23		251	183
PetSmart, Inc.,
0.000%, 3-10-22 (M)		193	155
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps),
4.680%, 3-10-22		725	580

			1,512

Total Consumer Discretionary – 3.4%			18,438

LOANS (G) (Continued)	Principal			Value
Consumer Staples

Food Distributors – 0.1%
Dairyland USA Corp. (ICE LIBOR plus 400 bps),
5.880%, 6-22-22		$175		$176
Dole Food Co., Inc. (ICE LIBOR plus 300 bps):
4.436%, 4-6-24		90		90
4.604%, 4-6-24		90		90
4.861%, 4-6-24		10		10
4.877%, 4-6-24		90		90
6.250%, 4-6-24		—	*	—	*
6.750%, 4-6-24		2		2

				458

Household Products – 0.1%
Wellness Merger Sub, Inc. (ICE LIBOR plus 475 bps),
7.052%, 6-29-24		272		275

Packaged Foods & Meats – 0.1%
Post Holdings, Inc. (ICE LIBOR plus 225 bps),
3.880%, 5-24-24		281		282
Sigma U.S. Corp.,
0.000%, 3-7-25 (M)		250		250

				532

Personal Products – 0.1%
Douglas Holding AG (3-Month EURIBOR plus 325 bps),
3.250%, 8-13-22 (H)	EUR	500		603

Soft Drinks – 0.1%
Sunshine Investments B.V.,
0.000%, 12-15-24 (M)		300		299

Tobacco – 0.0%
Prestige Brands, Inc. (ICE LIBOR plus 200 bps),
3.877%, 1-26-24		$197		197

Total Consumer Staples – 0.5%				2,364

Energy

Coal & Consumable Fuels – 0.3%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
7.627%, 3-28-22		1,286		1,263
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
8.802%, 12-16-20		985		350

				1,613

Oil & Gas Drilling – 0.3%
KCA Deutag Alpha Ltd.,
0.000%, 5-16-20 (M)		703		701
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps),
7.654%, 5-16-20		733		731

				1,432

2018	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

LOANS (G) (Continued)	Principal		Value
Oil & Gas Exploration & Production – 0.1%
California Resources Corp. (ICE LIBOR plus 475 bps),
6.572%, 12-31-22		$323	$327

Oil & Gas Refining & Marketing – 0.0%
EG America LLC,
0.000%, 2-6-25 (M)		250	249

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
12.627%, 2-16-21		200	191
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
7.627%, 8-12-20		894	875
Oryx Southern Delaware Holdings LLC (ICE LIBOR plus 325 bps),
5.127%, 2-28-25		250	250

			1,316

Total Energy – 1.0%			4,937

Financials

Asset Management & Custody Banks – 0.3%
CRCI Holdings, Inc. (ICE LIBOR plus 550 bps),
8.171%, 8-31-23		246	246
HarbourVest Partners LLC (ICE LIBOR plus 225 bps),
4.552%, 2-21-25		250	250
Jade Germany GmbH (3-Month EURIBOR plus 475 bps),
5.750%, 5-31-23 (H)	EUR	496	614
Silver Lake Partners and Thoma Bravo LLC,
0.000%, 2-5-24 (M)		$249	250
Tortoise Borrower LLC (ICE LIBOR plus 400 bps),
5.877%, 1-31-25 (C)		392	395

			1,755

Diversified Banks – 0.0%
Ocean Bidco, Inc.,
0.000%, 3-2-25 (M)		250	251

Financial Exchanges & Data – 0.1%
Hudson River Trading LLC,
0.000%, 3-20-25 (C)(M)		382	382

Insurance Brokers – 0.1%
NFP Corp. (ICE LIBOR plus 350 bps),
4.877%, 1-8-24		277	278

Investment Banking & Brokerage – 0.3%
Jane Street Group LLC (ICE LIBOR plus 375 bps),
5.627%, 8-25-22		1,325	1,330

Other Diversified Financial Services – 0.2%
AqGen Ascensus, Inc.,
0.000%, 12-3-22 (C)(M)		11	10

LOANS (G) (Continued)	Principal		Value
Other Diversified Financial Services (Continued)
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps):
5.802%, 12-3-22		$218	$219
5.802%, 12-3-22 (C)		31	31
Brightwood Capital Advisors LLC (1-Month U.S. LIBOR plus 495 bps),
6.680%, 4-29-23		470	491

			751

Property & Casualty Insurance – 0.0%
Alliant Holdings Intermediate LLC (ICE LIBOR plus 325 bps),
5.127%, 8-14-22		29	30

Specialized Finance – 1.2%
Bre RC Mezz 1 LLC and Bre RC Exeter Mezz 1 LLC (1-Month U.S. LIBOR plus 700 bps),
8.527%, 5-24-18		778	779
Capri Acquisitions Bidco Ltd. (3-Month EURIBOR plus 325 bps),
3.250%, 11-1-24 (H)	EUR	300	369
EG Finco Ltd.,
0.000%, 2-6-25 (M)		$250	249
EG Finco Ltd. (ICE LIBOR plus 475 bps),
5.245%, 2-6-25 (H)	GBP	480	669
EPV Merger Sub, Inc. (ICE LIBOR plus 325 bps),
4.961%, 2-27-25		$250	250
Fugue Finance B.V. (3-Month EURIBOR plus 325 bps),
3.250%, 6-26-24 (H)	EUR	500	613
INEOS U.S. Finance LLC (ICE LIBOR plus 200 bps),
3.877%, 3-31-24		$249	250
LSF10 XL Bidco SCA (3-Month EURIBOR plus 400 bps),
4.000%, 3-13-24 (H)	EUR	300	369
MA FinanceCo. LLC (ICE LIBOR plus 275 bps),
4.627%, 6-21-24		$49	48
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps),
6.377%, 2-28-25 (C)		1,770	1,779
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
10.377%, 2-28-26 (C)		502	499

			5,874

Total Financials – 2.2%			10,651
Health Care

Biotechnology – 0.1%
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps),
3.500%, 6-14-24 (H)	EUR	500	616

Health Care Equipment – 0.2%
Exactech, Inc. (ICE LIBOR plus 375 bps),
5.740%, 2-14-25 (C)		$250	252

LOANS (G) (Continued)	Principal		Value
Health Care Equipment (Continued)
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps),
6.539%, 8-28-22		$249	$241
Sebia S.A. (3-Month EURIBOR plus 300 bps),
3.000%, 10-24-24 (H)	EUR	300	367
WW Medical and Healthcare Holdings Corp. (ICE LIBOR plus 375 bps),
6.052%, 11-2-24 (C)		$250	251

			1,111

Health Care Facilities – 0.2%
ATI Holdings Acquisition, Inc. (ICE LIBOR plus 350 bps),
5.204%, 5-10-23		249	250
Covenant Surgical Partners, Inc.,
0.000%, 9-29-24 (C)(M)		28	28
Covenant Surgical Partners, Inc. (3-Month ICE LIBOR plus 475 bps),
6.522%, 9-29-24 (C)		11	11
Covenant Surgical Partners, Inc. (ICE LIBOR plus 475 bps):
6.447%, 9-29-24 (C)		192	192
6.767%, 9-29-24 (C)		19	19
Select Medical Corp. (ICE LIBOR plus 350 bps):
4.460%, 3-6-24		277	279
6.500%, 3-6-24		1	1
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps),
4.627%, 2-6-24		190	181

			961

Health Care Services – 0.6%
CHG PPC Parent LLC,
0.000%, 3-23-25 (C)(M)		250	250
Elysium Healthcare Holdings 3 Ltd.,
0.000%, 3-28-25 (H)(M)	GBP	500	691
ExamWorks Group, Inc.,
0.000%, 7-27-23 (M)		$60	60
ExamWorks Group, Inc. (ICE LIBOR plus 325 bps),
5.127%, 7-27-23		246	248
Hanger, Inc.,
0.000%, 3-6-25 (C)(M)		250	250
LSCS Holdings, Inc.,
0.000%, 3-9-25 (C)(M)		50	50
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps),
6.395%, 3-9-25 (C)		200	199
SavaSeniorCare LLC (1-Month U.S. LIBOR plus 730 bps),
9.077%, 10-11-18		1,292	1,308
Schumacher Group (ICE LIBOR plus 400 bps),
5.877%, 7-31-22		200	194

			3,250

Health Care Technology – 0.1%
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps),
6.000%, 10-20-23 (C)		346	337

16	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

LOANS (G) (Continued)	Principal		Value
Health Care Technology (Continued)
inVentiv Group Holdings, Inc. (ICE LIBOR plus 225 bps),
3.877%, 6-26-24		$238	$239

			576

Life Sciences Tools & Services – 0.2%
Avantor, Inc. (3-Month EURIBOR plus 425 bps),
4.250%, 9-22-24 (H)	EUR	299	370
Avantor, Inc. (ICE LIBOR plus 400 bps),
5.877%, 9-22-24		$520	525
West Street Merger Sub, Inc. (ICE LIBOR plus 300 bps),
4.627%, 9-27-24		189	189

			1,084

Pharmaceuticals – 0.3%
Amneal Pharmaceuticals LLC,
0.000%, 3-23-25 (C)(M)		250	250
Ceva Sante Animale (3-Month EURIBOR plus 300 bps),
3.000%, 6-30-21 (H)	EUR	270	332
Endo Luxembourg Finance Co. I S.a.r.l. (ICE LIBOR plus 425 bps),
6.188%, 4-27-24		$426	425
Ethypharm (ICE LIBOR plus 475 bps),
5.462%, 7-21-23 (H)	GBP	500	702
UIC Merger Sub, Inc. (ICE LIBOR plus 325 bps),
5.127%, 8-31-24		$249	250
Valeant Pharmaceuticals International, Inc. (ICE LIBOR plus 475 bps),
5.240%, 4-1-22		119	120

			2,079

Total Health Care – 1.7%			9,677
Industrials

Aerospace & Defense – 0.2%
MB Aerospace Holdings II Corp. (ICE LIBOR plus 350 bps),
5.377%, 1-22-25		249	251
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps),
6.561%, 9-8-23 (C)		345	342

			593

Building Products – 0.1%
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps),
5.127%, 7-31-22		541	541

Diversified Support Services – 0.6%
Agro Merchants Intermediate Holdings L.P. (ICE LIBOR plus 375 bps),
6.052%, 12-6-24		249	251
Diamond (BC) B.V. (ICE LIBOR plus 300 bps),
4.994%, 9-6-24		249	249

LOANS (G) (Continued)	Principal		Value
Diversified Support Services (Continued)
MRO Holdings, Inc. (ICE LIBOR plus 525 bps),
7.552%, 10-25-23 (C)		$499	$504
Packers Holdings LLC (ICE LIBOR plus 325 bps),
4.936%, 11-17-24		249	250
PT Holdings LLC (ICE LIBOR plus 400 bps),
6.302%, 12-7-24 (C)		249	251
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps),
5.627%, 8-25-24		248	249
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
9.627%, 8-25-25		880	889

			2,643

Electrical Components & Equipment – 0.1%
SLV Holding GmbH (3-Month EURIBOR plus 425 bps),
4.250%, 12-16-23 (H)	EUR	521	626

Environmental & Facilities Services – 0.1%
Casella Waste Systems, Inc. (ICE LIBOR plus 250 bps),
4.308%, 10-17-23		$346	347
Gopher Resource LLC (ICE LIBOR plus 325 bps),
5.478%, 2-9-25		26	26
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps),
5.524%, 11-1-24		249	250

			623

Highways & Railtracks – 0.1%
SH 130 Concession Co. LLC (3-Month ICE LIBOR plus 287.5 bps),
4.752%, 6-5-20		437	439

Industrial Conglomerates – 0.4%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps),
4.904%, 11-22-20		210	206
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.494%, 10-20-22		1,235	1,240
PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.494%, 10-20-23		129	129
Zebra Technologies Corp. (3-Month ICE LIBOR plus 200 bps),
3.753%, 10-27-21		500	503

			2,078

Industrial Machinery – 0.1%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.802%, 1-30-23 (C)		554	554
Morsco, Inc. (ICE LIBOR plus 700 bps),
8.877%, 10-31-23		94	95

			649

LOANS (G) (Continued)	Principal	Value
Marine – 0.0%
Deck Chassis Acquisition, Inc. (ICE LIBOR plus 600 bps),
7.877%, 6-15-23 (C)	$133	$135

Office Services & Supplies – 0.0%
Fastener Acquisition, Inc.,
0.000%, 3-28-25 (M)	250	250

Research & Consulting Services – 0.1%
Altran Technologies S.A.,
0.000%, 3-21-25 (M)	29	29
Information Resources, Inc. (ICE LIBOR plus 425 bps),
6.194%, 1-18-24	282	284

		313

Security & Alarm Services – 0.1%
Garda World Security Corp. (ICE LIBOR plus 400 bps),
7.000%, 5-26-24	234	236
U.S. Security Associates Holdings, Inc.,
0.000%, 7-28-23 (M)	10	10
U.S. Security Associates Holdings, Inc. (ICE LIBOR plus 400 bps),
5.802%, 7-28-23	368	369

		615

Trading Companies & Distributors – 0.1%
Chill Merger Sub, Inc. (ICE LIBOR plus 350 bps),
5.377%, 3-20-24	299	302

Trucking – 0.1%
YRC Worldwide, Inc.,
0.000%, 7-26-22 (M)	467	470

Total Industrials – 2.1%		10,277
Information Technology

Application Software – 0.6%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
9.302%, 9-18-25	334	345
Aptean Holdings, Inc. (3-Month ICE LIBOR plus 425 bps),
6.560%, 12-20-22	368	368
Flexera Software LLC (ICE LIBOR plus 325 bps),
5.130%, 2-26-25	250	251
Ministry Brands LLC (1-Month U.S. LIBOR plus 500 bps):
6.650%, 9-30-22 (C)	373	371
6.650%, 12-2-22 (C)	51	51
6.810%, 12-2-22 (C)	9	9
Ministry Brands LLC (ICE LIBOR plus 500 bps),
6.650%, 12-2-22 (C)	103	102
Mitchell International, Inc.:
0.000%, 11-30-24 (M)	19	19
0.000%, 11-30-25 (M)	350	351

2018	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

LOANS (G) (Continued)	Principal	Value
Application Software (Continued)
Mitchell International, Inc. (ICE LIBOR plus 325 bps),
5.127%, 11-30-24	$231	$231
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps),
4.627%, 6-21-24	329	325
SS&C Technologies Holdings, Inc.,
0.000%, 2-28-25 (M)	250	251
Viewpoint, Inc. (ICE LIBOR plus 425 bps),
6.552%, 7-21-24	249	249

		2,923

Communications Equipment – 0.0%
Ciena Corp. (ICE LIBOR plus 250 bps),
4.322%, 1-30-22	192	193

Data Processing & Outsourced Services – 0.3%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
9.030%, 5-1-25	160	160
Navicure, Inc. (ICE LIBOR plus 375 bps),
5.627%, 11-1-24	249	250
Output Services Group, Inc.,
0.000%, 3-26-24 (C)(M)	250	250
TierPoint LLC (ICE LIBOR plus 375 bps),
5.627%, 5-6-24 (C)	278	274

		934

Electronic Equipment & Instruments – 0.0%
Global Tel Link Corp. (ICE LIBOR plus 775 bps),
10.552%, 11-20-20	120	120

Internet Software & Services – 0.2%
DigiCert Holdings, Inc. (ICE LIBOR plus 475 bps),
6.522%, 10-31-24	250	253
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps),
5.877%, 5-6-21 (C)	494	494
TVC Albany, Inc.,
0.000%, 9-18-24 (M)	51	52
TVC Albany, Inc. (ICE LIBOR plus 400 bps),
6.300%, 9-18-24	299	299

		1,098

IT Consulting & Other Services – 0.3%
CCC Information Services, Inc. (ICE LIBOR plus 675 bps),
8.627%, 3-31-25	285	289
HS Purchaser LLC,
0.000%, 3-23-25 (M)	250	250
NAVEX Global, Inc. (ICE LIBOR plus 475 bps),
6.127%, 11-19-21	490	491
Peak 10 Holding Corp. (ICE LIBOR plus 350 bps),
5.802%, 8-1-24	249	249

LOANS (G) (Continued)	Principal		Value
IT Consulting & Other Services (Continued)
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps),
6.552%, 7-13-20		$280	$253

			1,532

Systems Software – 0.0%
Park Place Technologies LLC,
0.000%, 3-21-25 (C)(M)		250	249

Total Information Technology – 1.4%			7,049
Materials

Commodity Chemicals – 0.2%
HVSC Merger Sub Corp. (ICE LIBOR plus 400 bps),
6.302%, 10-20-24		249	252
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps),
6.630%, 3-2-23 (C)		525	528
Niacet Corp. (3-Month EURIBOR plus 450 bps),
5.500%, 2-1-24 (H)	EUR	97	119

			899

Construction Materials – 0.0%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps),
7.127%, 4-5-24		$173	165

Diversified Chemicals – 0.1%
Caldic B.V. (3-Month EURIBOR plus 325 bps),
3.250%, 7-18-24 (H)	EUR	500	615

Metal & Glass Containers – 0.1%
Crown Americas LLC,
0.000%, 1-29-25 (M)		$250	252

Paper Packaging – 0.2%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps),
10.302%, 5-27-20		738	729

Specialty Chemicals – 0.2%
Ferro Corp. (ICE LIBOR plus 250 bps),
4.377%, 2-14-24		282	283
SK Spice Holdings S.a.r.l. (3-Month ICE LIBOR plus 425 bps),
5.955%, 7-11-24		353	349
Styrolution Group GmbH (ICE LIBOR plus 375 bps),
3.994%, 9-30-21		340	341
W.R. Grace & Co. – Conn,
0.000%, 2-23-25 (M)		250	251

			1,224

Total Materials – 0.8%			3,884

LOANS (G) (Continued)	Principal		Value
Real Estate

Hotel & Resort REITs – 0.4%
Hospitality Investors Trust, Inc. (1-Month U.S. LIBOR plus 650 bps),
8.211%, 5-1-19		$1,000	$999
Park Hotels & Resorts, Inc. (ICE LIBOR plus 425 bps),
4.761%, 3-3-24 (H)	GBP	583	807

			1,806

Industrial REITs – 0.2%
Avolon Holdings Ltd. (ICE LIBOR plus 275 bps),
4.072%, 4-3-22		$297	297
Terra Millennium Corp. (ICE LIBOR plus 625 bps),
8.188%, 10-31-22 (C)		543	544

			841

Office REITs – 0.0%
iStar Financial, Inc. (ICE LIBOR plus 450 bps):
4.691%, 7-1-20 (C)		93	94
4.841%, 7-1-20 (C)		84	84

			178

Real Estate Operating Companies – 0.3%
Workspace Property Trust (1-Month U.S. LIBOR plus 675 bps),
8.527%, 10-9-18		1,500	1,505

Retail REITs – 0.2%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps),
8.165%, 4-1-19		1,217	1,223

Specialized REITs – 0.0%
Access CIG LLC,
0.000%, 2-14-25 (M)		43	43
Access CIG LLC (ICE LIBOR plus 375 bps),
5.625%, 2-14-25		207	209

			252

Total Real Estate – 1.1%			5,805
Telecommunication Services

Alternative Carriers – 0.1%
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps),
4.111%, 2-22-24		280	280
MTN Infrastructure TopCo, Inc.,
0.000%, 11-17-24 (M)		124	124

			404

Integrated Telecommunication Services – 0.7%
CenturyLink, Inc. (ICE LIBOR plus 275 bps):
4.627%, 9-30-22		1,083	1,078
4.627%, 1-31-25		480	472

18	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

LOANS (G) (Continued)	Principal		Value
Integrated Telecommunication Services (Continued)
Securus Technologies Holdings, Inc. (ICE LIBOR plus 450 bps),
6.377%, 11-1-24		$249	$252
Unitymedia GmbH (3-Month EURIBOR plus 275 bps),
2.750%, 1-15-27 (H)	EUR	458	562
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.877%, 10-10-24		$1,373	1,385

			3,749

Total Telecommunication Services – 0.8%			4,153
Utilities

Electric Utilities – 0.3%
Westinghouse Electric Co. LLC (ICE LIBOR plus 625 bps),
7.938%, 4-30-18 (I)		1,500	1,497

Total Utilities – 0.3%			1,497

TOTAL LOANS – 15.3%			$78,732
(Cost: $78,088)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (N) – 0.5%
Wisconsin Electric Power Co.,
1.990%, 4-2-18	$2,536	$2,535

Master Note – 2.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.980%, 4-5-18 (O)	11,715	11,715

Municipal Obligations – 1.6%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps),
1.570%, 4-7-18 (O)	6,800	6,800
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
1.560%, 4-7-18 (O)	2,000	2,000

		8,800

SHORT-TERM SECURITIES (Continued)	Principal	Value
United States Government Agency Obligations – 1.9%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.810%, 4-7-18 (O)	$6,230	$6,230
1.820%, 4-7-18 (O)	4,000	4,000

		10,230

TOTAL SHORT-TERM SECURITIES – 6.2%		$33,280
(Cost: $33,281)

TOTAL INVESTMENT SECURITIES – 99.4%		$534,266
(Cost: $504,297)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		3,320

NET ASSETS – 100.0%		$537,586

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	All or a portion of securities with an aggregate value of $434 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(E)	Restricted securities. At March 31, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Novae Group plc (3-Month U.S. LIBOR plus 405 bps), 5.889%, 06-30-34	8-4-17	$400	$386	$397

		Shares
Pinnacle Agriculture Enterprises LLC	3-10-17	233	106	210
Targa Resources Corp., 9.500%	10-24-17	1	1,415	1,411

			$1,907	$2,018

The total value of these securities represented 0.4% of net assets at March 31, 2018.

(F)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $118,486 or 22.0% of net assets.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(I)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

2018	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2018.

(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(N)	Rate shown is the yield to maturity at March 31, 2018.

(O)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at March 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Euro	9,700	U.S. Dollar	12,032	7-5-18	Citibank N.A.	$11		$—
British Pound	5,040	U.S. Dollar	7,150	6-29-18	JPMorgan Securities LLC	52		—
Euro	9,210	U.S. Dollar	11,598	9-28-18	JPMorgan Securities LLC	107		—
Euro	547	U.S. Dollar	678	7-5-18	Morgan Stanley International	—	*	—

						$170		$—

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$2,125	$11,577	$78
Consumer Staples	1,815	21,911	—
Energy	3,644	22,290	—
Financials	6,289	30,932	—
Health Care	16,695	7,146	—
Industrials	13,438	13,568	—
Information Technology	19,157	4,705	—
Materials	3,418	9,299	—
Real Estate	28,225	23,311	—
Telecommunication Services	—	9,217	—
Utilities	—	8,922	—
Total Common Stocks	$94,806	$162,878	$78
Investment Funds	6,202	—	—
Preferred Stocks	—	1,411	210
Asset-Backed Securities	—	8,608	—
Corporate Debt Securities	—	138,960	—
Mortgage-Backed Securities	—	8,787	—
Other Government Securities	—	314	—
Loans	—	68,588	10,144
Short-Term Securities	—	33,280	—
Total	$101,008	$422,826	$10,432
Forward Foreign Currency Contracts	$—	$170	$—

During the period ended March 31, 2018, securities totaling $138,673 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

20	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Mortgage- Backed Securities	Loans
Beginning Balance 10-1-17	$—	$147	$300	$6,671
Net realized gain (loss)	—	—	—	(20)
Net change in unrealized appreciation (depreciation)	70	63	—	41
Purchases	8	—	—	5,544
Sales	—	—	—	(1,937)
Amortization/Accretion of premium/discount	—	—	—	4
Transfers into Level 3 during the period	—	—	—	2,559
Transfers out of Level 3 during the period	—	—	(300)	(2,718)

Ending Balance 3-31-18	$78	$210	$—	$10,144

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-18	$70	$63	$—	$59

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 3-31-18	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$78	Market comparable approach	Adjusted EBITDA multiple	8.62x

Preferred Stocks	210	Market comparable approach	Adjusted EBITDA multiple	10.01x
			Illiquidity Discount	10%

Loans	10,144	Third-party vendor service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CLO = Collateralized Loan Obligation

EURIBOR = Euro Interbank Offered Rate

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment in kind

REIT = Real Estate Investment Trust

TB = Treasury Bill

2018	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

Country Diversification
(as a % of net assets)
United States	52.0%
United Kingdom	8.7%
France	6.3%
Netherlands	3.8%
Canada	3.1%
Hong Kong	2.4%
Luxembourg	2.3%
Japan	2.1%
Switzerland	1.4%
Germany	1.2%
Russia	1.2%
China	1.1%
Other Countries	7.6%
Other+	6.8%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

22	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY APOLLO STRATEGIC INCOME FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Stocks	2.0%
Financials	1.3%
Energy	0.4%
Consumer Discretionary	0.1%
Consumer Staples	0.1%
Real Estate	0.1%
Bonds	93.6%
Corporate Debt Securities	55.7%
Loans	16.2%
Other Government Securities	9.8%
United States Government and Government Agency Obligations	8.8%
Mortgage-Backed Securities	1.7%
Asset-Backed Securities	1.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.4%

Quality Weightings

Investment Grade	33.5%
AAA	0.2%
AA	10.0%
A	8.1%
BBB	15.2%
Non-Investment Grade	60.1%
BB	14.9%
B	28.0%
CCC	11.9%
Below CCC	0.0%
Non-rated	5.3%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	6.4%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	65.7%
United States	60.4%
Other North America	5.3%
Europe	14.5%
Luxembourg	4.0%
Other Europe	10.5%
South America	6.0%
Pacific Basin	5.0%
Bahamas/Caribbean	2.5%
Other	1.6%
Middle East	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.4%

Lipper Rankings

Category: Lipper Multi-Sector Income Funds	Rank	Percentile
1 Year	212/321	66

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Netherlands

Consumer Discretionary – 0.0%
Altice N.V., Class A (A)	11	$88

Total Netherlands – 0.0%		$88
United States

Consumer Discretionary – 0.1%
Laureate Education, Inc., Class A (A)	20	271
True Religion Apparel, Inc. (A)(B)	1	87

		358

Total United States – 0.1%		$358

TOTAL COMMON STOCKS – 0.1%		$446
(Cost: $494)

INVESTMENT FUNDS
United States – 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF	78	6,641

TOTAL INVESTMENT FUNDS – 1.3%		$6,641
(Cost: $6,603)

PREFERRED STOCKS
United States

Consumer Staples – 0.1%
Pinnacle Agriculture Enterprises LLC (A)(B)(C)	389	350

Energy – 0.4%
Targa Resources Corp., 9.500% (A)(C)	1	1,620
Weatherford International Ltd., 5.880%	553	496

		2,116

Real Estate – 0.1%
iStar, Inc., Convertible	486	462

Total United States – 0.6%		$2,928

TOTAL PREFERRED STOCKS – 0.6%		$2,928
(Cost: $2,878)

ASSET-BACKED SECURITIES	Principal
Cayman Islands – 0.0%
Anchorage Capital CLO Ltd., Series 2014-4RA, Class E (3-Month U.S. LIBOR plus 550 bps)
7.260%, 1-28-31 (D)(E)	$250	248
Greenwood Park CLO Ltd., Series 2018-1A, Class E (3-Month U.S. LIBOR plus 495 bps)
6.720%, 4-15-31 (D)(E)	250	249

ASSET-BACKED SECURITIES (Continued)	Principal	Value
Cayman Islands (Continued)
Greywolf CLO Ltd., Series 2015-1A, Class DR (3-Month U.S. LIBOR plus 585 bps)
7.595%, 1-27-31 (D)(E)	$250	$245
JFIN CLO Ltd. and JFIN CLO LLC, Series 2016-1A, Class E (3-Month U.S. LIBOR plus 720 bps)
8.960%, 7-27-28 (D)(E)	125	126

		868

United States – 1.4%
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps)
5.222%, 7-15-26 (D)(E)	400	399
Anchorage Credit Funding Ltd., Series 2015-2A, Class D
7.300%, 1-25-31 (D)	400	402
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps)
9.113%, 7-20-28 (E)	1,350	1,353
Benefit Street Partners CLO Ltd., Series 2018-14A, Class E (3-Month U.S. LIBOR plus 535 bps)
1.911%, 4-20-31 (D)(E)	250	250
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps)
5.245%, 10-25-30 (D)(E)	1,000	985
Guggenheim 1828 CLO LLC, Series 2016-1A (3-Month U.S. LIBOR plus 700 bps)
8.722%, 4-15-28 (D)(E)	400	401
Hildene CLO Ltd., Series 2014-2A, Class E (3-Month U.S. LIBOR plus 510 bps)
6.839%, 7-19-26 (D)(E)	125	123
ICG U.S. CLO Ltd., Series 2014-1A, Class DR (3-Month U.S. LIBOR plus 649 bps)
7.864%, 1-20-30 (D)(E)	250	252
Marathon CLO Ltd. and Marathon CLO LLC, Series 2015-8A, Class C (3-Month U.S. LIBOR plus 405 bps)
5.784%, 7-18-27 (D)(E)	400	399
OZLM Ltd., Series 2015-12A (3-Month U.S. LIBOR plus 370 bps)
5.467%, 4-30-27 (D)(E)	400	400
Seven Sticks CLO Ltd., Series 2016-1A (3-Month U.S. LIBOR plus 760 bps)
9.322%, 7-15-28 (D)(E)	400	402
Sound Point CLO Ltd., Series 2016-2A, Class D (3-Month U.S. LIBOR plus 425 bps)
5.995%, 10-20-28 (D)(E)	100	101
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class D (3-Month U.S. LIBOR plus 540 bps)
7.145%, 10-20-28 (D)(E)	250	252
Trapeza CDO LLC 2007-13A, Class A2A (3-Month U.S. LIBOR plus 33 bps)
2.130%, 11-9-42 (D)(E)	250	205

ASSET-BACKED SECURITIES (Continued)	Principal		Value
United States (Continued)
ZAIS CLO 7 Ltd., Series 2017-2A, Class E (3-Month U.S. LIBOR plus 715 bps)
8.872%, 4-15-30 (D)(E)		$500	$512

			6,436

TOTAL ASSET-BACKED SECURITIES – 1.4%			$7,304
(Cost: $7,159)

CORPORATE DEBT SECURITIES
Argentina

Energy – 0.1%
YPF Sociedad Anonima (3-Month U.S. LIBOR plus 750 bps)
8.916%, 8-15-18 (E)		471	475

Total Argentina – 0.1%			$475
Australia

Financials – 0.1%
Westpac Banking Corp.
4.625%, 6-1-18		660	662

Total Australia – 0.1%			$662
Austria

Consumer Staples – 0.2%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.):
6.250%, 2-5-23		297	283
6.250%, 2-5-23 (D)		33	31
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10-28-20 (D)		600	618

			932

Materials – 0.4%
Bahia Sul Holdings GmbH
5.750%, 7-14-26 (D)		2,000	2,100

Total Austria – 0.6%			$3,032
Belgium

Financials – 0.1%
AG Insurance S.A.
3.500%, 6-30-47 (G)	EUR	200	262

Total Belgium – 0.1%			$262
Brazil

Consumer Staples – 0.4%
Cosan Ltd.
5.950%, 9-20-24 (D)		$1,725	1,749

Materials – 0.5%
Fibria Overseas Finance Ltd.:
5.250%, 5-12-24		800	826
4.000%, 1-14-25		850	820

24	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials (Continued)
Vale Overseas Ltd.:
4.625%, 9-15-20	$700	$726
6.250%, 8-10-26	125	140

		2,512

Utilities – 0.2%
Aegea Finance S.a.r.l.
5.750%, 10-10-24 (D)	1,000	990

Total Brazil – 1.1%		$5,251
British Virgin Islands

Financials – 0.0%
King Power Capital Ltd.
5.625%, 11-3-24	225	243

Total British Virgin Islands – 0.0%		$243
Canada

Consumer Discretionary – 0.4%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5-15-24 (D)	394	376
4.250%, 5-15-24 (D)	205	196
5.000%, 10-15-25 (D)	1,040	990
Gateway Casinos & Entertainment Ltd.
8.250%, 3-1-24 (D)	587	624

		2,186

Energy – 0.7%
Bellatrix Exploration Ltd.
8.500%, 5-15-20 (D)	675	548
Seven Generations Energy Ltd.:
6.750%, 5-1-23 (D)	1,315	1,361
5.375%, 9-30-25 (D)	480	458
TransCanada PipeLines Ltd.
3.800%, 10-1-20	1,000	1,018
Trinidad Drilling Ltd.
6.625%, 2-15-25 (D)	10	9

		3,394

Financials – 0.3%
Royal Bank of Canada:
2.500%, 1-19-21	750	739
4.650%, 1-27-26	550	567

		1,306

Health Care – 0.0%
Concordia Healthcare Corp.:
9.500%, 10-21-22 (D)(H)	2,169	130
7.000%, 4-15-23 (D)(H)	135	9

		139

Industrials – 0.3%
GFL Environmental, Inc.:
9.875%, 2-1-21 (D)	290	306
5.625%, 5-1-22 (D)	155	155
5.375%, 3-1-23 (D)	858	843
Ritchie Bros. Auctioneers, Inc.
5.375%, 1-15-25 (D)	106	106

		1,410

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Information Technology – 0.5%
Kronos Acquisition Holdings, Inc.
9.000%, 8-15-23 (D)	$2,849	$2,706

Materials – 0.2%
HudBay Minerals, Inc.:
7.250%, 1-15-23 (D)	68	70
7.625%, 1-15-25 (D)	102	108
NOVA Chemicals Corp.:
4.875%, 6-1-24 (D)	661	633
5.250%, 6-1-27 (D)	265	252

		1,063

Total Canada – 2.4%		$12,204
Cayman Islands

Financials – 0.2%
ADCB Finance Cayman Ltd.
4.000%, 3-29-23 (D)	200	200
Banco do Brasil S.A.
6.000%, 1-22-20 (D)	1,000	1,044
Preferred Term Securities XXV Ltd., Series A-2 (3-Month U.S. LIBOR plus 35 bps)
2.475%, 6-22-37 (D)(E)	145	122

		1,366

Industrials – 0.7%
Guanay Finance Ltd.
6.000%, 12-15-20	1,643	1,677
LATAM Finance Ltd.
6.875%, 4-11-24 (D)	2,000	2,092

		3,769

Materials – 0.4%
Braskem Finance Ltd. (GTD by Braskem S.A.)
5.750%, 4-15-21 (D)	1,800	1,877

Real Estate – 0.0%
Link Finance (Cayman) 2009 Ltd.
2.875%, 7-21-26	200	189

Telecommunication Services – 0.9%
CK Hutchison International (16) Ltd.
1.875%, 10-3-21 (D)	2,000	1,912
Sable International Finance Ltd.
6.875%, 8-1-22 (D)	2,448	2,570

		4,482

Total Cayman Islands – 2.2%		$11,683
Chile

Consumer Discretionary – 0.0%
Saci Falabella
3.750%, 10-30-27 (D)	200	189

Financials – 0.2%
Banco Santander Chile
2.500%, 12-15-20 (D)	1,250	1,222

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Materials – 0.1%
Celulosa Arauco y Constitucion S.A.
5.000%, 1-21-21		$700	$727

Utilities – 0.0%
Empresa Electrica Angamos S.A.
4.875%, 5-25-29		200	196

Total Chile – 0.3%			$2,334
China

Financials – 0.0%
Bank of China Ltd.
5.000%, 11-13-24		200	206
China Construction Bank Corp.
3.875%, 5-13-25		200	200

			406

Information Technology – 0.7%
Alibaba Group Holding Ltd.:
2.500%, 11-28-19		1,500	1,489
2.800%, 6-6-23		900	870
Tencent Holdings Ltd.
2.985%, 1-19-23 (D)		1,000	974

			3,333

Total China – 0.7%			$3,739
Columbia

Financials – 0.3%
Banco de Bogota S.A.
5.375%, 2-19-23 (D)		1,300	1,345

Utilities – 0.2%
Empresas Publicas de Medellin E.S.P.
7.625%, 7-29-19 (D)		697	739

Total Columbia – 0.5%			$2,084
Denmark

Financials – 0.0%
Danica Pension A/S
4.375%, 9-29-45 (G)	EUR	100	139

Total Denmark – 0.0%			$139
France

Consumer Discretionary – 0.6%
Burger King France SAS
6.000%, 5-1-24 (D)(G)		100	130
Klesia Prevoyance
5.375%, 12-8-26 (G)		300	396
Numericable – SFR S.A.
7.375%, 5-1-26 (D)		$2,494	2,375

			2,901

Consumer Staples – 0.5%
Danone S.A.
3.000%, 6-15-22 (D)		900	887

2018	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Consumer Staples (Continued)
Pernod Ricard S.A.
4.450%, 1-15-22 (D)		$1,500	$1,557

			2,444

Financials – 0.5%
BNP Paribas S.A.
7.625%, 12-29-49 (D)		1,800	1,933
Humanis Prevoyance
5.750%, 10-22-25 (G)	EUR	300	397

			2,330

Telecommunication Services – 0.3%
Orange S.A.
1.625%, 11-3-19		$1,500	1,469

Total France – 1.9%			$9,144
Germany

Consumer Discretionary – 0.0%
PrestigeBidCo GmbH
6.250%, 12-15-23 (G)	EUR	100	131

Telecommunication Services – 0.1%
Unitymedia GmbH
3.750%, 1-15-27 (G)		200	258

Total Germany – 0.1%			$389
Hong Kong

Consumer Discretionary – 0.1%
Studio City Finance Ltd.
8.500%, 12-1-20 (D)		$455	464

Total Hong Kong – 0.1%			$464
India

Industrials – 0.4%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7-29-20 (D)		2,200	2,187

Materials – 0.4%
Vedanta Resources plc
6.375%, 7-30-22 (D)		1,800	1,833

Telecommunication Services – 0.0%
Bharti Airtel Ltd.
4.375%, 6-10-25		200	194

Total India – 0.8%			$4,214
Israel

Utilities – 0.0%
Israel Electric Corp. Ltd.
6.875%, 6-21-23 (D)		200	225

Total Israel – 0.0%			$225

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Italy

Consumer Discretionary – 0.1%
Gamenet Group S.p.A.
6.000%, 8-15-21 (D)(G)	EUR	200	$252

Consumer Staples – 0.0%
N&W Global Vending S.p.A.
7.000%, 10-15-23 (D)(G)		100	130

Financials – 0.0%
Schumann S.p.A.
7.000%, 7-31-23 (G)		100	128

Total Italy – 0.1%			$510
Japan

Consumer Staples – 0.3%
Suntory Holdings Ltd.
2.550%, 9-29-19 (D)		$1,325	1,315

Financials – 0.4%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27		600	574
Mizuho Bank Ltd.
2.450%, 4-16-19 (D)		750	746
Mizuho Financial Group, Inc.
3.170%, 9-11-27		600	563

			1,883

Total Japan – 0.7%			$3,198
Jersey

Consumer Discretionary – 0.0%
CPUK Finance Ltd.
4.250%, 8-28-22 (D)(G)	GBP	100	141

Financials – 0.1%
Mercury BondCo plc (8.250% Cash or 9.000% PIK)
8.250%, 5-30-21 (G)(I)	EUR	200	256

Total Jersey – 0.1%			$397
Luxembourg

Consumer Discretionary – 1.9%
Altice Financing S.A.:
6.625%, 2-15-23 (D)		$1,213	1,201
7.500%, 5-15-26 (D)		1,672	1,638
Altice Finco S.A.
8.125%, 1-15-24 (D)		100	103
Altice S.A.:
7.250%, 5-15-22 (D)(G)	EUR	250	299
7.750%, 5-15-22 (D)		$3,100	2,875
6.250%, 2-15-25 (D)(G)	EUR	250	285
7.625%, 2-15-25 (D)		$800	684
Intelsat Jackson Holdings S.A.:
9.500%, 9-30-22 (D)		814	928
8.000%, 2-15-24 (D)		1,087	1,143

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary (Continued)
Nielsen Co. (Luxembourg) S.a.r.l. (The)
5.500%, 10-1-21 (D)	$700	$710
Telenet Finance Luxembourg Notes S.a.r.l.
5.500%, 3-1-28 (D)	200	190

		10,056

Consumer Staples – 0.3%
Minerva Luxembourg S.A.:
6.500%, 9-20-26	200	192
5.875%, 1-19-28 (D)	1,200	1,097

		1,289

Energy – 0.2%
Offshore Drilling Holding S.A.
8.375%, 9-20-20 (D)(J)	1,600	808

Financials – 0.2%
4finance S.A.
10.750%, 5-1-22 (D)	450	464
Hidrovias International Finance S.a.r.l.
5.950%, 1-24-25 (D)	370	366

		830

Industrials – 0.3%
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5-1-20	1,500	1,488

Information Technology – 0.3%
Atento Luxco 1 S.A.
6.125%, 8-10-22 (D)	1,525	1,550

Materials – 0.2%
ARD Finance S.A.
7.125%, 9-15-23	200	207
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK)
8.750%, 1-31-23 (D)(I)	800	838

		1,045

Total Luxembourg – 3.4%		$17,066
Macau

Consumer Discretionary – 0.1%
Wynn Macau Ltd.:
4.875%, 10-1-24 (D)	200	195
5.500%, 10-1-27 (D)	241	236

		431

Total Macau – 0.1%		$431
Malaysia

Financials – 0.0%
Malayan Banking Berhad
3.905%, 10-29-26	200	200

Total Malaysia – 0.0%		$200

26	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Mauritius

Telecommunication Services – 0.1%
MTN Mauritius Investments Ltd.
5.373%, 2-13-22 (D)	$200	$202

Total Mauritius – 0.1%		$202
Mexico

Consumer Discretionary – 0.2%
Nemak S.A.B. de C.V.
4.750%, 1-23-25 (D)	1,200	1,191

Consumer Staples – 0.5%
Coca-Cola FEMSA S.A.B. de C.V.
2.375%, 11-26-18	150	150
Grupo Bimbo S.A.B. de C.V.:
4.875%, 6-30-20 (D)	350	362
4.500%, 1-25-22 (D)	1,250	1,291
Kimberly-Clark de Mexico
3.800%, 4-8-24 (D)	1,000	993

		2,796

Energy – 0.1%
Petroleos Mexicanos:
5.375%, 3-13-22	150	156
5.350%, 2-12-28 (D)	500	490

		646

Financials – 0.7%
Banco Santander S.A.
4.125%, 11-9-22 (D)	1,750	1,746
Nacional Financiera SNC
3.375%, 11-5-20 (D)	750	753
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9-27-23 (D)	450	458

		2,957

Materials – 0.4%
Grupo Cementos de Chihuahua S.A.B. de C.V.
5.250%, 6-23-24 (D)	2,146	2,146

Real Estate – 0.1%
Fibra Uno Administracion S.A. de C.V.
5.250%, 1-30-26 (D)	200	203

Telecommunication Services – 0.2%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.)
5.500%, 11-15-19	1,000	1,038

Total Mexico – 2.2%		$10,977
Netherlands

Consumer Discretionary – 0.7%
Clear Channel International B.V.
8.750%, 12-15-20 (D)	156	163
Myriad International Holdings B.V.
6.000%, 7-18-20 (D)	350	368

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Consumer Discretionary (Continued)
VTR Finance B.V.
6.875%, 1-15-24 (D)		$2,803	$2,919

			3,450

Consumer Staples – 0.3%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.)
7.000%, 3-15-24 (D)		1,200	1,128
Marfrig Holdings (Europe) B.V.
8.000%, 6-8-23 (D)		650	654

			1,782

Energy – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
8.375%, 5-23-21		251	286
5.999%, 1-27-28 (D)		233	230

			516

Financials – 0.4%
Aegon N.V.
4.000%, 4-25-44 (G)	EUR	100	135
Cooperatieve Rabobank U.A.
3.875%, 2-8-22		$625	638
Sigma Finance, Inc.
4.875%, 3-27-28 (D)		1,400	1,397

			2,170

Materials – 0.5%
Constellium N.V.:
5.750%, 5-15-24 (D)		1,000	980
6.625%, 3-1-25 (D)		1,081	1,095
5.875%, 2-15-26 (D)		449	442

			2,517

Utilities – 0.1%
Majapahit Holding B.V.
7.750%, 1-20-20 (D)		400	429

Total Netherlands – 2.1%			$10,864
Norway

Energy – 0.3%
Aker BP ASA
6.000%, 7-1-22 (D)		1,500	1,549

Total Norway – 0.3%			$1,549
Panama

Financials – 0.3%
Banco de Credito del Peru
2.250%, 10-25-19 (D)		500	493
Banco Latinoamericano de Comercio Exterior S.A.
3.250%, 5-7-20 (D)		1,000	994

			1,487

Total Panama – 0.3%			$1,487

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Peru

Financials – 0.1%
BBVA Banco Continental S.A.
3.250%, 4-8-18 (D)		$500	$499

Total Peru – 0.1%			$499
Qatar

Energy – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9-30-20 (D)		744	763

Total Qatar – 0.2%			$763
South Korea

Financials – 0.2%
Kookmin Bank
2.125%, 10-21-20 (D)		750	730
Woori Bank
2.625%, 7-20-21 (D)		750	731

			1,461

Telecommunication Services – 0.1%
SK Broadband Co. Ltd.
2.875%, 10-29-18		500	500

Total South Korea – 0.3%			$1,961
Spain

Financials – 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5-29-49		2,000	2,011

Utilities – 0.1%
Abengoa Yield plc
7.000%, 11-15-19 (D)		679	701

Total Spain – 0.5%			$2,712
Sweden

Materials – 0.0%
Ovako AB
5.000%, 10-5-22 (G)	EUR	100	126

Total Sweden – 0.0%			$126
Switzerland

Financials – 0.1%
Credit Suisse Group AG
4.282%, 1-9-28 (D)		$700	701

Total Switzerland – 0.1%			$701
Turkey

Financials – 0.0%
Turkiye Is Bankasi A.S.
5.500%, 4-21-22		200	197

Total Turkey – 0.0%			$197

2018	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
United Kingdom

Consumer Discretionary – 0.0%
Stonegate Public Co. Financing plc
4.875%, 3-15-22 (G)	GBP	100	$139

Consumer Staples – 0.3%
Imperial Tobacco Finance plc
3.750%, 7-21-22 (D)		$1,500	1,505

Energy – 0.3%
Ensco plc
7.750%, 2-1-26		480	440
KCA Deutag UK Finance plc
7.250%, 5-15-21 (D)		1,000	968

			1,408

Financials – 1.2%
ANZ New Zealand International Ltd.
3.450%, 1-21-28 (D)		500	485
Arrow Global Finance plc
5.125%, 9-15-24 (G)	GBP	150	208
Barclays plc
8.250%, 12-29-49		$1,300	1,341
Esure Group plc
6.750%, 12-19-24 (G)	GBP	150	246
HSBC Holdings plc
4.041%, 3-13-28		$800	799
RL Finance Bonds No. 2 plc
6.125%, 11-30-43 (G)	GBP	100	158
Scottish Widows Ltd.
5.500%, 6-16-23 (G)		100	155
State Bank of India
3.250%, 4-18-18 (D)		$1,750	1,750

			5,142

Real Estate – 0.0%
Keystone Financing plc
9.500%, 10-15-19 (G)	GBP	81	115

Total United Kingdom – 1.8%			$8,309
United States

Consumer Discretionary – 7.4%
Acosta, Inc.
7.750%, 10-1-22 (D)		$1,013	638
Allison Transmission, Inc.
5.000%, 10-1-24 (D)		178	177
Altice U.S. Finance I Corp.:
5.375%, 7-15-23 (D)		484	490
5.500%, 5-15-26 (D)		660	644
Altice U.S. Finance II Corp.
7.750%, 7-15-25 (D)		605	640
Arch Merger Sub, Inc.
8.500%, 9-15-25 (D)		1,414	1,308
Block Communications, Inc.
6.875%, 2-15-25 (D)		114	115
Boyne USA, Inc.
7.250%, 5-1-25 (D)		476	488
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26 (D)		2,700	2,643
5.000%, 2-1-28 (D)		909	852

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary (Continued)
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC
5.375%, 4-15-27 (D)	$216	$214
Cequel Communications Holdings I LLC and Cequel Capital Corp.
6.375%, 9-15-20 (D)	47	48
Clear Channel Outdoor Holdings, Inc.
6.500%, 11-15-22	1,985	2,018
Clear Channel Worldwide Holdings, Inc., Series A
7.625%, 3-15-20	227	225
Clear Channel Worldwide Holdings, Inc., Series B
7.625%, 3-15-20	1,925	1,923
CSC Holdings LLC
5.375%, 2-1-28 (D)	960	907
Cumberland Farms, Inc.
6.750%, 5-1-25 (D)	357	371
Cumulus Media, Inc.
7.750%, 5-1-19 (H)	200	30
DISH DBS Corp.:
6.750%, 6-1-21	450	454
5.875%, 7-15-22	1,000	955
5.875%, 11-15-24	135	120
7.750%, 7-1-26	449	423
E.W. Scripps Co.
5.125%, 5-15-25 (D)	66	61
Everi Payments, Inc.
7.500%, 12-15-25 (D)	851	864
Golden Nugget, Inc.:
6.750%, 10-15-24 (D)	1,202	1,211
8.750%, 10-1-25 (D)	481	499
Gray Television, Inc.
5.875%, 7-15-26 (D)	188	183
Hanesbrands, Inc.
4.875%, 5-15-26 (D)	250	243
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK)
9.750%, 10-15-19 (D)(I)	2,898	2,898
K Hovnanian Enterprises, Inc.
10.000%, 7-15-22 (D)	927	985
Laureate Education, Inc.
8.250%, 5-1-25 (D)	3,838	4,116
Lennar Corp.
4.500%, 4-30-24	650	637
MDC Partners, Inc.
6.500%, 5-1-24 (D)	1,295	1,260
Neptune Finco Corp.:
10.125%, 1-15-23 (D)	1,248	1,385
10.875%, 10-15-25 (D)	448	527
6.625%, 10-15-25 (D)	225	232
Nexstar Escrow Corp.
5.625%, 8-1-24 (D)	159	156
Outfront Media Capital LLC and Outfront Media Capital Corp.
5.625%, 2-15-24	400	401
Penske Automotive Group, Inc.
5.500%, 5-15-26	153	150
PetSmart, Inc.:
8.875%, 6-1-25 (D)	490	279
5.875%, 6-1-25 (D)	401	290

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary (Continued)
Radio One, Inc. (GTD by TV One LLC)
7.375%, 4-15-22 (D)	$516	$511
Sirius XM Radio, Inc.:
4.625%, 5-15-23 (D)	571	562
6.000%, 7-15-24 (D)	1,450	1,493
Sonic Automotive, Inc.
5.000%, 5-15-23	815	774
Vrio Finco 1 LLC and Vrio Finco 2, Inc. (GTD by Vrio Corp.)
6.250%, 4-4-23 (D)	1,000	1,010
WMG Acquisition Corp.
5.500%, 4-15-26 (D)	368	370

		36,780

Consumer Staples – 3.2%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB)
2.650%, 2-1-21	1,500	1,488
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
4.000%, 4-13-28	1,150	1,163
Bunge Ltd. Finance Corp.
3.500%, 11-24-20	3,795	3,807
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (D)	966	942
5.750%, 6-15-25 (D)	969	904
JBS USA Lux S.A. and JBS USA Finance, Inc.
6.750%, 2-15-28 (D)	1,225	1,176
Performance Food Group, Inc.
5.500%, 6-1-24 (D)	618	621
Philip Morris International, Inc.
1.375%, 2-25-19	1,000	988
Pilgrim’s Pride Corp.:
5.750%, 3-15-25 (D)	170	165
5.875%, 9-30-27 (D)	997	937
Post Holdings, Inc.:
5.500%, 3-1-25 (D)	146	144
5.000%, 8-15-26 (D)	289	275
5.750%, 3-1-27 (D)	1,185	1,170
Simmons Foods, Inc.
5.750%, 11-1-24 (D)	2,098	1,904
U.S. Foods, Inc.
5.875%, 6-15-24 (D)	694	710

		16,394

Energy – 2.0%
American Energy Permian Basin LLC
8.000%, 6-15-20 (D)	500	505
Brand Energy & Infrastructure Services, Inc.
8.500%, 7-15-25 (D)	632	659
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.)
6.125%, 10-1-24	633	647
Chesapeake Energy Corp.
8.000%, 1-15-25 (D)	74	72
Crownrock L.P.
5.625%, 10-15-25 (D)	1,441	1,427
Diamondback Energy, Inc.
4.750%, 11-1-24	510	504

28	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy (Continued)
Endeavor Energy Resources L.P.:
5.500%, 1-30-26 (D)	$513	$510
5.750%, 1-30-28 (D)	347	346
Extraction Oil & Gas, Inc.
5.625%, 2-1-26 (D)	652	616
Gulfport Energy Corp.
6.000%, 10-15-24	150	142
Laredo Petroleum, Inc.
6.250%, 3-15-23	185	186
Moss Creek Resources Holdings, Inc.
7.500%, 1-15-26 (D)	666	672
Newfield Exploration Co.
5.625%, 7-1-24	150	158
Parsley Energy LLC and Parsley Finance Corp.
5.625%, 10-15-27 (D)	336	336
PDC Energy, Inc.
6.125%, 9-15-24	55	56
Permian Resources LLC
13.000%, 11-30-20 (D)	250	286
QEP Resources, Inc.
5.625%, 3-1-26	309	292
Reliance Holding USA, Inc.
4.500%, 10-19-20 (D)	500	513
Sanchez Energy Corp.
7.250%, 2-15-23 (D)	122	123
SESI LLC
7.125%, 12-15-21	196	200
Tallgrass Energy Partners L.P. and Tallgrass Energy Finance Corp.
5.500%, 1-15-28 (D)	286	289
Targa Resources Partners L.P.
5.000%, 1-15-28 (D)	361	344
Ultra Resources, Inc.
6.875%, 4-15-22 (D)	259	225
Whiting Petroleum Corp.:
5.750%, 3-15-21	293	296
6.625%, 1-15-26 (D)	242	244

		9,648

Financials – 7.0%
Australia and New Zealand Banking Group Ltd.:
2.000%, 11-16-18	500	498
2.250%, 6-13-19	1,500	1,491
Balboa Merger Sub, Inc.
11.375%, 12-1-21 (D)	1,310	1,426
Bank of America Corp.:
6.875%, 11-15-18	1,700	1,744
3.593%, 7-21-28	1,200	1,165
BBVA Bancomer S.A.
6.500%, 3-10-21 (D)	1,100	1,169
Citigroup, Inc.
3.520%, 10-27-28	1,250	1,206
CURO Financial Technologies Corp.
12.000%, 3-1-22 (D)	176	195
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6-1-19 (D)	500	502
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.)
2.400%, 5-9-19	1,000	995

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	$2,300	$2,259
HSBC USA, Inc.
2.750%, 8-7-20	1,000	992
Hub International Ltd.
7.875%, 10-1-21 (D)	500	518
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2-1-22	771	785
6.375%, 12-15-25	257	258
Industrial and Commercial Bank of China Ltd.
2.957%, 11-8-22	750	732
JPMorgan Chase & Co.
3.540%, 5-1-28	1,750	1,709
KeyBank N.A.
2.500%, 12-15-19	1,000	994
Liberty Mutual Holding Co., Inc.
7.800%, 3-15-37 (D)	199	246
MetLife, Inc.
10.750%, 8-1-39	530	832
National Australia Bank Ltd.
2.000%, 1-14-19	1,500	1,494
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK)
10.625%, 5-1-19 (D)(I)	3,013	2,975
NFP Corp.
6.875%, 7-15-25 (D)	2,296	2,279
Novae Group plc (3-Month U.S. LIBOR plus 405 bps)
5.889%, 6-30-34 (C)(E)	400	397
Provident Funding Associates L.P. and PFG Finance Corp.
6.375%, 6-15-25 (D)	656	658
Quicken Loans, Inc.
5.750%, 5-1-25 (D)	1,170	1,167
Rabobank Nederland
2.500%, 1-19-21	750	738
TerraForm Global Operating LLC (GTD by Terra Form Global LLC)
6.125%, 3-1-26 (D)	1,150	1,159
TMX Finance LLC and TitleMax Finance Corp.
8.500%, 9-15-18 (D)	2,790	2,657
USIS Merger Sub, Inc.
6.875%, 5-1-25 (D)	241	241
VHF Parent LLC
6.750%, 6-15-22 (D)	186	197
Wells Fargo & Co.
4.300%, 7-22-27	1,175	1,180
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps)
5.895%, 3-29-49 (E)	1,350	1,369

		36,227

Health Care – 2.7%
AMN Healthcare, Inc.
5.125%, 10-1-24 (D)	241	240
Avantor, Inc.:
6.000%, 10-1-24 (D)	360	358
9.000%, 10-1-25 (D)	841	824

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care (Continued)
DaVita HealthCare Partners, Inc.
5.125%, 7-15-24	$100	$98
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21 (D)	600	611
4.500%, 1-15-23 (D)	2,500	2,571
Greatbatch Ltd.
9.125%, 11-1-23 (D)	1,022	1,106
HCA, Inc. (GTD by HCA Holdings, Inc.)
5.250%, 6-15-26	115	116
Jaguar Holding Co. II and Pharmaceutical Product Development LLC
6.375%, 8-1-23 (D)	500	506
Kinetic Concepts, Inc. and KCI USA, Inc.
12.500%, 11-1-21 (D)	112	126
MPH Acquisition Holdings LLC
7.125%, 6-1-24 (D)	482	498
Surgery Center Holdings, Inc.
8.875%, 4-15-21 (D)	830	865
Tenet Healthcare Corp.:
7.500%, 1-1-22 (D)	59	62
8.125%, 4-1-22	1,000	1,043
Universal Hospital Services, Inc.
7.625%, 8-15-20	1,610	1,622
Valeant Pharmaceuticals International, Inc.:
5.500%, 3-1-23 (D)	26	23
5.500%, 11-1-25 (D)	240	233
9.000%, 12-15-25 (D)	167	166
9.250%, 4-1-26 (D)	488	486
VPII Escrow Corp.
7.500%, 7-15-21 (D)	768	774
VRX Escrow Corp.:
5.375%, 3-15-20 (D)	602	605
5.875%, 5-15-23 (D)	423	375
6.125%, 4-15-25 (D)	419	362

		13,670

Industrials – 2.2%
Ahern Rentals, Inc.
7.375%, 5-15-23 (D)	770	749
Azul Investments LLP
5.875%, 10-26-24 (D)	1,350	1,328
BAE Systems Holdings, Inc.:
6.375%, 6-1-19 (D)	750	780
2.850%, 12-15-20 (D)	344	341
JELD-WEN, Inc.
4.625%, 12-15-25 (D)	500	480
KLX, Inc.
5.875%, 12-1-22 (D)	740	763
Lockheed Martin Corp.
2.500%, 11-23-20	1,695	1,679
Masco Corp.
4.375%, 4-1-26	133	135
Prime Security Services Borrower LLC
9.250%, 5-15-23 (D)	1,692	1,834
Standard Industries, Inc.
5.500%, 2-15-23 (D)	364	377
Summit Materials LLC and Summit Materials Finance Corp.
6.125%, 7-15-23	172	176

2018	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Industrials (Continued)
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22		$1,150	$1,173
6.500%, 7-15-24		1,372	1,407
6.500%, 5-15-25		215	217
6.375%, 6-15-26		287	289
United Rentals (North America), Inc. (GTD by United Rentals, Inc.)
5.875%, 9-15-26		151	157
Waste Pro USA, Inc.
5.500%, 2-15-26 (D)		94	93
WESCO Distribution, Inc. (GTD by WESCO International, Inc.)
5.375%, 6-15-24		114	114

			12,092

Information Technology – 1.8%
Alliance Data Systems Corp.:
5.875%, 11-1-21 (D)		207	211
5.375%, 8-1-22 (D)		1,444	1,444
Cardtronics, Inc. and Cardtronics USA, Inc.
5.500%, 5-1-25 (D)		158	149
Infor (U.S.), Inc.
5.750%, 5-15-22 (G)	EUR	100	124
Italics Merger Sub, Inc.
7.125%, 7-15-23 (D)		$2,231	2,226
j2 Cloud Services LLC and j2 Global, Inc.
6.000%, 7-15-25 (D)		270	276
JDA Escrow LLC and JDA Bond Finance, Inc.
7.375%, 10-15-24 (D)		189	196
L-3 Communications Corp.
5.200%, 10-15-19		1,250	1,288
Micron Technology, Inc.
5.500%, 2-1-25		132	137
NCR Escrow Corp.
6.375%, 12-15-23		965	1,001
Orbcomm, Inc.
8.000%, 4-1-24 (D)		388	403
Pioneer Holding Corp.
9.000%, 11-1-22 (D)		713	743
Riverbed Technology, Inc. and Project Homestake Merger Corp.
8.875%, 3-1-23 (D)		849	807
Vantiv LLC and Vantiv Issuer Corp.
4.375%, 11-15-25 (D)		500	483

			9,488

Materials – 1.4%
BakerCorp International, Inc.
8.250%, 6-1-19		1,440	1,397
CEMEX Finance LLC
6.000%, 4-1-24 (D)		1,500	1,545
Flex Acquisition Co., Inc.
6.875%, 1-15-25 (D)		130	129
Hillman Group, Inc. (The)
6.375%, 7-15-22 (D)		1,470	1,419
Ingevity Corp.
4.500%, 2-1-26 (D)		366	352

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials (Continued)
Kraton Polymers LLC and Kraton Polymers Capital Corp.
7.000%, 4-15-25 (D)	$210	$217
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24 (D)	447	458
5.875%, 9-30-26 (D)	137	135
Pinnacle Operating Corp.
9.000%, 5-15-23 (D)	560	527
PSPC Escrow Corp.
6.500%, 2-1-22 (D)	343	349
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.
5.125%, 7-15-23 (D)	260	263
Valvoline Finco Two LLC
5.500%, 7-15-24	150	154

		6,945

Real Estate – 0.2%
American Tower Corp.
3.400%, 2-15-19	600	602
iStar Financial, Inc., Convertible:
5.000%, 7-1-19	276	277
6.500%, 7-1-21	125	128
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.)
5.250%, 8-1-26	63	63

		1,070

Telecommunication Services – 3.6%
AT&T, Inc.
2.300%, 3-11-19	1,500	1,495
CommScope Technologies LLC (GTD by CommScope, Inc.)
5.000%, 3-15-27 (D)	430	408
Consolidated Communications Finance II Co.
6.500%, 10-1-22	1,016	908
Frontier Communications Corp.:
10.500%, 9-15-22	2,231	1,866
6.875%, 1-15-25	611	361
11.000%, 9-15-25	1,142	856
8.500%, 4-1-26 (D)	611	593
GCI, Inc.
6.875%, 4-15-25	1,075	1,126
Level 3 Communications, Inc.
5.750%, 12-1-22	500	500
Level 3 Escrow II, Inc.
5.375%, 8-15-22	709	709
Olympus Merger Sub, Inc.
8.500%, 10-15-25 (D)	2,969	2,872
Sprint Corp.:
7.250%, 9-15-21	2,137	2,209
7.875%, 9-15-23	1,427	1,457
7.125%, 6-15-24	500	488
7.625%, 3-1-26	367	358
Sprint Nextel Corp.:
9.000%, 11-15-18 (D)	56	58
7.000%, 8-15-20	242	251
11.500%, 11-15-21	126	146

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Telecommunication Services (Continued)
Verizon Communications, Inc.
3.500%, 11-1-21	$1,500	$1,511

		18,172

Utilities – 0.8%
Great Plains Energy, Inc.
4.850%, 6-1-21	1,500	1,553
Pattern Energy Group, Inc., Convertible
4.000%, 7-15-20	279	275
PSEG Power LLC (GTD by Nuclear, Fossil and ER&T)
2.450%, 11-15-18	1,250	1,247
Sempra Energy
2.850%, 11-15-20	500	496

		3,571

Total United States – 32.3%		$164,057

TOTAL CORPORATE DEBT SECURITIES – 55.7%		$282,750
(Cost: $286,394)

MORTGAGE-BACKED SECURITIES
Cayman Islands – 0.0%
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps)
7.295%, 1-28-30 (D)(E)	250	248

United States – 1.7%
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class F (1-Month U.S. LIBOR plus 420 bps)
5.977%, 12-15-36 (D)(E)	400	396
Barclays Commercial Mortgage Securities LLC, Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS (1-Month U.S. LIBOR plus 370 bps)
5.477%, 11-15-34 (D)(E)	700	701
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (Mortgage spread to 3-year U.S. Treasury index)
5.020%, 9-15-23 (D)	1,000	1,004
Marlette Funding Trust, Series 2017-2A, Class C
4.580%, 7-15-24 (D)	450	457
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014-14A, Class D (3-Month U.S. LIBOR plus 395 bps)
5.761%, 11-12-25 (D)(E)	800	800

30	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

MORTGAGE-BACKED SECURITIES (Continued)	Principal		Value
United States (Continued)
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014A, Class E (3-Month U.S. LIBOR plus 535 bps)
7.161%, 11-12-25 (D)(E)		$800	$798
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps)
4.722%, 2-25-23 (D)(E)		2,000	2,008
U.S. Capital Funding V Ltd. and U.S. Capital Funding V Corp., Ser 2006, Class A-2 (3-Month U.S. LIBOR plus 38 bps)
2.088%, 10-10-40 (D)(E)		500	380
Upstart Securitization Trust, Series 2017-2, Class A
2.508%, 3-20-25 (D)		282	281
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F (1-Month U.S. LIBOR plus 550 bps)
7.277%, 6-15-29 (D)(E)		1,500	1,504

			8,329

TOTAL MORTGAGE-BACKED SECURITIES – 1.7%			$8,577
(Cost: $8,455)

OTHER GOVERNMENT SECURITIES (K)
Argentina – 0.7%
Aeropuertos Argentina 2000 S.A.
6.875%, 2-1-27 (D)		625	648
Republic of Argentina
6.875%, 4-22-21		2,500	2,650

			3,298

Brazil – 1.8%
Banco Nacional de Desenvolvimento Economico e Social
4.750%, 5-9-24 (D)		1,900	1,895
Federative Republic of Brazil
4.875%, 1-22-21		6,800	7,075

			8,970

Columbia – 0.5%
Republic of Colombia
4.375%, 7-12-21		2,600	2,691

Indonesia – 1.8%
Republic of Indonesia:
3.750%, 4-25-22 (D)		6,000	6,010
2.950%, 1-11-23		3,300	3,185

			9,195

Luxembourg – 0.4%
Amigo Luxembourg S.A.
7.625%, 1-15-24 (D)(G)	GBP	100	144

OTHER GOVERNMENT SECURITIES (K) (Continued)	Principal		Value
Luxembourg (Continued)
Rumo Luxembourg S.a.r.l.
7.375%, 2-9-24 (D)		$1,750	$1,873

			2,017

Mexico – 0.5%
United Mexican States
3.625%, 3-15-22		2,500	2,542

Norway – 0.0%
Kommunal Landspensjonskasse
4.250%, 6-10-45 (G)	EUR	141	191

Peru – 0.4%
Union Andina de Cementos S.A.
5.875%, 10-30-21 (D)		$2,000	2,062

Poland – 1.3%
Republic of Poland
5.125%, 4-21-21		6,000	6,375

Qatar – 0.8%
Qatar Government Bond
2.375%, 6-2-21 (D)		4,000	3,868

Saudi Arabia – 0.3%
Saudi Arabia Government Bond
2.375%, 10-26-21 (D)		1,500	1,445

South Africa – 0.3%
Republic of South Africa
5.500%, 3-9-20		1,600	1,659

Turkey – 0.4%
Turkey Government Bond
5.125%, 3-25-22		2,000	2,039

United Kingdom – 0.1%
Barclays plc
4.337%, 1-10-28		700	692

United States – 0.2%
Republic of Argentina
5.625%, 1-26-22		1,000	1,014

Venezuela – 0.3%
Corporacion Andina de Fomento
2.000%, 5-10-19		1,500	1,489

TOTAL OTHER GOVERNMENT SECURITIES – 9.8%			$49,547
(Cost: $50,050)

LOANS (E)
Canada

Consumer Discretionary – 0.2%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps)
5.875%, 5-15-23		850	857

LOANS (E) (Continued)	Principal		Value
Industrials – 0.0%
Garda World Security Corp. (ICE LIBOR plus 400 bps)
7.000%, 5-26-24		$191	$193

Total Canada – 0.2%			$1,050
Cayman Islands

Industrials – 0.1%
Agro Merchants Intermediate Holdings L.P. (ICE LIBOR plus 375 bps)
6.052%, 12-6-24		249	251

Total Cayman Islands – 0.1%			$251
Euro

Financials – 0.1%
Jade Germany GmbH (3-Month EURIBOR plus 475 bps)
5.750%, 5-31-23 (G)	EUR	496	614

Total Euro – 0.1%			$614
France

Health Care – 0.4%
Ceva Sante Animale (3-Month EURIBOR plus 300 bps)
3.000%, 6-30-21 (G)		436	537
HomeVi SAS (3-Month EURIBOR plus 325 bps)
3.250%, 10-30-24 (G)		500	615
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps)
3.500%, 6-14-24 (G)		500	616
Sebia S.A. (3-Month EURIBOR plus 300 bps)
3.000%, 10-24-24 (G)		300	367

			2,135

Industrials – 0.0%
Altran Technologies S.A.
0.000%, 3-21-25 (L)		$29	29

Total France – 0.4%			$2,164
Germany

Consumer Staples – 0.1%
Douglas Holding AG (3-Month EURIBOR plus 325 bps)
3.250%, 8-13-22 (G)	EUR	500	603

Total Germany – 0.1%			$603
Isle Of Man

Consumer Discretionary – 0.1%
GVC Holdings plc
0.000%, 3-16-24 (L)		$250	251

Total Isle Of Man – 0.1%			$251

2018	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

LOANS (E) (Continued)	Principal			Value
Luxembourg

Financials – 0.1%
LSF10 XL Bidco SCA (3-Month EURIBOR plus 400 bps)
4.000%, 3-13-24 (G)	EUR	300		$369

Information Technology – 0.0%
SS&C Technologies Holdings, Inc.
0.000%, 2-28-25 (L)		$66		66

Materials – 0.1%
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps)
5.920%, 7-11-24		—	*	—	*
SK Spice Holdings S.a.r.l. (3-Month ICE LIBOR plus 425 bps)
5.955%, 7-11-24		353		349

				349

Total Luxembourg – 0.2%				$784
Netherlands

Financials – 0.1%
Fugue Finance B.V. (3-Month EURIBOR plus 325 bps)
3.250%, 6-26-24 (G)	EUR	500		613

Materials – 0.1%
Caldic B.V. (3-Month EURIBOR plus 325 bps)
3.250%, 7-18-24 (G)		500		615

Total Netherlands – 0.2%				$1,228
Sweden

Industrials – 0.1%
Verisure Holding AB (3-Month EURIBOR plus 300 bps)
3.000%, 10-21-22 (G)		260		316

Total Sweden – 0.1%				$316
United Kingdom

Consumer Discretionary – 0.2%
Belmond Interfin Ltd. (3-Month EURIBOR plus 300 bps)
3.000%, 7-3-24 (G)		496		612
Eagle Bidco Ltd. (ICE LIBOR plus 475 bps)
5.247%, 5-6-22 (G)	GBP	500		702

				1,314

Energy – 0.3%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps)
7.654%, 5-16-20		$1,664		1,660

Financials – 0.0%
EG Finco Ltd.
0.000%, 2-6-25 (L)		250		249

LOANS (E) (Continued)	Principal		Value
Health Care – 0.1%
Elysium Healthcare Holdings 3 Ltd.:
0.000%, 3-28-25 (G)(L)	GBP	500	$691

Real Estate – 0.1%
Park Hotels & Resorts, Inc. (ICE LIBOR plus 425 bps)
4.761%, 3-3-24 (G)		389	538

Total United Kingdom – 0.7%			$4,452
United States

Consumer Discretionary – 3.7%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
6.017%, 7-2-22		$56	45
5.664%, 7-2-22		121	96
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps)
5.022%, 7-25-21		406	397
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps)
8.267%, 7-25-22		600	574
A-L Parent LLC
0.000%, 12-1-23 (B)(L)		168	169
American Residential Services LLC (ICE LIBOR plus 450 bps)
5.877%, 6-30-21		281	282
Apro LLC (ICE LIBOR plus 400 bps)
5.690%, 8-8-24		251	252
Aramark Services, Inc. (ICE LIBOR plus 200 bps)
3.877%, 3-11-25		249	251
Asurion LLC (ICE LIBOR plus 600 bps)
7.877%, 8-4-25		488	500
BARBRI, Inc. (ICE LIBOR plus 425 bps)
5.914%, 12-1-23		250	250
Belk, Inc. (ICE LIBOR plus 475 bps)
6.458%, 12-10-22		2,188	1,893
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps)
5.191%, 2-3-24		1,765	1,762
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps)
9.191%, 1-26-25		1,395	1,397
Caliber Collision Centers, Inc. (ICE LIBOR plus 300 bps)
4.877%, 2-1-24		212	213
Charter Communications Operating LLC (ICE LIBOR plus 200 bps)
3.880%, 4-30-25		249	250
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps)
7.027%, 11-9-19		800	802
CSC Holdings LLC (ICE LIBOR plus 225 bps)
4.036%, 7-15-25		213	213
Eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps)
3.250%, 4-18-24 (G)	EUR	250	307

LOANS (E) (Continued)	Principal	Value
Consumer Discretionary (Continued)
Equinox Holdings, Inc. (ICE LIBOR plus 300 bps)
4.877%, 3-8-24	$213	$214
Everi Payments, Inc. (ICE LIBOR plus 450 bps)
5.494%, 5-9-24	239	241
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps)
6.777%, 8-9-19	120	120
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps)
8.277%, 2-9-20	1,300	1,308
J.C. Penney Co., Inc. (ICE LIBOR plus 425 bps)
6.234%, 6-23-23	249	243
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps)
6.551%, 10-16-23	741	737
Laureate Education, Inc. (ICE LIBOR plus 350 bps)
5.377%, 4-26-24	1,565	1,572
Learfield Communications, Inc. (ICE LIBOR plus 325 bps)
5.130%, 12-1-23 (B)	171	173
Mister Car Wash Holdings, Inc. (ICE LIBOR plus 400 bps)
5.703%, 8-21-21	388	390
Nexstar Broadcasting Group, Inc. (ICE LIBOR plus 250 bps)
4.164%, 1-17-24	150	150
Nexstar Broadcasting Group, Inc. (ICE LIBOR plus 300 bps)
4.164%, 1-17-24	19	19
NPC International, Inc. (ICE LIBOR plus 350 bps)
5.377%, 4-20-24	148	150
NPC International, Inc. (ICE LIBOR plus 750 bps)
9.377%, 4-18-25	616	628
Penn National Gaming, Inc. (ICE LIBOR plus 250 bps)
4.377%, 1-19-24	189	190
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps)
4.772%, 1-26-23	261	191
PetSmart, Inc.
0.000%, 3-10-22 (L)	154	123
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps)
4.680%, 3-10-22	576	461
Sinclair Television Group, Inc.
0.000%, 12-12-24 (L)	250	251
Talbots, Inc. (The) (ICE LIBOR plus 450 bps)
6.377%, 3-19-20	838	828
Talbots, Inc. (The) (ICE LIBOR plus 850 bps)
10.377%, 3-19-21	391	379
Travel Leaders Group LLC (ICE LIBOR plus 450 bps)
6.350%, 1-25-24	234	236
TRLG Intermediate Holdings LLC
10.000%, 10-27-22 (B)	149	137

32	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

LOANS (E) (Continued)	Principal		Value
Consumer Discretionary (Continued)
Univision Communications, Inc. (ICE LIBOR plus 275 bps)
4.627%, 3-15-24	$311		$306

			18,700

Consumer Staples – 0.2%
Dairyland USA Corp. (ICE LIBOR plus 400 bps)
5.880%, 6-22-22	239		241
Dole Food Co., Inc. (ICE LIBOR plus 300 bps):
4.604%, 4-6-24	68		68
4.861%, 4-6-24	7		7
6.250%, 4-6-24	—	*	—	*
4.436%, 4-6-24	68		68
4.877%, 4-6-24	68		68
6.750%, 4-6-24	1		1
Post Holdings, Inc. (ICE LIBOR plus 225 bps)
3.880%, 5-24-24	230		231
Prestige Brands, Inc. (ICE LIBOR plus 200 bps)
3.877%, 1-26-24	148		149
Sigma U.S. Corp.
0.000%, 3-7-25 (L)	250		250
Wellness Merger Sub, Inc. (ICE LIBOR plus 475 bps)
7.052%, 6-29-24	272		275

			1,358

Energy – 0.7%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps)
12.627%, 2-16-21	266		253
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps)
7.627%, 8-12-20	1,187		1,163
California Resources Corp. (ICE LIBOR plus 475 bps)
6.572%, 12-31-22	376		381
EG America LLC
0.000%, 2-6-25 (L)	250		249
Foresight Energy LLC (ICE LIBOR plus 725 bps)
7.627%, 3-28-22	1,744		1,713
Oryx Southern Delaware Holdings LLC (ICE LIBOR plus 325 bps)
5.127%, 2-28-25	250		250
Westmoreland Coal Co. (ICE LIBOR plus 650 bps)
8.802%, 12-16-20	985		350

			4,359

Financials – 2.1%
Alliant Holdings Intermediate LLC (ICE LIBOR plus 325 bps)
5.127%, 8-14-22	29		30
AqGen Ascensus, Inc.
0.000%, 12-3-22 (B)(L)	16		16
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps):
5.802%, 12-3-22	325		327
5.802%, 12-3-22 (B)	46		46

LOANS (E) (Continued)	Principal		Value
Financials (Continued)
Bre RC Mezz 1 LLC and Bre RC Exeter Mezz 1 LLC (1-Month U.S. LIBOR plus 700 bps)
8.527%, 5-24-18		$778	$779
Brightwood Capital Advisors LLC (1-Month U.S. LIBOR plus 495 bps)
6.680%, 4-29-23		530	553
CRCI Holdings, Inc. (ICE LIBOR plus 550 bps)
8.171%, 8-31-23		218	218
EG Finco Ltd.
0.000%, 2-6-25 (G)(L)	GBP	265	370
EG Finco Ltd. (ICE LIBOR plus 475 bps)
5.245%, 2-6-25 (G)		235	328
EPV Merger Sub, Inc. (ICE LIBOR plus 325 bps)
4.961%, 2-27-25		$250	250
HarbourVest Partners LLC (ICE LIBOR plus 225 bps)
4.552%, 2-21-25		250	250
Helix Gen Funding LLC (ICE LIBOR plus 375 bps)
5.627%, 6-2-24		198	200
Hudson River Trading LLC
0.000%, 3-20-25 (B)(L)		426	426
INEOS U.S. Finance LLC (ICE LIBOR plus 200 bps)
3.877%, 3-31-24		249	250
Jane Street Group LLC (ICE LIBOR plus 375 bps)
5.627%, 8-25-22		1,575	1,581
MA FinanceCo. LLC (ICE LIBOR plus 275 bps)
4.627%, 6-21-24		38	38
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps)
6.377%, 2-28-25 (B)		1,900	1,909
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps)
10.377%, 2-28-26 (B)		545	542
NFP Corp. (ICE LIBOR plus 350 bps)
4.877%, 1-8-24		363	363
Ocean Bidco, Inc.
0.000%, 3-2-25 (L)		250	251
Silver Lake Partners and Thoma Bravo LLC
0.000%, 2-5-24 (L)		249	250
Tortoise Borrower LLC (ICE LIBOR plus 400 bps)
5.877%, 1-31-25 (B)		457	461
TransUnion (ICE LIBOR plus 200 bps)
3.877%, 4-9-23		138	139

			9,577

Health Care – 1.4%
Amneal Pharmaceuticals LLC
0.000%, 3-23-25 (B)(L)		250	250
ATI Holdings Acquisition, Inc. (ICE LIBOR plus 350 bps)
5.204%, 5-10-23		249	250
Avantor, Inc. (3-Month EURIBOR plus 425 bps)
4.250%, 9-22-24 (G)	EUR	299	369

LOANS (E) (Continued)	Principal		Value
Health Care (Continued)
Avantor, Inc. (ICE LIBOR plus 400 bps)
5.877%, 9-22-24		$598	$604
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps)
6.000%, 10-20-23 (B)		148	145
CHG PPC Parent LLC
0.000%, 3-23-25 (B)(L)		250	250
Covenant Surgical Partners, Inc.
0.000%, 9-29-24 (B)(L)		28	28
Covenant Surgical Partners, Inc. (3-Month ICE LIBOR plus 475 bps)
6.522%, 9-29-24 (B)		11	11
Covenant Surgical Partners, Inc. (ICE LIBOR plus 475 bps):
6.767%, 9-29-24 (B)		19	19
6.447%, 9-29-24 (B)		192	193
Ethypharm (ICE LIBOR plus 475 bps)
5.462%, 7-21-23 (G)	GBP	500	702
Exactech, Inc. (ICE LIBOR plus 375 bps)
5.740%, 2-14-25 (B)		$250	252
ExamWorks Group, Inc.
0.000%, 7-27-23 (L)		60	60
ExamWorks Group, Inc. (ICE LIBOR plus 325 bps)
5.127%, 7-27-23		246	248
Hanger, Inc.
0.000%, 3-6-25 (B)(L)		250	250
inVentiv Group Holdings, Inc. (ICE LIBOR plus 225 bps)
3.877%, 6-26-24		238	239
LSCS Holdings, Inc.
0.000%, 3-9-25 (B)(L)		50	50
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps)
6.395%, 3-9-25 (B)		200	199
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps)
6.539%, 8-28-22		249	241
QuintilesIMS, Inc. (3-Month EURIBOR plus 200 bps)
2.750%, 3-6-24 (G)	EUR	247	304
SavaSeniorCare LLC (1-Month U.S. LIBOR plus 730 bps)
9.077%, 10-11-18		$1,077	1,090
Schumacher Group (ICE LIBOR plus 400 bps)
5.877%, 7-31-22		276	268
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps)
4.627%, 2-6-24		149	142
UIC Merger Sub, Inc. (ICE LIBOR plus 325 bps)
5.127%, 8-31-24		249	249
WW Medical and Healthcare Holdings Corp. (ICE LIBOR plus 375 bps)
6.052%, 11-2-24 (B)		250	251

			6,664

Industrials – 2.2%
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps)
5.127%, 7-31-22		443	443

2018	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

LOANS (E) (Continued)	Principal	Value
Industrials (Continued)
Casella Waste Systems, Inc. (ICE LIBOR plus 250 bps)
4.308%, 10-17-23	$148	$149
Chill Merger Sub, Inc. (ICE LIBOR plus 350 bps)
5.377%, 3-20-24	226	228
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps)
4.904%, 11-22-20	277	271
Deck Chassis Acquisition, Inc. (ICE LIBOR plus 600 bps)
7.877%, 6-15-23 (B)	146	148
Diamond (BC) B.V. (ICE LIBOR plus 300 bps)
4.994%, 9-6-24	249	249
Dynacast International LLC (ICE LIBOR plus 850 bps)
10.802%, 1-30-23 (B)	683	683
Fastener Acquisition, Inc.
0.000%, 3-28-25 (L)	250	250
Gopher Resource LLC (ICE LIBOR plus 325 bps)
5.478%, 2-9-25	26	26
IMG Worldwide, Inc. (ICE LIBOR plus 425 bps)
5.130%, 5-6-21	295	296
MB Aerospace Holdings II Corp. (ICE LIBOR plus 350 bps)
5.377%, 1-22-25	249	251
Morsco, Inc. (ICE LIBOR plus 700 bps)
8.877%, 10-31-23	94	95
MRO Holdings, Inc. (ICE LIBOR plus 525 bps)
7.552%, 10-25-23 (B)	499	504
Oasis Outsourcing Holdings, Inc. (3-Month ICE LIBOR plus 375 bps)
5.127%, 6-29-23	309	311
Packers Holdings LLC (ICE LIBOR plus 325 bps)
4.936%, 11-17-24	249	250
PAE Holding Corp. (ICE LIBOR plus 550 bps)
7.494%, 10-20-22	1,541	1,548
PAE Holding Corp. (ICE LIBOR plus 950 bps)
11.494%, 10-20-23	142	142
PT Holdings LLC (ICE LIBOR plus 400 bps)
6.302%, 12-7-24 (B)	249	251
SH 130 Concession Co. LLC (3-Month ICE LIBOR plus 287.5 bps)
4.752%, 6-5-20	357	359
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps)
5.524%, 11-1-24	249	250
Solera LLC and Solera Finance, Inc. (ICE LIBOR plus 475 bps)
4.627%, 3-3-23	482	482
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps)
6.561%, 9-8-23 (B)	148	147
U.S. Security Associates Holdings, Inc.
0.000%, 7-28-23 (L)	10	10

LOANS (E) (Continued)	Principal	Value
Industrials (Continued)
U.S. Security Associates Holdings, Inc. (ICE LIBOR plus 400 bps)
5.802%, 7-28-23	$368	$369
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps)
5.627%, 8-25-24	309	311
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps)
9.627%, 8-25-25	1,087	1,099
YRC Worldwide, Inc.
0.000%, 7-26-22 (L)	533	536
Zebra Technologies Corp. (3-Month ICE LIBOR plus 200 bps)
3.753%, 10-27-21	370	371

		10,029

Information Technology – 1.4%
Applied Systems, Inc. (ICE LIBOR plus 700 bps)
9.302%, 9-18-25	384	396
Aptean Holdings, Inc. (3-Month ICE LIBOR plus 425 bps)
6.560%, 12-20-22	297	297
CCC Information Services, Inc. (ICE LIBOR plus 675 bps)
8.627%, 3-31-25	215	218
Ciena Corp. (ICE LIBOR plus 250 bps)
4.322%, 1-30-22	208	209
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps)
9.030%, 5-1-25	167	167
DigiCert Holdings, Inc. (ICE LIBOR plus 475 bps)
6.522%, 10-31-24	250	253
First Data Corp. (ICE LIBOR plus 225 bps):
4.122%, 7-10-22	95	96
4.122%, 4-26-24	131	131
Flexera Software LLC (ICE LIBOR plus 325 bps)
5.130%, 2-26-25	250	251
Global Tel Link Corp. (ICE LIBOR plus 775 bps)
10.552%, 11-20-20	130	130
HS Purchaser LLC
0.000%, 3-23-25 (L)	250	250
Ministry Brands LLC (1-Month U.S. LIBOR plus 500 bps):
6.650%, 9-30-22 (B)	249	247
6.810%, 12-2-22 (B)	6	6
6.650%, 12-2-22 (B)	34	34
Ministry Brands LLC (ICE LIBOR plus 500 bps)
6.650%, 12-2-22 (B)	68	68
Mitchell International, Inc.:
0.000%, 11-30-24 (L)	19	19
0.000%, 11-30-25 (L)	400	401
Mitchell International, Inc. (ICE LIBOR plus 325 bps)
5.127%, 11-30-24	231	231
NAVEX Global, Inc. (ICE LIBOR plus 475 bps)
6.127%, 11-19-21	325	326

LOANS (E) (Continued)	Principal		Value
Information Technology (Continued)
Navicure, Inc. (ICE LIBOR plus 375 bps)
5.627%, 11-1-24		$249	$250
Output Services Group, Inc.:
0.000%, 3-26-24 (B)(L)		250	251
Park Place Technologies LLC
0.000%, 3-21-25 (B)(L)		250	249
Peak 10 Holding Corp. (ICE LIBOR plus 350 bps)
5.802%, 8-1-24		249	249
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps)
4.627%, 6-21-24		259	255
SS&C Technologies Holdings, Inc.
0.000%, 2-28-25 (L)		184	185
TierPoint LLC (ICE LIBOR plus 375 bps)
5.627%, 5-6-24 (B)		218	215
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps)
5.877%, 5-6-21 (B)		518	518
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps)
6.552%, 7-13-20		211	191
TVC Albany, Inc.
0.000%, 9-18-24 (L)		51	52
TVC Albany, Inc. (ICE LIBOR plus 400 bps)
6.300%, 9-18-24		299	300
Viewpoint, Inc. (ICE LIBOR plus 425 bps)
6.552%, 7-21-24		249	249

			6,694

Materials – 0.5%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps)
7.127%, 4-5-24		131	124
Crown Americas LLC
0.000%, 1-29-25 (L)		250	252
Ferro Corp. (ICE LIBOR plus 250 bps)
4.377%, 2-14-24		213	214
FPC Holdings, Inc. (ICE LIBOR plus 800 bps)
10.302%, 5-27-20		777	768
HVSC Merger Sub Corp. (ICE LIBOR plus 400 bps)
6.302%, 10-20-24		249	251
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps)
6.630%, 3-2-23 (B)		396	398
Niacet Corp. (3-Month EURIBOR plus 450 bps)
5.500%, 2-1-24 (G)	EUR	74	91
Styrolution Group GmbH (ICE LIBOR plus 375 bps)
3.994%, 9-30-21		$85	85
Versum Materials, Inc. (ICE LIBOR plus 250 bps)
4.302%, 9-29-23		227	228
W.R. Grace & Co. – Conn:
0.000%, 2-23-25 (L)		250	251

			2,662

34	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

LOANS (E) (Continued)	Principal	Value
Real Estate – 0.9%
Access CIG LLC
0.000%, 2-14-25 (L)	$43	$44
Access CIG LLC (ICE LIBOR plus 375 bps)
5.625%, 2-14-25	207	209
Avolon Holdings Ltd. (ICE LIBOR plus 275 bps)
4.072%, 4-3-22	224	224
Hospitality Investors Trust, Inc. (1-Month U.S. LIBOR plus 650 bps)
8.211%, 5-1-19	1,000	999
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps)
8.165%, 4-1-19	1,390	1,398
Terra Millennium Corp. (ICE LIBOR plus 625 bps)
8.188%, 10-31-22 (B)	426	427
Workspace Property Trust (1-Month U.S. LIBOR plus 675 bps)
8.527%, 10-9-18	1,000	1,003

		4,304

Telecommunication Services – 0.7%
CenturyLink, Inc. (ICE LIBOR plus 275 bps):
4.627%, 9-30-22	1,167	1,162
4.627%, 1-31-25	517	509
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps)
4.111%, 2-22-24	220	220
MTN Infrastructure TopCo, Inc.
0.000%, 11-17-24 (L)	124	124
Securus Technologies Holdings, Inc. (ICE LIBOR plus 450 bps)
6.377%, 11-1-24	249	252
Sprint Communications, Inc. (ICE LIBOR plus 250 bps)
4.438%, 2-2-24	426	425
West Corp. (3-Month ICE LIBOR plus 400 bps)
5.877%, 10-10-24	1,575	1,589

		4,281

Utilities – 0.2%
Westinghouse Electric Co. LLC (ICE LIBOR plus 625 bps)
7.938%, 4-30-18 (H)	1,125	1,123

Total United States – 14.0%		$69,751

TOTAL LOANS – 16.2%		$81,464
(Cost: $80,792)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
United States – 2.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO
2.699%, 5-25-18	$905	$904
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps)
4.929%, 7-25-44 (D)(E)	2,150	2,153
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index):
3.751%, 2-25-45 (D)(E)	500	503
3.742%, 4-25-45 (D)(E)	1,800	1,812
3.364%, 5-25-45 (D)(E)	1,185	1,192
3.563%, 8-25-45 (D)(E)	350	353
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
2.500%, 6-15-39	950	940
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4-25-40	962	941
3.000%, 2-25-44	222	222
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.490%, 5-1-19	465	470
4.646%, 7-1-20	449	460
Government National Mortgage Association Fixed Rate Pass-Through Certificates
3.500%, 4-20-34	140	140

		10,090

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.0%		$10,090
(Cost: $10,350)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 6.8%
U.S. Treasury Bonds
2.250%, 11-15-25	4,250	4,111
U.S. Treasury Notes:
1.375%, 7-31-19	4,000	3,956
1.500%, 8-15-20	4,000	3,923
1.375%, 9-30-20	3,050	2,977
1.875%, 7-31-22	3,350	3,259
1.875%, 10-31-22	1,000	971

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
United States (Continued)
1.375%, 6-30-23	$7,500	$7,053
1.625%, 10-31-23	1,000	949
2.125%, 9-30-24	1,600	1,547
1.500%, 8-15-26	6,500	5,896

		34,642

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 6.8%		$34,642
(Cost: $35,482)

SHORT-TERM SECURITIES
Commercial Paper (M) – 0.7%
Sysco Corp.
2.100%, 4-2-18	3,785	3,784

Master Note – 1.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.980%, 4-5-18 (F)	9,040	9,040

Municipal Obligations – 0.9%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps)
1.700%, 4-1-18 (F)	4,650	4,650

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate)
1.800%, 4-7-18 (F)	1,811	1,811

TOTAL SHORT-TERM SECURITIES – 3.8%		$19,285
(Cost: $19,286)

TOTAL INVESTMENT SECURITIES – 99.4%		$503,674
(Cost: $507,943)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		3,258

NET ASSETS – 100.0%		$506,932

2018	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	Restricted securities. At March 31, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Novae Group plc (3-Month U.S. LIBOR plus 405 bps), 5.889%, 06-30-34	8-4-17	$400	$386	$397

		Shares
Pinnacle Agriculture Enterprises LLC	3-10-17	389	177	350
Targa Resources Corp., 9.500%	10-24-17	1	1,623	1,620

			$2,186	$2,367

The total value of these securities represented 0.5% of net assets at March 31, 2018.

(D)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $223,407 or 44.1% of net assets.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(H)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2018.

(K)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(L)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(M)	Rate shown is the yield to maturity at March 31, 2018.

The following forward foreign currency contracts were outstanding at March 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
British Pound	4,180	U.S. Dollar	5,930	6-29-18	JPMorgan Securities LLC	$43		$—
Euro	9,290	U.S. Dollar	11,697	9-28-18	JPMorgan Securities LLC	106		—
Euro	560	U.S. Dollar	694	7-5-18	Morgan Stanley International	—	*	—

						$149		$—

36	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$271	$88	$87
Total Common Stocks	$271	$88	$87
Investment Funds	6,641	—	—
Preferred Stocks	—	2,578	350
Asset-Backed Securities	—	7,304	—
Corporate Debt Securities	—	282,750	—
Mortgage-Backed Securities	—	8,577	—
Other Government Securities	—	49,547	—
Loans	—	71,541	9,923
United States Government Agency Obligations	—	10,090	—
United States Government Obligations	—	34,642	—
Short-Term Securities	—	19,285	—
Total	$6,912	$486,402	$10,360
Forward Foreign Currency Contracts	$—	$149	$—

During the period ended March 31, 2018, securities totaling $213 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks		Preferred Stocks	Mortgage- Backed Securities	Loans
Beginning Balance 10-1-17	$—		$245	$1,000	$5,532
Net realized gain (loss)	—	*	—	—	(20)
Net change in unrealized appreciation (depreciation)	78		105	—	76
Purchases	8		—	—	6,015
Sales	—	*	—	—	(1,906)
Amortization/Accretion of premium/discount	—		—	—	3
Transfers into Level 3 during the period	1		—	—	2,385
Transfers out of Level 3 during the period	—		—	(1,000)	(2,162)

Ending Balance 3-31-18	$87		$350	$—	$9,923

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-18	$78		$105	$—	$65

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended March 31, 2018, there were no transfers between Levels 1 and 2.

2018	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

Information about Level 3 fair value measurements:

	Fair Value at 3-31-18	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$87	Market comparable approach	Adjusted EBITDA multiple	8.62x

Preferred Stocks	350	Market comparable approach	Adjusted EBITDA multiple	10.01x
			Illiquidity Discount	10%

Loans	9,923	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = IntercontinentalExchange

LIBOR = London Interbank Offered Rate

PIK = Payment in kind

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

Market Sector Diversification
(as a % of net assets)
Financials	19.6%
Consumer Discretionary	15.8%
Other Government Securities	9.8%
United States Government and Government Agency Obligations	8.8%
Consumer Staples	6.4%
Industrials	6.3%
Telecommunication Services	6.0%
Energy	5.4%
Materials	5.2%
Information Technology	4.7%
Health Care	4.6%
Utilities	1.6%
Real Estate	1.4%
Other+	4.4%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY BOND FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Stocks	0.0%
Bonds	98.2%
Corporate Debt Securities	89.3%
Asset-Backed Securities	2.8%
United States Government and Government Agency Obligations	2.5%
Municipal Bonds – Taxable	2.0%
Other Government Securities	1.5%
Mortgage-Backed Securities	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.8%

Lipper Rankings

Category: Lipper Corporate Debt Funds A Rated	Rank	Percentile
1 Year	45/49	90
3 Year	32/46	69
5 Year	36/41	86
10 Year	27/33	80

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	94.8%
AAA	2.5%
AA	11.3%
A	32.4%
BBB	48.6%
Non-Investment Grade	3.4%
BB	3.3%
Non-rated	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Equities	1.8%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Financials

Investment Banking & Brokerage – 0.0%
Morgan Stanley, 5.850%	20	$522

Total Financials – 0.0%		522

TOTAL PREFERRED STOCKS – 0.0%		$522
(Cost: $500)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust,
3.650%, 7-21-27	$1,000	936
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5-26-22	1,750	1,724
3.875%, 1-23-28	1,000	953
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12-15-27 (A)	3,711	3,684
American Airlines Class A Pass Through Certificates, Series 2016-2,
3.650%, 6-15-28	1,896	1,859
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6-15-28	2,844	2,717
American Airlines Class AA Pass Through Certificates, Series 2017-2,
3.350%, 10-15-29	1,000	971
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1,
3.575%, 1-15-28	3,713	3,671
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1,
3.650%, 2-15-29	481	476
Norwegian Air Shuttle 2016-1, Class A,
4.875%, 5-10-28 (A)	3,810	3,754
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7-9-21 (A)	3,500	3,447
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7-7-28	3,894	3,751

TOTAL ASSET-BACKED SECURITIES – 2.8%		$27,943
(Cost: $28,588)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Advertising – 0.1%
Omnicom Group, Inc.,
3.600%, 4-15-26	1,000	969

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Automobile Manufacturers – 1.2%
BMW U.S. Capital LLC:
2.700%, 4-6-22 (A)	$1,500	$1,474
2.800%, 4-11-26 (A)	8,000	7,620
Ford Motor Co.,
4.346%, 12-8-26	2,000	1,975
General Motors Co.:
4.200%, 10-1-27	1,250	1,223
6.600%, 4-1-36	651	745

		13,037

Broadcasting – 0.1%
Discovery Communications LLC,
3.950%, 3-20-28	1,000	959

Cable & Satellite – 2.0%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
5.375%, 5-1-47	500	483
Comcast Corp. (GTD by Comcast Cable Communications and NBC Universal),
3.900%, 3-1-38	1,000	971
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
1.625%, 1-15-22	5,000	4,712
2.350%, 1-15-27	5,000	4,486
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.950%, 1-15-25	3,365	3,363
Time Warner, Inc. (GTD by Historic TW, Inc.):
2.950%, 7-15-26	7,000	6,407
3.800%, 2-15-27	500	483

		20,905

Education Services – 0.7%
President and Fellows of Harvard College,
3.150%, 7-15-46	3,000	2,769
Trustees of Princeton University (The),
4.950%, 3-1-19	3,000	3,066
University of Southern California,
3.028%, 10-1-39	2,000	1,823

		7,658

Footwear – 0.7%
NIKE, Inc.:
2.375%, 11-1-26	4,000	3,685
3.875%, 11-1-45	4,000	3,986

		7,671

Home Improvement Retail – 0.3%
Home Depot, Inc. (The),
4.400%, 4-1-21	3,135	3,257

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.350%, 2-15-28	1,000	937

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Hotels, Resorts & Cruise Lines – 1.0%
Marriott International, Inc., Series R,
3.125%, 6-15-26	$6,000	$5,683
Wyndham Worldwide Corp.:
4.150%, 4-1-24	3,000	2,991
4.500%, 4-1-27	2,000	1,986

		10,660

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc.,
4.800%, 12-5-34	2,470	2,733

Movies & Entertainment – 0.3%
Walt Disney Co. (The):
4.125%, 12-1-41	2,000	2,097
4.125%, 6-1-44	1,000	1,052

		3,149

Publishing – 0.3%
Thomson Reuters Corp.,
3.350%, 5-15-26	3,000	2,872

Restaurants – 0.4%
Darden Restaurants, Inc.,
3.850%, 5-1-27	4,000	3,954

Total Consumer Discretionary – 7.5%		78,761
Consumer Staples

Brewers – 1.9%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB):
4.700%, 2-1-36	6,000	6,340
4.900%, 2-1-46	3,500	3,768
Heineken N.V.,
3.500%, 1-29-28 (A)	3,000	2,912
Molson Coors Brewing Co.:
2.250%, 3-15-20	2,500	2,464
3.000%, 7-15-26	2,000	1,847
4.200%, 7-15-46	2,500	2,359

		19,690

Distillers & Vintners – 0.9%
Constellation Brands, Inc.:
2.650%, 11-7-22	1,000	966
3.700%, 12-6-26	4,562	4,461
3.500%, 5-9-27	2,000	1,923
3.600%, 2-15-28	1,000	964
4.500%, 5-9-47	750	743

		9,057

Drug Retail – 0.1%
CVS Health Corp.,
4.100%, 3-25-25	1,000	1,006

Food Distributors – 1.0%
Sysco Corp.:
3.550%, 3-15-25	1,500	1,494
3.300%, 7-15-26	4,000	3,858
3.250%, 7-15-27	2,500	2,389
4.450%, 3-15-48	2,500	2,486

		10,227

40	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Food Retail – 0.4%
Kroger Co. (The),
1.500%, 9-30-19	$4,000	$3,906

Household Products – 0.4%
Clorox Co. (The),
3.100%, 10-1-27	1,000	969
Colgate-Palmolive Co.,
3.700%, 8-1-47	1,000	955
Procter & Gamble Co. (The),
2.700%, 2-2-26	3,000	2,867

		4,791

Packaged Foods & Meats – 1.3%
J.M. Smucker Co. (The),
3.375%, 12-15-27	2,500	2,383
Kraft Heinz Foods Co.,
4.375%, 6-1-46	2,000	1,822
Mead Johnson Nutrition Co.,
4.125%, 11-15-25	4,000	4,103
Smithfield Foods, Inc.:
2.650%, 10-3-21 (A)	3,000	2,872
3.350%, 2-1-22 (A)	2,000	1,958
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8-15-19	765	761

		13,899

Personal Products – 0.4%
Kimberly-Clark Corp.:
2.750%, 2-15-26	4,000	3,821
3.200%, 7-30-46	1,000	875

		4,696

Soft Drinks – 1.7%
Coca-Cola Co. (The):
1.550%, 9-1-21	3,500	3,357
2.875%, 10-27-25	5,000	4,864
2.250%, 9-1-26	2,000	1,841
PepsiCo, Inc.:
1.700%, 10-6-21	4,000	3,842
2.850%, 2-24-26	4,000	3,834

		17,738

Total Consumer Staples – 8.1%		85,010
Energy

Oil & Gas Equipment & Services – 1.2%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.,
3.337%, 12-15-27	2,000	1,911
Halliburton Co.,
6.750%, 2-1-27	4,950	5,618
Schlumberger Holding Corp.,
3.625%, 12-21-22 (A)	5,000	5,048

		12,577

Oil & Gas Exploration & Production – 2.3%
BP Capital Markets plc (GTD by BP plc),
3.216%, 11-28-23	5,000	4,955

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production (Continued)
Canadian Natural Resources Ltd.:
2.950%, 1-15-23	$5,000	$4,853
3.850%, 6-1-27	2,250	2,199
Concho Resources, Inc.,
4.375%, 1-15-25	6,000	6,076
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11-15-34	4,650	4,741
EQT Corp.,
3.000%, 10-1-22	1,500	1,457

		24,281

Oil & Gas Refining & Marketing – 0.5%
Andeavor Logistics L.P. and Tesoro Logistics Finance Corp.:
3.500%, 12-1-22	2,000	1,965
4.250%, 12-1-27	2,000	1,948
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps),
2.606%, 2-26-21 (B)	1,000	1,001

		4,914

Oil & Gas Storage & Transportation – 3.8%
Buckeye Partners L.P.,
3.950%, 12-1-26	670	632
Colonial Pipeline Co.,
4.250%, 4-15-48 (A)	2,000	1,988
Colorado Interstate Gas Co.,
4.150%, 8-15-26 (A)	6,000	5,867
Enbridge, Inc.,
2.900%, 7-15-22	500	485
Energy Transfer Partners L.P.,
4.900%, 3-15-35	750	707
MPLX L.P.,
4.000%, 3-15-28	750	739
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11-1-24	4,469	4,258
4.500%, 12-15-26	2,250	2,230
Sabine Pass Liquefaction LLC,
4.200%, 3-15-28	1,500	1,476
Spectra Energy Partners L.P.,
3.375%, 10-15-26	5,000	4,716
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	2,551	2,605
Tennessee Gas Pipeline Co.,
7.000%, 3-15-27	6,000	7,049
Transcontinental Gas Pipe Line Co. LLC,
4.600%, 3-15-48 (A)	2,000	1,933
Williams Partners L.P.:
3.750%, 6-15-27	4,000	3,822
4.850%, 3-1-48	1,500	1,482

		39,989

Total Energy – 7.8%		81,761
Financials

Asset Management & Custody Banks – 1.5%
Ares Capital Corp.:
3.875%, 1-15-20	635	642

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Asset Management & Custody Banks (Continued)
4.250%, 3-1-25	$2,500	$2,427
Legg Mason, Inc.,
4.750%, 3-15-26	6,500	6,793
State Street Corp.,
2.650%, 5-19-26	6,000	5,607

		15,469

Consumer Finance – 4.1%
American Express Credit Corp.,
1.875%, 11-5-18	4,000	3,984
Capital One Financial Corp.:
4.200%, 10-29-25	5,500	5,447
3.750%, 7-28-26	1,750	1,665
Discover Bank,
3.450%, 7-27-26	500	472
Discover Financial Services,
3.950%, 11-6-24	8,200	8,108
Ford Motor Credit Co. LLC:
2.425%, 6-12-20	5,000	4,907
3.200%, 1-15-21	5,000	4,958
2.979%, 8-3-22	2,000	1,940
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.100%, 1-15-19	2,000	2,002
4.200%, 3-1-21	3,500	3,567
3.200%, 7-6-21	4,500	4,460
3.850%, 1-5-28	1,000	950

		42,460

Diversified Banks – 10.0%
ABN AMRO Bank N.V.,
2.100%, 1-18-19 (A)	2,000	1,990
Australia and New Zealand Banking Group Ltd.:
2.125%, 8-19-20	4,000	3,918
4.400%, 5-19-26 (A)	3,000	3,011
Banco Santander S.A.,
3.500%, 4-11-22	2,500	2,488
Bank of America Corp.:
2.503%, 10-21-22	2,000	1,921
4.200%, 8-26-24	6,000	6,083
3.419%, 12-20-28 (A)	2,000	1,914
6.300%, 12-29-49	2,000	2,145
5.875%, 9-15-66	2,000	2,013
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps),
2.548%, 2-5-26 (B)	1,000	980
Bank of New York Mellon Corp. (The):
2.500%, 4-15-21	2,000	1,961
2.200%, 8-16-23	4,000	3,759
Barclays plc:
3.684%, 1-10-23	2,000	1,982
4.836%, 5-9-28	1,000	982
BB&T Corp.:
2.050%, 5-10-21	5,500	5,325
2.750%, 4-1-22	3,000	2,944
Commonwealth Bank of Australia,
2.000%, 9-6-21 (A)	3,500	3,365
Danske Bank A.S.,
2.700%, 3-2-22 (A)	2,000	1,953

2018	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Fifth Third Bank N.A.,
2.250%, 6-14-21	$2,500	$2,428
Huntington Bancshares, Inc.,
2.300%, 1-14-22	1,500	1,437
Lloyds Banking Group plc,
3.000%, 1-11-22	1,000	984
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 9-13-21	6,500	6,272
Mizuho Financial Group, Inc.,
2.273%, 9-13-21	4,000	3,850
Royal Bank of Canada:
1.625%, 4-15-19	1,000	989
2.350%, 10-30-20	4,000	3,932
2.500%, 1-19-21	4,000	3,941
4.650%, 1-27-26	1,000	1,030
Santander Holdings USA, Inc.,
3.400%, 1-18-23	3,000	2,932
Sumitomo Mitsui Financial Group, Inc.,
2.058%, 7-14-21	6,000	5,788
Swedbank AB,
2.800%, 3-14-22 (A)	7,000	6,903
U.S. Bancorp,
3.150%, 4-27-27	3,500	3,362
Wells Fargo & Co.:
2.100%, 7-26-21	1,000	966
3.069%, 1-24-23	500	491
3.000%, 10-23-26	2,000	1,872
4.750%, 12-7-46	1,500	1,534
Westpac Banking Corp.:
2.150%, 3-6-20	2,500	2,462
2.000%, 8-19-21	4,000	3,851

		103,758

Diversified Capital Markets – 0.2%
Deutsche Bank AG,
3.950%, 2-27-23	2,000	1,993

Investment Banking & Brokerage – 3.6%
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12-10-20	2,500	2,486
Daiwa Securities Group, Inc.,
3.129%, 4-19-22 (A)	4,000	3,948
Goldman Sachs Group, Inc. (The):
2.350%, 11-15-21	3,000	2,892
2.905%, 7-24-23	1,000	972
3.272%, 9-29-25	1,500	1,443
4.250%, 10-21-25	6,000	6,028
3.750%, 2-25-26	1,000	982
3.500%, 11-16-26	1,000	963
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 175 bps),
3.510%, 10-28-27 (B)	3,000	3,141
Morgan Stanley:
4.875%, 11-1-22	2,000	2,095
3.875%, 1-27-26	7,000	6,990
3.591%, 7-22-28	2,000	1,933

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage (Continued)
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
3.141%, 10-24-23 (B)	$3,500	$3,579

		37,452

Life & Health Insurance – 3.2%
Aflac, Inc.,
3.625%, 11-15-24	4,975	4,998
Athene Holding Ltd.,
4.125%, 1-12-28	3,000	2,877
Brighthouse Financial, Inc.,
3.700%, 6-22-27 (A)	3,000	2,782
New York Life Global Funding:
2.000%, 4-13-21 (A)	2,500	2,426
2.300%, 6-10-22 (A)	3,000	2,898
2.900%, 1-17-24 (A)	1,500	1,476
2.350%, 7-14-26 (A)	3,000	2,754
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9-30-47 (A)	1,000	941
Principal Life Global Funding II:
2.625%, 11-19-20 (A)	3,500	3,457
3.000%, 4-18-26 (A)	4,000	3,817
Protective Life Global Funding,
2.262%, 4-8-20 (A)	2,500	2,458
Sumitomo Life Insurance Co.,
4.000%, 9-14-77 (A)	3,000	2,828

		33,712

Other Diversified Financial Services – 5.3%
Citigroup, Inc.:
2.700%, 3-30-21	4,000	3,942
2.700%, 10-27-22	1,000	967
4.450%, 9-29-27	8,500	8,595
4.125%, 7-25-28	2,000	1,975
Citigroup, Inc. (3-Month U.S. LIBOR plus 148 bps),
3.436%, 9-1-23 (B)	5,000	5,122
JPMorgan Chase & Co.:
2.295%, 8-15-21	5,000	4,860
2.700%, 5-18-23	6,000	5,787
3.220%, 3-1-25	5,000	4,872
3.625%, 12-1-27	3,500	3,352
4.950%, 6-1-45	1,000	1,080
TIAA Asset Management Finance Co. LLC,
4.125%, 11-1-24 (A)	5,000	5,088
USAA Capital Corp.,
2.450%, 8-1-20 (A)	10,030	9,920

		55,560

Property & Casualty Insurance – 1.4%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.) (3-Month ICE LIBOR plus 32 bps),
2.028%, 1-10-20 (B)	1,500	1,503
Berkshire Hathaway, Inc.:
2.750%, 3-15-23	3,000	2,950
3.125%, 3-15-26	10,500	10,228

		14,681

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Regional Banks – 1.3%
First Republic Bank,
2.500%, 6-6-22	$5,000	$4,838
PNC Bank N.A.:
1.700%, 12-7-18	2,500	2,483
2.450%, 11-5-20	736	725
2.150%, 4-29-21	4,000	3,885
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 3-6-19 (A)	2,000	1,984

		13,915

Specialized Finance – 1.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6-15-21 (A)	2,000	2,051
5.450%, 6-15-23 (A)	6,000	6,358
6.020%, 6-15-26 (A)	1,500	1,615
8.100%, 7-15-36 (A)	2,500	3,036

		13,060

Total Financials – 31.9%		332,060
Health Care

Biotechnology – 0.8%
Amgen, Inc.:
6.150%, 6-1-18	411	413
5.700%, 2-1-19	2,000	2,049
2.200%, 5-11-20	3,500	3,450
2.250%, 8-19-23	3,000	2,825

		8,737

Health Care Distributors – 0.4%
AmerisourceBergen Corp.,
3.450%, 12-15-27	4,000	3,803

Health Care Equipment – 0.2%
Becton Dickinson & Co. (3-Month U.S. LIBOR plus 87.5 bps),
2.881%, 12-29-20 (B)	2,000	2,002

Health Care Services – 0.9%
Cardinal Health, Inc.:
3.079%, 6-15-24	2,500	2,384
4.368%, 6-15-47	1,500	1,412
Quest Diagnostics, Inc.,
3.450%, 6-1-26	5,500	5,332

		9,128

Health Care Supplies – 2.0%
Abbott Laboratories:
2.900%, 11-30-21	3,000	2,971
3.400%, 11-30-23	2,000	1,985
Medtronic Global Holdings SCA,
3.350%, 4-1-27	2,000	1,972
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc),
4.375%, 3-15-35	8,288	8,782
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9-23-21	6,000	5,792

		21,502

42	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Managed Health Care – 0.2%
Humana, Inc.,
2.900%, 12-15-22	$2,000	$1,955

Pharmaceuticals – 1.0%
AbbVie, Inc.,
4.500%, 5-14-35	5,600	5,728
AstraZeneca plc,
3.375%, 11-16-25	3,000	2,955
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3-15-21	2,000	2,000

		10,683

Total Health Care – 5.5%		57,810
Industrials

Aerospace & Defense – 2.9%
BAE Systems Holdings, Inc.:
3.800%, 10-7-24 (A)	5,000	5,044
3.850%, 12-15-25 (A)	4,800	4,836
4.750%, 10-7-44 (A)	2,000	2,147
Boeing Co. (The),
1.650%, 10-30-20	2,500	2,436
General Dynamics Corp.,
1.875%, 8-15-23	5,000	4,666
Huntington Ingalls Industries, Inc.,
3.483%, 12-1-27 (A)	2,750	2,643
Northrop Grumman Corp.,
3.200%, 2-1-27	5,000	4,806
Rockwell Collins, Inc.,
2.800%, 3-15-22	3,500	3,411

		29,989

Air Freight & Logistics – 1.1%
FedEx Corp.:
3.250%, 4-1-26	4,000	3,884
4.750%, 11-15-45	3,000	3,128
4.400%, 1-15-47	3,000	2,957
4.050%, 2-15-48	1,500	1,406

		11,375

Airlines – 1.2%
Aviation Capital Group Corp.,
2.875%, 1-20-22 (A)	2,000	1,958
Aviation Capital Group LLC,
3.500%, 11-1-27 (A)	3,000	2,813
Delta Air Lines, Inc.,
2.600%, 12-4-20	2,000	1,962
Sydney Airport Finance,
3.625%, 4-28-26 (A)	6,000	5,845

		12,578

Building Products – 0.7%
Owens Corning,
4.400%, 1-30-48	1,500	1,383
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 12-15-21	5,852	5,947

		7,330

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electrical Components & Equipment – 0.3%
Arrow Electronics, Inc.,
3.250%, 9-8-24	$2,000	$1,906
Hubbell, Inc.,
3.500%, 2-15-28	1,000	979

		2,885

Environmental & Facilities Services – 1.0%
Republic Services, Inc.:
3.800%, 5-15-18	4,000	4,004
2.900%, 7-1-26	3,000	2,810
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
2.400%, 5-15-23	4,000	3,814

		10,628

Industrial Conglomerates – 1.5%
General Electric Capital Corp.:
6.000%, 8-7-19	1,432	1,485
2.342%, 11-15-20	7,787	7,614
General Electric Co.,
2.700%, 10-9-22	2,000	1,939
Honeywell International, Inc.,
1.850%, 11-1-21	5,000	4,816

		15,854

Industrial Machinery – 0.3%
Ingersoll-Rand Global Holding Co. Ltd.,
3.750%, 8-21-28	1,500	1,488
Parker Hannifin Corp.,
3.250%, 3-1-27	2,000	1,954

		3,442

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.400%, 9-1-24	2,275	2,281

Total Industrials – 9.2%		96,362
Information Technology

Communications Equipment – 0.4%
L-3 Communications Corp.,
3.850%, 12-15-26	4,000	3,952

Data Processing & Outsourced Services – 0.7%
Visa, Inc.:
2.800%, 12-14-22	4,000	3,948
3.150%, 12-14-25	3,000	2,940

		6,888

Electronic Components – 0.5%
Amphenol Corp.,
3.200%, 4-1-24	2,500	2,432
Maxim Integrated Products, Inc.,
3.450%, 6-15-27	2,500	2,415

		4,847

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electronic Manufacturing Services – 0.3%
Jabil Circuit, Inc.,
5.625%, 12-15-20	$2,480	$2,615
Jabil, Inc.,
3.950%, 1-12-28	750	726

		3,341

Home Entertainment Software – 0.7%
Activision Blizzard, Inc.:
2.300%, 9-15-21	4,000	3,865
2.600%, 6-15-22	3,000	2,909
3.400%, 6-15-27	1,000	966

		7,740

Internet Software & Services – 0.1%
Tencent Holdings Ltd.,
3.595%, 1-19-28 (A)	1,000	957

IT Consulting & Other Services – 0.3%
Keysight Technologies, Inc.,
4.600%, 4-6-27	3,500	3,602

Semiconductors – 2.3%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.125%, 1-15-25	4,250	4,015
Intel Corp.:
3.100%, 7-29-22	4,000	4,016
2.875%, 5-11-24	6,000	5,863
QUALCOMM, Inc.:
2.100%, 5-20-20	2,000	1,977
2.900%, 5-20-24	5,000	4,779
4.300%, 5-20-47	3,000	2,902

		23,552

Systems Software – 1.2%
CA, Inc.,
5.375%, 12-1-19	6,195	6,413
Microsoft Corp.:
2.650%, 11-3-22	3,000	2,961
2.000%, 8-8-23	1,500	1,422
2.875%, 2-6-24	2,000	1,963

		12,759

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.:
2.400%, 5-3-23	1,000	967
2.500%, 2-9-25	2,500	2,369

		3,336

Total Information Technology – 6.8%		70,974
Materials

Construction Materials – 0.3%
Martin Marietta Materials, Inc.,
3.500%, 12-15-27	3,000	2,857

Diversified Metals & Mining – 0.2%
Anglo American Capital plc,
4.500%, 3-15-28 (A)	2,000	1,995

2018	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Fertilizers & Agricultural Chemicals – 0.2%
Mosaic Co. (The),
3.250%, 11-15-22	$2,500	$2,447

Metal & Glass Containers – 0.2%
Ball Corp.,
4.875%, 3-15-26	2,500	2,507

Paper Packaging – 0.4%
WestRock Co.,
3.750%, 3-15-25 (A)	4,500	4,487

Specialty Chemicals – 0.7%
Methanex Corp.,
5.250%, 3-1-22	6,500	6,724

Total Materials – 2.0%		21,017
Real Estate

Health Care REITs – 0.8%
Health Care REIT, Inc.,
4.000%, 6-1-25	5,700	5,692
Senior Housing Properties Trust,
4.750%, 2-15-28	2,000	1,958

		7,650

Hotel & Resort REITs – 0.2%
Hospitality Properties Trust,
3.950%, 1-15-28	2,500	2,343

Industrial REITs – 0.9%
Air Lease Corp.,
3.250%, 3-1-25	3,000	2,861
Aircastle Ltd.:
5.500%, 2-15-22	4,909	5,117
5.000%, 4-1-23	1,660	1,712

		9,690

Specialized REITs – 2.0%
American Tower Corp.:
3.000%, 6-15-23	2,500	2,414
3.125%, 1-15-27	13,500	12,363
American Tower Trust I,
3.652%, 3-23-28 (A)	2,000	2,000
Crown Castle International Corp.:
2.250%, 9-1-21	3,000	2,891
5.250%, 1-15-23	844	896

		20,564

Total Real Estate – 3.9%		40,247
Telecommunication Services

Integrated Telecommunication Services – 1.3%
AT&T, Inc.:
3.600%, 2-17-23	1,000	1,006
3.900%, 8-14-27	1,000	1,006
5.150%, 2-14-50	1,000	1,008
Sprint Spectrum Co. LLC, Sprint Spectrum Co. III LLC, and Sprint Spectrum Co. III LLC,
4.738%, 3-20-25 (A)	2,000	2,010

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
Verizon Communications, Inc.:
2.625%, 8-15-26	$6,500	$5,932
4.812%, 3-15-39	2,797	2,857

		13,819

Wireless Telecommunication Service – 1.3%
Crown Castle Towers LLC:
3.222%, 5-15-22 (A)	2,000	1,984
3.663%, 5-15-25 (A)	4,000	3,971
Sprint Spectrum L.P.,
3.360%, 9-20-21 (A)	7,875	7,826

		13,781

Total Telecommunication Services – 2.6%		27,600
Utilities

Electric Utilities – 1.5%
Commonwealth Edison Co.,
3.650%, 6-15-46	2,500	2,359
Edison International:
2.125%, 4-15-20	1,000	982
2.950%, 3-15-23	5,000	4,860
4.125%, 3-15-28	2,000	2,011
Kansas City Power & Light Co.,
4.200%, 3-15-48	1,000	1,028
MidAmerican Energy Co.,
3.950%, 8-1-47	1,000	1,012
Sierra Pacific Power Co.,
2.600%, 5-1-26	4,000	3,727

		15,979

Multi-Utilities – 2.2%
Berkshire Hathaway Energy Co.,
2.800%, 1-15-23 (A)	500	490
Dominion Resources, Inc.,
2.750%, 1-15-22	1,000	974
Duke Energy Carolinas LLC:
4.300%, 6-15-20	3,250	3,337
3.750%, 6-1-45	9,000	8,695
Duke Energy Indiana LLC,
3.750%, 5-15-46	1,000	960
Pacific Gas and Electric Co.:
3.300%, 12-1-27 (A)	2,000	1,891
3.950%, 12-1-47 (A)	3,000	2,773
Public Service Electric and Gas Co.,
2.250%, 9-15-26	3,500	3,194

		22,314

Water Utilities – 0.3%
California Water Service Co.,
5.875%, 5-1-19	3,000	3,098

Total Utilities – 4.0%		41,391

TOTAL CORPORATE DEBT SECURITIES – 89.3%		$932,993
(Cost: $947,687)

MORTGAGE-BACKED SECURITIES	Principal	Value
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index),
3.494%, 3-25-35 (B)	$2,625	$999
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index),
3.674%, 2-25-34 (B)	75	6
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC (Mortgage spread to 7-year U.S. Treasury index),
3.551%, 3-25-34 (B)	415	12

		1,017

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$1,017
(Cost: $3,106)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.4%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10-1-18	3,985	4,049

New York – 0.8%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8-1-26	3,000	2,842
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3-1-29 (A)	3,732	5,021

		7,863

Ohio – 0.5%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12-1-46	5,500	5,534

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable – Build America Bonds),
4.750%, 7-15-22	3,075	3,226

TOTAL MUNICIPAL BONDS – TAXABLE – 2.0%		$20,672
(Cost: $19,455)

OTHER GOVERNMENT SECURITIES (C)
Canada – 1.1%
Province de Quebec,
7.140%, 2-27-26	9,365	11,521

44	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (C) (Continued)	Principal	Value
Mexico – 0.1%
United Mexican States,
3.750%, 1-11-28	$1,000	$967

Spain – 0.3%
Telefonica Emisiones S.A.U.:
4.103%, 3-8-27	2,000	1,997
4.665%, 3-6-38	1,500	1,515

		3,512

TOTAL OTHER GOVERNMENT SECURITIES – 1.5%		$16,000
(Cost: $14,042)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 2.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
2.790%, 6-25-22	2,000	1,990
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
4.342%, 12-25-44 (A)(B)	17,760	18,331
4.256%, 1-25-45 (A)(B)	4,500	4,633

		24,954

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.4%		$24,954
(Cost: $25,360)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Obligations – 0.1%
U.S. Treasury Bonds:
3.000%, 11-15-44	$210	$210
2.750%, 11-15-47	1,000	954
U.S. Treasury Notes,
2.000%, 8-15-25	19	18

		1,182

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.1%		$1,182
(Cost: $1,247)

SHORT-TERM SECURITIES
Commercial Paper (D) – 0.3%
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
2.070%, 4-30-18	3,000	2,995

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.980%, 4-5-18 (E)	2,677	2,677

Municipal Obligations – 0.1%
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
1.650%, 4-7-18 (E)	1,000	1,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Notes – 0.5%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
1.840%, 4-7-18 (E)	$5,000	$5,000

TOTAL SHORT-TERM SECURITIES – 1.2%		$11,672
(Cost: $11,671)

TOTAL INVESTMENT SECURITIES – 99.4%		$1,036,955
(Cost: $1,051,656)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		6,608

NET ASSETS – 100.0%		$1,043,563

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $205,185 or 19.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Rate shown is the yield to maturity at March 31, 2018.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

2018	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS	IVY BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$522	$—	$—
Asset-Backed Securities	—	27,943	—
Corporate Debt Securities	—	932,993	—
Mortgage-Backed Securities	—	1,017	—
Municipal Bonds	—	20,672	—
Other Government Securities	—	16,000	—
United States Government Agency Obligations	—	24,954	—
United States Government Obligations	—	1,182	—
Short-Term Securities	—	11,672	—

Total	$522	$1,036,433	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

46	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Bonds	83.1%
Municipal Bonds	83.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	16.9%

Lipper Rankings

Category: Lipper California Municipal Debt Funds	Rank	Percentile
1 Year	7/116	6

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	45.3%
AAA	1.6%
AA	9.7%
A	10.2%
BBB	23.8%
Non-Investment Grade	37.8%
BB	7.7%
B	6.0%
CCC	0.1%
Non-rated	24.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	16.9%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
California – 81.9%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
0.000%, 6-1-55 (A)	$2,000	$96
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A,
5.000%, 4-1-47	300	335
CA Infra and Econ Dev Bank, Infra State Revolving Fund Rev Bonds, Ser 2016A,
4.000%, 10-1-19	400	414
CA Muni Fin Auth, Insd Rev Bonds (Channing House Proj), Ser 2017B (Insured by the CA Office of Statewide Hlth Planning and Dev),
5.000%, 5-15-24	100	116
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A,
5.000%, 11-1-46	500	536
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
5.000%, 11-15-32	425	519
CA Muni Fin Auth, Rev Rfdg Bonds (Eisenhower Med Ctr), Ser 2017B,
5.000%, 7-1-42	250	278
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012:
5.000%, 11-21-45	500	521
CA Sch Fin Auth, Charter Sch Rev Bonds (Ace Charter Sch – Oblig Group), Ser 2016A,
5.000%, 6-1-52	300	302
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A,
5.000%, 6-1-52	300	269
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch – Oblig Group), Ser 2017G:
5.000%, 6-1-30	310	331
5.000%, 6-1-37	330	345
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch – Oblig Group), Ser 2017,
5.000%, 6-1-37	500	545
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch – Oblig Group), Ser 2016,
5.000%, 8-1-41	250	270
CA Sch Fin Auth, Edu Fac Rev Bonds (River Springs Charter Sch), Ser 2017A,
5.000%, 7-1-52	340	348
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2015A,
5.000%, 7-1-45	100	108

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C,
5.000%, 7-1-31	$250	$275
CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A,
5.000%, 7-1-48	350	375
CA Sch Fin Auth, Sch Fac Rev Bonds (Kipp LA Proj), Ser 2017A,
5.000%, 7-1-47	300	331
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A,
5.000%, 7-1-49	300	326
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A,
5.250%, 12-1-56	250	268
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase IV-ACHF – Irvine LLC), Ser 2017,
5.000%, 5-15-47	185	207
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apts, Phase IV-A CHF – Irvine LLC), Ser 2017,
5.000%, 5-15-42	300	337
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A,
5.250%, 12-1-44	250	268
CA Statewide Comnty Dev Auth, Sch Fac Rev Bonds (Alliance for College Ready Pub Sch – 47th and Main Proj), Ser 2012A,
6.375%, 7-1-47	100	110
CA Various Purp GO Bonds,
5.000%, 9-1-46	500	573
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A,
3.500%, 9-1-43	250	231
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016-2,
5.000%, 9-1-47	150	165
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9-1-42	200	206
4.250%, 9-1-47	300	310
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1-15-53	300	300
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
5.000%, 6-1-29	600	682
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2018A,
5.000%, 6-1-22	175	196

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.000%, 6-1-33	$245	$245
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1 Sr Current Interest Bonds,
5.750%, 6-1-47	760	764
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds,
5.300%, 6-1-37	150	154
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC),
5.000%, 9-1-47	150	166
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017,
5.000%, 9-1-33	500	558
Long Beach Bond Fin Auth, Natural Gas Purchase Rev Bonds, Ser 2007A,
5.500%, 11-15-37	165	210
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B,
5.000%, 5-15-46	300	336
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C,
7.000%, 11-1-34	300	426
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A,
5.000%, 9-1-46	300	330
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac – Area A), Ser 2017:
5.000%, 9-1-42	130	142
5.000%, 9-1-47	230	250
Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017,
5.000%, 9-1-47	135	147
Oro Grande Elem Sch Dist, Cert of Part, Ser 2013,
5.000%, 9-15-27	40	43
Palamar Hlth, Rfdg Rev Bonds, Ser 2016:
4.000%, 11-1-39	175	171
5.000%, 11-1-39	500	547
Palomar Hlth, Cert of Part, Ser 2017,
5.000%, 11-1-21	250	269
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016,
5.000%, 9-1-46	250	275
Regents of the Univ of CA, Ltd. Proj Rev Bonds, Ser M,
5.000%, 5-15-32	300	360

48	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A,
5.000%, 9-1-35	$250	$278
Sacramento Cnty Water Fin Auth, Rev Bonds (Sacramento Cnty Water Agy Zones 40 and 41 2007 Water Sys Proj), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 55bps),
1.894%, 6-1-34 (B)	400	384
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016,
5.000%, 9-1-41	250	274
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016,
4.000%, 9-1-42	250	254
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12-1-41	100	112
San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A,
5.000%, 7-1-27	100	120
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2017A,
5.000%, 7-1-42	200	229
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB,
4.000%, 11-1-39	250	263
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A,
5.000%, 3-1-47	200	224
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9-1-42	250	280
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A,
5.000%, 11-1-33	285	339
State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H,
5.000%, 4-1-26	300	356
Successor Agy to the Redev Agy of the City of San Jose, Tax Alloc Rfdg Bonds, Ser 2017B:
5.000%, 8-1-18	300	304
5.000%, 8-1-19	300	313

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC),
4.000%, 8-1-40	$250	$261
Tob Securitization Auth of Northn CA, Tob Stlmt Asset-Bkd Bonds (Sacramento Cnty Tob Securitization Corp.), Ser 2005A-1,
5.500%, 6-1-45	100	100
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6-1-37	280	281
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D,
0.000%, 6-1-46 (A)	300	37
WA Township Hlth Care Dist Rev Bonds, Ser 2017A:
3.500%, 7-1-30	45	44
3.750%, 7-1-31	255	256
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017,
5.000%, 9-1-47	300	328

		20,923

Puerto Rico – 1.2%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4,
5.250%, 7-1-30	135	141
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7-1-32	120	128
5.250%, 7-1-33	50	53

		322

TOTAL MUNICIPAL BONDS – 83.1%		$21,245
(Cost: $21,114)

SHORT-TERM SECURITIES
Master Note – 2.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.980%, 4-5-18 (C)	528	528

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – 13.6%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps),
1.450%, 4-7-18 (C)	$875	$875
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.680%, 4-7-18 (C)	500	500
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps),
1.580%, 4-7-18 (C)	1,100	1,100
University of California (1-Month U.S. LIBOR plus 8 bps),
1.780%, 4-7-18 (C)	500	500
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps),
1.520%, 4-7-18 (C)	500	500

		3,475

TOTAL SHORT-TERM SECURITIES – 15.7%		$4,003
(Cost: $4,003)

TOTAL INVESTMENT SECURITIES – 98.8%		$25,248
(Cost: $25,117)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		294

NET ASSETS – 100.0%		$25,542

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

2018	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$21,245	$—
Short-Term Securities	—	4,003	—
Total	$—	$25,248	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

50	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY CASH MANAGEMENT FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Corporate Obligations	75.5%
Commercial Paper	40.0%
Certificate Of Deposit	27.7%
Master Note	3.9%
Notes	3.9%
United States Government and Government Agency Obligations	14.3%
Municipal Obligations	11.5%
Liabilities, Net of Cash and Other Assets	-1.3%

Lipper Rankings

Category: Lipper Money Market Funds	Rank	Percentile
1 Year	76/113	67
3 Year	54/81	66
5 Year	54/81	66
10 Year	33/78	42

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

2018	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS	IVY CASH MANAGEMENT FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile (1-Month U.S. LIBOR plus 18 bps),
1.920%, 4-10-18 (A)	$15,000	$15,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 29 bps),
2.040%, 4-13-18 (A)	15,000	15,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 23 bps),
2.080%, 4-22-18 (A)	15,000	15,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 20 bps),
1.960%, 4-14-18 (A)	12,000	12,000
Bank of America N.A.,
1.450%, 4-16-18	10,000	10,000
Bank of America N.A. (1-Month U.S. LIBOR plus 14 bps),
1.880%, 4-12-18 (A)	20,000	20,000
Bank of America N.A. (1-Month U.S. LIBOR plus 16 bps),
1.900%, 4-20-18 (A)	20,000	20,000
Bank of America N.A. (1-Month U.S. LIBOR plus 18 bps),
1.970%, 4-16-18 (A)	15,000	15,000
Bank of Montreal (1-Month U.S. LIBOR plus 15 bps),
1.930%, 4-15-18 (A)	15,000	15,000
Bank of Montreal (1-Month U.S. LIBOR plus 22 bps),
2.030%, 4-15-18 (A)	15,000	15,000
Bank of Montreal (1-Month U.S. LIBOR plus 25 bps),
1.990%, 4-10-18 (A)	20,000	20,000
Bank of Montreal (Daily Federal Funds Rate plus 55 bps),
2.230%, 4-1-18 (A)	15,000	15,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 20 bps),
1.910%, 4-8-18 (A)	15,000	15,000
Citibank N.A.,
1.670%, 4-6-18	15,000	15,000
Royal Bank of Canada (1-Month U.S. LIBOR plus 18 bps),
1.920%, 4-10-18 (A)	12,000	12,000
Royal Bank of Canada (1-Month U.S. LIBOR plus 20 bps),
1.960%, 4-18-18 (A)	25,000	25,000
Royal Bank of Canada (1-Month U.S. LIBOR plus 24 bps),
2.050%, 4-19-18 (A)	30,000	30,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 18bps),
2.000%, 4-20-18 (A)	15,000	15,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 20bps),
2.040%, 4-21-18 (A)	10,000	10,000
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 19 bps),
1.890%, 4-7-18 (A)	20,000	20,000
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 19bps),
1.890%, 4-7-18 (A)	10,000	10,000

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Certificate Of Deposit (Continued)
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 22bps),
2.010%, 4-16-18 (A)	$14,000	$14,000
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 25bps),
2.120%, 4-25-18 (A)	25,000	25,000

Total Certificate Of Deposit – 27.7%		378,000
Commercial Paper (B)
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 18 bps),
1.870%, 4-5-18 (A)	15,000	15,000
Brown-Forman Corp.,
1.890%, 4-18-18	11,000	10,990
Canadian Imperial Bank of Commerce,
2.160%, 6-14-18	10,000	9,955
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.):
1.830%, 4-12-18	4,000	3,998
1.990%, 4-25-18	28,000	27,961
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.):
1.653%, 4-6-18	16,000	15,996
2.110%, 4-24-18	42,000	41,941
2.330%, 4-26-18	4,250	4,244
Diageo Capital plc (GTD by Diageo plc),
2.131%, 4-2-18	13,740	13,739
Ecolab, Inc.,
2.251%, 4-2-18	13,740	13,739
Essilor International S.A.,
1.852%, 4-9-18	5,000	4,998
General Dynamics Corp.:
2.070%, 5-3-18	28,500	28,447
2.050%, 5-9-18	20,000	19,956
2.080%, 5-15-18	20,000	19,948
GlaxoSmithKline LLC,
1.850%, 4-23-18	27,000	26,968
Kroger Co. (The),
2.201%, 4-2-18	13,740	13,739
McCormick & Co., Inc.,
2.131%, 4-2-18	13,740	13,739
Northern Illinois Gas Co.:
2.261%, 4-2-18	33,335	33,333
2.251%, 4-3-18	23,875	23,872
2.201%, 4-4-18	6,000	5,999
2.221%, 4-5-18	5,500	5,499
Pricoa Short Term Funding LLC:
1.517%, 4-6-18	15,000	14,997
1.760%, 5-15-18	15,000	14,967
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
2.070%, 4-27-18	41,400	41,342
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
1.890%, 4-13-18	27,200	27,181
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
2.280%, 6-15-18	3,000	2,984

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Commercial Paper (B) (Continued)
Rockwell Automation, Inc.,
1.971%, 4-5-18	$3,000	$2,999
Sonoco Products Co.,
2.251%, 4-2-18	13,740	13,739
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 16bps),
1.850%, 4-5-18 (A)	15,000	15,000
Wisconsin Electric Power Co.,
1.990%, 4-2-18	2,844	2,844
Wisconsin Gas LLC,
1.711%, 4-5-18	64,100	64,085

Total Commercial Paper – 40.0%		554,199
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.980%, 4-5-18 (A)	53,366	53,366

Total Master Note – 3.9%		53,366
Notes
Bank of Nova Scotia (The) (3-Month U.S. LIBOR plus 28 bps),
2.480%, 6-20-18 (A)	12,000	12,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 25 bps),
1.950%, 4-8-18 (A)	25,000	25,000
Wells Fargo Bank N.A. (3-Month U.S. LIBOR plus 18bps),
2.430%, 6-22-18 (A)	16,000	16,000

Total Notes – 3.9%		53,000

TOTAL CORPORATE OBLIGATIONS – 75.5%		$1,038,565
(Cost: $1,038,565)

MUNICIPAL OBLIGATIONS
California – 0.7%
Muni Impvt Corp. of Los Angeles, Lease Rev, Ser B-1 (Taxable), (GTD by Wells Fargo Bank N.A.),
2.000%, 5-14-18	9,000	9,000

Colorado – 0.1%
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 30 bps),
1.800%, 4-7-18 (A)	1,400	1,400

52	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY CASH MANAGEMENT FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Florida – 0.2%
Miami-Dade Cnty, FL, Seaport Rev Commercial Paper Notes, Ser 2018A-2 (GTD by Bank of America N.A.),
1.820%, 5-8-18	$2,619	$2,619

Kansas – 0.1%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1.700%, 4-1-18 (A)	2,000	2,000

Louisiana – 2.0%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.) (BVAL plus 9.7 bps),
1.710%, 4-1-18 (A)	19,800	19,800
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.) (BVAL plus 18 bps),
1.730%, 4-1-18 (A)	7,500	7,500

		27,300

Michigan – 0.1%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
1.710%, 4-1-18 (A)	2,000	2,000

Mississippi – 0.7%
MS Business Fin Corp., Gulf Opp Zone Indl Dev RevBonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.) (BVAL plus 19 bps),
1.700%, 4-1-18 (A)	9,100	9,100

Missouri – 0.5%
Kansas City, MO, Var Rate Dnd Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.) (BVAL plus 22 bps),
1.870%, 4-7-18 (A)	6,800	6,800

New York – 4.4%
Long Island Power Auth, Elec Sys Gen Rev Commercial Paper Notes, Ser 2015GR-1A (Insured by AGM),
1.950%, 4-12-18	20,000	20,000
Long Island Power Auth, Elec Sys Gen Rev Commercial Paper Notes, Ser 2015GR-4A (GTD by Royal Bank of Canada),
2.100%, 4-10-18	35,000	35,000

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
New York (Continued)
NY Hsng Fin Agy, 625 W 57th Street Hsng Rev Bonds, Ser 2016A (GTD by Bank of New York Mellon (The))(BVAL plus 20 bps),
1.750%, 4-7-18 (A)	$5,000	$5,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps),
1.850%, 4-7-18 (A)	1,200	1,200

		61,200

Pennsylvania – 0.5%
EPC – Allentown, LLC, Incr Taxable Var Rate Demand Bonds, Ser 2005 (GTD by U.S. Bank N.A.) (1-Week U.S. LIBOR plus 10 bps),
1.880%, 4-7-18 (A)	6,535	6,535

South Carolina – 1.5%
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser 2008DD (GTD by Bank of America N.A.),
1.850%, 4-4-18	20,000	20,000

Wyoming – 0.7%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.) (BVAL plus 19 bps),
1.700%, 4-1-18 (A)	10,000	10,000

TOTAL MUNICIPAL OBLIGATIONS – 11.5%		$157,954
(Cost: $157,954)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 1.9%
U.S. Treasury Bills:
1.197%, 4-5-18	$4,000	$3,999
1.120%, 4-12-18	5,000	4,998
1.650%, 6-14-18	8,000	7,973
1.240%, 9-13-18	10,000	9,943

		26,913

United States Government Agency Obligations – 12.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.800%, 4-7-18 (A)	42,316	42,316
1.810%, 4-7-18 (A)	48,064	48,064

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
United States Government Agency Obligations (Continued)
1.820%, 4-7-18 (A)	$57,496	$57,496
1.840%, 4-7-18 (A)	21,326	21,326

		169,202

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 14.2%		$196,115
(Cost: $196,115)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS
California – 0.1%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps),
1.680%, 4-7-18 (A)	1,425	1,425

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS – 0.1%		$1,425
(Cost: $1,425)

TOTAL INVESTMENT SECURITIES – 101.3%		$1,394,059
(Cost: $1,394,059)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3)%		(14,181)

NET ASSETS – 100.0%		$1,379,878

2018	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS	IVY CASH MANAGEMENT FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Rate shown is the yield to maturity at March 31, 2018.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$1,038,565	$—
Municipal Obligations	—	157,954	—
United States Government and Government Agency Obligations	—	196,115	—
United States Government and Government Agency Backed Municipal Obligations	—	1,425	—
Total	$—	$1,394,059	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

54	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY CROSSOVER CREDIT FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Bonds	94.5%
Corporate Debt Securities	93.3%
Asset-Backed Securities	1.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.5%

Quality Weightings

Investment Grade	80.0%
A	1.2%
BBB	78.8%
Non-Investment Grade	14.5%
BB	14.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.5%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS	IVY CROSSOVER CREDIT FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust,
3.650%, 7-21-27	$250	$234
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.500%, 5-26-22	250	246

TOTAL ASSET-BACKED SECURITIES – 1.2%		$480
(Cost: $501)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 1.8%
Lear Corp.,
3.800%, 9-15-27	750	721

Automobile Manufacturers – 0.6%
General Motors Co.,
4.200%, 10-1-27	250	244

Broadcasting – 1.8%
Discovery Communications LLC:
2.950%, 3-20-23	500	481
3.950%, 3-20-28	250	240

		721

Cable & Satellite – 1.2%
CSC Holdings LLC,
5.375%, 2-1-28 (A)	500	472

Homebuilding – 1.2%
Toll Brothers Finance Corp.,
4.350%, 2-15-28	500	469

Hotels, Resorts & Cruise Lines – 3.8%
Royal Caribbean Cruises Ltd.,
3.700%, 3-15-28	500	479
Wyndham Worldwide Corp.,
4.500%, 4-1-27	1,000	993

		1,472

Restaurants – 2.5%
Darden Restaurants, Inc.,
3.850%, 5-1-27	1,000	989

Total Consumer Discretionary – 12.9%		5,088
Consumer Staples

Distillers & Vintners – 3.1%
Constellation Brands, Inc.:
3.700%, 12-6-26	1,000	978
4.500%, 5-9-47	250	248

		1,226

Food Distributors – 1.8%
McCormick & Co., Inc.,
3.150%, 8-15-24	750	727

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Household Products – 2.5%
Clorox Co. (The),
3.100%, 10-1-27	$1,000	$969

Packaged Foods & Meats – 3.0%
J.M. Smucker Co. (The),
3.375%, 12-15-27	500	477
Smithfield Foods, Inc.,
2.650%, 10-3-21 (A)	750	718

		1,195

Total Consumer Staples – 10.4%		4,117
Energy

Integrated Oil & Gas – 1.2%
Petroleos Mexicanos,
5.350%, 2-12-28 (A)	500	490

Oil & Gas Exploration & Production – 2.5%
Canadian Natural Resources Ltd.,
3.850%, 6-1-27	750	733
EQT Corp.,
3.000%, 10-1-22	250	243

		976

Oil & Gas Refining & Marketing – 2.5%
Andeavor Logistics L.P. and Tesoro Logistics Finance Corp.,
4.250%, 12-1-27	1,000	974

Oil & Gas Storage & Transportation – 6.4%
Energy Transfer Partners L.P.,
4.900%, 3-15-35	375	353
MPLX L.P.,
4.000%, 3-15-28	250	246
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.500%, 12-15-26	250	248
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10-1-27	1,000	947
Williams Partners L.P.:
3.750%, 6-15-27	500	478
4.850%, 3-1-48	250	247

		2,519

Total Energy – 12.6%		4,959
Financials

Asset Management & Custody Banks – 1.2%
Ares Capital Corp.,
4.250%, 3-1-25	500	486

Consumer Finance – 4.9%
Capital One Financial Corp.,
3.750%, 7-28-26	250	238

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance (Continued)
Discover Bank,
3.450%, 7-27-26	$500	$472
Ford Motor Credit Co. LLC,
3.815%, 11-2-27	500	470
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	250	248
3.500%, 11-7-24	500	482

		1,910

Diversified Banks – 8.1%
Banco Bilbao Vizcaya Argentaria S.A.,
6.125%, 2-16-66	1,000	969
Banco Santander S.A.,
3.500%, 4-11-22	250	249
Bank of America Corp.,
5.875%, 9-15-66	1,000	1,006
Barclays plc,
4.836%, 5-9-28	500	491
Santander Holdings USA, Inc.,
3.400%, 1-18-23	500	489

		3,204

Investment Banking & Brokerage – 2.5%
Goldman Sachs Group, Inc. (The),
4.250%, 10-21-25	500	502
Morgan Stanley,
3.591%, 7-22-28	500	484

		986

Life & Health Insurance – 3.0%
Athene Holding Ltd.,
4.125%, 1-12-28	1,000	959
Brighthouse Financial, Inc.,
3.700%, 6-22-27 (A)	250	232

		1,191

Other Diversified Financial Services – 3.7%
Citigroup, Inc.,
4.450%, 9-29-27	500	505
JPMorgan Chase & Co.,
3.625%, 12-1-27	1,000	958

		1,463

Total Financials – 23.4%		9,240
Industrials

Aerospace & Defense – 5.5%
BAE Systems Holdings, Inc.,
3.850%, 12-15-25 (A)	500	504
Huntington Ingalls Industries, Inc.,
3.483%, 12-1-27 (A)	1,000	961

56	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY CROSSOVER CREDIT FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Aerospace & Defense (Continued)
Northrop Grumman Corp.,
3.250%, 1-15-28	$750	$715

		2,180

Agricultural & Farm Machinery – 2.5%
CNH Industrial N.V.,
3.850%, 11-15-27	1,000	970

Building Products – 1.2%
Owens Corning,
4.400%, 1-30-48	500	461

Total Industrials – 9.2%		3,611
Information Technology

Communications Equipment – 2.5%
L-3 Communications Corp.,
3.850%, 12-15-26	1,000	988

Electronic Manufacturing Services – 3.1%
Jabil, Inc.,
3.950%, 1-12-28	1,250	1,210

Semiconductors – 1.8%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.125%, 1-15-25	750	709

Total Information Technology – 7.4%		2,907
Materials

Construction Materials – 1.2%
Martin Marietta Materials, Inc.,
3.500%, 12-15-27	500	476

Diversified Metals & Mining – 2.4%
Anglo American Capital plc,
3.625%, 9-11-24 (A)	1,000	963

Metal & Glass Containers – 2.6%
Ball Corp.,
4.875%, 3-15-26	1,000	1,003

Paper Packaging – 1.3%
WestRock Co.,
3.750%, 3-15-25 (A)	500	498

Total Materials – 7.5%		2,940
Real Estate

Health Care REITs – 1.2%
Senior Housing Properties Trust,
4.750%, 2-15-28	500	489

Hotel & Resort REITs – 2.4%
Hospitality Properties Trust,
3.950%, 1-15-28	1,000	937

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized REITs – 3.2%
Crown Castle International Corp.:
3.200%, 9-1-24	$250	$240
4.750%, 5-15-47	1,000	1,006

		1,246

Total Real Estate – 6.8%		2,672
Telecommunication Services

Integrated Telecommunication Services – 1.9%
AT&T, Inc.,
4.900%, 8-14-37	250	252
Sprint Spectrum Co. LLC, Sprint Spectrum Co. III LLC, and Sprint Spectrum Co. III LLC,
4.738%, 3-20-25 (A)	500	502

		754

Total Telecommunication Services – 1.9%		754
Utilities

Multi-Utilities – 1.2%
EDP Finance B.V.,
3.625%, 7-15-24 (A)	500	492

Total Utilities – 1.2%		492

TOTAL CORPORATE DEBT SECURITIES – 93.3%		$36,780
(Cost: $37,816)

SHORT-TERM SECURITIES
Master Note – 2.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.980%, 4-5-18 (B)	1,116	1,116

TOTAL SHORT-TERM SECURITIES – 2.8%		$1,116
(Cost: $1,116)

TOTAL INVESTMENT SECURITIES – 97.3%		$38,376
(Cost: $39,433)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.7%		1,061

NET ASSETS – 100.0%		$39,437

2018	SEMIANNUAL REPORT	57

SCHEDULE OF INVESTMENTS	IVY CROSSOVER CREDIT FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $5,832 or 14.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$480	$—
Corporate Debt Securities	—	36,780	—
Short-Term Securities	—	1,116	—
Total	$—	$38,376	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

58	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY GOVERNMENT SECURITIES FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Bonds	98.8%
United States Government and Government Agency Obligations	98.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.2%

Lipper Rankings

Category: Lipper General U.S. Government Funds	Rank	Percentile
1 Year	76/100	76
3 Year	63/92	68
5 Year	81/89	90
10 Year	63/74	84

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Quality Weightings

Investment Grade	98.2%
AAA	3.4%
AA	94.8%
Non-Investment Grade	0.6%
Non-rated	0.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.2%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS	IVY GOVERNMENT SECURITIES FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations—6.8%
Federal Farm Credit Bank:
3.560%, 10-6-32	$5,000	$5,143
3.460%, 2-22-33	3,500	3,558
Federal Home Loan Bank,
2.500%, 4-27-26	5,000	4,747
Tennessee Valley Authority,
2.875%, 2-1-27	5,000	4,957
U.S. Department of Transportation,
6.001%, 12-7-21 (A)	8,000	8,909

		27,314

Mortgage-Backed Obligations—37.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 4-15-18	11	11
2.790%, 6-25-22	7,250	7,216
5.000%, 5-15-23	1,010	1,054
3.000%, 10-15-36	3,451	3,454
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 68 bps),
4.185%, 12-25-20 (B)	4,000	4,140
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 1-1-33	4,270	4,252
4.000%, 10-1-44	2,571	2,648
3.000%, 4-15-46	3,216	3,169
3.000%, 4-15-53	4,150	4,018
Federal National Mortgage Association Agency REMIC/CMO:
2.717%, 2-25-22	5,880	5,856
2.640%, 6-1-22	5,692	5,641
3.360%, 12-1-22	1,892	1,909
3.020%, 1-1-23	1,171	1,172
2.630%, 2-1-23	4,864	4,760
2.352%, 3-1-23	6,036	5,907
3.320%, 8-1-24	2,724	2,758
2.390%, 6-1-25	5,609	5,507
3.360%, 7-1-25	2,578	2,629
4.000%, 3-25-33	1,727	1,787
2.000%, 4-25-39	2,181	2,121
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11-1-18	7,646	7,648
2.580%, 5-1-19	6,411	6,401
4.503%, 12-1-19	4,554	4,661
5.380%, 11-1-20	307	307
4.381%, 6-1-21	5,632	5,869
2.759%, 4-1-22	6,669	6,643
2.705%, 4-1-23	3,177	3,146
3.500%, 8-1-26	1,623	1,656
4.000%, 12-1-31	1,557	1,621
4.000%, 12-1-32	4,167	4,366
5.500%, 12-1-34	488	536
3.500%, 4-25-37	2,906	2,935
6.000%, 4-1-39	498	554
3.000%, 11-25-42	5,372	5,289
4.500%, 2-1-44	2,948	3,130

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
4.000%, 10-1-44	$2,814	$2,894
2.500%, 5-25-45	7,303	7,069
4.500%, 2-1-48	2,995	3,164
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4-16-39	71	72
2.000%, 3-16-42	10,496	10,153
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.000%, 4-20-34	2,785	2,987

		151,110

United States Government Agency Obligations – 1.1%
Overseas Private Investment Corp. (GTD by U.S. Government),
5.142%, 12-15-23	1,943	2,080
Ukraine Government AID Bond,
1.844%, 5-16-19	2,500	2,489

		4,569

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 45.6%		$182,993
(Cost: $186,550)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 53.2%
U.S. Treasury Bonds:
9.000%, 11-15-18	8,000	8,347
5.250%, 2-15-29	3,000	3,695
3.500%, 2-15-39	1,000	1,097
2.750%, 8-15-42	3,000	2,893
2.750%, 11-15-42	5,000	4,816
2.500%, 2-15-45	2,500	2,278
2.500%, 2-15-46	2,500	2,270
2.250%, 8-15-46	4,000	3,438
3.000%, 5-15-47	5,500	5,515
U.S. Treasury Notes:
1.375%, 7-31-19	12,500	12,363
3.625%, 8-15-19	6,000	6,112
1.625%, 3-15-20	1,000	987
1.500%, 7-15-20	15,000	14,718
1.375%, 9-30-20	4,000	3,904
1.125%, 6-30-21	2,000	1,918
1.125%, 9-30-21	1,500	1,433
2.000%, 12-31-21	5,000	4,910
1.875%, 4-30-22	6,000	5,850
1.750%, 5-15-22	3,500	3,396
1.750%, 5-31-22	3,000	2,908
1.875%, 7-31-22	12,000	11,675
1.625%, 8-31-22	8,000	7,695
2.000%, 10-31-22	6,000	5,858
2.000%, 11-30-22	1,000	976
2.375%, 1-31-23	1,500	1,487
2.000%, 4-30-24	19,000	18,297
2.125%, 7-31-24	17,500	16,946
1.875%, 8-31-24	4,000	3,814

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
2.250%, 10-31-24	$7,000	$6,817
2.250%, 11-15-24	6,380	6,210
2.125%, 11-30-24	5,000	4,829
2.500%, 1-31-25	2,000	1,976
2.750%, 2-28-25	3,000	3,011
2.000%, 8-15-25	4,000	3,810
1.625%, 2-15-26	5,000	4,610
1.625%, 5-15-26	5,500	5,056
2.250%, 2-15-27	7,500	7,203
2.375%, 5-15-27	7,000	6,787
2.250%, 8-15-27	3,500	3,353

		213,258

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 53.2%		$213,258
(Cost: $219,435)

SHORT-TERM SECURITIES
United States Government Agency Obligations – 2.3%
Federal Home Loan Bank,
1.400%, 4-2-18	766	766
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.800%, 4-7-18 (C)	1,500	1,500
1.810%, 4-7-18 (C)	4,500	4,500
1.820%, 4-7-18 (C)	2,368	2,368

		9,134

TOTAL SHORT-TERM SECURITIES – 2.3%		$9,134
(Cost: $9,134)

TOTAL INVESTMENT SECURITIES – 101.1%		$405,385
(Cost: $415,119)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(4,510)

NET ASSETS – 100.0%		$400,875

60	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY GOVERNMENT SECURITIES FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $8,909 or 2.2% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$182,993	$—
United States Government Obligations	—	213,258	—
Short-Term Securities	—	9,134	—
Total	$—	$405,385	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	61

PORTFOLIO HIGHLIGHTS	IVY IG INTERNATIONAL SMALL CAP FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Stocks	98.6%
Industrials	21.4%
Consumer Discretionary	17.8%
Information Technology	16.4%
Financials	9.7%
Materials	9.4%
Real Estate	8.6%
Energy	5.0%
Consumer Staples	4.5%
Health Care	4.3%
Utilities	1.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.4%

Lipper Rankings

Category: Lipper International Small-/Mid-Cap Growth Funds	Rank	Percentile
1 Year	100/203	50

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

Europe	55.1%
United Kingdom	12.7%
Germany	11.1%
France	9.6%
Ireland	7.5%
Other Europe	14.2%
Pacific Basin	43.5%
Japan	34.0%
Australia	4.9%
Other Pacific Basin	4.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Matsumotokiyoshi Holdings Co. Ltd.	Japan	Consumer Staples	Drug Retail
Rubis Group	France	Energy	Oil & Gas Storage & Transportation
Total Produce plc	Ireland	Consumer Staples	Food Distributors
NGK Spark Plug Co. Ltd.	Japan	Consumer Discretionary	Auto Parts & Equipment
Teleperformance SE	France	Industrials	Research & Consulting Services
TechnoPro Holdings, Inc.	Japan	Real Estate	Industrial REITs
Sopra Steria Group S.A.	France	Information Technology	IT Consulting & Other Services
OSG Corp.	Japan	Industrials	Industrial Machinery
SCSK Corp.	Japan	Information Technology	IT Consulting & Other Services
Zeon Corp.	Japan	Materials	Commodity Chemicals

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

62	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY IG INTERNATIONAL SMALL CAP FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Consumer Discretionary – 1.1%
Ardent Leisure Group	1,174	$1,677

Information Technology – 1.1%
carsales.com Ltd.	163	1,706

Materials – 1.2%
Evolution Mining Ltd.	812	1,903

Utilities – 1.5%
Spark Infrastructure Group	1,255	2,315

Total Australia – 4.9%		7,601
Austria

Industrials – 0.6%
Andritz AG	17	936

Real Estate – 0.0%
Immofinanz AG	1	2

Total Austria – 0.6%		938
Belgium

Materials – 1.0%
Tessenderlo Chemie N.V.(A)	37	1,559

Total Belgium – 1.0%		1,559
China

Industrials – 0.7%
Zhuzhou CSR Times Electric Co. Ltd., H Shares	239	1,166

Total China – 0.7%		1,166
France

Energy – 2.2%
Rubis Group	48	3,480

Financials – 0.7%
Rothschild & Co.	30	1,097

Industrials – 3.5%
Alstom	49	2,195
Latecoere S.A.(A)	81	495
Teleperformance SE	19	2,869

		5,559

Information Technology – 3.2%
Sopra Steria Group S.A.	14	2,810
Ubisoft Entertainment S.A.(A)	26	2,193

		5,003

Total France – 9.6%		15,139
Germany

Financials – 0.3%
FinTech Group AG(A)	12	423

COMMON STOCKS (Continued)	Shares	Value
Health Care – 1.4%
MagForce AG(A)	98	$702
Sartorius AG	11	1,587

		2,289

Industrials – 3.2%
Duerr AG	13	1,418
JOST Werke AG(A)	25	1,148
Sixt SE	30	2,305

		4,871

Information Technology – 4.0%
cyan AG(A)	31	913
Dialog Semiconductor plc(A)	42	991
Mynaric AG(A)	23	1,458
Rocket Internet SE(A)	34	1,031
Siltronic AG(A)	1	89
Software AG	28	1,451
Stemmer Imaging AG(A)	7	305

		6,238

Materials – 2.2%
Aurubis AG	12	1,035
Biotechnology Research and Information Network AG(A)	22	656
Fuchs Petrolub SE	32	1,729

		3,420

Total Germany – 11.1%		17,241
Hong Kong

Consumer Discretionary – 0.4%
Global Brands Group Holding Ltd.(A)	10,414	589

Financials – 1.1%
Melco International Development Ltd.	607	1,782

Industrials – 1.1%
Pacific Basin Shipping Ltd.	6,278	1,691

Total Hong Kong – 2.6%		4,062
Ireland

Consumer Discretionary – 2.1%
Dalata Hotel Group plc(A)	328	2,501
Glenveagh Properties plc(A)	628	857

		3,358

Consumer Staples – 2.0%
Total Produce plc	1,057	3,123

Health Care – 1.5%
Mainstay Medical International plc(A)	42	761
UDG Healthcare plc	128	1,556

		2,317

Industrials – 0.6%
Kingspan Group plc	21	903

COMMON STOCKS (Continued)	Shares	Value
Materials – 1.3%
Smurfit Kappa Group plc	52	$2,106

Total Ireland – 7.5%		11,807
Isle Of Man

Consumer Discretionary – 1.6%
GVC Holdings plc	194	2,511

Energy – 0.7%
Playtech plc	113	1,167

Information Technology – 0.5%
Strix Group plc	447	816

Total Isle Of Man – 2.8%		4,494
Italy

Financials – 0.5%
Mediobanca S.p.A.	63	737

Industrials – 1.1%
Prysmian S.p.A.	53	1,650

Total Italy – 1.6%		2,387
Japan

Consumer Discretionary – 6.0%
Maxell Holdings Ltd.	91	1,732
NGK Spark Plug Co. Ltd.	120	2,894
Nifco, Inc.	76	2,559
Ryohin Keikaku Co. Ltd.	6	2,138

		9,323

Consumer Staples – 2.3%
Matsumotokiyoshi Holdings Co. Ltd.	86	3,622

Energy – 1.1%
Nippon Gas Co. Ltd.	35	1,682

Financials – 2.3%
Gunma Bank Ltd. (The)	299	1,719
Hiroshima Bank Ltd. (The)	246	1,874

		3,593

Health Care – 1.0%
Nippon Shinyaku Co. Ltd.	24	1,625

Industrials – 7.6%
Hoshizaki Electric Co. Ltd.	12	1,025
Okamura Corp.	143	1,968
OSG Corp.	121	2,759
SG Holdings Co. Ltd.	97	2,128
Tadano Ltd.	97	1,457
Tsubaki Nakashima Co. Ltd.	96	2,471

		11,808

2018	SEMIANNUAL REPORT	63

SCHEDULE OF INVESTMENTS	IVY IG INTERNATIONAL SMALL CAP FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Information Technology – 5.1%
Alps Electric Co. Ltd.	56		$1,394
DISCO Corp.	6		1,325
SCSK Corp.	63		2,719
Shimadzu Corp.	87		2,405

			7,843

Materials – 2.9%
Maruichi Steel Tube Ltd.	59		1,795
Zeon Corp.	181		2,627

			4,422

Real Estate – 5.7%
GLP J-REIT	2		2,283
Ichigo, Inc.	500		2,215
Kenedix Office Investment Corp.	—	*	1,665
TechnoPro Holdings, Inc.	47		2,819

			8,982

Total Japan – 34.0%			$52,900
Jersey

Financials – 0.2%
JTC plc(A)	64		273

Information Technology – 1.3%
XLMedia plc	926		2,072

Total Jersey – 1.5%			2,345
Luxembourg

Real Estate – 1.0%
Grand City Properties S.A.	62		1,492

Total Luxembourg – 1.0%			1,492
Netherlands

Industrials – 0.2%
Philips Lighting N.V.	9		347

Information Technology – 1.1%
ASM International N.V.	24		1,770

Total Netherlands – 1.3%			2,117
Norway

Energy – 0.5%
Aker BP ASA	30		826

Total Norway – 0.5%			826
Singapore

Real Estate – 1.3%
Manulife U.S. REIT	2,228		2,078

Total Singapore – 1.3%			2,078

COMMON STOCKS (Continued)	Shares	Value
Spain

Consumer Discretionary – 1.1%
Telepizza Group S.A.(A)	265	$1,741

Health Care – 0.4%
Almirall S.A.	47	556

Industrials – 0.8%
Prosegur Compania de Seguridad S.A.	158	1,216

Total Spain – 2.3%		3,513
Sweden

Consumer Discretionary – 0.7%
Dometic Group AB	122	1,116

Total Sweden – 0.7%		1,116
Switzerland

Financials – 0.9%
Helvetia Holding AG	2	1,346

Total Switzerland – 0.9%		1,346
United Kingdom

Consumer Discretionary – 4.8%
Bellway plc	16	705
City Pub Group plc (The)(A)	438	1,030
Coats Group plc	1,753	1,884
Games Workshop Group plc	38	1,239
Jackpotjoy plc(A)	75	859
Merlin Entertainments plc	147	714
ZEAL Network SE	34	1,093

		7,524

Consumer Staples – 0.2%
McBride plc(A)	109	243

Energy – 0.5%
Premier Oil plc(A)	733	716

Financials – 3.7%
Arrow Global Group plc	124	613
Direct Line Insurance Group plc	236	1,263
NEX Group plc	12	166
Sabre Insurance Group plc(A)	218	751
St. James’s Place plc	65	989
TP ICAP plc	336	2,111

		5,893

Industrials – 2.0%
Diploma plc	132	2,109
Interserve plc(A)	118	134
National Express Group plc	192	1,040

		3,283

Information Technology – 0.1%
JUST EAT plc(A)	16	159

COMMON STOCKS (Continued)	Shares	Value
Materials – 0.8%
Kazakhmys plc(A)	112	$1,346

Real Estate – 0.6%
Great Portland Estates plc	90	844

Total United Kingdom – 12.7%		20,008

TOTAL COMMON STOCKS – 98.6%		$154,135
(Cost: $142,691)

SHORT-TERM SECURITIES
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.980%, 4-5-18(B)	$237	237

TOTAL SHORT-TERM SECURITIES – 0.2%		$237
(Cost: $237)

TOTAL INVESTMENT SECURITIES – 98.8%		$154,372
(Cost: $142,928)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		1,936

NET ASSETS – 100.0%		$156,308

64	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY IG INTERNATIONAL SMALL CAP FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

Notes to Schedule of Investments

*Not	shown due to rounding.

(A)No	dividends were paid during the preceding 12 months.

(B)Variable	rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$5,958	$21,881	$—
Consumer Staples	243	6,745	—
Energy	—	7,871	—
Financials	1,024	14,120	—
Health Care	—	6,787	—
Industrials	4,294	29,136	—
Information Technology	2,034	23,573	—
Materials	—	14,756	—
Real Estate	—	13,398	—
Utilities	—	2,315	—
Total Common Stocks	$13,553	$140,582	$—
Short-Term Securities	—	237	—
Total	$13,553	$140,819	$—

During the year ended March 31, 2018, securities totaling $33,545 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

Market Sector Diversification
(as a % of net assets)
Industrials	21.4%
Consumer Discretionary	17.8%
Information Technology	16.4%
Financials	9.7%
Materials	9.4%
Real Estate	8.6%
Energy	5.0%
Consumer Staples	4.5%
Health Care	4.3%
Utilities	1.5%
Other+	1.4%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	65

PORTFOLIO HIGHLIGHTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Bonds	89.6%
Other Government Securities	89.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	10.4%

Quality Weightings

Investment Grade	65.2%
AA	2.6%
A	21.6%
BBB	41.0%
Non-Investment Grade	24.4%
BB	9.5%
B	5.5%
Non-rated	9.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	10.4%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Lipper Rankings

Category: Lipper Emerging Markets Local Currency Debt Funds	Rank	Percentile
1 Year	80/95	84
3 Year	63/78	80

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

South America	29.7%
Chile	6.6%
Uruguay	5.3%
Argentina	4.9%
Columbia	4.4%
Brazil	4.4%
Peru	4.1%
Pacific Basin	27.0%
Thailand	9.5%
Malaysia	6.1%
Turkey	4.5%
Philippines	3.6%
Other Pacific Basin	3.3%
Europe	21.2%
Czech Republic	4.6%
Hungary	4.5%
Romania	4.4%
Russia	4.0%
Poland	3.7%
North America	6.6%
Mexico	6.6%
Other	5.1%
South Africa	4.5%
Senegal	0.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	10.4%

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

66	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

OTHER GOVERNMENT SECURITIES(A)	Principal	Value
Argentina – 4.9%
Republic of Argentina:
21.200%, 9-19-18(B)	ARS350	$17
18.200%, 10-3-21(B)	56,210	2,790
16.000%, 10-17-23(B)	29,781	1,439
15.500%, 10-17-26(B)	53,620	2,622

		6,868

Brazil – 4.4%
Brazil Letras do Tesouro Nacional:
0.000%, 1-1-20(B)(C)	BRL2,000	538
0.000%, 7-1-20(B)(C)	4,000	1,029
0.000%, 7-1-21(B)(C)	2,500	586
Brazil Notas do Tesouro Nacional:
10.000%, 1-1-21(B)	4,000	1,272
10.000%, 1-1-23(B)	3,200	1,011
10.000%, 1-1-25(B)	1,800	565
10.000%, 1-1-27(B)	3,587	1,120

		6,121

Chile – 6.6%
Chile Bonos Tesoreria:
4.500%, 2-28-21(B)	CLP525,000	891
4.500%, 3-1-26(B)	1,590,000	2,647
5.000%, 3-1-35(B)	1,040,000	1,727
6.000%, 1-1-43(B)	505,000	936
Republic of Chile
5.500%, 8-5-20(B)	1,741,000	3,002

		9,203

Columbia – 4.4%
Colombian TES:
11.000%, 7-24-20(B)	COP1,600,000	644
7.000%, 5-4-22(B)	1,980,000	744
10.000%, 7-24-24(B)	2,875,000	1,236
7.500%, 8-26-26(B)	2,655,700	1,019
6.000%, 4-28-28(B)	2,646,500	913
7.750%, 9-18-30(B)	2,722,600	1,061
7.000%, 6-30-32(B)	1,600,000	578

		6,195

Czech Republic – 4.6%
Czech Republic Government Bond:
0.000%, 2-10-20(B)(C)	CZK14,000	672
3.750%, 9-12-20(B)	21,000	1,091
0.450%, 10-25-23(B)	32,430	1,506
2.400%, 9-17-25(B)	2,400	123
1.000%, 6-26-26(B)	32,130	1,472
2.500%, 8-25-28(B)	21,860	1,123
0.950%, 5-15-30(B)	8,500	360

		6,347

Hungary – 4.5%
Hungary Government Bond:
4.000%, 4-25-18(B)	HUF90,000	355
6.500%, 6-24-19(B)	24,000	102
3.500%, 6-24-20(B)	100,000	422

OTHER GOVERNMENT SECURITIES(A) (Continued)	Principal	Value
1.000%, 9-23-20(B)	HUF200,000	$799
7.000%, 6-24-22(B)	106,250	520
1.750%, 10-26-22(B)	132,000	532
6.000%, 11-24-23(B)	67,240	329
5.500%, 6-24-25(B)	320,510	1,561
3.000%, 10-27-27(B)	390,900	1,617

		6,237

Indonesia – 3.3%
Indonesia Government Bond:
9.000%, 3-15-29(B)	IDR3,000,000	249
8.375%, 3-15-34(B)	49,838,000	3,928
8.750%, 2-15-44(B)	4,600,000	386

		4,563

Malaysia – 6.1%
Malaysia Government Bond:
3.580%, 9-28-18(B)	MYR8,880	2,300
3.759%, 3-15-19(B)	1,360	354
3.654%, 10-31-19(B)	1,700	442
3.492%, 3-31-20(B)	200	52
3.226%, 4-15-20(B)	8,530	2,189
3.882%, 3-10-22(B)	1,690	442
3.948%, 4-14-22(B)	650	169
3.418%, 8-15-22(B)	1,070	274
4.181%, 7-15-24(B)	1,250	328
4.232%, 6-30-31(B)	1,090	278
4.127%, 4-15-32(B)	122	31
3.844%, 4-15-33(B)	490	118
4.762%, 4-7-37(B)	4,930	1,306
4.935%, 9-30-43(B)	760	200
4.736%, 3-15-46(B)	200	51

		8,534

Mexico – 6.6%
Mexican Bonos:
8.500%, 12-13-18(B)	MXN32,000	1,769
5.000%, 12-11-19(B)	30,000	1,588
6.500%, 6-10-21(B)	20,000	1,077
10.000%, 12-5-24(B)	17,395	1,098
5.750%, 3-5-26(B)	6,825	341
7.500%, 6-3-27(B)	8,826	491
8.500%, 5-31-29(B)	4,000	239
7.750%, 5-29-31(B)	10,000	563
7.750%, 11-23-34(B)	4,000	225
10.000%, 11-20-36(B)	6,500	444
8.500%, 11-18-38(B)	12,071	725
7.750%, 11-13-42(B)	10,259	573

		9,133

Peru – 4.1%
Republic of Peru:
5.700%, 8-12-24(B)	PEN2,678	903
6.350%, 8-12-28(B)	105	37
6.950%, 8-12-31(B)	870	318
6.150%, 8-12-32(B)(D)	822	280
6.900%, 8-12-37(B)	6,040	2,155
6.850%, 2-12-42(B)	5,551	1,948

		5,641

OTHER GOVERNMENT SECURITIES(A) (Continued)	Principal	Value
Philippines – 3.6%
Republic of Philippines:
3.900%, 11-26-22(B)	PHP97,000	$1,814
6.250%, 1-14-36(B)	149,000	3,145

		4,959

Poland – 3.7%
Poland Government Bond:
5.500%, 10-25-19(B)	PLN1,200	373
1.750%, 7-25-21(B)	2,360	687
2.250%, 4-25-22(B)	1,050	308
5.750%, 9-23-22(B)	2,740	919
2.500%, 7-25-26(B)	3,580	1,007
2.500%, 7-25-27(B)	1,760	489
2.750%, 4-25-28(B)	580	163
5.750%, 4-25-29(B)	3,190	1,154

		5,100

Romania – 4.4%
Romania Government Bond:
2.500%, 4-29-19(B)	RON5,000	1,320
5.750%, 4-29-20(B)	920	256
5.950%, 6-11-21(B)	820	233
5.850%, 4-26-23(B)	7,050	2,011
4.750%, 2-24-25(B)	4,505	1,224
5.800%, 7-26-27(B)	3,750	1,084

		6,128

Russia – 4.0%
Russia Government Bond:
7.000%, 1-25-23(B)	RUB23,000	412
7.000%, 8-16-23(B)	60,240	1,076
7.050%, 1-19-28(B)	231,184	4,066

		5,554

Senegal – 0.6%
Republic of Senegal:
4.750%, 3-13-28(B)	EUR227	279
6.750%, 3-13-48	$541	531

		810

South Africa – 4.5%
Republic of South Africa:
10.500%, 12-21-26(B)	ZAR13,400	1,309
7.000%, 2-28-31(B)	9,000	675
6.250%, 3-31-36(B)	9,000	591
8.500%, 1-31-37(B)	7,500	616
6.500%, 2-28-41(B)	9,800	639
8.750%, 1-31-44(B)	3,500	291
8.750%, 2-28-48(B)	24,924	2,081

		6,202

Thailand – 9.5%
Thailand Government Bond:
3.450%, 3-8-19(B)	THB39,314	1,281
3.875%, 6-13-19(B)	143,286	4,724
5.375%, 12-3-19(B)	117,000	3,985
3.850%, 12-12-25(B)	39,950	1,416
3.400%, 6-17-36(B)	54,800	1,802

		13,208

2018	SEMIANNUAL REPORT	67

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

OTHER GOVERNMENT SECURITIES(A) (Continued)	Principal	Value

Turkey – 4.5%
Turkey Government Bond:
10.400%, 3-27-19(B)	TRY860	$211
11.100%, 5-15-19(B)	240	59
7.400%, 2-5-20(B)	1,800	411
9.200%, 9-22-21(B)	6,250	1,397
11.000%, 3-2-22(B)	2,000	470
8.500%, 9-14-22(B)	1,010	217
7.100%, 3-8-23(B)	1,000	201
8.800%, 9-27-23(B)	3,820	811
10.400%, 3-20-24(B)	1,070	246
9.000%, 7-24-24(B)	2,810	606
8.000%, 3-12-25(B)	2,280	461
10.600%, 2-11-26(B)	4,677	1,073
11.000%, 2-24-27(B)	500	117

		6,280

Uruguay – 5.3%
Republica Orient Uruguay:
9.875%, 6-20-22(B)	UYU114,177	4,090
8.500%, 3-15-28(B)	101,402	3,296

		7,386

OTHER GOVERNMENT SECURITIES(A) (Continued)	Principal	Value

TOTAL OTHER GOVERNMENT SECURITIES – 89.6%		$124,469
(Cost: $122,943)

SHORT-TERM SECURITIES
Czech Republic – 0.7%
Czech Republic Treasury Bills
0.455%, 4-27-18(B)	CZK19,000	920

Master Note – 3.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.980%, 4-5-18(E)	$4,667	4,667

Nigeria – 1.2%
Nigerian Government Treasury Bills:
10.380%, 4-19-18(B)	NGN423,000	1,169
13.437%, 6-14-18(B)	10,000	27
13.32000%, 9-13-18(B)	180,000	469

		1,665

SHORT-TERM SECURITIES (Continued)	Principal	Value
Thailand – 0.6%
Thailand Treasury Bills
1.194%, 9-6-18(B)	THB26,400	$840

TOTAL SHORT-TERM SECURITIES – 5.9%		$8,092
(Cost: $8,083)

TOTAL INVESTMENT SECURITIES – 95.5%		$132,561
(Cost: $131,026)

CASH AND OTHER ASSETS, NET OF LIABILITIES(F)(G)(H) – 4.5%		6,270

NET ASSETS – 100.0%		$138,831

Notes to Schedule of Investments

*Not	shown due to rounding.

(A)Other	Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)Principal	and notional amounts are denominated in the indicated foreign currency, where applicable (ARS - Argentine Peso, BRL - Brazilian Real, CLP - Chilean Peso, COP - Columbian Peso, CZK - Czech Koruna, EUR - Euro, HUF - Hungarian Forint, IDR - Indonesian Rupiah, INR - Indian Rupee, MXN - Mexican Peso, MYR - Malaysian Ringgit, NGN - Nigeria naira, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, SGD - Singapore Dollar, THB - Thai Baht, TRY - Turkish New Lira, UYU - Uruguay Peso and ZAR - South African Rand).

(C)Zero	coupon bond.

(D)Securities	were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $280 or 0.2% of net assets.

(E)Variable	rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)Cash	of $14 is held in collateralized accounts for open futures contracts collateral.

(G)Cash	of $456 is held in collateralized accounts for OTC foreign forward currency contracts collateral.

(H)Cash	of $529 is held in collateralized accounts for centrally cleared interest rate swap agreements collateral.

68	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

The following over the counter credit default swaps — buy protection(1) were outstanding at March 31, 2018:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Republic of Korea	Morgan Stanley & Co. International plc	(1.000%)	12–20–21	323	$(7)	$(6)	$(1)
Republic of Korea	Goldman Sachs International	(1.000%)	12–20–21	148	(4)	(3)	(1)
Republic of Korea	Citibank N.A.	(1.000%)	12–20–21	73	(1)	(1)	— *

					$(12)	$(10)	$(2)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

The following forward foreign currency contracts were outstanding at March 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Chilean Peso	66,774	U.S. Dollar	112	4–2–18	Barclays Capital, Inc.	$2		$—
U.S. Dollar	110	Chilean Peso	66,774	4–2–18	Barclays Capital, Inc.	—	*	—
U.S. Dollar	393	Chinese Yuan Renminbi	2,500	4–9–18	Barclays Capital, Inc.	4		—
U.S. Dollar	1,819	Colombian Peso	5,178,625	4–9–18	Barclays Capital, Inc.	34		—
U.S. Dollar	316	Indonesian Rupiah	4,350,000	4–13–18	Barclays Capital, Inc.	—	*	—
U.S. Dollar	780	Turkish New Lira	3,030	4–16–18	Barclays Capital, Inc.	—		15
U.S. Dollar	342	Mexican Peso	6,400	4–19–18	Barclays Capital, Inc.	9		—
Czech Koruna	18,990	U.S. Dollar	932	4–27–18	Barclays Capital, Inc.	11		—
U.S. Dollar	1,746	Hungarian Forint	438,033	4–27–18	Barclays Capital, Inc.	—		18
U.S. Dollar	135	Russian Ruble	7,800	5–3–18	Barclays Capital, Inc.	—	*	—
Russian Ruble	6,100	U.S. Dollar	107	5–14–18	Barclays Capital, Inc.	1		—
U.S. Dollar	118	Colombian Peso	340,000	6–5–18	Barclays Capital, Inc.	4		—
U.S. Dollar	1,165	Indonesian Rupiah	16,680,000	10–24–18	Barclays Capital, Inc.	28		—
U.S. Dollar	1,513	Malaysian Ringgit	6,217	11–14–18	Barclays Capital, Inc.	90		—
Turkish New Lira	798	U.S. Dollar	199	4–2–18	Citibank N.A.	—		3
U.S. Dollar	140	Turkish New Lira	550	4–2–18	Citibank N.A.	—		1
Brazilian Real	626	U.S. Dollar	192	4–3–18	Citibank N.A.	3		—
U.S. Dollar	188	Brazilian Real	626	4–3–18	Citibank N.A.	1		—
U.S. Dollar	133	Romanian Leu	500	4–5–18	Citibank N.A.	—		1
Israeli Shekel	8,100	U.S. Dollar	2,356	4–9–18	Citibank N.A.	46		—
Czech Koruna	2,700	U.S. Dollar	131	4–12–18	Citibank N.A.	—		—	*
U.S. Dollar	166	Czech Koruna	3,400	4–12–18	Citibank N.A.	—		2
Turkish New Lira	470	U.S. Dollar	120	4–16–18	Citibank N.A.	2		—
U.S. Dollar	281	Turkish New Lira	1,090	4–16–18	Citibank N.A.	—		6
Mexican Peso	7,930	U.S. Dollar	421	4–19–18	Citibank N.A.	—		14
Mexican Peso	30,822	U.S. Dollar	1,651	4–20–18	Citibank N.A.	—		40
Turkish New Lira	2,035	U.S. Dollar	515	4–24–18	Citibank N.A.	2		—
U.S. Dollar	1,004	Philippine Peso	52,094	4–24–18	Citibank N.A.	—		9
U.S. Dollar	2,648	Czech Koruna	54,112	4–30–18	Citibank N.A.	—		23
Czech Koruna	10,000	U.S. Dollar	482	6–4–18	Citibank N.A.	—		4
Hungarian Forint	125,000	U.S. Dollar	488	6–4–18	Citibank N.A.	—		6
U.S. Dollar	142	Romanian Leu	540	6–5–18	Citibank N.A.	1		—
South African Rand	9,504	U.S. Dollar	783	6–25–18	Citibank N.A.	—		11
U.S. Dollar	2,355	Polish Zloty	8,065	6–27–18	Citibank N.A.	5		—
U.S. Dollar	194	Turkish New Lira	798	6–29–18	Citibank N.A.	3		—

2018	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Thai Baht	206,500	U.S. Dollar	6,233	10–9–18	Citibank N.A.	—		415
U.S. Dollar	575	Romanian Leu	2,162	4–5–18	Deutsche Bank AG	—		5
Israeli Shekel	700	U.S. Dollar	200	4–9–18	Deutsche Bank AG	—	*	—
U.S. Dollar	1,657	Philippine Peso	86,579	4–18–18	Deutsche Bank AG	—		1
U.S. Dollar	1,075	Mexican Peso	20,409	4–19–18	Deutsche Bank AG	45		—
U.S. Dollar	146	Romanian Leu	550	6–5–18	Deutsche Bank AG	—		—	*
Chilean Peso	1,097,295	U.S. Dollar	1,813	4–2–18	Goldman Sachs International	—		4
U.S. Dollar	1,805	Chilean Peso	1,097,295	4–2–18	Goldman Sachs International	12		—
U.S. Dollar	2,583	South African Rand	30,591	4–3–18	Goldman Sachs International	1		—
Romanian Leu	5,094	U.S. Dollar	1,334	4–5–18	Goldman Sachs International	—		11
U.S. Dollar	148	Romanian Leu	560	4–5–18	Goldman Sachs International	—		—	*
South Korean Won	454,000	U.S. Dollar	426	4–17–18	Goldman Sachs International	—		—	*
Mexican Peso	42,376	U.S. Dollar	2,252	4–19–18	Goldman Sachs International	—		73
Chilean Peso	1,097,295	U.S. Dollar	1,806	4–30–18	Goldman Sachs International	—		11
Romanian Leu	563	U.S. Dollar	149	6–5–18	Goldman Sachs International	—	*	—
U.S. Dollar	176	Turkish New Lira	710	6–8–18	Goldman Sachs International	—	*	—
Chilean Peso	1,434,520	U.S. Dollar	2,368	4–2–18	JPMorgan Securities LLC	—		7
U.S. Dollar	2,371	Chilean Peso	1,434,520	4–2–18	JPMorgan Securities LLC	4		—
U.S. Dollar	64	Turkish New Lira	248	4–2–18	JPMorgan Securities LLC	—		2
Brazilian Real	8,845	U.S. Dollar	2,664	4–3–18	JPMorgan Securities LLC	—		16
South African Rand	30,591	U.S. Dollar	2,591	4–3–18	JPMorgan Securities LLC	7		—
U.S. Dollar	2,695	Brazilian Real	8,845	4–3–18	JPMorgan Securities LLC	—		16
South African Rand	2,929	U.S. Dollar	251	4–4–18	JPMorgan Securities LLC	4		—
U.S. Dollar	705	South African Rand	8,226	4–4–18	JPMorgan Securities LLC	—		10
Czech Koruna	9,561	U.S. Dollar	473	4–5–18	JPMorgan Securities LLC	10		—
Romanian Leu	480	U.S. Dollar	126	4–5–18	JPMorgan Securities LLC	—		1
U.S. Dollar	1,809	Romanian Leu	6,966	4–5–18	JPMorgan Securities LLC	30		—
U.S. Dollar	2,588	South African Rand	30,591	4–11–18	JPMorgan Securities LLC	—		7
Czech Koruna	14,038	U.S. Dollar	659	4–12–18	JPMorgan Securities LLC	—		21
U.S. Dollar	146	Czech Koruna	3,000	4–12–18	JPMorgan Securities LLC	—		—	*
U.S. Dollar	217	Chinese Yuan Renminbi	1,374	4–16–18	JPMorgan Securities LLC	1		—
U.S. Dollar	2,015	Peruvian New Sol	6,576	4–16–18	JPMorgan Securities LLC	22		—
U.S. Dollar	205	Turkish New Lira	793	4–16–18	JPMorgan Securities LLC	—		5
South Korean Won	453,000	U.S. Dollar	426	4–17–18	JPMorgan Securities LLC	—		—	*
U.S. Dollar	1,690	Mexican Peso	31,800	4–19–18	JPMorgan Securities LLC	55		—
Turkish New Lira	1,651	U.S. Dollar	425	5–2–18	JPMorgan Securities LLC	10		—
Russian Ruble	23,241	U.S. Dollar	408	5–3–18	JPMorgan Securities LLC	4		—
U.S. Dollar	1,236	Brazilian Real	4,109	5–3–18	JPMorgan Securities LLC	6		—
U.S. Dollar	842	Russian Ruble	47,900	5–3–18	JPMorgan Securities LLC	—		10
U.S. Dollar	220	Chinese Yuan Renminbi	1,400	5–7–18	JPMorgan Securities LLC	3		—
U.S. Dollar	69	Hungarian Forint	17,000	5–7–18	JPMorgan Securities LLC	—		1
South African Rand	12,500	U.S. Dollar	1,024	5–8–18	JPMorgan Securities LLC	—		26
Colombian Peso	1,900,000	U.S. Dollar	662	6–12–18	JPMorgan Securities LLC	—		16
Russian Ruble	7,200	U.S. Dollar	125	6–13–18	JPMorgan Securities LLC	—	*	—
Singapore Dollar	570	U.S. Dollar	434	6–22–18	JPMorgan Securities LLC	—		2
U.S. Dollar	276	Russian Ruble	15,926	6–27–18	JPMorgan Securities LLC	—		1
U.S. Dollar	922	Indonesian Rupiah	12,900,000	7–2–18	JPMorgan Securities LLC	11		—
U.S. Dollar	308	Indonesian Rupiah	4,350,000	10–24–18	JPMorgan Securities LLC	4		—
South African Rand	2,712	U.S. Dollar	232	4–4–18	Morgan Stanley International	3		—
U.S. Dollar	468	South African Rand	5,477	4–4–18	Morgan Stanley International	—		5
U.S. Dollar	2,073	Russian Ruble	121,314	5–14–18	Morgan Stanley International	34		—
Euro	227	U.S. Dollar	287	2–12–19	Morgan Stanley International	1		—

						$513		$819

70	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

The following futures contracts were outstanding at March 31, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	19	6-21-18	1,900	$(2,301)	$(17)
U.S. 2-Year Treasury Note	Long	30	6-21-18	3,000	6,378	(2)

					$4,077	$(19)

The following centrally cleared interest rate swap agreements were outstanding at March 31, 2018:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(B)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	7.576%	6/14/2023	MXN4,147	$(27)	$—	$(27)
Morgan Stanley	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	7.879%	6/7/2028	5,864	(57)	—	(57)

						$(84)	$—	$(84)

The following over the counter interest rate swap agreements were outstanding at March 31, 2018:
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(B)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	Overnight Mumbai Interbank Outright Rate	6.470%	3/13/2020	INR10,332	$7	$—	$7
Barclays Bank plc	Receive	Overnight Mumbai Interbank Outright Rate	6.685%	3/13/2023	5,326	11	—	11
Credit Suisse International	Pay	Overnight Mumbai Interbank Outright Rate	6.410%	3/20/2020	10,292	(5)	—	(5)
Credit Suisse International	Receive	Overnight Mumbai Interbank Outright Rate	6.615%	3/20/2023	5,285	25	—	25
JPMorgan Chase Bank N.A.	Receive	3-Month Johannesburg Interbank Agreed Rate	7.193%	6/20/2023	ZAR5,339	(6)	—	(6)
JPMorgan Chase Bank N.A.	Receive	3-Month Johannesburg Interbank Agreed Rate	7.720%	6/20/2028	6,589	(21)	—	(21)
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022	$276	35	—	35
Nomura Securities International, Inc.	Receive	6-Month Association of Banks in Singapore Swap Offer Rate	1.950%	8/22/2026	SGD267	7	—	7

						$53	$—	$53

2018	SEMIANNUAL REPORT	71

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Other Government Securities	$—	$124,469	$—
Short-Term Securities	—	8,092	—
Total	$—	$132,561	$—
Forward Foreign Currency Contracts	$—	$513	$—
Over the Counter Interest Rate Swaps	$—	$85	$—

Liabilities
Over the Counter Credit Default Swaps	$—	$12	$—
Forward Foreign Currency Contracts	$—	$819	$—
Futures Contracts	$19	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$84	$—
Over the Counter Interest Rate Swaps	$—	$32	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

Market Sector Diversification
(as a % of net assets)
Other Government Securities	89.6%
Other+	10.4%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

72	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY PICTET TARGETED RETURN BOND FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation
Purchased Options	0.1%
Bonds	98.6%
Corporate Debt Securities	43.1%
Other Government Securities	29.5%
United States Government and Government Agency Obligations	26.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.3%

Quality Weightings

Investment Grade	74.7%
AAA	13.6%
AA	29.1%
A	12.5%
BBB	19.5%
Non-Investment Grade	23.9%
BB	11.1%
B	5.7%
CCC	0.2%
Below CCC	0.0%
Non-rated	6.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Purchased Options	1.4%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	42.8%
United States	35.2%
Canada	5.1%
Other North America	2.5%
Europe	41.4%
Germany	10.1%
United Kingdom	6.9%
Norway	5.8%
Sweden	4.4%
Other Europe	14.2%
Pacific Basin	6.6%
Other	3.4%
South America	2.9%
Middle East	1.0%
Bahamas/Caribbean	0.5%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	1.4%

Lipper Rankings

Category: Lipper Alternative Credit Focus Funds	Rank	Percentile
1 Year	220/265	83

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
EUR versus USD,
Put $1.21, Expires 2-22-19, OTC (Ctrpty: Deutsche Bank AG)	23,053,649	23,053	$277
iTraxx Europe Series 28,
Call EUR50.00, Expires 6-20-18, OTC (Ctrpty: Deutsche Bank AG)(A)	11,800,000	11,800	22
U.S. 10-Year Treasury Note June Futures,
Call $133.50, Expires 5-25-18	260	26,000	2
U.S. Treasury Long Bond June Futures:
Call $146.00, Expires 4-20-18	87	8,700	122
Call $173.00, Expires 5-25-18	53	5,300	1
USD versus TWD,
Call $29.48, Expires 3-21-19, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	5,800,000	5,800	61

TOTAL PURCHASED OPTIONS – 0.1%			$485
(Cost: $433)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.6%
Levi Strauss & Co.,
3.375%, 3-15-27(A)	EUR	790	991
PVH Corp.,
3.125%, 12-15-27(A)		700	849

			1,840

Auto Parts & Equipment – 0.2%
Nemak S.A.B. de C.V.,
3.250%, 3-15-24(A)(B)		475	597

Automobile Manufacturers – 0.5%
Volkswagen Group of America, Inc.,
1.650%, 5-22-18(B)		$400	399
Volkswagen International Finance N.V.:
1.875%, 3-30-27(A)	EUR	300	374
3.500%, 12-29-49(A)		500	606

			1,379

Cable & Satellite – 0.2%
Altice S.A.,
7.250%, 5-15-22(A)		500	597

Department Stores – 0.0%
Agrokor d.d.,
9.875%, 5-1-19(A)		400	133

Distributors – 0.5%
Casino Guichard Perrachon S.A.,
4.407%, 8-6-19(A)(C)		1,000	1,293

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Internet & Direct Marketing Retail – 0.2%
Shop Direct Funding plc:
7.750%, 11-15-22(A)(B)	GBP	500	$605

			605

Total Consumer Discretionary – 2.2%			6,444
Consumer Staples

Brewers – 1.6%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB):
0.625%, 3-17-20(A)	EUR	1,000	1,247
2.650%, 2-1-21		$959	951
3.300%, 2-1-23		1,225	1,225
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
4.750%, 4-15-58		1,065	1,089

			4,512

Drug Retail – 0.3%
CVS Health Corp.,
5.050%, 3-25-48		542	569
CVS Health Corp. (3-Month U.S. LIBOR plus 63 bps),
2.687%, 3-9-20(D)		300	301

			870

Food Retail – 0.4%
Iceland Bondco plc,
4.625%, 3-15-25(A)(B)	GBP	1,000	1,274

Total Consumer Staples – 2.3%			6,656
Energy

Integrated Oil & Gas – 1.6%
Nexen Energy ULC,
6.400%, 5-15-37		$588	726
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos),
6.625%, 6-15-35		890	919
Petroleos Mexicanos,
5.350%, 2-12-28(B)		869	852
Raizen Fuels Finance Ltd.,
5.300%, 1-20-27(B)		789	797
Total S.A.,
2.250%, 12-29-49(A)	EUR	1,033	1,313

			4,607

Oil & Gas Exploration & Production – 1.1%
Eni USA, Inc.,
7.300%, 11-15-27		$700	868
Gazprom OAO Via Gaz Capital S.A.,
4.250%, 4-6-24(A)	GBP	710	1,032
Oil and Gas Holding Co.,
7.500%, 10-25-27		$600	594
ONGC Videsh Vankorneft Pte. Ltd. (GTD by Oil and Natural Gas Corp. Ltd.),
3.750%, 7-27-26		708	677

			3,171

Oil & Gas Storage & Transportation – 0.6%
Kunlun Energy Co. Ltd.,
3.750%, 5-13-25		664	659

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Oil & Gas Storage & Transportation – (Continued)
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
5.400%, 10-1-47		$400	$380
TransCanada PipeLines Ltd.,
5.300%, 3-15-77		763	754

			1,793

Total Energy – 3.3%			9,571
Financials

Asset Management & Custody Banks – 0.3%
CPPIB Capital, Inc.,
2.750%, 11-2-27(B)		900	873

Consumer Finance – 0.7%
FCE Bank plc,
1.875%, 4-18-19(A)	EUR	810	1,017
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
2.450%, 11-6-20		$1,000	978

			1,995

Diversified Banks – 12.8%
ABN AMRO Bank N.V.,
2.875%, 1-18-28(A)	EUR	400	527
Allied Irish Banks plc,
7.375%, 12-29-49(A)		600	825
Banco Bilbao Vizcaya Argentaria S.A.,
5.875%, 8-24-66(A)		400	534
Banco Santander S.A.,
6.750%, 7-25-66(A)		500	692
Bank of Communications Co. Ltd.,
3.625%, 10-3-26(A)		944	1,219
Bank of Ireland Group plc,
3.125%, 9-19-27(A)	GBP	500	686
Bank of Nova Scotia (The),
4.650%, 4-12-66		$460	434
Bankia S.A.:
4.000%, 5-22-24(A)	EUR	500	637
6.000%, 10-18-66(A)		800	1,035
Banque Federative du Credit Mutuel,
2.625%, 3-31-27(A)		300	388
Barclays Bank plc,
4.875%, 8-13-19(A)		330	434
Barclays plc:
2.375%, 10-6-23(A)	GBP	600	834
5.875%, 12-15-65(A)		400	559
BNP Paribas S.A.,
3.375%, 1-9-25(B)		$1,100	1,064
CaixaBank S.A.,
6.750%, 9-13-66(A)	EUR	600	836
Commerzbank AG,
8.125%, 9-19-23		$500	582
Coventry Building Society:
1.875%, 10-24-23(A)	GBP	400	552
6.375%, 12-29-49(A)		885	1,280
Credit Agricole S.A.,
6.500%, 6-23-66(A)	EUR	500	689
CYBG plc:
3.125%, 6-22-25(A)	GBP	400	559
5.000%, 2-9-26(A)		258	376
8.000%, 6-8-66(A)		300	439

74	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Diversified Banks – (Continued)
Dexia Credit Local S.A.,
0.040%, 12-11-19(A)	EUR	700	$866
DNB Bank ASA,
5.750%, 3-26-66		$400	405
DNB Boligkreditt A.S.,
2.500%, 3-28-22(B)		764	748
Erste Group Bank AG,
6.500%, 10-15-66(A)	EUR	400	562
European Investment Bank,
1.250%, 12-16-19		$233	229
HSBC Holdings plc:
6.875%, 12-29-49		400	423
6.250%, 9-23-66		906	918
Intesa Sanpaolo S.p.A.,
6.625%, 9-13-23(A)	EUR	793	1,203
Leeds Building Society,
0.125%, 4-21-20(A)		100	124
Lloyds Bank plc,
6.500%, 3-24-20(A)		300	414
Lloyds Banking Group plc:
1.000%, 11-9-23(A)		500	612
1.500%, 9-12-27(A)		300	363
3.574%, 11-7-28		$900	849
National Australia Bank Ltd.,
4.000%, 7-13-20(A)	EUR	487	653
Royal Bank of Canada:
1.625%, 8-4-20(A)		900	1,154
0.500%, 12-16-20(A)		390	487
Royal Bank of Scotland Group plc (The),
6.125%, 12-15-22		$400	424
Santander UK Group Holdings plc,
3.571%, 1-10-23		700	692
Skandinaviska Enskilda Banken AB:
2.250%, 6-19-19(A)	SEK	5,000	618
2.500%, 6-19-19(A)		6,000	744
3.000%, 6-19-19(A)		7,000	873
3.750%, 6-19-19(A)		8,000	1,007
3.250%, 6-17-20(A)		5,000	644
4.250%, 6-17-20(A)		5,000	656
5.750%, 11-29-49		$1,050	1,060
Standard Chartered plc,
5.125%, 6-6-34(A)	GBP	500	754
UniCredit S.p.A.:
4.375%, 1-3-27(A)	EUR	500	666
5.861%, 6-19-32		$400	406
6.625%, 12-3-66(A)	EUR	400	534
Unione Di Banche Italiane S.p.A.,
4.450%, 9-15-27(A)		785	1,005
Wells Fargo & Co.,
3.069%, 1-24-23		$1,235	1,214
Westpac Banking Corp.,
2.250%, 11-9-20		475	468

			36,956

Diversified Capital Markets – 1.0%
Credit Suisse Group AG,
3.869%, 1-12-29(B)		910	880
Deutsche Bank AG,
1.000%, 3-18-19(A)	EUR	900	1,116
Investec plc,
6.750%, 12-5-66(A)	GBP	300	438
UBS AG, London Branch,
2.450%, 12-1-20(B)		$445	437

			2,871

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Investment Banking & Brokerage – 1.5%
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 117 bps),
2.586%, 11-15-21(D)		$846	$856
Macquarie Group Ltd.,
3.189%, 11-28-23(B)		1,191	1,147
Morgan Stanley (3-Month EURIBOR plus 70 bps),
0.371%, 11-8-22(A)(D)	EUR	779	967
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
3.141%, 10-24-23(D)		$1,260	1,289

			4,259

Life & Health Insurance – 0.9%
China Life Insurance Co. Ltd.,
4.000%, 7-3-75		693	682
Credit Agricole Assurances S.A.,
2.625%, 1-29-48(A)	EUR	600	704
Metropolitan Life Global Funding I,
3.450%, 12-18-26(B)		$738	720
NN Group N.V.,
0.250%, 6-1-20(A)	EUR	290	358

			2,464

Multi-Line Insurance – 1.0%
American International Group, Inc.,
4.750%, 4-1-48		$397	408
ASR Nederland N.V.,
5.125%, 9-29-45(A)	EUR	300	422
Aviva plc,
3.375%, 12-4-45(A)		564	732
Axa S.A.:
3.941%, 11-7-65(A)		600	792
3.875%, 10-8-66(A)		400	527

			2,881

Other Diversified Financial Services – 0.6%
Ontario Teachers’ Finance Trust,
2.125%, 9-19-22		$1,790	1,731

Property & Casualty Insurance – 0.7%
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.),
2.500%, 3-15-38(A)	EUR	627	784
Direct Line Insurance Group plc,
4.750%, 6-7-66(A)	GBP	400	557
Fairfax Financial Holdings Ltd.,
2.750%, 3-29-28(A)(B)	EUR	444	541

			1,882

Regional Banks – 0.6%
Canadian Imperial Bank of Commerce,
0.375%, 10-15-19(A)		400	497
Fidelity Bank plc,
10.500%, 10-16-22(B)		$580	599
Intesa Sanpaola S.p.A.,
3.928%, 9-15-26(A)	EUR	300	397
SpareBank 1 SMN ASA,
1.500%, 5-20-19(A)		300	376

			1,869

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Specialized Finance – 3.4%
BNZ International Funding Ltd.,
3.375%, 3-1-23(B)		$1,600	$1,583
Federation des caisses Desjardins du Quebec:
0.375%, 10-22-19(A)	EUR	200	249
0.375%, 11-25-20(A)		800	996
Hypo Noe LB and Wien AG,
1.625%, 9-17-19(A)		122	154
Japan Finance Organization for Municipalities,
2.125%, 10-25-23(B)		$540	511
John Deere Capital Corp.:
1.250%, 10-9-19		798	780
2.650%, 1-6-22		522	514
Kommunalbanken A.S.,
1.500%, 8-31-21(B)		886	851
NewDay Bondco plc,
7.375%, 2-1-24(A)	GBP	400	513
Siemens Financieringsmaatschappij N.V.,
2.200%, 3-16-20(B)		$1,328	1,312
Tesco Corporate Treasury Services plc,
1.375%, 7-1-19(A)	EUR	700	874
Vonovia Finance B.V.:
1.750%, 1-25-27(A)		800	992
4.000%, 12-29-49(A)		300	400

			9,729

Thrifts & Mortgage Finance – 0.8%
Deutsche Pfandbriefbank AG:
1.250%, 2-4-19(A)		48	60
2.875%, 6-28-27(A)		1,200	1,477
Stadshypotek AB,
2.500%, 9-18-19(A)	SEK	7,000	873

			2,410

Total Financials – 24.3%			69,920
Health Care

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.,
2.875%, 7-24-37(A)	EUR	150	187

Pharmaceuticals – 0.6%
Bayer AG,
3.000%, 7-1-75(A)		576	738
Teva Pharmaceutical Finance II B.V.:
3.250%, 4-15-22(A)(B)		147	181
1.250%, 3-31-23(A)		400	445
1.125%, 10-15-24(A)		200	205
1.875%, 3-31-27(A)		200	200

			1,769

Total Health Care – 0.7%			1,956
Industrials

Construction & Engineering – 0.2%
Ferrovial Netherlands B.V.,
2.124%, 5-14-66(A)		500	590

2018	SEMIANNUAL REPORT	75

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Industrial Conglomerates – 0.2%
Thyssenkrupp AG,
3.125%, 10-25-19(A)	EUR	443	$565

Marine – 0.5%
A.P. Moller – Maersk A/S,
4.000%, 4-4-25(A)	GBP	738	1,096
CMA CGM S.A.,
6.500%, 7-15-22(A)	EUR	400	497

			1,593

Marine Ports & Services – 0.9%
CCCI Treasure Ltd. (GTD by China Communications Construction Co. Ltd.),
3.500%, 12-29-49		$834	824
DP World Ltd.,
6.850%, 7-2-37		1,360	1,651

			2,475

Total Industrials – 1.8%			5,223
Information Technology

Internet Software & Services – 0.1%
Tencent Holdings Ltd.,
3.595%, 1-19-28(B)		418	400

IT Consulting & Other Services – 0.2%
Capgemini SE,
1.750%, 7-1-20(A)	EUR	500	637

Semiconductors – 0.2%
STATS ChipPAC Ltd.,
8.500%, 11-24-20		$600	641

Systems Software – 0.3%
Microsoft Corp.,
4.250%, 2-6-47		652	700

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.,
3.200%, 5-11-27		1,413	1,380
Hewlett Packard Enterprise Co.:
2.100%, 10-4-19(B)		790	779
4.900%, 10-15-25(C)		723	750
6.350%, 10-15-45(C)		400	427

			3,336

Total Information Technology – 2.0%			5,714
Materials

Diversified Chemicals – 0.4%
Dow Chemical Co. (The),
4.375%, 11-15-42		1,152	1,145

Diversified Metals & Mining – 0.3%
Glencore Finance (Europe) S.A. (GTD by Glencore Xstrata plc, Glencore International AG and Xstrata (Schweiz) AG),
3.375%, 9-30-20(A)	EUR	657	872

Paper Products – 0.2%
Domtar Corp.:
6.250%, 9-1-42		$476	503
6.750%, 2-15-44		200	223

			726

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Steel – 0.4%
CSN Islands XI Corp.,
6.875%, 9-21-19		$610	$609
Vallourec S.A.,
2.250%, 9-30-24(A)	EUR	500	514

			1,123

Total Materials – 1.3%			3,866
Real Estate

Diversified Real Estate Activities – 0.4%
Inmobiliaria Colonial Socimi S.A.,
2.500%, 11-28-29(A)		1,000	1,227

Diversified REITs – 0.1%
Aroundtown S.A.,
3.000%, 10-16-29(A)	GBP	300	407

Industrial REITs – 0.4%
Prologis L.P. (GTD by Prologis, Inc.),
1.375%, 10-7-20(A)	EUR	983	1,245

Residential REITs – 0.4%
ADLER Real Estate AG,
2.125%, 2-6-24(A)		826	1,007

Specialized REITs – 0.3%
Equinix, Inc.,
2.875%, 2-1-26(A)		600	702

Total Real Estate – 1.6%			4,588
Telecommunication Services

Integrated Telecommunication Services – 1.5%
AT&T, Inc.,
4.250%, 6-1-43(A)	GBP	253	385
British Telecommunications plc,
3.125%, 11-21-31(A)		200	277
Koninklijke KPN N.V.,
7.500%, 2-4-19(A)	EUR	700	916
Telefonica Europe B.V.:
4.200%, 12-4-65(A)		500	646
2.625%, 6-7-66(A)		700	842
Verizon Communications, Inc.:
3.375%, 10-27-36(A)	GBP	127	177
5.500%, 3-16-47		$600	664
Wind Tre S.p.A.,
3.125%, 1-20-25(A)	EUR	400	434

			4,341

Wireless Telecommunication Service – 1.4%
Bharti Airtel Ltd.,
4.375%, 6-10-25		$1,357	1,314
SoftBank Group Corp.:
4.750%, 7-30-25(A)	EUR	200	256
4.000%, 9-19-29(A)		900	994
Vodafone Group plc:
2.875%, 11-20-37(A)		1,000	1,207
3.000%, 8-12-56(A)	GBP	268	326

			4,097

Total Telecommunication Services – 2.9%			8,438

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Utilities

Gas Utilities – 0.7%
Origin Energy Finance Ltd.:
2.875%, 10-11-19(A)	EUR	300	$385
2.500%, 10-23-20(A)		400	521
4.000%, 9-16-74(A)		782	1,001

			1,907

Multi-Utilities – 0.0%
Berkshire Hathaway Energy Co.,
3.250%, 4-15-28(B)		$174	168

Total Utilities – 0.7%			2,075

TOTAL CORPORATE DEBT SECURITIES – 43.1%			$124,451
(Cost: $122,248)

OTHER GOVERNMENT SECURITIES(E)
Argentina – 0.9%
Republic of Argentina:
5.830%, 12-31-33 (A)	ARS	3,329	1,436
7.820%, 12-31-33 (A)	EUR	848	1,176

			2,612

Bermuda – 0.4%
Government of Bermuda,
4.854%, 2-6-24		$940	989

Brazil – 0.7%
Brazil Notas do Tesouro Nacional:
10.000%, 1-1-21 (A)	BRL	2,032	646
10.000%, 1-1-25 (A)		4,440	1,394

			2,040

Canada – 2.0%
Province of Alberta,
1.900%, 12-6-19		$2,741	2,710
Province of Ontario:
3.000%, 9-28-20 (A)	EUR	800	1,064
2.550%, 2-12-21		$1,253	1,246
2.250%, 5-18-22		700	680

			5,700

Columbia – 0.6%
Republic of Colombia:
4.500%, 1-28-26		600	620
6.125%, 1-18-41		1,070	1,233

			1,853

Croatia – 0.2%
Republic of Croatia,
6.000%, 1-26-24		600	662

Egypt – 0.1%
Arab Republic of Egypt,
8.500%, 1-31-47 (B)		277	309

Germany – 8.2%

Bundesrepublik Deutschland:
2.000%, 1-4-22 (A)	EUR	100	134
1.500%, 5-15-23 (A)		2,090	2,785

76	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

OTHER GOVERNMENT SECURITIES(E) (Continued)	Principal		Value
Germany – (Continued)
2.000%, 8-15-23 (A)	EUR	730	$998
1.750%, 2-15-24 (A)		790	1,072
0.500%, 2-15-26 (A)		1,830	2,295
1.250%, 8-15-48 (A)		9,120	11,496
Germany Government Bond:
0.250%, 10-16-20 (A)		930	1,168
0.000%, 4-9-21 (A)(F)		680	848
0.000%, 10-8-21 (A)(F)		1,069	1,333
0.000%, 4-8-22 (A)(F)		1,230	1,531

			23,660

Indonesia—0.5%
Indonesia Government Bond:
4.875%, 5-5-21		$600	626
3.700%, 1-8-22 (B)		510	512
8.500%, 10-12-35		200	284

			1,422

Ireland—0.5%
Bank of Ireland,
7.375%, 12-29-49 (A)	EUR	600	817
Irish Government Bond,
2.400%, 5-15-30 (A)		443	628

			1,445

Japan—0.2%
Japan Finance Organization for Municipalities,
2.125%, 3-6-19		$490	488

Lebanon—0.2%
Lebanese Republic,
5.150%, 11-12-18		650	650

Luxembourg—0.3%
Amigo Luxembourg S.A.,
7.625%, 1-15-24 (A)	GBP	500	719

Mexico—1.7%
Mexican Bonos,
10.000%, 12-5-24 (A)	MXN	78,750	4,969

Norway—4.9%
Norway Government Bond,
3.000%, 3-14-24 (A)	NOK	38,965	5,364
Norwegian Government Bond,
1.750%, 2-17-27 (A)		70,000	8,854

			14,218

Panama—0.5%
Republic of Panama,
9.375%, 4-1-29		$1,056	1,539

Peru—0.7%
Republic of Peru:
7.350%, 7-21-25		797	988
8.750%, 11-21-33		616	922

			1,910

Saudi Arabia—0.6%
Saudi Arabia Government Bond,
4.625%, 10-4-47 (B)		1,715	1,636

OTHER GOVERNMENT SECURITIES(E) (Continued)	Principal		Value
South Africa—1.5%
Republic of South Africa:
5.875%, 9-16-25		$627	$668
9.000%, 1-31-40 (A)	ZAR	41,400	3,535

			4,203

South Korea—0.3%
Korea National Oil Corp.,
2.875%, 3-27-22 (B)		$941	916

Spain—0.4%
Telefonica Emisiones S.A.U.,
4.693%, 11-11-19 (A)	EUR	800	1,059

Sri Lanka—0.6%
Republic of Sri Lanka:
6.850%, 11-3-25		$977	1,011
6.200%, 5-11-27 (B)		580	571

			1,582

Sweden—2.2%
Kingdom of Sweden:
1.125%, 10-21-19 (B)		2,360	2,315
2.375%, 2-15-23 (B)		1,800	1,769
0.125%, 4-24-23 (A)(B)	EUR	1,900	2,341

			6,425

Turkey—0.9%
Turkey Government Bond:
3.500%, 2-20-19 (A)	TRY	4,335	1,102
7.375%, 2-5-25		$686	760
3.250%, 6-14-25 (A)	EUR	216	266
6.000%, 3-25-27		$400	405

			2,533

United Arab Emirates—0.4%
Abu Dhabi Government Bond,
2.500%, 10-11-22 (B)		1,240	1,194

TOTAL OTHER GOVERNMENT SECURITIES – 29.5%			$84,733
(Cost: $82,529)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations—26.0%
U.S. Treasury Bonds:
4.500%, 2-15-36(G)		1,266	1,562
3.000%, 2-15-47		980	983
U.S. Treasury Notes:
1.500%, 1-31-22(G)		549	529
1.875%, 2-28-22(H)		2,410	2,353
1.750%, 9-30-22(G)		22	21
2.000%, 11-30-22		18,865	18,408
1.375%, 6-30-23		610	574
1.250%, 7-31-23(I)		13,350	12,456
2.500%, 1-31-25		32,890	32,502
2.000%, 11-15-26		440	415
2.375%, 5-15-27(G)		4,230	4,101
2.250%, 11-15-27		990	947

			74,851

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Value
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 26.0%	$74,851
(Cost: $75,033)

TOTAL INVESTMENT SECURITIES – 98.7%	$284,520
(Cost: $280,243)

CASH AND OTHER ASSETS, NET OF LIABILITIES (J) – 1.3%	3,859

NET ASSETS – 100.0%	$288,379

2018	SEMIANNUAL REPORT	77

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (ARS - Argentine Peso, BRL - Brazilian Real, CZK - Czech Koruna, EUR - Euro, GBP - British Pound, HUF - Hungarian Forint, MXN - Mexican Peso, NOK - Norwegian Krone, SEK - Swedish Krona, TRY - Turkish New Lira and ZAR - South African Rand).

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $28,881 or 10.0% of net assets.

(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2018.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Zero coupon bond.

(G)	All or a portion of securities with an aggregate value of $1,072 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(H)	All or a portion of securities with an aggregate value of $1,299 have been pledged as collateral on open futures contracts.

(I)	All or a portion of securities with an aggregate value of $294 are held in collateralized accounts for OTC swap agreements collateral.

(J)	Cash of $1,684 is held in collateralized accounts for centrally cleared swap agreement collateral.

The following centrally cleared credit default swaps - buy protection(1) were outstanding at March 31, 2018:

Index	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
iTraxx Europe Series 28	(1.000%)	12-20-22	6,000	$(167)	$(153)	$(14)

The following centrally cleared credit default swaps — sold protection (3) were outstanding at March 31, 2018:

Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at March 31, 2018(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
5-Year Credit Derivatives Index - High Yield	5.000%	12–20–22	4.827%	17,200	$1,097	$1,208	$(111)
iTraxx Europe Crossover Index Series 28	5.000%	12–20–22	4.170	5,000	654	628	26
Republic of South Africa	1.000%	6–20–22	1.605	100	(1)	(4)	3

					$1,750	$1,832	$(82)

The following over the counter credit default swaps — buy protection(1) were outstanding at March 31, 2018:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Telia Co. AB	Barclays Bank plc	(1.000%)	12–20–22	553	$(19)	$(22)	$3
iTraxx Asia ex-Japan IG Series 28	Barclays Bank plc	(1.000%)	12–20–22	8,800	(118)	(87)	(31)
Republic of Korea	Barclays Bank plc	(1.000%)	12–20–22	8,800	(201)	(120)	(81)

					$(338)	$(229)	$(109)

78	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

The following over the counter credit default swaps — sold protection(3) were outstanding at March 31, 2018:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at March 31, 2018(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Lloyds Bank Plc	Barclays Bank plc	1.000%	6–20–18	0.235%	1,225	$4	$3	$1
Republic of South Africa	Citibank N.A.	1.000%	6–20–22	1.605	300	(3)	(11)	8
Republic of South Africa	Morgan Stanley & Co. International plc	1.000%	12–20–21	1.422	300	(1)	(16)	15

						$— *	$(24)	$24

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

2018	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

The following forward foreign currency contracts were outstanding at March 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	9,060	U.S. Dollar	12,648	4-20-18	Barclays Capital, Inc.	$—	$72
Hungarian Forint	1,021,550	U.S. Dollar	4,043	4-20-18	Barclays Capital, Inc.	15	—
U.S. Dollar	5,799	Russian Ruble	328,500	5-3-18	Barclays Capital, Inc.	—	88
Philippine Peso	150,344	U.S. Dollar	2,902	5-7-18	Barclays Capital, Inc.	32	—
South Korean Won	12,257,946	U.S. Dollar	11,459	5-8-18	Barclays Capital, Inc.	—	90
New Taiwan Dollar	85,206	U.S. Dollar	2,937	6-15-18	Barclays Capital, Inc.	—	13
U.S. Dollar	2,100	Norwegian Krone	16,525	4-3-18	Citibank N.A.	8	—
Canadian Dollar	7,180	U.S. Dollar	5,475	4-20-18	Citibank N.A.	—	100
Euro	327	Romanian Leu	1,530	4-20-18	Citibank N.A.	1	—
Norwegian Krone	16,517	U.S. Dollar	2,100	4-20-18	Citibank N.A.	—	8
U.S. Dollar	2,930	Chinese Yuan Renminbi Offshore	18,576	4-20-18	Citibank N.A.	30	—
Turkish New Lira	4,380	U.S. Dollar	1,092	4-26-18	Citibank N.A.	—	10
Colombian Peso	8,333,976	U.S. Dollar	2,922	6-14-18	Citibank N.A.	—	54
Romanian Leu	13,090	U.S. Dollar	3,379	8-28-18	Citibank N.A.	—	81
Euro	700	Norwegian Krone	6,777	4-3-18	Deutsche Bank AG	3	—
Euro	2,578	Japanese Yen	335,000	4-20-18	Deutsche Bank AG	—	25
Euro	64,000	U.S. Dollar	78,785	4-20-18	Deutsche Bank AG	—	59
Norwegian Krone	6,782	Euro	700	4-20-18	Deutsche Bank AG	—	3
Swedish Krona	1,260	U.S. Dollar	154	4-20-18	Deutsche Bank AG	2	—
Norwegian Krone	22,733	U.S. Dollar	2,889	4-3-18	Goldman Sachs International	—	11
U.S. Dollar	500	Euro	404	4-3-18	Goldman Sachs International	—	3
Australian Dollar	7,374	Canadian Dollar	7,485	4-9-18	Goldman Sachs International	147	—
British Pound	1,030	U.S. Dollar	1,457	4-20-18	Goldman Sachs International	12	—
Euro	4,409	Australian Dollar	7,050	4-20-18	Goldman Sachs International	—	17
Mexican Peso	90,500	U.S. Dollar	4,792	4-20-18	Goldman Sachs International	—	173
Norwegian Krone	90,050	U.S. Dollar	11,644	4-20-18	Goldman Sachs International	150	—
South African Rand	177,500	U.S. Dollar	14,690	4-20-18	Goldman Sachs International	—	267
Euro	2,362	Swedish Krona	23,217	4-23-18	Goldman Sachs International	—	126
U.S. Dollar	5,859	Euro	4,690	5-2-18	Goldman Sachs International	—	77
Chinese Yuan Renminbi	18,800	U.S. Dollar	2,939	5-7-18	Goldman Sachs International	—	51
U.S. Dollar	8,721	Chinese Yuan Renminbi	55,319	5-7-18	Goldman Sachs International	79	—
Euro	4,640	U.S. Dollar	5,780	6-18-18	Goldman Sachs International	38	—
Chinese Yuan Renminbi	18,000	U.S. Dollar	2,825	5-7-18	Morgan Stanley International	—	38
U.S. Dollar	2,893	South Korean Won	3,100,635	5-8-18	Morgan Stanley International	28	—
U.S. Dollar	2,897	Brazilian Real	9,520	5-16-18	Morgan Stanley International	—	23

						$545	$1,389

80	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

The following futures contracts were outstanding at March 31, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
BTP Italian Government Bond	Short	10	6-21-18	1,000	$(1,708)	$(36)
Euro-Bobl 5-Year Bond	Short	13	6-21-18	1,300	(2,099)	(17)
Euro-Bund 10-Year Bond	Long	13	6-21-18	1,300	2,550	40
Euro-OAT France Government 10-Year Bond	Short	99	6-21-18	9,900	(18,831)	(369)
U.S. 10 Year Treasury Note	Short	180	6-21-18	18,000	(21,805)	(234)
U.S. 10-Year Ultra Treasury Note	Long	5	6-21-18	500	649	12
U.S. 2 Year Treasury Note	Short	18	6-21-18	3,600	(3,827)	(2)
U.S. 5-Year Treasury Note	Short	12	6-21-18	1,200	(1,374)	(7)
U.S. 5-Year Treasury Note	Long	99	6-21-18	9,900	11,332	55
U.S. Treasury Ultra Long Bond	Short	19	6-21-18	1,900	(3,049)	(111)
United Kingdom Long Gilt	Short	55	6-27-18	5,500	(9,477)	(160)
U.S. 30-Year Treasury Bond	Short	73	6-29-18	7,300	(10,704)	(183)

					$(58,343)	$(1,012)

The following centrally cleared interest rate swap agreements were outstanding at March 31, 2018:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.860%	2/26/2025		$12,877	$(93)	$—	$(93)
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.398%	11/16/2045		5,853	313	—	313
Morgan Stanley & Co. International plc	Receive	6-Month Prague Interbank Offered Rate	0.958%	7/3/2022	CZK	10,557	240	—	240

							$460	$—	$460

The following over the counter interest rate swap agreements were outstanding at March 31, 2018:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Receive	6-Month Budapest Interbank Offered Rate	0.920%	4/5/2020	HUF	895	$(12)	$(3)	$(9)
Barclays Bank plc	Receive	6-Month Budapest Interbank Offered Rate	0.920%	4/5/2020		6,454	(85)	(8)	(77)
Barclays Bank plc	Receive	6-Month Budapest Interbank Offered Rate	0.920%	4/5/2020		14,968	(196)	—	(196)

							$(293)	$(11)	$(282)

The following written options were outstanding at March 31, 2018 (contracts and exercise prices unrounded):
Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price(A)		Premium Received	Value
iTraxx Europe Crossover Series 28	Morgan Stanley & Co., Inc.	Put	11,800,000	11,800	June 2018	EUR	70.00	$37	$(32)
	Morgan Stanley & Co., Inc.	Put	7,100,000	7,100	June 2018		400.00	83	(17)
iTraxx Europe Series 28	Deutsche Bank AG	Put	11,800,000	11,800	June 2018		75.00	27	(12)
USD versus TWD	Morgan Stanley & Co., Inc.	Put	5,800,000	5,800	March 2019		$27.20	47	(41)
USD versus ZAR	Goldman Sachs International	Call	5,800,000	5,800	April 2018		12.40	115	(14)

								$309	$(116)

2018	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$125	$360	$—
Corporate Debt Securities	—	124,451	—
Other Government Securities	—	84,733	—
United States Government Obligations	—	74,851	—
Total	$125	$284,395	$—
Centrally Cleared Credit Default Swaps	$—	$29	$—
Over the Counter Credit Default Swaps	$—	$4	$—
Forward Foreign Currency Contracts	$—	$545	$—
Futures Contracts	$107	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$553	$—

Liabilities
Centrally Cleared Credit Default Swaps	$—	$125	$—
Over the Counter Credit Default Swaps	$—	$342	$—
Forward Foreign Currency Contracts	$—	$1,389	$—
Futures Contracts	$1,119	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$93	$—
Over the Counter Interest Rate Swaps	$—	$293	$—
Written Options	$—	$116	$—

During the period ended March 31, 2018, securities totaling $4 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

EUROIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

Country Diversification
(as a % of net assets)
United States	35.2%
Germany	10.1%
United Kingdom	6.9%
Norway	5.8%
Canada	5.1%
Sweden	4.4%
France	3.1%
Netherlands	3.1%
Mexico	2.5%
Spain	2.2%
South Africa	1.7%

Country Diversification (Continued)
Italy	1.5%
Australia	1.4%
Luxembourg	1.2%
Ireland	1.0%
Other Countries	13.4%
Other+	1.4%

+	Includes options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

82	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY PINEBRIDGE HIGH YIELD FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Bonds	94.2%
Corporate Debt Securities	93.9%
Asset-Backed Securities	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.8%

Quality Weightings

Investment Grade	2.6%
BBB	2.6%
Non-Investment Grade	91.6%
BB	31.5%
B	48.4%
CCC	10.9%
Non-rated	0.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.8%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9–3–22	$216	$219

TOTAL ASSET-BACKED SECURITIES – 0.3%		$219
(Cost: $221)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.6%
Delphi Jersey Holdings plc,
5.000%, 10–1–25 (A)	505	484

Automotive Retail – 0.3%
Asbury Automotive Group, Inc.,
6.000%, 12–15–24	246	250

Broadcasting – 1.1%
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22	375	381
Sirius XM Radio, Inc.,
5.375%, 7–15–26 (A)	515	509

		890

Cable & Satellite – 7.9%
Altice Financing S.A.,
7.500%, 5–15–26 (A)	385	377
Altice S.A.,
7.625%, 2–15–25 (A)	700	599
Block Communications, Inc.,
6.875%, 2–15–25 (A)	770	774
CCO Holdings LLC and CCO Holdings Capital Corp.,
5.000%, 2–1–28 (A)	585	549
Cequel Communications Holdings I LLC and Cequel Capital Corp.,
7.500%, 4–1–28 (A)	225	230
CSC Holdings LLC,
5.500%, 4–15–27 (A)	635	608
DISH DBS Corp.:
5.000%, 3–15–23	255	230
5.875%, 11–15–24	366	327
7.750%, 7–1–26	82	77
Hughes Satellite Systems Corp.:
5.250%, 8–1–26	480	470
6.625%, 8–1–26	99	99
Intelsat (Luxembourg) S.A.,
8.125%, 6–1–23	400	192
Intelsat Jackson Holdings S.A.,
5.500%, 8–1–23	470	381
Numericable – SFR S.A.,
7.375%, 5–1–26 (A)	1,025	976
Ziggo Secured Finance B.V.,
5.500%, 1–15–27 (A)	550	517

		6,406

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Casinos & Gaming – 3.5%
ESH Hospitality, Inc.,
5.250%, 5–1–25 (A)	$800	$778
Everi Payments, Inc.,
7.500%, 12–15–25 (A)	650	660
GLP Capital L.P. and GLP Financing II, Inc.,
5.375%, 4–15–26	450	457
Golden Nugget, Inc.,
8.750%, 10–1–25 (A)	445	461
International Game Technology plc,
6.500%, 2–15–25 (A)	235	252
Mohegan Tribal Gaming Authority (The),
7.875%, 10–15–24 (A)	211	210

		2,818

Consumer Electronics – 0.4%
Conn’s, Inc.,
7.250%, 7–15–22	371	368

Homebuilding – 1.9%
Mattamy Group Corp.,
6.500%, 10–1–25 (A)	443	447
Weekley Homes LLC and Weekley Finance Corp.,
6.000%, 2–1–23	675	672
William Lyon Homes,
6.000%, 9–1–23 (A)	400	399

		1,518

Hotels, Resorts & Cruise Lines – 1.0%
Silversea Cruise Finance Ltd.,
7.250%, 2–1–25 (A)	455	481
Wyndham Worldwide Corp.,
4.500%, 4–1–27	350	348

		829

Internet & Direct Marketing Retail – 1.0%
Netflix, Inc.,
5.875%, 2–15–25	490	514
Travelport Corporate Finance plc,
6.000%, 3–15–26 (A)	304	305

		819

Movies & Entertainment – 0.4%
Live Nation Entertainment, Inc.,
5.625%, 3–15–26 (A)	318	322

Publishing – 1.1%
A. H. Belo Corp.,
7.750%, 6–1–27	327	361
McGraw-Hill Global Education Holdings LLC and McGraw-Hill Global Education Finance, Inc.,
7.875%, 5–15–24 (A)	575	550

		911

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Restaurants – 0.9%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.),
5.000%, 10–1–24 (A)	$310	$304
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC,
5.000%, 6–1–24 (A)	400	397

		701

Specialty Stores – 0.8%
Arch Merger Sub, Inc.,
8.500%, 9–15–25 (A)	735	680

Total Consumer Discretionary – 20.9%		16,996
Consumer Staples

Food Retail – 0.5%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC,
5.750%, 3–15–25	460	392

Household Products – 0.5%
First Quality Finance Co., Inc.,
5.000%, 7–1–25 (A)	429	411

Packaged Foods & Meats – 1.3%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (A)	260	253
5.750%, 6–15–25 (A)	135	126
Land O’Lakes Capital Trust I,
7.450%, 3–15–28 (A)	280	319
Pilgrim’s Pride Corp.,
5.875%, 9–30–27 (A)	405	381

		1,079

Personal Products – 0.4%
Coty, Inc.,
6.500%, 4–15–26 (A)	284	285

Total Consumer Staples – 2.7%		2,167
Energy

Coal & Consumable Fuels – 0.5%
CONSOL Energy, Inc.,
6.875%, 6–15–25 (A)	380	398

Oil & Gas Drilling – 2.4%
KCA Deutag UK Finance plc,
9.875%, 4–1–22 (A)	475	493
Noble Holding International Ltd.:
7.750%, 1–15–24	241	223
7.875%, 2–1–26 (A)	285	281
Shelf Drilling Holdings Ltd.,
8.250%, 2–15–25 (A)	300	301
Trinidad Drilling Ltd.,
6.625%, 2–15–25 (A)	667	622

		1,920

84	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Equipment & Services – 0.7%
Forum Energy Technologies, Inc.,
6.250%, 10–1–21	$340	$336
Weatherford International Ltd. (GTD by Weatherford International plc and Weatherford International LLC),
9.875%, 2–15–24	300	274

		610

Oil & Gas Exploration & Production – 5.3%
Carrizo Oil & Gas, Inc.,
6.250%, 4–15–23	350	350
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC):
5.000%, 9–15–22	375	380
3.800%, 6–1–24	475	457
Endeavor Energy Resources L.P.,
5.500%, 1–30–26 (A)	300	299
Hilcorp Energy I L.P. and Hilcorp Finance Co.,
5.000%, 12–1–24 (A)	650	640
Lonestar Resources America, Inc.,
11.250%, 1–1–23 (A)	275	274
Murphy Oil USA, Inc. (GTD by Murphy USA),
5.625%, 5–1–27	82	83
Newfield Exploration Co.,
5.375%, 1–1–26	400	413
Pioneer Energy Services Corp.,
6.125%, 3–15–22	475	410
Sanchez Energy Corp.,
6.125%, 1–15–23	555	405
Southwestern Energy Co.,
7.500%, 4–1–26	300	303
WPX Energy, Inc.,
7.500%, 8–1–20	262	280

		4,294

Oil & Gas Refining & Marketing – 1.2%
PBF Holding Co. LLC and PBF Finance Corp.,
7.250%, 6–15–25	669	695
QEP Resources, Inc.,
5.625%, 3–1–26	325	307

		1,002

Oil & Gas Storage & Transportation – 6.7%
Antero Midstream Partners L.P. and Antero Midstream Finance Corp.,
5.375%, 9–15–24	300	302
Cheniere Corpus Christi Holdings LLC:
7.000%, 6–30–24	525	581
5.125%, 6–30–27	200	198
Cheniere Energy Partners L.P.,
5.250%, 10–1–25 (A)	430	424
DCP Midstream LLC,
6.450%, 11–3–36 (A)	395	425
Energy Transfer Equity L.P.,
4.250%, 3–15–23	470	457

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Genesis Energy L.P. and Genesis Energy Finance Corp.,
6.000%, 5–15–23	$550	$542
Holly Energy Partners L.P. and Holly Energy Finance Corp.,
6.000%, 8–1–24 (A)	550	561
Rose Rock Midstream L.P. and Rose Rock Finance Corp.:
5.625%, 7–15–22	300	291
5.625%, 11–15–23	154	146
SemGroup Corp.,
7.250%, 3–15–26	336	335
Summit Midstream Holdings LLC and Summit Midstream Finance Corp.:
5.500%, 8–15–22	400	390
5.750%, 4–15–25	100	95
Tallgrass Energy Partners L.P. and Tallgrass Energy Finance Corp.,
5.500%, 9–15–24 (A)	300	305
USA Compression Partners L.P.,
6.875%, 4–1–26 (A)	351	356

		5,408

Total Energy – 16.8%		13,632
Financials

Consumer Finance – 4.3%
Ally Financial, Inc.,
5.750%, 11–20–25	450	464
Credit Acceptance Corp.,
7.375%, 3–15–23	640	666
Enova International, Inc.:
9.750%, 6–1–21	40	42
8.500%, 9–1–24 (A)	500	527
FirstCash, Inc.,
5.375%, 6–1–24 (A)	295	300
Goeasy Ltd.,
7.875%, 11–1–22 (A)	500	536
Quicken Loans, Inc.,
5.750%, 5–1–25 (A)	500	499
Springleaf Finance Corp.,
6.875%, 3–15–25	475	477

		3,511

Financial Exchanges & Data – 0.8%
Donnelley Financial Solutions, Inc.,
8.250%, 10–15–24	609	645

Investment Banking & Brokerage – 0.6%
LPL Holdings, Inc.,
5.750%, 9–15–25 (A)	475	469

Mortgage REITs – 1.4%
iStar, Inc.:
6.000%, 4–1–22	150	150
5.250%, 9–15–22	419	406
Starwood Property Trust, Inc.,
4.750%, 3–15–25 (A)	600	585

		1,141

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Finance – 4.2%
C&S Group Enterprises LLC,
5.375%, 7–15–22 (A)	$350	$330
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT),
5.250%, 6–1–25	475	475
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
6.020%, 6–15–26 (A)	725	780
Inmarsat Finance plc (GTD by Inmarsat Group Ltd.),
6.500%, 10–1–24 (A)	560	568
Navient Corp.,
5.625%, 8–1–33	625	547
Oxford Finance LLC and Oxford Finance Co-Issuer, Inc.,
6.375%, 12–15–22	400	409
UPCB Finance IV Ltd.,
5.375%, 1–15–25 (A)	350	338

		3,447

Total Financials – 11.3%		9,213
Health Care

Health Care Facilities – 2.8%
DaVita HealthCare Partners, Inc.,
5.000%, 5–1–25	425	410
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6–15–26	300	304
MEDNAX, Inc.,
5.250%, 12–1–23 (A)	775	779
Tenet Healthcare Corp.,
4.625%, 7–15–24 (A)	286	275
THC Escrow Corp. II,
6.750%, 6–15–23	475	465

		2,233

Pharmaceuticals – 1.9%
Endo Finance LLC and Endo Finco, Inc. (GTD by Endo Ltd.),
5.375%, 1–15–23 (A)(B)	475	360
Valeant Pharmaceuticals International, Inc.,
7.000%, 3–15–24 (A)	325	339
VRX Escrow Corp.,
5.875%, 5–15–23 (A)	960	852

		1,551

Total Health Care – 4.7%		3,784
Industrials

Aerospace & Defense – 1.2%
Bombardier, Inc.,
5.750%, 3–15–22 (A)	450	445
Triumph Group, Inc.,
4.875%, 4–1–21	571	558

		1,003

2018	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Building Products – 0.9%
GCP Applied Technologies, Inc.,
5.500%, 4–15–26 (A)	$369	$368
Standard Industries, Inc.,
5.000%, 2–15–27 (A)	300	291
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24	56	56

		715

Commercial Printing – 0.8%
Cimpress N.V.,
7.000%, 4–1–22 (A)	676	705

Construction & Engineering – 0.7%
Tutor Perini Corp.,
6.875%, 5–1–25 (A)	550	567

Construction Machinery & Heavy Trucks – 0.5%
J.B. Poindexter & Co., Inc.,
9.000%, 4–1–22 (A)	368	380

Diversified Support Services – 0.7%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (A)	560	545

Electrical Components & Equipment – 0.3%
Sensata Technologies B.V.,
4.875%, 10–15–23 (A)	239	239

Industrial Machinery – 0.8%
Cleaver-Brooks, Inc.,
7.875%, 3–1–23 (A)	365	379
Moog, Inc.,
5.250%, 12–1–22 (A)	300	308

		687

Marine Ports & Services – 0.7%
Great Lakes Dredge & Dock Corp.,
8.000%, 5–15–22	575	589

Trading Companies & Distributors – 1.0%
Central Garden & Pet Co.,
5.125%, 2–1–28	350	332
H&E Equipment Services, Inc.,
5.625%, 9–1–25	455	459

		791

Total Industrials – 7.6%		6,221
Information Technology

Application Software – 0.6%
Sabre GLBL, Inc.,
5.375%, 4–15–23 (A)	525	530

Communications Equipment – 0.4%
Plantronics, Inc.,
5.500%, 5–31–23 (A)	291	288

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Data Processing & Outsourced Services – 2.2%
Alliance Data Systems Corp.,
5.875%, 11–1–21 (A)	$600	$612
Harland Clarke Holdings Corp.,
8.375%, 8–15–22 (A)	1,145	1,165

		1,777

Electronic Components – 1.1%
EnerSys,
5.000%, 4–30–23 (A)	480	488
TTM Technologies, Inc.,
5.625%, 10–1–25 (A)	405	403

		891

Electronic Equipment & Instruments – 0.6%
Diebold, Inc.,
8.500%, 4–15–24	500	526

IT Consulting & Other Services – 0.5%
BMC Software Finance, Inc.,
8.125%, 7–15–21 (A)	390	389

Technology Distributors – 0.5%
Ingram Micro, Inc.,
5.450%, 12–15–24 (B)	410	397

Technology Hardware, Storage & Peripherals – 1.1%
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.750%, 1–1–25	550	536
Western Digital Corp.,
4.750%, 2–15–26	395	394

		930

Total Information Technology – 7.0%		5,728
Materials

Aluminum – 0.5%
Novelis Corp. (GTD by Novelis, Inc.),
5.875%, 9–30–26 (A)	450	443

Commodity Chemicals – 1.0%
NOVA Chemicals Corp.,
5.000%, 5–1–25 (A)	475	456
Trinseo Materials Operating SCA and Trinseo Materials Finance, Inc.,
5.375%, 9–1–25 (A)	395	388

		844

Construction Materials – 0.4%
New Enterprise Stone & Lime Co., Inc.,
6.250%, 3–15–26 (A)	294	294

Diversified Metals & Mining – 3.1%
Cliffs Natural Resources, Inc.,
5.750%, 3–1–25 (A)	400	382
Eco Oro Minerals Corp.,
5.750%, 12–1–25 (A)	680	678

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Metals & Mining (Continued)
First Quantum Minerals Ltd.:
7.250%, 4–1–23 (A)	$285	$281
6.500%, 3–1–24 (A)	409	387
FMG Resources August 2006 Partners Ltd.,
4.750%, 5–15–22 (A)	364	360
Freeport-McMoRan, Inc.,
3.875%, 3–15–23	456	441

		2,529

Forest Products – 0.5%
Boise Cascade Co.,
5.625%, 9–1–24 (A)	375	384

Metal & Glass Containers – 1.6%
Crown Americas LLC and Crown Americas Capital Corp. IV,
4.750%, 2–1–26 (A)	171	165
Crown Cork & Seal Co., Inc.,
7.375%, 12–15–26	294	328
HudBay Minerals, Inc.,
7.250%, 1–15–23 (A)	325	337
Owens-Brockway Glass Container, Inc.,
5.375%, 1–15–25 (A)	463	465

		1,295

Paper Packaging – 0.9%
Cascades, Inc.:
5.500%, 7–15–22 (A)	25	25
5.750%, 7–15–23 (A)	230	234
Multi-Color Corp.,
4.875%, 11–1–25 (A)	475	444

		703

Specialty Chemicals – 0.5%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4–15–25 (A)	375	388

Steel – 2.5%
AK Steel Corp.,
6.375%, 10–15–25	350	330
Grinding Media, Inc. and MC Grinding Media Canada, Inc.,
7.375%, 12–15–23 (A)	475	499
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp.,
7.500%, 6–15–25 (A)	585	602
U.S. Steel Corp.:
6.875%, 8–15–25	425	437
6.250%, 3–15–26	200	199

		2,067

Total Materials – 11.0%		8,947

86	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate

Health Care REITs – 0.8%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.000%, 10–15–27	$655	$642

Industrial REITs – 0.8%
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.),
5.875%, 4–1–24	650	644

Real Estate Services – 0.6%
Realogy Group LLC and Realogy Co-Issuer Corp.,
4.875%, 6–1–23 (A)	490	469

Specialized REITs – 0.9%
GEO Group, Inc. (The),
5.125%, 4–1–23	350	346
Iron Mountain, Inc.,
4.875%, 9–15–27 (A)	455	422

		768

Total Real Estate – 3.1%		2,523
Telecommunication Services

Alternative Carriers – 0.9%
Cogent Communications Holdings, Inc.,
5.375%, 3–1–22 (A)	360	368
Zayo Group LLC and Zayo Capital, Inc.,
6.375%, 5–15–25	350	362

		730

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Integrated Telecommunication Services – 3.8%
CenturyLink, Inc.,
5.800%, 3–15–22	$315	$308
Embarq Corp.,
7.995%, 6–1–36	375	353
Frontier Communications Corp.,
9.000%, 8–15–31	535	325
Sprint Corp.:
7.875%, 9–15–23	920	940
7.125%, 6–15–24	365	356
7.625%, 3–1–26	791	772

		3,054

Wireless Telecommunication Service – 1.5%
C&W Senior Financing Designated Activity Co.,
6.875%, 9–15–27 (A)	344	343
T-Mobile USA, Inc.,
4.750%, 2–1–28	585	562
United States Cellular Corp.,
6.700%, 12–15–33	306	319

		1,224

Total Telecommunication Services – 6.2%		5,008
Utilities

Electric Utilities – 1.1%
Calpine Corp.,
5.250%, 6–1–26 (A)	475	458
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC):
4.250%, 9–15–24 (A)	231	224
4.500%, 9–15–27 (A)	201	190

		872

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Independent Power Producers & Energy Traders – 0.6%
Pattern Energy Group, Inc. (GTD by Pattern U.S. Finance Co. LLC),
5.875%, 2–1–24 (A)	$450	$460

Multi-Utilities – 0.9%
MGE Energy Corp.:
6.375%, 1–30–23 (A)	601	502
6.500%, 1–15–25 (A)	286	277

		779

Total Utilities – 2.6%		2,111

TOTAL CORPORATE DEBT SECURITIES – 93.9%		$76,330
(Cost: $78,353)

SHORT-TERM SECURITIES

Master Note – 2.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.980%, 4–5–18 (C)	1,697	1,697

United States Government Agency Obligations – 2.9%
Federal Home Loan Bank,
1.400%, 4–2–18	2,368	2,368

TOTAL SHORT-TERM SECURITIES – 5.0%		$4,065
(Cost: $4,065)

TOTAL INVESTMENT SECURITIES – 99.2%		$80,614
(Cost: $82,639)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		666

NET ASSETS – 100.0%		$81,280

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $45,587 or 56.1% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2018.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

2018	SEMIANNUAL REPORT	87

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$219	$—
Corporate Debt Securities	—	76,330	—
Short-Term Securities	—	4,065	—
Total	$—	$80,614	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

88	SEMIANNUAL REPORT	2018

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF MARCH 31, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Apollo Multi- Asset Income Fund	Ivy Apollo Strategic Income Fund	Ivy Bond Fund	Ivy California Municipal High Income Fund		Ivy Cash Management Fund		Ivy Crossover Credit Fund		Ivy Government Securities Fund	Ivy IG International Small Cap Fund
ASSETS
Investments in unaffiliated securities at value+	$534,266	$503,674	$1,036,955	$25,248		$1,394,059		$38,376		$405,385	$154,372
Investments at Value	534,266	503,674	1,036,955	25,248		1,394,059		38,376		405,385	154,372
Cash	1,245	1,834	2	1		726		1		1	1
Cash denominated in foreign currencies at value+	5,303	3,588	—	—		—		—		—	425
Investment securities sold receivable	2,200	2,777	—	—		4		1,500		2,003	888
Dividends and interest receivable	4,286	5,854	8,850	258		1,184		408		1,957	638
Capital shares sold receivable	416	570	2,946	111		26,715		20		385	112
Receivable from affiliates	—	198	—	30		—		79		108	66
Unrealized appreciation on forward foreign currency contracts	170	149	—	—		—		—		—	—
Prepaid and other assets	48	47	59	28		118		62		43	47
Total Assets	547,934	518,691	1,048,812	25,676		1,422,806		40,446		409,882	156,549

LIABILITIES
Investment securities purchased payable	8,958	10,622	—	112		—		992		7,309	126
Capital shares redeemed payable	1,180	985	4,715	7		42,076		5		1,474	81
Distributions payable	—	—	—	5		221		—		22	—
Independent Trustees and Chief Compliance Officer fees payable	8	8	257	—	*	168		—	*	87	1
Distribution and service fees payable	4	3	8	—	*	—	*	—	*	17	1
Shareholder servicing payable	101	76	192	3		379		5		57	9
Investment management fee payable	31	28	41	1		38		2		16	13
Accounting services fee payable	13	12	23	1		21		3		11	3
Other liabilities	53	25	13	5		25		2		14	7
Total Liabilities	10,348	11,759	5,249	134		42,928		1,009		9,007	241
Total Net Assets	$537,586	$506,932	$1,043,563	$25,542		$1,379,878		$39,437		$400,875	$156,308

NET ASSETS
Capital paid in (shares authorized – unlimited)	$500,691	$509,567	$1,059,771	$25,529		$1,379,929		$40,440		$415,628	$142,417
Undistributed (distributions in excess of) net investment income	1,647	1,593	517	8		—		85		(223)	311
Accumulated net realized gain (loss)	5,087	(128)	(2,024)	(126)		(51)		(31)		(4,796)	2,132
Net unrealized appreciation (depreciation)	30,161	(4,100)	(14,701)	131		—		(1,057)		(9,734)	11,448
Total Net Assets	$537,586	$506,932	$1,043,563	$25,542		$1,379,878		$39,437		$400,875	$156,308

CAPITAL SHARES OUTSTANDING:
Class A	12,742	12,033	64,969	1,087		1,378,235		1,256		14,587	1,307
Class B	N/A	N/A	185	N/A		658		N/A		74	N/A
Class C	1,540	727	825	170		1,036		N/A		213	153
Class E	N/A	N/A	40	N/A		N/A		50		46	N/A
Class I	34,141	31,416	95,388	1,163		N/A		2,509		23,952	3,381
Class N	295	5,593	10,206	N/A		N/A		50		36,600	7,016
Class R	N/A	N/A	40	N/A		N/A		50		46	N/A
Class Y	485	874	40	123		N/A		104		46	274

NET ASSET VALUE PER SHARE:
Class A	$10.93	$10.01	$6.08	$10.04		$1.00		$9.81		$5.31	$12.87
Class B	N/A	N/A	$6.07	N/A		$1.00		N/A		$5.31	N/A
Class C	$10.93	$10.01	$6.07	$10.04		$1.00		N/A		$5.31	$12.77
Class E	N/A	N/A	$6.08	N/A		N/A		$9.81		$5.31	N/A
Class I	$10.93	$10.01	$6.08	$10.04		N/A		$9.81		$5.31	$12.89
Class N	$10.93	$10.01	$6.08	N/A		N/A		$9.81		$5.31	$12.89
Class R	N/A	N/A	$6.07	N/A		N/A		$9.81		$5.31	N/A
Class Y	$10.93	$10.01	$6.08	$10.04		N/A		$9.81		$5.31	$12.87

+COST
Investments in unaffiliated securities at cost	$504,297	$507,943	$1,051,656	$25,117		$1,394,059		$39,433		$415,119	$142,928
Cash denominated in foreign currencies at cost	5,296	3,575	—	—		—		—		—	423

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	89

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF MARCH 31, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Pictet Emerging Markets Local Currency Debt Fund	Ivy Pictet Targeted Return Bond Fund	Ivy PineBridge High Yield Fund
ASSETS
Investments in unaffiliated securities at value+	$132,561	$284,520	$80,614
Investments at Value	132,561	284,520	80,614
Cash	2,237	469	1
Cash denominated in foreign currencies at value+	265	865	—
Restricted cash	999	1,684	—
Investment securities sold receivable	696	1,884	—
Dividends and interest receivable	2,561	2,722	1,304
Capital shares sold receivable	403	340	175
Receivable from affiliates	246	301	86
Unrealized appreciation on forward foreign currency contracts	513	545	—
Swap agreements, at value	85	4	—
Variation margin receivable	5	76	—
Prepaid and other assets	65	50	46
Total Assets	140,636	293,460	82,226

LIABILITIES
Investment securities purchased payable	600	2,347	878
Capital shares redeemed payable	225	339	48
Independent Trustees and Chief Compliance Officer fees payable	2	4	1
Distribution and service fees payable	1	1	— *
Shareholder servicing payable	16	25	8
Investment management fee payable	9	21	4
Accounting services fee payable	6	8	4
Unrealized depreciation on forward foreign currency contracts	819	1,389	—
Swap agreements, at value	44	635	—
Variation margin payable	4	172	—
Written options at value+	—	116	—
Other liabilities	79	24	3
Total Liabilities	1,805	5,081	946
Total Net Assets	$138,831	$288,379	$81,280

NET ASSETS
Capital paid in (shares authorized – unlimited)	$136,945	$288,320	$83,268
Undistributed (distributions in excess of) net investment income	1,152	(3,320)	191
Accumulated net realized gain (loss)	(430)	703	(154)
Net unrealized appreciation (depreciation)	1,164	2,676	(2,025)
Total Net Assets	$138,831	$288,379	$81,280

CAPITAL SHARES OUTSTANDING:
Class A	1,832	1,961	775
Class C	245	391	N/A
Class E	200	N/A	N/A
Class I	6,738	12,070	4,033
Class N	4,981	14,018	3,481
Class R	200	N/A	50
Class Y	342	350	N/A

NET ASSET VALUE PER SHARE:
Class A	$9.51	$9.99	$9.75
Class C	$9.36	$9.91	N/A
Class E	$9.51	N/A	N/A
Class I	$9.56	$10.01	$9.75
Class N	$9.56	$10.03	$9.75
Class R	$9.46	N/A	$9.74
Class Y	$9.51	$9.99	N/A

+COST
Investments in unaffiliated securities at cost	$131,026	$280,243	$82,639
Cash denominated in foreign currencies at cost	265	862	—
Written options premiums received at cost	—	309	—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

90	SEMIANNUAL REPORT	2018

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED MARCH 31, 2018 (UNAUDITED)

(In thousands)	Ivy Apollo Multi- Asset Income Fund	Ivy Apollo Strategic Income Fund	Ivy Bond Fund	Ivy California Municipal High Income Fund	Ivy Cash Management Fund	Ivy Crossover Credit Fund	Ivy Government Securities Fund		Ivy IG International Small Cap Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$4,692	$237	$7	$—	$—	$—	$—		$1,152
Foreign dividend withholding tax	(211)	—	—	—	—	—	—		(69)
Interest and amortization from unaffiliated securities	8,708	13,261	17,543	361	9,880	690	4,397		18
Total Investment Income	13,189	13,498	17,550	361	9,880	690	4,397		1,101

EXPENSES
Investment management fee	1,962	1,763	2,562	57	2,346	92	1,001		625
Distribution and service fees:
Class A	178	152	550	12	—	15	118		19
Class B	N/A	N/A	7	N/A	3	N/A	2		N/A
Class C	93	38	35	7	10	N/A	10		8
Class E	N/A	N/A	— *	N/A	N/A	1	—	*	N/A
Class R	N/A	N/A	1	N/A	N/A	1	1		N/A
Class Y	6	11	— *	2	N/A	1	—	*	3
Shareholder servicing:
Class A	142	88	501	2	2,227	3	120		8
Class B	N/A	N/A	7	N/A	1	N/A	3		N/A
Class C	18	9	14	— *	2	N/A	8		1
Class E	N/A	N/A	2	N/A	N/A	— *	—	*	N/A
Class I	331	272	534	8	N/A	17	146		28
Class N	— *	3	3	N/A	N/A	— *	8		3
Class R	N/A	N/A	— *	N/A	N/A	1	—	*	N/A
Class Y	4	7	— *	1	N/A	1	—	*	2
Registration fees	53	54	7	27	87	21	33		31
Custodian fees	24	19	12	2	8	2	7		19
Independent Trustees and Chief Compliance Officer fees	13	13	150	— *	59	1	19		2
Accounting services fee	81	71	137	3	127	15	69		27
Professional fees	46	45	16	23	30	30	20		26
Other	101	74	162	17	174	17	155		20
Total Expenses	3,052	2,619	4,700	161	5,074	218	1,720		822
Less:
Expenses in excess of limit	—	(197)	(26)	(83)	(2)	(79)	(115)		(66)
Total Net Expenses	3,052	2,422	4,674	78	5,072	139	1,605		756
Net Investment Income	10,137	11,076	12,876	283	4,808	551	2,792		345

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	9,471	(806)	(423)	(125)	15	7	(809)		2,264
Written options	—	2,733	—	—	—	—	—		—
Forward foreign currency contracts	(1,448)	(666)	—	—	—	—	—		—
Foreign currency exchange transactions	(18)	13	—	—	—	—	—		62
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(8,031)	(11,715)	(31,902)	(115)	—	(1,370)	(8,304)		5,317
Forward foreign currency contracts	374	114	—	—	—	—	—		—
Foreign currency exchange transactions	30	40	—	—	—	—	—		(14)
Net Realized and Unrealized Gain (Loss)	378	(10,287)	(32,325)	(240)	15	(1,363)	(9,113)		7,629
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,515	$789	$(19,449)	$43	$4,823	$(812)	$(6,321)		$7,974

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	91

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED MARCH 31, 2018 (UNAUDITED)

(In thousands)	Ivy Pictet Emerging Markets Local Currency Debt Fund	Ivy Pictet Targeted Return Bond Fund	Ivy PineBridge High Yield Fund
INVESTMENT INCOME
Interest and amortization from unaffiliated securities	$3,712	$3,469	$2,112
Foreign interest withholding tax	(21)	(2)	—
Total Investment Income	3,691	3,467	2,112

EXPENSES
Investment management fee	478	1,306	232
Distribution and service fees:
Class A	17	24	9
Class C	11	20	N/A
Class E	2	N/A	N/A
Class R	5	N/A	1
Class Y	4	4	N/A
Shareholder servicing:
Class A	11	9	1
Class C	1	1	N/A
Class E	— *	N/A	N/A
Class I	50	99	27
Class N	3	8	2
Class R	2	N/A	1
Class Y	2	2	N/A
Registration fees	48	47	15
Custodian fees	67	34	4
Independent Trustees and Chief Compliance Officer fees	3	7	2
Accounting services fee	34	52	23
Professional fees	43	39	33
Other	33	47	16
Total Expenses	814	1,699	366
Less:
Expenses in excess of limit	(246)	(301)	(86)
Total Net Expenses	568	1,398	280
Net Investment Income	3,123	2,069	1,832

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	1,975	5,746	(103)
Futures contracts	16	2,771	—
Written options	—	192	—
Swap agreements	(50)	(15)	—
Forward foreign currency contracts	(185)	(2,917)	—
Foreign currency exchange transactions	(299)	(3,261)	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(287)	(1,517)	(2,592)
Futures contracts	(19)	(1,917)	—
Written options	—	317	—
Swap agreements	(79)	(203)	—
Forward foreign currency contracts	(287)	(2,423)	—
Foreign currency exchange transactions	44	61	—
Net Realized and Unrealized Gain (Loss)	829	(3,166)	(2,695)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,952	$(1,097)	$(863)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

92	SEMIANNUAL REPORT	2018

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Apollo Multi-Asset Income Fund		Ivy Apollo Strategic Income Fund		Ivy Bond Fund
(In thousands)	Six months ended 3-31-18 (Unaudited)	Year ended 9-30-17	Six months ended 3-31-18 (Unaudited)	Year ended 9-30-17	Six months ended 3-31-18 (Unaudited)	Year ended 9-30-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$10,137	$19,938	$11,076	$17,768	$12,876	$27,143
Net realized gain (loss) on investments	8,005	102	1,274	2,202	(423)	1,678
Net change in unrealized appreciation (depreciation)	(7,627)	28,525	(11,561)	514	(31,902)	(24,552)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,515	48,565	789	20,484	(19,449)	4,269

Distributions to Shareholders From:
Net investment income:
Class A	(3,481)	(3,776)	(2,563)	(4,340)	(5,174)	(10,827)
Class B	N/A	N/A	N/A	N/A	(6)	(18)
Class C	(393)	(394)	(137)	(262)	(52)	(133)
Class E	N/A	N/A	N/A	N/A	(3)	N/A
Class I	(10,091)	(11,668)	(7,325)	(10,920)	(8,420)	(18,586)
Class N	(83)	(128)	(1,345)	(1,186)	(791)	N/A
Class R	N/A	N/A	N/A	N/A	(2)	N/A
Class Y	(131)	(138)	(189)	(291)	(3)	N/A
Net realized gains:
Class A	(166)	(175)	(649)	(451)	—	(8,922)
Class B	N/A	N/A	N/A	N/A	—	(41)
Class C	(23)	(23)	(43)	(38)	—	(172)
Class E	N/A	N/A	N/A	N/A	—	N/A
Class I	(463)	(464)	(1,752)	(907)	—	(13,185)
Class N	(4)	(6)	(317)	(25)	—	N/A
Class R	N/A	N/A	N/A	N/A	—	N/A
Class Y	(6)	(7)	(48)	(28)	—	N/A
Total Distributions to Shareholders	(14,841)	(16,779)	(14,368)	(18,448)	(14,451)	(51,884)
Capital Share Transactions	(31,118)	170,006	(351)	219,931	(40,770)	(118,457)
Net Increase (Decrease) in Net Assets	(35,444)	201,792	(13,930)	221,967	(74,670)	(166,072)
Net Assets, Beginning of Period	573,030	371,238	520,862	298,895	1,118,233	1,284,305
Net Assets, End of Period	$537,586	$573,030	$506,932	$520,862	$1,043,563	$1,118,233
Undistributed net investment income	$1,647	$5,415	$1,593	$1,723	$517	$2,092

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	93

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy California Municipal High Income Fund		Ivy Cash Management Fund		Ivy Crossover Credit Fund
(In thousands)	Six months ended 3-31-18 (Unaudited)	Period from 10-3-16 (commencement of operations) to 9-30-17	Six months ended 3-31-18 (Unaudited)	Year ended 9-30-17	Six months ended 3-31-18 (Unaudited)	Period from 4-3-17 (commencement of operations) to 9-30-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$283	$341	$4,808	$3,799	$551	$396
Net realized gain (loss) on investments	(125)	30	15	76	7	289
Net change in unrealized appreciation (depreciation)	(115)	246	—	—	(1,370)	313
Net Increase (Decrease) in Net Assets Resulting from Operations	43	617	4,823	3,875	(812)	998

Distributions to Shareholders From:
Net investment income:
Class A	(124)	(173)	(4,806)	(3,798)	(181)	(106)
Class B	N/A	N/A	(1)	— *	N/A	N/A
Class C	(13)	(22)	(1)	(1)	N/A	N/A
Class E	N/A	N/A	N/A	N/A	(7)	(5)
Class I	(127)	(121)	N/A	N/A	(350)	(173)
Class N	N/A	N/A	N/A	N/A	(8)	(6)
Class R	N/A	N/A	N/A	N/A	(6)	(4)
Class Y	(16)	(25)	N/A	N/A	(16)	(11)
Net realized gains:
Class A	(14)	—	—	—	(113)	—
Class B	N/A	N/A	—	—	N/A	N/A
Class C	(2)	—	—	—	N/A	N/A
Class E	N/A	N/A	N/A	N/A	(4)	—
Class I	(13)	—	N/A	N/A	(191)	—
Class N	N/A	N/A	N/A	N/A	(5)	—
Class R	N/A	N/A	N/A	N/A	(4)	—
Class Y	(2)	—	N/A	N/A	(10)	—
Total Distributions to Shareholders	(311)	(341)	(4,808)	(3,799)	(895)	(305)
Capital Share Transactions	7,712	17,822	(1,081)	(24,116)	8,636	31,815
Net Increase (Decrease) in Net Assets	7,444	18,098	(1,066)	(24,040)	6,929	32,508
Net Assets, Beginning of Period	18,098	—	1,380,944	1,404,984	32,508	—
Net Assets, End of Period	$25,542	$18,098	$1,379,878	$1,380,944	$39,437	$32,508
Undistributed net investment income	$8	$5	$—	$—	$85	$102

See Accompanying Notes to Financial Statements.

94	SEMIANNUAL REPORT	2018

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Government Securities Fund		Ivy IG International Small Cap Fund		Ivy Pictet Emerging Markets Local Currency Debt Fund
(In thousands)	Six months ended 3-31-18 (Unaudited)	Year ended 9-30-17	Six months ended 3-31-18 (Unaudited)	Period from 1-10-17 (commencement of operations) to 9-30-17	Six months ended 3-31-18 (Unaudited)	Year ended 9-30-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,792	$3,451	$345	$310	$3,123	$3,683
Net realized gain (loss) on investments	(809)	(902)	2,326	(69)	1,457	(2,116)
Net change in unrealized appreciation (depreciation)	(8,304)	(7,674)	5,303	6,145	(628)	2,359
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,321)	(5,125)	7,974	6,386	3,952	3,926

Distributions to Shareholders From:
Net investment income:
Class A	(503)	(1,312)	(22)	—	(331)	—
Class B	— *	(2)	N/A	N/A	N/A	N/A
Class C	(3)	(14)	—	—	(39)	—
Class E	(2)	N/A	N/A	N/A	(50)	—
Class I	(1,192)	(2,708)	(99)	—	(1,455)	—
Class N	(1,312)	N/A	(314)	—	(1,499)	—
Class R	(1)	N/A	N/A	N/A	(43)	—
Class Y	(2)	N/A	(3)	—	(82)	—
Net realized gains:
Class A	—	—	—	—	—	—
Class B	—	—	N/A	N/A	N/A	N/A
Class C	—	—	—	—	—	—
Class E	—	N/A	N/A	N/A	—	—
Class I	—	—	(12)	—	—	—
Class N	—	N/A	(32)	—	—	—
Class R	—	N/A	N/A	N/A	—	—
Class Y	—	N/A	—	—	—	—
Total Distributions to Shareholders	(3,015)	(4,036)	(482)	—	(3,499)	—
Capital Share Transactions	17,638	122,385	105,944	36,486	19,267	65,162
Net Increase in Net Assets	8,302	113,224	113,436	42,872	19,720	69,088
Net Assets, Beginning of Period	392,573	279,349	42,872	—	119,111	50,023
Net Assets, End of Period	$400,875	$392,573	$156,308	$42,872	$138,831	$119,111
Undistributed (distributions in excess of) net investment income	$(223)	$—	$311	$342	$1,152	$661

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	95

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Pictet Targeted Return Bond Fund		Ivy PineBridge High Yield Fund
(In thousands)	Six months ended 3-31-18 (Unaudited)	Year ended 9-30-17	Six months ended 3-31-18 (Unaudited)	Period from 5-18-17 (commencement of operations) to 9-30-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,069	$2,456	$1,832	$1,189
Net realized gain (loss) on investments	2,516	(5,366)	(103)	179
Net change in unrealized appreciation (depreciation)	(5,682)	6,956	(2,592)	567
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,097)	4,046	(863)	1,935

Distributions to Shareholders From:
Net investment income:
Class A	(135)	(241)	(191)	(65)
Class C	(22)	(25)	N/A	N/A
Class I	(817)	(1,272)	(849)	(225)
Class N	(1,116)	(34)	(956)	(532)
Class R	N/A	N/A	(12)	(5)
Class Y	(24)	(46)	N/A	N/A
Net realized gains:
Class A	—	(178)	(23)	—
Class C	—	(35)	N/A	N/A
Class I	—	(794)	(96)	—
Class N	—	(20)	(110)	—
Class R	N/A	N/A	(1)	—
Class Y	—	(32)	N/A	N/A
Total Distributions to Shareholders	(2,114)	(2,677)	(2,238)	(827)
Capital Share Transactions	(2,247)	189,708	20,855	62,418
Net Increase (Decrease) in Net Assets	(5,458)	191,077	17,754	63,526
Net Assets, Beginning of Period	293,837	102,760	63,526	—
Net Assets, End of Period	$288,379	$293,837	$81,280	$63,526
Undistributed (distributions in excess of) net investment income	$(3,320)	$(3,916)	$191	$367

See Accompanying Notes to Financial Statements.

96	SEMIANNUAL REPORT	2018

This page intentionally left blank.

2018	SEMIANNUAL REPORT	97

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY APOLLO MULTI-ASSET INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$11.02	$0.19	$0.00	*	$0.19	$(0.27)	$(0.01)	$(0.28)
Year ended 9-30-2017	10.45	0.39	0.50		0.89	(0.30)	(0.02)	(0.32)
Year ended 9-30-2016(4)	10.00	0.37	0.31		0.68	(0.23)	— *	(0.23)
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	11.02	0.15	0.00	*	0.15	(0.23)	(0.01)	(0.24)
Year ended 9-30-2017	10.46	0.31	0.50		0.81	(0.23)	(0.02)	(0.25)
Year ended 9-30-2016(4)	10.00	0.28	0.33		0.61	(0.15)	— *	(0.15)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	11.02	0.21	0.00	*	0.21	(0.29)	(0.01)	(0.30)
Year ended 9-30-2017	10.46	0.41	0.51		0.92	(0.34)	(0.02)	(0.36)
Year ended 9-30-2016(4)	10.00	0.39	0.32		0.71	(0.25)	— *	(0.25)
Class N Shares(6)
Six-month period ended 3-31-2018 (unaudited)	11.03	0.22	(0.01)		0.21	(0.30)	(0.01)	(0.31)
Year ended 9-30-2017	10.46	0.43	0.52		0.95	(0.36)	(0.02)	(0.38)
Year ended 9-30-2016(4)	10.00	0.38	0.33		0.71	(0.25)	— *	(0.25)
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	11.02	0.19	0.01		0.20	(0.28)	(0.01)	(0.29)
Year ended 9-30-2017	10.45	0.39	0.51		0.90	(0.31)	(0.02)	(0.33)
Year ended 9-30-2016(4)	10.00	0.34	0.34		0.68	(0.23)	— *	(0.23)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from October 1, 2015 (commencement of operations) through September 30, 2016.

(5)	Annualized.

(6)	Effective March 3, 2017 Class R6 has been renamed Class N.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2016.

(8)	Ratio of expenses to average net assets excluding offering cost was 1.25%.

(9)	Ratio of expenses to average net assets excluding offering cost was 2.01%.

(10)	Ratio of expenses to average net assets excluding offering cost was 0.93%.

(11)	Ratio of expenses to average net assets excluding offering cost was 0.89%.

(12)	Ratio of expenses to average net assets excluding offering cost was 1.20%.

98	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.93	1.70%	$139	1.26	%(5)	3.45	%(5)	—%		—%		32%
Year ended 9-30-2017	11.02	8.67	143	1.24		3.64		—		—		84
Year ended 9-30-2016(4)	10.45	6.85	95	1.30	(5)(8)	3.69	(5)	1.41	(5)	3.58	(5)	63	(7)
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	10.93	1.30	17	2.02	(5)	2.69	(5)	—		—		32
Year ended 9-30-2017	11.02	7.86	20	1.97		2.87		—		—		84
Year ended 9-30-2016(4)	10.46	6.14	14	2.06	(5)(9)	2.78	(5)	—		—		63	(7)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.93	1.83	374	0.98	(5)	3.72	(5)	—		—		32
Year ended 9-30-2017	11.02	8.92	401	0.95		3.88		—		—		84
Year ended 9-30-2016(4)	10.46	7.25	255	0.98	(5)(10)	3.80	(5)	—		—		63	(7)
Class N Shares(6)
Six-month period ended 3-31-2018 (unaudited)	10.93	2.00	3	0.81	(5)	3.91	(5)	—		—		32
Year ended 9-30-2017	11.03	9.12	4	0.78		4.09		—		—		84
Year ended 9-30-2016(4)	10.46	7.26	3	0.94	(5)(11)	3.73	(5)	—		—		63	(7)
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	10.93	1.81	5	1.22	(5)	3.49	(5)	—		—		32
Year ended 9-30-2017	11.02	8.75	5	1.17		3.69		—		—		84
Year ended 9-30-2016(4)	10.45	6.90	4	1.25	(5)(12)	3.31	(5)	1.33	(5)	3.23	(5)	63	(7)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	99

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY APOLLO STRATEGIC INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations		Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.27	$0.21	$(0.21)	$0.00	*	$(0.21)	$(0.05)	$(0.26)
Year ended 9-30-2017	10.26	0.39	0.04	0.43		(0.38)	(0.04)	(0.42)
Year ended 9-30-2016(4)	10.00	0.34	0.18	0.52		(0.26)	—	(0.26)
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	10.27	0.17	(0.20)	(0.03)		(0.18)	(0.05)	(0.23)
Year ended 9-30-2017	10.26	0.32	0.04	0.36		(0.31)	(0.04)	(0.35)
Year ended 9-30-2016(4)	10.00	0.27	0.19	0.46		(0.20)	—	(0.20)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.28	0.22	(0.21)	0.01		(0.23)	(0.05)	(0.28)
Year ended 9-30-2017	10.27	0.42	0.05	0.47		(0.42)	(0.04)	(0.46)
Year ended 9-30-2016(4)	10.00	0.39	0.17	0.56		(0.29)	—	(0.29)
Class N Shares(6)
Six-month period ended 3-31-2018 (unaudited)	10.28	0.22	(0.21)	0.01		(0.23)	(0.05)	(0.28)
Year ended 9-30-2017	10.27	0.43	0.04	0.47		(0.42)	(0.04)	(0.46)
Year ended 9-30-2016(4)	10.00	0.34	0.22	0.56		(0.29)	—	(0.29)
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	10.27	0.21	(0.20)	0.01		(0.22)	(0.05)	(0.27)
Year ended 9-30-2017	10.26	0.40	0.04	0.44		(0.39)	(0.04)	(0.43)
Year ended 9-30-2016(4)	10.00	0.33	0.20	0.53		(0.27)	—	(0.27)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from October 1, 2015 (commencement of operations) through September 30, 2016.

(5)	Annualized.

(6)	Effective March 3, 2017 Class R6 has been renamed Class N.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2016.

(8)	Ratio of expenses to average net assets excluding offering cost was 1.10%.

(9)	Ratio of expenses to average net assets excluding offering cost was 1.79%.

(10)	Ratio of expenses to average net assets excluding offering cost was 0.80%.

(11)	Ratio of expenses to average net assets excluding offering cost was 0.79%.

(12)	Ratio of expenses to average net assets excluding offering cost was 1.05%.

100	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.01	0.09%	$121	1.15	%(5)	4.06	%(5)	1.18	%(5)	4.03	%(5)	30%
Year ended 9-30-2017	10.27	4.38	123	1.15		3.83		1.17		3.81		48
Year ended 9-30-2016(4)	10.26	5.35	95	1.15	(5)(8)	3.36	(5)	1.26	(5)	3.25	(5)	42	(7)
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	10.01	-0.37	7	1.85	(5)	3.36	(5)	2.04	(5)	3.17	(5)	30
Year ended 9-30-2017	10.27	3.66	8	1.85		3.13		1.98		3.00		48
Year ended 9-30-2016(4)	10.26	4.66	8	1.84	(5)(9)	2.71	(5)	1.96	(5)	2.59	(5)	42	(7)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.01	0.25	314	0.85	(5)	4.36	(5)	0.96	(5)	4.25	(5)	30
Year ended 9-30-2017	10.28	4.59	320	0.85		4.13		0.94		4.04		48
Year ended 9-30-2016(4)	10.27	5.75	184	0.85	(5)(10)	3.91	(5)	0.98	(5)	3.78	(5)	42	(7)
Class N Shares(6)
Six-month period ended 3-31-2018 (unaudited)	10.01	0.17	56	0.79	(5)	4.41	(5)	—		—		30
Year ended 9-30-2017	10.28	4.75	61	0.77		4.24		—		—		48
Year ended 9-30-2016(4)	10.27	5.75	6	0.84	(5)(11)	3.44	(5)	—		—		42	(7)
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	10.01	0.11	9	1.10	(5)	4.11	(5)	1.19	(5)	4.02	(5)	30
Year ended 9-30-2017	10.27	4.44	9	1.10		3.89		1.19		3.80		48
Year ended 9-30-2016(4)	10.26	5.39	6	1.10	(5)(12)	3.31	(5)	1.23	(5)	3.18	(5)	42	(7)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	101

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$6.27	$0.07	$(0.18)	$(0.11)	$(0.08)	$—	$(0.08)
Year ended 9-30-2017	6.51	0.13	(0.12)	0.01	(0.14)	(0.11)	(0.25)
Year ended 9-30-2016	6.30	0.13	0.28	0.41	(0.13)	(0.07)	(0.20)
Year ended 9-30-2015	6.34	0.13	(0.03)	0.10	(0.14)	—	(0.14)
Year ended 9-30-2014	6.33	0.16	0.03	0.19	(0.18)	—	(0.18)
Year ended 9-30-2013	6.67	0.15	(0.32)	(0.17)	(0.17)	—	(0.17)
Class B Shares(5)
Six-month period ended 3-31-2018 (unaudited)	6.26	0.02	(0.18)	(0.16)	(0.03)	—	(0.03)
Year ended 9-30-2017	6.51	0.04	(0.12)	(0.08)	(0.06)	(0.11)	(0.17)
Year ended 9-30-2016	6.29	0.04	0.29	0.33	(0.04)	(0.07)	(0.11)
Year ended 9-30-2015	6.34	0.05	(0.04)	0.01	(0.06)	—	(0.06)
Year ended 9-30-2014	6.33	0.08	0.03	0.11	(0.10)	—	(0.10)
Year ended 9-30-2013	6.66	0.07	(0.31)	(0.24)	(0.09)	—	(0.09)
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	6.26	0.04	(0.19)	(0.15)	(0.04)	—	(0.04)
Year ended 9-30-2017	6.50	0.08	(0.12)	(0.04)	(0.09)	(0.11)	(0.20)
Year ended 9-30-2016	6.29	0.07	0.28	0.35	(0.07)	(0.07)	(0.14)
Year ended 9-30-2015	6.34	0.07	(0.03)	0.04	(0.09)	—	(0.09)
Year ended 9-30-2014	6.33	0.10	0.03	0.13	(0.12)	—	(0.12)
Year ended 9-30-2013	6.66	0.09	(0.31)	(0.22)	(0.11)	—	(0.11)
Class E Shares
Year ended 3-31-2018(6)	6.28	0.07	(0.20)	(0.13)	(0.07)	—	(0.07)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	6.27	0.08	(0.18)	(0.10)	(0.09)	—	(0.09)
Year ended 9-30-2017	6.51	0.15	(0.12)	0.03	(0.16)	(0.11)	(0.27)
Year ended 9-30-2016	6.30	0.15	0.28	0.43	(0.15)	(0.07)	(0.22)
Year ended 9-30-2015	6.35	0.15	(0.04)	0.11	(0.16)	—	(0.16)
Year ended 9-30-2014	6.34	0.18	0.03	0.21	(0.20)	—	(0.20)
Year ended 9-30-2013	6.67	0.17	(0.31)	(0.14)	(0.19)	—	(0.19)
Class N Shares
Year ended 3-31-2018(6)	6.28	0.08	(0.20)	(0.12)	(0.08)	—	(0.08)
Class R Shares
Year ended 3-31-2018(6)	6.28	0.05	(0.20)	(0.15)	(0.06)	—	(0.06)
Class Y Shares
Year ended 3-31-2018(6)	6.28	0.06	(0.19)	(0.13)	(0.07)	—	(0.07)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from October 16, 2017 (commencement of operations of the class) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended March 31, 2018.

102	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$6.08	-1.82%	$395		1.06	%(4)	2.18	%(4)	1.07	%(4)	2.17	%(4)	12%
Year ended 9-30-2017	6.27	0.39	437		0.98		2.09		0.99		2.08		42
Year ended 9-30-2016	6.51	6.58	520		0.97		2.03		0.98		2.02		88
Year ended 9-30-2015	6.30	1.66	1,206		0.95		2.02		0.96		2.01		58
Year ended 9-30-2014	6.34	3.03	1,239		0.96		2.58		0.97		2.57		18
Year ended 9-30-2013	6.33	-2.48	1,365		0.94		2.32		0.95		2.31		28
Class B Shares(5)
Six-month period ended 3-31-2018 (unaudited)	6.07	-2.58	1		2.66	(4)	0.58	(4)	—		—		12
Year ended 9-30-2017	6.26	-1.15	1		2.39		0.68		—		—		42
Year ended 9-30-2016	6.51	5.31	2		2.31		0.68		—		—		88
Year ended 9-30-2015	6.29	0.21	3		2.26		0.73		—		—		58
Year ended 9-30-2014	6.34	1.70	4		2.25		1.30		—		—		18
Year ended 9-30-2013	6.33	-3.70	6		2.20		1.06		—		—		28
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	6.07	-2.37	5		2.01	(4)	1.22	(4)	—		—		12
Year ended 9-30-2017	6.26	-0.46	8		1.85		1.22		—		—		42
Year ended 9-30-2016	6.50	5.65	10		1.85		1.14		—		—		88
Year ended 9-30-2015	6.29	0.56	10		1.87		1.11		—		—		58
Year ended 9-30-2014	6.34	2.08	11		1.89		1.65		—		—		18
Year ended 9-30-2013	6.33	-3.35	14		1.84		1.42		—		—		28
Class E Shares
Year ended 3-31-2018(6)	6.08	-2.07	—	*	0.79	(4)	2.40	(4)	—		—		12	(7)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	6.08	-1.67	581		0.74	(4)	2.50	(4)	—		—		12
Year ended 9-30-2017	6.27	0.68	672		0.69		2.39		—		—		42
Year ended 9-30-2016	6.51	6.88	752		0.67		2.28		—		—		88
Year ended 9-30-2015	6.30	1.80	2		0.67		2.41		—		—		58
Year ended 9-30-2014	6.35	3.33	25		0.67		2.87		—		—		18
Year ended 9-30-2013	6.34	-2.19	15		0.65		2.59		—		—		28
Class N Shares
Year ended 3-31-2018(6)	6.08	-1.97	62		0.54	(4)	2.66	(4)	—		—		12	(7)
Class R Shares
Year ended 3-31-2018(6)	6.07	-2.41	—	*	1.28	(4)	1.92	(4)	—		—		12	(7)
Class Y Shares
Year ended 3-31-2018(6)	6.08	-2.29	—	*	0.96	(4)	2.23	(4)	—		—		12	(7)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	103

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.16	$0.13	$(0.10)	$0.03	$(0.13)	$(0.02)	$(0.15)
Year ended 9-30-2017(5)	10.00	0.26	0.14	0.40	(0.24)	—	(0.24)
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	10.16	0.09	(0.10)	(0.01)	(0.09)	(0.02)	(0.11)
Year ended 9-30-2017(5)	10.00	0.19	0.16	0.35	(0.19)	—	(0.19)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.16	0.14	(0.10)	0.04	(0.14)	(0.02)	(0.16)
Year ended 9-30-2017(5)	10.00	0.28	0.13	0.41	(0.25)	—	(0.25)
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	10.16	0.13	(0.10)	0.03	(0.13)	(0.02)	(0.15)
Year ended 9-30-2017(5)	10.00	0.25	0.15	0.40	(0.24)	—	(0.24)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from October 3, 2016 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

104	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.04	0.25%	$11	0.80	%(4)	2.60	%(4)	1.53	%(4)	1.87	%(4)	6%
Year ended 9-30-2017(5)	10.16	4.17	8	0.60	(4)	2.62	(4)	1.12	(4)	2.10	(4)	7	(6)
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	10.04	-0.17	2	1.53	(4)	1.81	(4)	2.26	(4)	1.08	(4)	6
Year ended 9-30-2017(5)	10.16	3.53	2	1.33	(4)	1.88	(4)	1.85	(4)	1.36	(4)	7	(6)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.04	0.35	12	0.60	(4)	2.77	(4)	1.41	(4)	1.96	(4)	6
Year ended 9-30-2017(5)	10.16	4.31	7	0.43	(4)	2.87	(4)	0.95	(4)	2.35	(4)	7	(6)
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	10.04	0.28	1	0.80	(4)	2.53	(4)	1.70	(4)	1.63	(4)	6
Year ended 9-30-2017(5)	10.16	4.09	1	0.60	(4)	2.54	(4)	1.23	(4)	1.91	(4)	7	(6)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	105

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CASH MANAGEMENT FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain on Investments		Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$1.00	$0.00	*	$0.00	*	$0.00	*	$—	*	$—	$—	*
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Year ended 9-30-2015	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Year ended 9-30-2014	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Year ended 9-30-2013	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Class B Shares(5)
Six-month period ended 3-31-2018 (unaudited)	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Year ended 9-30-2015	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Year ended 9-30-2014	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Year ended 9-30-2013	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Year ended 9-30-2015	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Year ended 9-30-2014	1.00	0.00	*	0.00	*	0.00	*	—		—	—
Year ended 9-30-2013	1.00	0.00	*	0.00	*	0.00	*	—		—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

106	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$1.00	0.41%	$1,378	0.72	%(4)	0.69	%(4)	—%	—%
Year ended 9-30-2017	1.00	0.27	1,378	0.74		0.27		0.75	0.26
Year ended 9-30-2016	1.00	0.02	1,401	0.49		0.02		0.79	-0.28
Year ended 9-30-2015	1.00	0.02	1,350	0.19		0.02		0.80	-0.59
Year ended 9-30-2014	1.00	0.02	1,271	0.17		0.02		0.79	-0.60
Year ended 9-30-2013	1.00	0.02	1,290	0.25		0.02		0.82	-0.55
Class B Shares(5)
Six-month period ended 3-31-2018 (unaudited)	1.00	0.02	1	1.52	(4)	0.05	(4)	1.62	-0.05
Year ended 9-30-2017	1.00	0.02	1	0.96		0.02		1.61	-0.63
Year ended 9-30-2016	1.00	0.02	1	0.49		0.02		1.73	-1.22
Year ended 9-30-2015	1.00	0.02	1	0.19		0.02		1.79	-1.58
Year ended 9-30-2014	1.00	0.02	1	0.17		0.02		1.99	-1.80
Year ended 9-30-2013	1.00	0.02	2	0.26		0.02		1.33	-1.05
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	1.00	0.02	1	1.47	(4)	0.04	(4)	1.66	-0.15
Year ended 9-30-2017	1.00	0.02	2	0.98		0.02		1.61	-0.61
Year ended 9-30-2016	1.00	0.02	3	0.46		0.02		1.62	-1.14
Year ended 9-30-2015	1.00	0.02	5	0.18		0.02		1.59	-1.39
Year ended 9-30-2014	1.00	0.02	5	0.17		0.02		1.59	-1.40
Year ended 9-30-2013	1.00	0.02	8	0.24		0.02		1.63	-1.37

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	107

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CROSSOVER CREDIT FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.26	$0.14	$(0.35)	$(0.21)	$(0.15)	$(0.09)	$(0.24)
Year ended 9-30-2017(5)	10.00	0.13	0.23	0.36	(0.10)	—	(0.10)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	10.26	0.15	(0.36)	(0.21)	(0.15)	(0.09)	(0.24)
Year ended 9-30-2017(5)	10.00	0.13	0.23	0.36	(0.10)	—	(0.10)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.26	0.16	(0.36)	(0.20)	(0.16)	(0.09)	(0.25)
Year ended 9-30-2017(5)	10.00	0.15	0.22	0.37	(0.11)	—	(0.11)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	10.26	0.16	(0.36)	(0.20)	(0.16)	(0.09)	(0.25)
Year ended 9-30-2017(5)	10.00	0.15	0.22	0.37	(0.11)	—	(0.11)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	10.25	0.12	(0.35)	(0.23)	(0.12)	(0.09)	(0.21)
Year ended 9-30-2017(5)	10.00	0.10	0.23	0.33	(0.08)	—	(0.08)
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	10.26	0.14	(0.35)	(0.21)	(0.15)	(0.09)	(0.24)
Year ended 9-30-2017(5)	10.00	0.13	0.23	0.36	(0.10)	—	(0.10)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 3, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

108	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$9.81	-2.00%	$12		0.90	%(4)	2.85	%(4)	1.26	%(4)	2.49	%(4)	53%
Year ended 9-30-2017(5)	10.26	3.51	11		0.90	(4)	2.63	(4)	0.95	(4)	2.58	(4)	112	(6)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	9.81	-1.99	—	*	0.84	(4)	2.90	(4)	1.15	(4)	2.59	(4)	53
Year ended 9-30-2017(5)	10.26	3.48	1		0.96	(4)	2.56	(4)	1.00	(4)	2.52	(4)	112	(6)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	9.81	-1.97	26		0.65	(4)	3.11	(4)	1.13	(4)	2.63	(4)	53
Year ended 9-30-2017(5)	10.26	3.72	18		0.65	(4)	2.89	(4)	0.83	(4)	2.71	(4)	112	(6)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	9.81	-1.97	—	*	0.65	(4)	3.09	(4)	0.97	(4)	2.77	(4)	53
Year ended 9-30-2017(5)	10.26	3.72	1		0.65	(4)	2.87	(4)	0.69	(4)	2.83	(4)	112	(6)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	9.81	-2.31	—	*	1.45	(4)	2.29	(4)	1.76	(4)	1.98	(4)	53
Year ended 9-30-2017(5)	10.25	3.29	1		1.45	(4)	2.07	(4)	1.48	(4)	2.04	(4)	112	(6)
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	9.81	-2.00	1		0.90	(4)	2.84	(4)	1.36	(4)	2.38	(4)	53
Year ended 9-30-2017(5)	10.26	3.51	1		0.90	(4)	2.63	(4)	1.08	(4)	2.45	(4)	112	(6)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	109

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GOVERNMENT SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$5.43	$0.03		$(0.12)	$(0.09)	$(0.03)	$—	$(0.03)
Year ended 9-30-2017	5.60	0.06		(0.16)	(0.10)	(0.07)	—	(0.07)
Year ended 9-30-2016	5.51	0.06		0.10	0.16	(0.07)	—	(0.07)
Year ended 9-30-2015	5.49	0.07		0.03	0.10	(0.08)	—	(0.08)
Year ended 9-30-2014	5.51	0.08		(0.01)	0.07	(0.09)	—	(0.09)
Year ended 9-30-2013	5.85	0.07		(0.29)	(0.22)	(0.09)	(0.03)	(0.12)
Class B Shares(5)
Six-month period ended 3-31-2018 (unaudited)	5.43	0.00	*	(0.11)	(0.11)	(0.01)	—	(0.01)
Year ended 9-30-2017	5.60	0.00	*	(0.16)	(0.16)	(0.01)	—	(0.01)
Year ended 9-30-2016	5.51	0.00	*	0.10	0.10	(0.01)	—	(0.01)
Year ended 9-30-2015	5.49	0.00	*	0.04	0.04	(0.02)	—	(0.02)
Year ended 9-30-2014	5.51	0.01		0.00	0.01	(0.03)	—	(0.03)
Year ended 9-30-2013	5.85	0.01		(0.29)	(0.28)	(0.03)	(0.03)	(0.06)
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	5.43	0.00	*	(0.11)	(0.11)	(0.01)	—	(0.01)
Year ended 9-30-2017	5.60	0.01		(0.15)	(0.14)	(0.03)	—	(0.03)
Year ended 9-30-2016	5.51	0.01		0.11	0.12	(0.03)	—	(0.03)
Year ended 9-30-2015	5.49	0.02		0.04	0.06	(0.04)	—	(0.04)
Year ended 9-30-2014	5.51	0.03		0.00	0.03	(0.05)	—	(0.05)
Year ended 9-30-2013	5.85	0.03		(0.29)	(0.26)	(0.05)	(0.03)	(0.08)
Class E Shares
Year ended 3-31-2018(6)	5.43	0.03		(0.12)	(0.09)	(0.03)	—	(0.03)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	5.43	0.04		(0.12)	(0.08)	(0.04)	—	(0.04)
Year ended 9-30-2017	5.60	0.07		(0.15)	(0.08)	(0.09)	—	(0.09)
Year ended 9-30-2016	5.51	0.07		0.11	0.18	(0.09)	—	(0.09)
Year ended 9-30-2015	5.49	0.08		0.04	0.12	(0.10)	—	(0.10)
Year ended 9-30-2014	5.51	0.10		(0.01)	0.09	(0.11)	—	(0.11)
Year ended 9-30-2013	5.85	0.09		(0.29)	(0.20)	(0.11)	(0.03)	(0.14)
Class N Shares
Year ended 3-31-2018(6)	5.43	0.04		(0.12)	(0.08)	(0.04)	—	(0.04)
Class R Shares
Year ended 3-31-2018(6)	5.43	0.02		(0.11)	(0.09)	(0.03)	—	(0.03)
Class Y Shares
Year ended 3-31-2018(6)	5.43	0.03		(0.12)	(0.09)	(0.03)	—	(0.03)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from October 16, 2017 (commencement of operations of the class) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended March 31, 2018.

(8)	Annualized expense ratio based on the period excluding reorganization expense was 1.00%.

(9)	Annualized expense ratio based on the period excluding reorganization expense was 2.13%.

(10)	Annualized expense ratio based on the period excluding reorganization expense was 1.88%.

(11)	Annualized expense ratio based on the period excluding reorganization expense was 0.84%.

(12)	Annualized expense ratio based on the period excluding reorganization expense was 0.72%.

(13)	Annualized expense ratio based on the period excluding reorganization expense was 1.00%.

110	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$5.31	-1.79%	$78		1.08	%(4)(8)	1.09	%(4)	1.25	%(4)	0.92	%(4)	15%
Year ended 9-30-2017	5.43	-1.73	87		1.02		1.20		1.10		1.04		37
Year ended 9-30-2016	5.60	3.01	118		1.01		1.11		1.07		1.05		43
Year ended 9-30-2015	5.51	1.88	244		1.01		1.18		1.07		1.12		63
Year ended 9-30-2014	5.49	1.35	249		1.02		1.45		1.06		1.41		3
Year ended 9-30-2013	5.51	-3.80	336		1.00		1.31		1.06		1.25		26
Class B Shares(5)
Six-month period ended 3-31-2018 (unaudited)	5.31	-2.26	—	*	2.18	(4)(9)	-0.13	(4)	2.98	(4)	-0.93	(4)	15
Year ended 9-30-2017	5.43	-2.81	1		2.13		0.01		2.27		-0.13		37
Year ended 9-30-2016	5.60	1.83	1		2.17		-0.05		2.21		-0.09		43
Year ended 9-30-2015	5.51	0.68	1		2.20		-0.01		2.24		-0.05		63
Year ended 9-30-2014	5.49	0.13	2		2.23		0.24		2.27		0.20		3
Year ended 9-30-2013	5.51	-4.88	2		2.13		0.18		2.17		0.14		26
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	5.31	-2.19	1		1.93	(4)(10)	0.11	(4)	2.63	(4)	-0.59	(4)	15
Year ended 9-30-2017	5.43	-2.58	2		1.88		0.26		1.95		0.19		37
Year ended 9-30-2016	5.60	2.10	3		1.91		0.21		1.95		0.17		43
Year ended 9-30-2015	5.51	1.04	4		1.84		0.35		1.88		0.31		63
Year ended 9-30-2014	5.49	0.49	5		1.87		0.60		1.91		0.56		3
Year ended 9-30-2013	5.51	-4.56	7		1.79		0.52		1.83		0.48		26
Class E Shares
Year ended 3-31-2018(6)	5.31	-1.74	—	*	0.86	(4)(11)	1.31	(4)	—		—		15	(7)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	5.31	-1.65	128		0.82	(4)(12)	1.38	(4)	0.86	(4)	1.34	(4)	15
Year ended 9-30-2017	5.43	-1.44	303		0.74		1.38		0.76		1.36		37
Year ended 9-30-2016	5.60	3.33	157		0.70		1.33		0.74		1.29		43
Year ended 9-30-2015	5.51	2.20	2		0.70		1.50		0.74		1.46		63
Year ended 9-30-2014	5.49	1.67	2		0.69		1.78		0.73		1.74		3
Year ended 9-30-2013	5.51	-3.50	2		0.69		1.63		0.73		1.59		26
Class N Shares
Year ended 3-31-2018(6)	5.31	-1.63	194		0.60	(4)	1.58	(4)	—		—		15	(7)
Class R Shares
Year ended 3-31-2018(6)	5.31	-1.96	—	*	1.34	(4)	0.83	(4)	—		—		15	(7)
Class Y Shares
Year ended 3-31-2018(6)	5.31	-1.84	—	*	1.03	(4)(13)	1.14	(4)	1.08	(4)	1.09	(4)	15	(7)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	111

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY IG INTERNATIONAL SMALL CAP FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$12.06	$0.01	$0.82	$0.83	$(0.02)	$—		$(0.02)
Year ended 9-30-2017(5)	10.00	0.09	1.97	2.06	—	—		—
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	12.00	(0.03)	0.80	0.77	—	—		—
Year ended 9-30-2017(5)	10.00	0.03	1.97	2.00	—	—		—
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	12.09	0.03	0.81	0.84	(0.04)	—	*	(0.04)
Year ended 9-30-2017(5)	10.00	0.11	1.97	2.08	—	—		—
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	12.09	0.04	0.80	0.84	(0.04)	—	*	(0.04)
Year ended 9-30-2017(5)	10.00	0.11	1.98	2.09	—	—		—
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	12.06	0.03	0.80	0.83	(0.02)	—		(0.02)
Year ended 9-30-2017(5)	10.00	0.09	1.97	2.06	—	—		—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from January 10, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

112	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$12.87	6.88%	$17	1.45	%(4)	0.13	%(4)	1.55	%(4)	0.03	%(4)	31%
Year ended 9-30-2017(5)	12.06	20.60	13	1.45	(4)	1.11	(4)	1.61	(4)	0.95	(4)	38	(6)
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	12.77	6.42	2	2.22	(4)	-0.52	(4)	2.27	(4)	-0.57	(4)	31
Year ended 9-30-2017(5)	12.00	20.00	1	2.17	(4)	0.39	(4)	2.33	(4)	0.23	(4)	38	(6)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	12.89	6.98	43	1.15	(4)	0.55	(4)	1.37	(4)	0.33	(4)	31
Year ended 9-30-2017(5)	12.08	20.90	27	1.15	(4)	1.42	(4)	1.45	(4)	1.12	(4)	38	(6)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	12.89	7.01	90	1.16	(4)	0.67	(4)	1.21	(4)	0.62	(4)	31
Year ended 9-30-2017(5)	12.09	20.90	1	1.15	(4)	1.41	(4)	1.31	(4)	1.25	(4)	38	(6)
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	12.87	6.88	4	1.45	(4)	0.53	(4)	1.60	(4)	0.38	(4)	31
Year ended 9-30-2017(5)	12.06	20.60	1	1.45	(4)	1.11	(4)	1.70	(4)	0.86	(4)	38	(6)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	113

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$9.47	$0.20	$0.08	$0.28	$(0.24)	$—		$(0.24)
Year ended 9-30-2017	9.21	0.41	(0.15)	0.26	—	—		—
Year ended 9-30-2016	8.11	0.33	0.77	1.10	—	—		—
Year ended 9-30-2015	9.76	0.34	(1.83)	(1.49)	(0.16)	—	*	(0.16)
Year ended 9-30-2014(5)	10.00	0.16	(0.40)	(0.24)	—	—		—
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	9.28	0.16	0.08	0.24	(0.16)	—		(0.16)
Year ended 9-30-2017	9.09	0.34	(0.15)	0.19	—	—		—
Year ended 9-30-2016	8.06	0.28	0.75	1.03	—	—		—
Year ended 9-30-2015	9.73	0.27	(1.83)	(1.56)	(0.11)	—	*	(0.11)
Year ended 9-30-2014(5)	10.00	0.13	(0.40)	(0.27)	—	—		—
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	9.48	0.21	0.07	0.28	(0.25)	—		(0.25)
Year ended 9-30-2017	9.21	0.42	(0.15)	0.27	—	—		—
Year ended 9-30-2016	8.11	0.35	0.75	1.10	—	—		—
Year ended 9-30-2015	9.76	0.33	(1.82)	(1.49)	(0.16)	—	*	(0.16)
Year ended 9-30-2014(5)	10.00	0.16	(0.40)	(0.24)	—	—		—
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	9.54	0.24	0.06	0.30	(0.28)	—		(0.28)
Year ended 9-30-2017	9.25	0.46	(0.17)	0.29	—	—		—
Year ended 9-30-2016	8.12	0.39	0.74	1.13	—	—		—
Year ended 9-30-2015	9.77	0.36	(1.84)	(1.48)	(0.17)	—	*	(0.17)
Year ended 9-30-2014(5)	10.00	0.17	(0.40)	(0.23)	—	—		—
Class N Shares(7)
Six-month period ended 3-31-2018 (unaudited)	9.54	0.24	0.06	0.30	(0.28)	—		(0.28)
Year ended 9-30-2017	9.25	0.46	(0.17)	0.29	—	—		—
Year ended 9-30-2016	8.12	0.38	0.75	1.13	—	—		—
Year ended 9-30-2015(6)	9.08	0.23	(1.19)	(0.96)	—	—		—
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	9.41	0.18	0.09	0.27	(0.22)	—		(0.22)
Year ended 9-30-2017	9.17	0.39	(0.15)	0.24	—	—		—
Year ended 9-30-2016	8.09	0.32	0.76	1.08	—	—		—
Year ended 9-30-2015	9.74	0.31	(1.82)	(1.51)	(0.14)	—	*	(0.14)
Year ended 9-30-2014(5)	10.00	0.15	(0.41)	(0.26)	—	—		—
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	9.48	0.19	0.08	0.27	(0.24)	—		(0.24)
Year ended 9-30-2017	9.21	0.41	(0.14)	0.27	—	—		—
Year ended 9-30-2016	8.11	0.35	0.75	1.10	—	—		—
Year ended 9-30-2015	9.76	0.34	(1.83)	(1.49)	(0.16)	—	*	(0.16)
Year ended 9-30-2014(5)	10.00	0.16	(0.40)	(0.24)	—	—		—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 30, 2014 (commencement of operations of the class) through September 30, 2014.

(6)	For the period from January 30, 2015 (commencement of operations of the class) through September 30, 2015.

(7)	Effective March 3, 2017 Class R6 has been renamed Class N.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2014.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2015.

(10)	Ratio of expenses to average net assets excluding offering cost was 2.00%.

(11)	Ratio of expenses to average net assets excluding offering cost was 1.80%.

(12)	Ratio of expenses to average net assets excluding offering cost was 2.50%.

(13)	Ratio of expenses to average net assets excluding offering cost was 2.47%.

(14)	Ratio of expenses to average net assets excluding offering cost was 1.72%.

(15)	Ratio of expenses to average net assets excluding offering cost was 1.71%.

(16)	Ratio of expenses to average net assets excluding offering cost was 1.62%.

(17)	Ratio of expenses to average net assets excluding offering cost was 1.61%.

(18)	Ratio of expenses to average net assets excluding offering cost was 2.33%.

(19)	Ratio of expenses to average net assets excluding offering cost was 1.96%.

(20)	Ratio of expenses to average net assets excluding offering cost was 1.47%.

(21)	Ratio of expenses to average net assets excluding offering cost was 1.86%.

114	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$9.51	3.08%	$17		1.24	%(4)	4.33	%(4)	1.54	%(4)	4.03	%(4)	43%
Year ended 9-30-2017	9.47	2.82	13		1.25		4.45		1.63		4.07		63
Year ended 9-30-2016	9.21	13.56	12		1.25		3.90		2.03		3.12		74
Year ended 9-30-2015	8.11	-15.45	26		1.25		3.81		2.21	(10)	2.85		40
Year ended 9-30-2014(5)	9.76	-2.40	20		1.25	(4)	3.70	(4)	2.18	(4)(11)	2.77	(4)	18	(8)
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	9.36	2.70	2		1.88	(4)	3.58	(4)	2.18	(4)	3.28	(4)	43
Year ended 9-30-2017	9.28	2.09	2		1.97		3.81		2.27		3.51		63
Year ended 9-30-2016	9.09	12.78	2		2.00		3.27		2.50		2.77		74
Year ended 9-30-2015	8.06	-16.12	2		2.00		2.98		2.71	(12)	2.27		40
Year ended 9-30-2014(5)	9.73	-2.70	2		2.00	(4)	2.95	(4)	2.85	(4)(13)	2.10	(4)	18	(8)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	9.51	3.09	2		1.05	(4)	4.37	(4)	1.35	(4)	4.07	(4)	43
Year ended 9-30-2017	9.48	2.93	2		1.17		4.60		1.46		4.31		63
Year ended 9-30-2016	9.21	13.56	2		1.26		4.01		1.72		3.55		74
Year ended 9-30-2015	8.11	-15.45	2		1.26		3.72		1.93	(14)	3.05		40
Year ended 9-30-2014(5)	9.76	-2.40	2		1.25	(4)	3.72	(4)	2.09	(4)(15)	2.88	(4)	18	(8)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	9.56	3.27	65		0.80	(4)	4.98	(4)	1.29	(4)	4.49	(4)	43
Year ended 9-30-2017	9.54	3.14	45		0.91		4.96		1.39		4.48		63
Year ended 9-30-2016	9.25	13.92	26		1.00		4.42		1.62		3.80		74
Year ended 9-30-2015	8.12	-15.29	8		1.00		4.00		1.83	(16)	3.17		40
Year ended 9-30-2014(5)	9.77	-2.30	8		1.00	(4)	3.97	(4)	1.99	(4)(17)	2.98	(4)	18	(8)
Class N Shares(7)
Six-month period ended 3-31-2018 (unaudited)	9.56	3.27	48		0.80	(4)	5.14	(4)	1.11	(4)	4.83	(4)	43
Year ended 9-30-2017	9.54	3.14	52		0.80		4.95		1.11		4.64		63
Year ended 9-30-2016	9.25	13.92	1		1.00		4.35		1.47		3.88		74
Year ended 9-30-2015(6)	8.12	-10.57	—	*	1.00	(4)	4.03	(4)	1.68	(4)(20)	3.35	(4)	40	(9)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	9.46	2.91	2		1.50	(4)	3.92	(4)	1.85	(4)	3.57	(4)	43
Year ended 9-30-2017	9.41	2.62	2		1.50		4.27		1.97		3.80		63
Year ended 9-30-2016	9.17	13.35	2		1.50		3.77		2.21		3.06		74
Year ended 9-30-2015	8.09	-15.63	2		1.50		3.48		2.54	(18)	2.44		40
Year ended 9-30-2014(5)	9.74	-2.60	2		1.50	(4)	3.47	(4)	2.59	(4)(19)	2.38	(4)	18	(8)
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	9.51	2.97	3		1.22	(4)	4.09	(4)	1.52	(4)	3.79	(4)	43
Year ended 9-30-2017	9.48	2.93	3		1.25		4.48		1.63		4.10		63
Year ended 9-30-2016	9.21	13.56	5		1.25		4.06		1.86		3.45		74
Year ended 9-30-2015	8.11	-15.45	2		1.25		3.73		2.07	(21)	2.91		40
Year ended 9-30-2014(5)	9.76	-2.40	3		1.25	(4)	3.72	(4)	2.24	(4)(21)	2.73	(4)	18	(8)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	115

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PICTET TARGETED RETURN BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.11	$0.06	$(0.11)	$(0.05)	$(0.07)	$—	$(0.07)
Year ended 9-30-2017	10.21	0.09	0.03	0.12	(0.13)	(0.09)	(0.22)
Year ended 9-30-2016(5)	10.00	0.06	0.15	0.21	—	—	—
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	10.05	0.02	(0.10)	(0.08)	(0.06)	—	(0.06)
Year ended 9-30-2017	10.16	0.02	0.02	0.04	(0.06)	(0.09)	(0.15)
Year ended 9-30-2016(5)	10.00	0.01	0.15	0.16	—	—	—
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.13	0.07	(0.12)	(0.05)	(0.07)	—	(0.07)
Year ended 9-30-2017	10.23	0.11	0.03	0.14	(0.15)	(0.09)	(0.24)
Year ended 9-30-2016	10.00	0.08	0.15	0.23	—	—	—
Class N Shares(6)
Six-month period ended 3-31-2018 (unaudited)	10.13	0.08	(0.10)	(0.02)	(0.08)	—	(0.08)
Year ended 9-30-2017	10.24	0.14	0.00 *	0.14	(0.16)	(0.09)	(0.25)
Year ended 9-30-2016(5)	10.00	0.09	0.15	0.24	—	—	—
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	10.11	0.06	(0.11)	(0.05)	(0.07)	—	(0.07)
Year ended 9-30-2017	10.22	0.09	0.02	0.11	(0.13)	(0.09)	(0.22)
Year ended 9-30-2016(5)	10.00	0.06	0.16	0.22	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from January 4, 2016 (commencement of operations of the class) through September 30, 2016.

(6)	Effective March 3, 2017 Class R6 has been renamed Class N.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2016.

(8)	Ratio of expenses to average net assets excluding offering cost was 1.22%.

(9)	Ratio of expenses to average net assets excluding offering cost was 1.14%.

(10)	Ratio of expenses to average net assets excluding offering cost was 1.89%.

(11)	Ratio of expenses to average net assets excluding offering cost was 1.77%.

(12)	Ratio of expenses to average net assets excluding offering cost was 0.98%.

(13)	Ratio of expenses to average net assets excluding offering cost was 0.87%.

(14)	Ratio of expenses to average net assets excluding offering cost was 0.85%.

(15)	Ratio of expenses to average net assets excluding offering cost was 0.74%.

(16)	Ratio of expenses to average net assets excluding offering cost was 1.22%.

(17)	Ratio of expenses to average net assets excluding offering cost was 1.02%.

116	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$9.99	-0.51%	$20	1.21	%(4)	1.17	%(4)	1.39	%(4)	0.99	%(4)	74%
Year ended 9-30-2017	10.11	1.20	20	1.24	(8)	0.88		1.43		0.69		190
Year ended 9-30-2016(5)	10.21	2.10	19	1.27	(4)(9)	0.88	(4)	1.55	(4)	0.60	(4)	90	(7)
Class C Shares
Six-month period ended 3-31-2018 (unaudited)	9.91	-0.85	4	1.92	(4)	0.46	(4)	2.10	(4)	0.28	(4)	74
Year ended 9-30-2017	10.05	0.46	4	1.91	(10)	0.21		2.10		0.02		190
Year ended 9-30-2016(5)	10.16	1.60	4	1.90	(4)(11)	0.15	(4)	2.18	(4)	-0.13	(4)	90	(7)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.01	-0.47	120	1.00	(4)	1.39	(4)	1.23	(4)	1.16	(4)	74
Year ended 9-30-2017	10.13	1.43	111	1.00	(12)	1.13		1.22		0.91		190
Year ended 9-30-2016(5)	10.23	2.30	74	1.00	(4)(13)	1.02	(4)	1.30	(4)	0.72	(4)	90	(7)
Class N Shares(6)
Six-month period ended 3-31-2018 (unaudited)	10.03	-0.35	141	0.87	(4)	1.52	(4)	1.06	(4)	1.33	(4)	74
Year ended 9-30-2017	10.13	1.45	155	0.87	(14)	1.37		1.07		1.17		190
Year ended 9-30-2016(5)	10.24	2.40	2	0.87	(4)(15)	1.17	(4)	1.16	(4)	0.88	(4)	90	(7)
Class Y Shares
Six-month period ended 3-31-2018 (unaudited)	9.99	-0.51	3	1.21	(4)	1.17	(4)	1.45	(4)	0.93	(4)	74
Year ended 9-30-2017	10.11	1.17	4	1.24	(16)	0.88		1.46		0.66		190
Year ended 9-30-2016(5)	10.22	2.20	4	1.15	(4)(17)	0.89	(4)	1.55	(4)	0.49	(4)	90	(7)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	117

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PINEBRIDGE HIGH YIELD FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.15	$0.23	$(0.34)	$(0.11)	$(0.26)	$(0.03)	$(0.29)
Year ended 9-30-2017(5)	10.00	0.16	0.10	0.26	(0.11)	—	(0.11)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.15	0.25	(0.35)	(0.10)	(0.27)	(0.03)	(0.30)
Year ended 9-30-2017(5)	10.00	0.17	0.10	0.27	(0.12)	—	(0.12)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	10.15	0.25	(0.35)	(0.10)	(0.27)	(0.03)	(0.30)
Year ended 9-30-2017(5)	10.00	0.17	0.10	0.27	(0.12)	—	(0.12)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	10.15	0.21	(0.36)	(0.15)	(0.23)	(0.03)	(0.26)
Year ended 9-30-2017(5)	10.00	0.14	0.11	0.25	(0.10)	—	(0.10)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from May 18, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

118	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$9.75	-1.22%	$8		1.00	%(4)	4.68	%(4)	1.16	%(4)	4.52	%(4)	39%
Year ended 9-30-2017(5)	10.15	2.64	6		1.00	(4)	4.22	(4)	—		—		60	(6)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	9.75	-1.08	39		0.72	(4)	4.98	(4)	1.05	(4)	4.65	(4)	39
Year ended 9-30-2017(5)	10.15	2.72	22		0.72	(4)	4.55	(4)	0.87	(4)	4.40	(4)	60	(6)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	9.75	-0.98	34		0.72	(4)	4.96	(4)	0.88	(4)	4.80	(4)	39
Year ended 9-30-2017(5)	10.15	2.72	35		0.72	(4)	4.44	(4)	0.73	(4)	4.43	(4)	60	(6)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	9.74	-1.48	—	*	1.48	(4)	4.19	(4)	1.63	(4)	4.04	(4)	39
Year ended 9-30-2017(5)	10.15	2.50	1		1.46	(4)	3.74	(4)	—		—		60	(6)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	119

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

MARCH 31, 2018 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Bond Fund, Ivy California Municipal High Income Fund, Ivy Cash Management Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy IG International Small Cap Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund (each, a “Fund”) are eleven series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A shares. Certain Funds offer Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I and Class N shares are not included in the plan. Class B shares will automatically convert to Class A shares 96 months after the date of purchase. Class C shares will automatically convert to Class A shares 120 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

120	SEMIANNUAL REPORT	2018

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Collateralized Loan Obligations. Certain Funds may invest in collateralized loan obligations (“CLOs”). CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows of a CLO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. Each tranche is a piece of the CLO, and dictates who will be paid out first when the underlying loan payments are made. It also dictates the risk associated with the investment, since investors who are paid last have a higher risk of default from the underlying loans.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid

2018	SEMIANNUAL REPORT	121

based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

122	SEMIANNUAL REPORT	2018

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Ivy Cash Management Fund are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Funds (with the exception of Ivy Cash Management Fund) are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

2018	SEMIANNUAL REPORT	123

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

124	SEMIANNUAL REPORT	2018

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Other Government Securities. Other government securities include emerging market sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities. The fair value of other government securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most other government securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

2018	SEMIANNUAL REPORT	125

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of March 31, 2018, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

126	SEMIANNUAL REPORT	2018

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Apollo Strategic Income Fund and Ivy Pictet Targeted Return Bond Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”).

Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or variation margin payable on the Statement of Assets and Liabilities. Payments received or made by the Fund are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities. Securities deposited as initial margin, if any, are designated on the Schedule of Investments. Cash deposited as initial margin is identified on the Schedule of Investments and is recorded as restricted cash on the Statement of Assets and Liabilities.

Credit default swap agreements on corporate issuers or credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of the corporate issuer or all or part of the referenced entities comprising the credit index. As a buyer, if an underlying credit event occurs, a Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the corporate issuer security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the corporate issuer security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the corporate issuer security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the corporate issuer security or underlying securities comprising the index.

Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund enter into credit default swaps to protect bonds owned by a Fund against default.

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time.

2018	SEMIANNUAL REPORT	127

Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk).

Total return swaps involve a commitment to pay or receive periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Ivy Pictet Targeted Return Bond Fund enters into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Fund’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of March 31, 2018:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy Apollo Multi-Asset Income Fund
Unrealized appreciation on forward foreign currency contracts	$170	$—	$170	$(11)	$—	$—	$159
Ivy Apollo Strategic Income Fund
Unrealized appreciation on forward foreign currency contracts	$149	$—	$149	$—	$—	$—	$149
Ivy Pictet Emerging Markets Local Currency Debt Fund
Unrealized appreciation on forward foreign currency contracts	$513	$—	$513	$(260)	$—	$(32)	$221
Swap agreements, at value	85	—	85	(32)	—	—	53
Total	$598	$—	$598	$(292)	$—	$(32)	$274
Ivy Pictet Targeted Return Bond Fund
Investments in unaffiliated securities at value*	$360	$—	$360	$(73)	$—	$—	$287
Unrealized appreciation on forward foreign currency contracts	545	—	545	(545)	—	—	—
Swap agreements, at value	4	—	4	(4)	—	—	—
Total	$909	$—	$909	$(622)	$—	$—	$287

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

128	SEMIANNUAL REPORT	2018

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy Apollo Multi-Asset Income Fund
Unrealized depreciation on forward foreign currency contracts(1)	$342	$—	$342	$(11)	$(317)	$—	$14
Ivy Apollo Strategic Income Fund
Unrealized depreciation on forward foreign currency contracts(1)	$14	$—	$14	$—	$—	$—	$14
Ivy Pictet Emerging Markets Local Currency Debt Fund
Unrealized depreciation on forward foreign currency contracts	$819	$—	$819	$(260)	$—	$(472)	$87
Swap agreements, at value	44	—	44	(32)	—	(7)	5
Total	$863	$—	$863	$(292)	$—	$(479)	$92
Ivy Pictet Targeted Return Bond Fund
Unrealized depreciation on forward foreign currency contracts	$1,389	$—	$1,389	$(545)	$(617)	$—	$227
Swap agreements, at value	635	—	635	(3)	(627)	—	5
Written options at value	116	—	116	(73)	—	—	43
Total	$2,140	$—	$2,140	$(621)	$(1,244)	$—	$275

(1)	Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

2018	SEMIANNUAL REPORT	129

Additional	Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2018:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Apollo Multi-Asset Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$170		$—
Ivy Apollo Strategic Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	149		—
Ivy Pictet Emerging Markets Local Currency Debt Fund	Credit		—	Swap agreements, at value	12
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	513	Unrealized depreciation on forward foreign currency contracts	819
	Interest rate	Swap agreements, at value	85	Swap agreements, at value	32
			—	Unrealized depreciation on centrally cleared swap agreements**	84
			—	Unrealized depreciation on futures contracts**	19
Ivy Pictet Targeted Return Bond Fund	Credit	Investments in unaffiliated securities at value*	22	Swap agreements, at value	342
		Swap agreements, at value	4	Unrealized depreciation on centrally cleared swap agreements**	125
		Unrealized appreciation on centrally cleared swap agreements**	29	Written options at value	61
	Foreign currency	Investments in unaffiliated securities at value*	338	Unrealized depreciation on forward foreign currency contracts	1,389
		Unrealized appreciation on forward foreign currency contracts	545	Written options at value	55
	Interest rate	Investments in unaffiliated securities at value*	125	Swap agreements, at value	293
		Unrealized appreciation on centrally cleared swap agreements**	553	Unrealized depreciation on centrally cleared swap agreements**	93
		Unrealized appreciation on futures contracts**	107	Unrealized depreciation on futures contracts**	1,119

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

**	The value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap agreements; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended March 31, 2018.

130	SEMIANNUAL REPORT	2018

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended March 31, 2018:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Apollo Multi-Asset Income Fund	Foreign currency	$—	$—	$—	$—	$(1,448)	$(1,448)
Ivy Apollo Strategic Income Fund	Equity	—	—	—	2,733	—	2,733
	Foreign currency	—	—	—	—	(666)	(666)
Ivy Pictet Emerging Markets Local Currency Debt Fund	Credit	—	(1)	—	—	—	(1)
	Foreign currency	—	—	—	—	(185)	(185)
	Interest rate	—	(49)	16	—	—	(33)
Ivy Pictet Targeted Return Bond Fund	Credit	(210)	206	—	61	—	57
	Foreign currency	(254)	(111)	—	96	(2,917)	(3,186)
	Interest rate	(167)	(110)	2,771	35	—	2,529

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended March 31, 2018:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Apollo Multi-Asset Income Fund	Foreign currency	$—	$—	$—	$—	$374	$374
Ivy Apollo Strategic Income Fund	Foreign currency	—	—	—	—	114	114
Ivy Pictet Emerging Markets Local Currency Debt Fund	Credit	—	(5)	—	—	—	(5)
	Foreign currency	—	—	—	—	(287)	(287)
	Interest rate	—	(74)	(19)	—	—	(93)
Ivy Pictet Targeted Return Bond Fund	Credit	79	(374)	—	137	—	(158)
	Foreign currency	328	—	—	180	(2,423)	(1,915)
	Interest rate	27	164	(1,917)	—	—	(1,726)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended March 31, 2018, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Apollo Multi-Asset Income Fund	$127	$—	$—	$—	$—	$—
Ivy Apollo Strategic Income Fund	61	—	—	—	—	—
Ivy Pictet Emerging Markets Local Currency Debt Fund	215	6,497	2,186	19,883	—	—
Ivy Pictet Targeted Return Bond Fund	173	5,411	90,452	88,005	414	224

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

2018	SEMIANNUAL REPORT	131

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,0000 to $2,500M	$2,500 to $3,000M	$3,000 to $5,000M	$5,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy Apollo Multi-Asset Income Fund	0.700%	0.700%	0.650%	0.650%	0.610%	0.610%	0.580%	0.580%	0.580%	0.580%	0.580%
Ivy Apollo Strategic Income Fund	0.680	0.680	0.620	0.620	0.580	0.580	0.570	0.570	0.570	0.570	0.570
Ivy Bond Fund	0.475	0.475	0.450	0.400	0.400	0.400	0.400	0.400	0.400	0.400	0.400
Ivy California Municipal High Income Fund	0.525	0.500	0.450	0.400	0.400	0.400	0.400	0.395	0.390	0.385	0.385
Ivy Cash Management Fund	0.350	0.350	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300
Ivy Crossover Credit Fund	0.500	0.450	0.425	0.425	0.425	0.400	0.400	0.375	0.375	0.375	0.375
Ivy Government Securities Fund	0.500	0.450	0.400	0.350	0.350	0.350	0.350	0.350	0.350	0.350	0.350
Ivy IG International Small Cap Fund	1.000	1.000	0.950	0.950	0.900	0.900	0.900	0.850	0.850	0.850	0.850
Ivy Pictet Emerging Markets Local Currency Debt Fund	0.750	0.750	0.725	0.725	0.700	0.700	0.700	0.675	0.650	0.650	0.650
Ivy Pictet Targeted Return Bond Fund	0.900	0.900	0.850	0.850	0.800	0.800	0.800	0.750	0.750	0.750	0.750
Ivy PineBridge High Yield Fund	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500	0.490	0.490	0.480

For Funds managed solely by IICO, IICO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the period ended March 31, 2018.

IICO has entered into Subadvisory Agreements with the following entities on behalf of the Funds:

Under an agreement between IICO and Apollo Credit Management, LLC (“Apollo”), Apollo serves as subadviser for the total return strategy of each of the Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund. Under an agreement between IICO and LaSalle Investment Management Securities, LLC (“LaSalle”), LaSalle serves as subadviser for the global real estate strategy of the Ivy Apollo Multi-Asset Income Fund. Under an agreement between IICO and Pictet Asset Management Limited (“Pictet UK”) and Pictet Asset Management (Singapore) PTE Ltd. (“Pictet Singapore,” and collectively with Pictet UK, “Pictet”), Pictet serves as subadvisor to Ivy Pictet Emerging Markets Local Currency Debt Fund. Under an agreement between IICO and I.G. International Management Ltd. (“IG Ireland”), IG Ireland serves as subadviser for the Ivy IG International Small Cap Fund. Under an agreement between IICO and Pictet Asset Management SA (“Pictet AM CH”), Pictet AM CH serves as subadvisor to Ivy Pictet Targeted Return Bond Fund. Under an agreement between IICO and PineBridge Investments LLC (“PineBridge”), PineBridge serves as subadvisor to Ivy PineBridge High Yield Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

132	SEMIANNUAL REPORT	2018

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

2018	SEMIANNUAL REPORT	133

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the period ended March 31, 2018, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions		CDSC							Commissions Paid(1)
			Class A		Class B		Class C		Class E
Ivy Apollo Multi-Asset Income Fund	$127		$1		N/A		$1		N/A	$107
Ivy Apollo Strategic Income Fund	73		1		N/A		2		N/A	66
Ivy Bond Fund	100		—	*	$2		1		$—	85
Ivy California Municipal High Income Fund	16		1		N/A		—		N/A	15
Ivy Cash Management Fund	—	*	—	*	—	*	—	*	N/A	72,570
Ivy Crossover Credit Fund	8		—	*	N/A		N/A		—	7
Ivy Government Securities Fund	15		—	*	—	*	—	*	—	11
Ivy IG International Small Cap Fund	18		—	*	N/A		—	*	N/A	20
Ivy Pictet Emerging Markets Local Currency Debt Fund	7		—	*	N/A		—	*	—	7
Ivy Pictet Targeted Return Bond Fund	15		—		N/A		—	*	N/A	13
Ivy PineBridge High Yield Fund	7		—	*	N/A		N/A		N/A	5

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended March 31, 2018 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement	Expense Reduced
Ivy Apollo Multi-Asset Income Fund	All Classes	Contractual	10-1-2015	1-31-2019	N/A	$—	Investment Management Fee
	Class A	Contractual	10-1-2015	1-31-2019	1.30%	$—	N/A
	Class C	Contractual	10-1-2015	1-31-2019	2.17%	$—	N/A
	Class I	Contractual	10-1-2015	1-31-2019	1.00%	$—	N/A
	Class N	Contractual	10-1-2015	1-31-2019	1.00%	$—	N/A
	Class Y	Contractual	10-1-2015	1-31-2019	1.25%	$—	N/A
	Class Y	Contractual	10-1-2015	1-31-2019	Not to exceed Class A	$—	N/A
Ivy Apollo Strategic Income Fund	All Classes	Contractual	10-1-2015	1-31-2019	N/A	$—	Investment Management Fee
	Class A	Contractual	10-1-2015	1-31-2019	1.15%	$17	12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-1-2015	1-31-2019	1.85%	$7	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-1-2015	1-31-2019	0.85%	$169	Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2019	0.85%	$—	N/A
	Class Y	Contractual	10-1-2015	1-31-2019	1.10%	$4	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	10-1-2015	1-31-2019	Not to exceed Class A	$—	N/A
Ivy Bond Fund	Class A	Voluntary	10-16-2017	7-31-2020	0.237% 12b-1 Fees	$26	12b-1 Fees
	Class Y	Contractual	10-16-2017	7-31-2020	Not to exceed Class A	$—	N/A

134	SEMIANNUAL REPORT	2018

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy California Municipal High Income Fund	All Classes	Voluntary	10-3-2016	1-31-2019	N/A	$79	(1)	Investment Management Fee
	Class A	Contractual	10-3-2016	1-31-2019	0.80%	$—		N/A
	Class I	Contractual	10-3-2016	1-31-2019	0.60%	$3		Shareholder Servicing
	Class N	Contractual	7-5-2017	1-31-2019	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-3-2016	1-31-2019	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Cash Management Fund	Class B	Voluntary	N/A	N/A	To maintain minimum yield(7)	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class C	Voluntary	N/A	N/A	To maintain minimum yield(7)	$2		12b-1 Fees and/or Shareholder Servicing
Ivy Crossover Credit Fund	All Classes	Contractual	4-3-2017	1-31-2019	N/A	$57	(2)	Investment Management Fee
	Class A	Contractual	4-3-2017	1-31-2019	0.90%	$3		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-3-2017	1-31-2019	0.65%	$18		Shareholder Servicing
	Class N	Contractual	4-3-2017	1-31-2019	0.65%	$—	*	Shareholder Servicing
	Class Y	Contractual	4-3-2017	1-31-2019	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Government Securities Fund	Class A	Contractual	10-16-2017	7-31-2020	1.00%	$69		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	10-16-2017	7-31-2020	2.13%	$2		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-16-2017	7-31-2020	1.88%	$7		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-16-2017	7-31-2020	0.72%	$31		Shareholder Servicing
	Class Y	Contractual	10-16-2017	7-31-2020	Not to exceed Class A	$6		12b-1 Fees and/or Shareholder Servicing
Ivy IG International Small Cap Fund	All Classes	Contractual	1-10-2017	1-31-2019	N/A	$32	(3)	Investment Management Fee
	Class A	Contractual	1-10-2017	1-31-2019	1.45%	$4		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	1-10-2017	1-31-2019	1.15%	$29		Shareholder Servicing
	Class Y	Contractual	1-10-2017	1-31-2019	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Pictet Emerging Markets Local Currency Debt Fund	All Classes	Contractual	4-30-2014	1-31-2019	N/A	$190	(4)	Investment Management Fee
	Class A	Contractual	4-30-2014	1-31-2019	1.25%	$—		N/A
	Class C	Contractual	4-30-2014	1-31-2019	2.00%	$—		N/A
	Class E	Contractual	4-30-2014	1-31-2019	1.40%	$—		N/A
	Class I	Contractual	4-30-2014	1-31-2019	0.80%	$53		Shareholder Servicing
	Class N	Contractual	1-30-2015	1-31-2019	0.80%	$3		Shareholder Servicing
	Class R	Contractual	4-30-2014	1-31-2019	1.50%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	4-30-2014	1-31-2019	1.25%	$—		N/A
	Class Y	Contractual	4-30-2014	1-31-2019	Not to exceed Class A	$—		N/A

2018	SEMIANNUAL REPORT	135

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Pictet Targeted Return Bond Fund	All Classes	Contractual	1-4-2016	1-31-2019	N/A	$264	(5)	Investment Management Fee
	Class A	Contractual	1-4-2016	1-31-2019	1.38%	$—		N/A
	Class C	Contractual	1-4-2016	1-31-2019	2.08%	$—		N/A
	Class I	Contractual	1-4-2016	1-31-2019	1.00%	$28		Shareholder Servicing
	Class N	Contractual	1-4-2016	1-31-2019	0.87%	$8		Shareholder Servicing
	Class Y	Contractual	1-4-2016	1-31-2019	1.25%	$1		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	1-4-2016	1-31-2019	Not to exceed Class A	$—		N/A
Ivy PineBridge High Yield Fund	All Classes	Contractual	5-18-2017	1-31-2019	N/A	$56	(6)	Investment Management Fee
	Class A	Contractual	5-18-2017	1-31-2019	1.00%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	5-18-2017	1-31-2019	0.72%	$28		Shareholder Servicing
	Class N	Contractual	5-18-2017	1-31-2019	0.72%	$2		Shareholder Servicing

*	Not shown due to rounding.

(1)	For Funds managed solely by IICO, IICO has voluntarily agreed to waive its management fee for any day that a Fund’s net assets are less than $25 million, subject to IICO’s right to change, modify or terminate this voluntary waiver at any time, without prior notice to shareholders.

(2)	Due to Class A, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(3)	Due to Class A, Class I, and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(4)	Due to Class A, Class C, Class E, Class I, Class N, Class R and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(5)	Due to Class A, Class C, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(6)	Due to Class A, Class I and/or Class N contractual expense limits, investment management fees were waived for all share classes.

(7)	Minimum yield was 0.01%.

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2018 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust (Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios; referred to with the Funds for purposes of this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended March 31, 2018.

7.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2018, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Apollo Multi-Asset Income Fund	$—	$164,935	$—	$199,949
Ivy Apollo Strategic Income Fund	28,283	131,963	20,644	129,765
Ivy Bond Fund	7,439	117,031	54,557	90,774
Ivy California Municipal High Income Fund	—	6,266	—	1,057
Ivy Cash Management Fund	—	—	—	—
Ivy Crossover Credit Fund	—	25,466	—	18,488
Ivy Government Securities Fund	91,913	1,003	57,375	996
Ivy IG International Small Cap Fund	—	141,701	—	36,452
Ivy Pictet Emerging Markets Local Currency Debt Fund	—	73,311	—	47,498
Ivy Pictet Targeted Return Bond Fund	95,702	153,106	88,858	110,691
Ivy PineBridge High Yield Fund	—	47,963	—	27,360

136	SEMIANNUAL REPORT	2018

8.	BUSINESS COMBINATIONS (All amounts in thousands)

On October 16, 2017, Ivy Bond Fund acquired all assets and liabilities of Waddell & Reed Advisors Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees on May 17, 2017. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of shares of Waddell & Reed Advisors Bond Fund, valued at $1,115,300 in total, for shares of the Ivy Bond Fund as follows:

Shares	Exchanged

	Waddell & Reed Advisors Bond Fund	Ivy Bond Fund
Class A	69,353	69,353
Class B	230	230
Class C	1,318	1,318
Class Y of Waddell & Reed Advisors Bond Fund into Class I of Ivy Bond Fund	106,398	106,398

The investment portfolio of Waddell & Reed Advisors Bond Fund, with a fair value of $1,095,219 and identified cost of $1,073,734 at October 16, 2017, was the principal asset acquired by Ivy Bond Fund. For financial reporting purposes, assets received and shares issued by Ivy Bond Fund were recorded at fair value; however, the cost basis of the investments received from Waddell & Reed Advisors Bond Fund was carried forward to align ongoing reporting of Ivy Bond Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Waddell & Reed Advisors Bond Fund had net assets of $1,115,300, including $21,485 of net unrealized appreciation in value of investments and $1,638 of accumulated net realized losses on investments, which were combined with those of Ivy Bond Fund. The aggregate net assets of Ivy Bond Fund and Waddell & Reed Advisors Bond Fund immediately before the acquisition were $0 and $1,115,300, respectively. The aggregate net assets of Ivy Bond Fund and Waddell & Reed Advisors Bond Fund immediately following the acquisition were $1,115,300 and $0, respectively.

Assuming the reorganization had been completed on October 1, 2017, the beginning of the semiannual reporting period for Ivy Bond Fund, the pro forma results of operations for the period ended March 31, 2018, were as follows:

Net investment income (loss)	$12,876
Net realized gain (loss)	(423)
Net change in unrealized appreciation (depreciation)	(31,902)

Net increase (decrease) in net assets resulting from operations	$(19,449)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Waddell & Reed Advisors Bond Fund that have been included in Ivy Bond Fund’s Statement of Operations since October 16, 2017.

On October 16, 2017, Ivy Government Securities Fund acquired all assets and liabilities of Waddell & Reed Advisors Government Securities Fund pursuant to a plan of reorganization approved by the Board of Trustees on May 17, 2017. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of shares of Waddell & Reed Advisors Government Securities Fund, valued at $390,980 in total, for shares of the Ivy Government Securities Fund as follows:

Shares	Exchanged

	Waddell & Reed Advisors Government Securities Fund	Ivy Government Securities Fund
Class A	15,852	15,852
Class B	103	103
Class C	468	468
Class Y of Waddell & Reed Advisors Government Securities Fund into Class I of Ivy Government Securities Fund	55,443	55,443

The investment portfolio of Waddell & Reed Advisors Government Securities Fund, with a fair value of $386,827 and identified cost of $387,379 at October 16, 2017, was the principal asset acquired by Ivy Government Securities Fund. For financial reporting purposes, assets received and shares issued by Ivy Government Securities Fund were recorded at fair value; however, the cost basis of the investments received from Waddell & Reed Advisors Government Securities Fund was carried forward to align ongoing reporting of Ivy Government Securities Fund’s realized and unrealized gains and losses

2018	SEMIANNUAL REPORT	137

with amounts distributable to shareholders for tax purposes. Waddell & Reed Advisors Government Securities Fund had net assets of $390,980, including $552 of net unrealized depreciation in value of investments and $4,014 of accumulated net realized losses on investments, which were combined with those of Ivy Government Securities Fund. The aggregate net assets of Ivy Government Securities Fund and Waddell & Reed Advisors Government Securities Fund immediately before the acquisition were $0 and $390,980, respectively. The aggregate net assets of Ivy Government Securities Fund and Waddell & Reed Advisors Government Securities Fund immediately following the acquisition were $390,980 and $0, respectively.

Assuming the reorganization had been completed on October 1, 2017, the beginning of the semiannual reporting period for Ivy Government Securities Fund, the pro forma results of operations for the period ended March 31, 2018, were as follows:

Net investment income (loss)	$2,792
Net realized gain (loss)	(809)
Net change in unrealized appreciation (depreciation)	(8,304)

Net increase (decrease) in net assets resulting from operations	$(6,321)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Waddell & Reed Advisors Government Securities Fund that have been included in Ivy Government Securities Fund’s Statement of Operations since October 16, 2017.

On February 26, 2018, Ivy Cash Management Fund acquired all assets and liabilities of Waddell & Reed Advisors Cash Management pursuant to a plan of reorganization approved by the Board of Trustees on November 14, 2017. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of shares of Waddell & Reed Advisors Cash Management, valued at $1,393,314 in total, for shares of the Ivy Cash Management Fund as follows:

Shares	Exchanged

	Waddell & Reed Advisors Cash Management	Ivy Cash Management Fund
Class A	1,391,622	1,391,622
Class B	1,125	1,125
Class C	621	621

The investment portfolio of Waddell & Reed Advisors Cash Management, with a fair value of $1,403,454 and identified cost of $1,403,454 at February 26, 2018, was the principal asset acquired by Ivy Cash Management Fund. For financial reporting purposes, assets received and shares issued by Ivy Cash Management Fund were recorded at fair value; however, the cost basis of the investments received from Waddell & Reed Advisors Cash Management was carried forward to align ongoing reporting of Ivy Cash Management Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Waddell & Reed Advisors Cash Management had net assets of $1,393,314, including $55 of accumulated net realized losses on investments, which were combined with those of Ivy Cash Management Fund. The aggregate net assets of Ivy Cash Management Fund and Waddell & Reed Advisors Cash Management immediately before the acquisition were $0 and $1,393,314, respectively. The aggregate net assets of Ivy Cash Management Fund and Waddell & Reed Advisors Cash Management immediately following the acquisition were $1,393,314 and $0, respectively.

Assuming the reorganization had been completed on October 1, 2017, the beginning of the semiannual reporting period for Ivy Cash Management Fund, the pro forma results of operations for the period ended March 31, 2018, were as follows:

Net investment income (loss)	$4,808
Net realized gain (loss)	15
Net change in unrealized appreciation (depreciation)	—

Net increase (decrease) in net assets resulting from operations	$4,823

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Waddell & Reed Advisors Cash Management that have been included in Ivy Cash Management Fund’s Statement of Operations since February 26, 2018.

138	SEMIANNUAL REPORT	2018

9.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy Apollo Multi-Asset Income Fund				Ivy Apollo Strategic Income Fund
	Six months ended 3-31-18 (Unaudited)		Year ended 9-30-17		Six months ended 3-31-18 (Unaudited)		Year ended 9-30-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,594	$17,714	7,063	$73,750	1,525	$15,460	5,306	$54,105
Class C	142	1,578	945	9,895	148	1,498	436	4,447
Class I	4,354	48,331	24,048	252,440	6,129	62,237	21,465	219,126
Class N	37	407	150	1,595	194	1,979	8,863	90,674
Class Y	43	475	395	4,272	95	964	419	4,277
Shares issued in reinvestment of distributions to shareholders:
Class A	324	3,552	365	3,866	233	2,357	337	3,431
Class C	35	382	35	376	16	157	20	207
Class I	920	10,088	1,122	11,905	866	8,752	1,134	11,553
Class N	2	25	6	59	165	1,662	97	996
Class Y	4	38	4	41	14	146	17	177
Shares redeemed:
Class A	(2,112)	(23,451)	(3,536)	(37,550)	(1,741)	(17,658)	(2,839)	(29,004)
Class C	(426)	(4,746)	(478)	(5,084)	(222)	(2,255)	(466)	(4,762)
Class I	(7,562)	(83,902)	(13,179)	(140,655)	(6,675)	(67,589)	(9,492)	(97,046)
Class N	(130)	(1,439)	(96)	(1,015)	(703)	(7,137)	(3,583)	(36,793)
Class Y	(15)	(170)	(358)	(3,889)	(91)	(924)	(142)	(1,457)
Net increase (decrease)	(2,790)	$(31,118)	16,486	$170,006	(47)	$(351)	21,572	$219,931

2018	SEMIANNUAL REPORT	139

	Ivy Bond Fund				Ivy California Municipal High Income Fund
	Six months ended 3-31-18 (Unaudited)		Year ended 9-30-17		Six months ended 3-31-18 (Unaudited)		Period from 10-3-16 (commencement of operations) to 9-30-17
	Shares	Shares	Shares	Shares	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,933	$52,149	7,135	$44,736	303	$3,072	835	$8,338
Class B	3	27	9	53	N/A	N/A	N/A	N/A
Class C	54	623	192	1,195	36	360	137	1,371
Class E	40	250	N/A	N/A	N/A	N/A	N/A	N/A
Class I	11,979	74,642	37,033	231,536	528	5,339	734	7,355
Class N	10,885	68,207	N/A	N/A	N/A	N/A	N/A	N/A
Class R	40	250	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	40	250	N/A	N/A	3	33	121	1,218
Shares issued in reinvestment of distributions to shareholders:
Class A	807	5,001	3,099	19,187	6	57	4	43
Class B	1	6	10	59	N/A	N/A	N/A	N/A
Class C	8	51	49	300	— *	4	1	5
Class E	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class I	1,353	8,385	5,112	31,667	8	82	4	37
Class N	127	788	N/A	N/A	N/A	N/A	N/A	N/A
Class R	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	—	—	N/A	N/A	— *	3	— *	—
Shares redeemed:
Class A	(9,446)	(58,899)	(20,287)	(126,626)	(43)	(435)	(18)	(181)
Class B	(55)	(716)	(164)	(1,019)	N/A	N/A	N/A	N/A
Class C	(561)	(3,489)	(522)	(3,264)	(4)	(40)	—	—
Class E	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class I	(24,997)	(183,320)	(50,612)	(316,281)	(75)	(763)	(35)	(346)
Class N	(807)	(4,975)	N/A	N/A	N/A	N/A	N/A	N/A
Class R	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	—	—	N/A	N/A	—	—	(2)	(18)
Net increase (decrease)	(6,596)	$(40,770)	(18,946)	$(118,457)	762	$7,712	1,781	$17,822

140	SEMIANNUAL REPORT	2018

	Ivy Cash Management Fund				Ivy Crossover Credit Fund
	Six months ended 3-31-18 (Unaudited)		Year ended 9-30-17		Six months ended 3-31-18 (Unaudited)		Period from 4-3-17 (commencement of operations) to 9-30-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,591,813	$2,591,813	7,169,436	$7,169,436	182	$1,859	1,093	$10,939
Class B	146	146	153	153	N/A	N/A	N/A	N/A
Class C	478	478	2,489	2,489	N/A	N/A	N/A	N/A
Class E	N/A	N/A	N/A	N/A	—	—	50	500
Class I	N/A	N/A	N/A	N/A	830	8,406	1,834	18,443
Class N	N/A	N/A	N/A	N/A	—	—	50	500
Class R	N/A	N/A	N/A	N/A	—	—	50	500
Class Y	N/A	N/A	N/A	N/A	1	10	105	1,055
Shares issued in reinvestment of distributions to shareholders:
Class A	4,803	4,803	3,632	3,632	5	54	1	6
Class B	— *	— *	— *	— *	N/A	N/A	N/A	N/A
Class C	— *	— *	1	1	N/A	N/A	N/A	N/A
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	N/A	N/A	N/A	N/A	18	187	3	29
Class N	N/A	N/A	N/A	N/A	—	—	—	—
Class R	N/A	N/A	N/A	N/A	—	—	—	—
Class Y	N/A	N/A	N/A	N/A	— *	1	—	—
Shares redeemed:
Class A	(2,596,209)	(2,596,209)	(7,195,998)	(7,195,998)	(22)	(220)	(2)	(19)
Class B	(143)	(143)	(704)	(704)	N/A	N/A	N/A	N/A
Class C	(1,969)	(1,969)	(3,125)	(3,125)	N/A	N/A	N/A	N/A
Class E	N/A	N/A	N/A	N/A	—	—	—	—
Class I	N/A	N/A	N/A	N/A	(163)	(1,638)	(14)	(138)
Class N	N/A	N/A	N/A	N/A	—	—	—	—
Class R	N/A	N/A	N/A	N/A	—	—	—	—
Class Y	N/A	N/A	N/A	N/A	(2)	(23)	—	—
Net increase (decrease)	(1,081)	$(1,081)	(24,116)	$(24,116)	849	$8,636	3,170	$31,815

2018	SEMIANNUAL REPORT	141

	Ivy Government Securities Fund				Ivy IG International Small Cap Fund
	Six months ended 3-31-18 (Unaudited)		Year ended 9-30-17		Six months ended 3-31-18 (Unaudited)		Period from 1-10-17 (commencement of operations) to 9-30-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	832	$4,460	1,863	$10,167	1,119	$13,931	1,135	$11,575
Class B	2	11	8	44	N/A	N/A	N/A	N/A
Class C	13	70	33	179	150	1,881	106	1,059
Class E	46	250	N/A	N/A	N/A	N/A	N/A	N/A
Class I	5,635	30,089	41,028	223,314	2,766	35,023	2,326	24,117
Class N	39,204	212,420	N/A	N/A	7,630	93,717	45	450
Class R	46	250	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	46	250	N/A	N/A	295	3,808	46	461
Shares issued in reinvestment of distributions to shareholders:
Class A	80	429	231	1,252	— *	6	—	—
Class B	— *	— *	— *	2	N/A	N/A	N/A	N/A
Class C	1	3	2	13	—	—	—	—
Class E	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class I	174	933	489	2,655	3	43	—	—
Class N	239	1,274	N/A	N/A	28	344	—	—
Class R	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	—	—	N/A	N/A	— *	2	—	—
Shares redeemed:
Class A	(2,284)	(12,220)	(7,181)	(38,922)	(904)	(11,197)	(44)	(459)
Class B	(35)	(187)	(93)	(505)	N/A	N/A	N/A	N/A
Class C	(275)	(1,475)	(192)	(1,045)	(102)	(1,269)	—	—
Class E	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class I	(37,630)	(203,714)	(13,773)	(74,769)	(1,651)	(20,722)	(63)	(717)
Class N	(2,847)	(15,205)	N/A	N/A	(687)	(8,779)	—	—
Class R	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class Y	—	—	N/A	N/A	(67)	(844)	—	—
Net increase (decrease)	3,247	$17,638	22,415	$122,385	8,580	$105,944	3,551	$36,486

142	SEMIANNUAL REPORT	2018

	Ivy Pictet Emerging Markets Local Currency Debt Fund				Ivy Pictet Targeted Return Bond Fund
	Six months ended 3-31-18 (Unaudited)		Year ended 9-30-17		Six months ended 3-31-18 (Unaudited)		Year ended 9-30-17
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	629	$5,955	972	$9,026	270	$2,707	780	$7,824
Class C	25	236	30	269	7	69	26	257
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	3,401	32,240	3,617	33,513	3,231	32,561	7,783	78,164
Class N	212	1,976	6,880	63,387	223	2,257	19,880	198,994
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	13	119	72	645	— *	— *	—	—
Shares issued in reinvestment of distributions to shareholders:
Class A	19	174	—	—	8	79	25	244
Class C	1	6	—	—	— *	2	— *	4
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	155	1,423	—	—	79	799	208	2,057
Class N	163	1,499	—	—	62	623	— *	4
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	— *	3	—	—	— *	— *	—	—
Shares redeemed:
Class A	(181)	(1,704)	(880)	(8,174)	(307)	(3,090)	(669)	(6,700)
Class C	(17)	(157)	(14)	(127)	(10)	(100)	(13)	(128)
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	(1,483)	(13,984)	(1,875)	(17,340)	(2,179)	(21,970)	(4,299)	(43,106)
Class N	(900)	(8,503)	(1,445)	(13,636)	(1,604)	(16,184)	(4,762)	(47,906)
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	(2)	(16)	(275)	(2,401)	—	—	—	—
Net increase (decrease)	2,035	$19,267	7,082	$65,162	(220)	$(2,247)	18,959	$189,708

	Ivy PineBridge High Yield Fund
	Six months ended 3-31-18 (Unaudited)		Period from 5-18-17 (commencement of operations) to 9-30-17
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	167	$1,680	1,192	$11,991
Class I	1,942	19,402	3,431	34,479
Class N	353	3,556	6,703	67,111
Class R	—	—	50	500
Shares issued in reinvestment of distributions to shareholders:
Class A	5	49	— *	3
Class I	34	342	3	28
Class N	107	1,065	47	476
Class R	—	—	—	—
Shares redeemed:
Class A	(36)	(359)	(553)	(5,593)
Class I	(143)	(1,412)	(1,234)	(12,475)
Class N	(347)	(3,468)	(3,382)	(34,102)
Class R	—	—	—	—
Net increase	2,082	$20,855	6,257	$62,418

*	Not shown due to rounding.

2018	SEMIANNUAL REPORT	143

10.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statement of Operations. As of March 31, 2018, there were no outstanding bridge loan commitments.

11.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Apollo Multi-Asset Income Fund	$506,242	$41,545	$13,521	$28,024
Ivy Apollo Strategic Income Fund	507,999	6,421	10,746	(4,325)
Ivy Bond Fund	1,051,705	11,553	26,303	(14,750)
Ivy California Municipal High Income Fund	25,109	312	173	139
Ivy Cash Management Fund	1,394,059	—	—	—
Ivy Crossover Credit Fund	39,434	27	1,085	(1,058)
Ivy Government Securities Fund	415,191	459	10,265	(9,806)
Ivy IG International Small Cap Fund	143,433	14,613	3,674	10,939
Ivy Pictet Emerging Markets Local Currency Debt Fund	131,302	59,015	57,824	1,191
Ivy Pictet Targeted Return Bond Fund	280,112	58,250	53,791	4,459
Ivy PineBridge High Yield Fund	82,663	326	2,375	(2,049)

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended September 30, 2017 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Apollo Multi-Asset Income Fund	$5,761	$34	$—	$669	$—
Ivy Apollo Strategic Income Fund	3,242	318	—	—	—
Ivy Bond Fund	2,330	—	—	1,550	—
Ivy California Municipal High Income Fund	44	—	—	—	—
Ivy Cash Management Fund	193	—	—	—	—
Ivy Crossover Credit Fund	391	—	—	—	—
Ivy Government Securities Fund	111	—	—	—	—
Ivy IG International Small Cap Fund	437	—	—	—	—
Ivy Pictet Emerging Markets Local Currency Debt Fund	2,910	—	—	—	—
Ivy Pictet Targeted Return Bond Fund	—	—	—	83	962
Ivy PineBridge High Yield Fund	557	—	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended September 30, 2017 and 2016 were as follows:

	September 30, 2017		September 30, 2016
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Apollo Multi-Asset Income Fund	$16,104	$675	$5,143	$6
Ivy Apollo Strategic Income Fund	18,221	227	5,272	—
Ivy Bond Fund	37,953	13,931	25,748	12,277
Ivy California Municipal High Income Fund	328	—	N/A	N/A

144	SEMIANNUAL REPORT	2018

	September 30, 2017		September 30, 2016
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Cash Management Fund	$3,740	$—	$283	$—
Ivy Crossover Credit Fund	305	—	N/A	N/A
Ivy Government Securities Fund	4,039	—	3,659	—
Ivy IG International Small Cap Fund	—	—	N/A	N/A
Ivy Pictet Emerging Markets Local Currency Debt Fund	—	—	—	—
Ivy Pictet Targeted Return Bond Fund	2,231	446	—	—
Ivy PineBridge High Yield Fund	827	—	N/A	N/A

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was September 30, 2012. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by the Fund electing to be taxed as a regulated investment company during the year ended September 30, 2017:

	Pre-Enactment	Post-Enactment
Fund	2019	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Apollo Multi-Asset Income Fund	$—	$—	$—
Ivy Apollo Strategic Income Fund	—	—	—
Ivy Bond Fund	—	—	—
Ivy California Municipal High Income Fund	—	—	—
Ivy Cash Management Fund	65	—	—
Ivy Crossover Credit Fund	—	—	—
Ivy Government Securities Fund	—	3,057	925
Ivy IG International Small Cap Fund	—	9	—
Ivy Pictet Emerging Markets Local Currency Debt Fund	—	353	318
Ivy Pictet Targeted Return Bond Fund	—	—	—
Ivy PineBridge High Yield Fund	—	—	—

2018	SEMIANNUAL REPORT	145

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS	IVY FUNDS

Ivy Bond Fund and Ivy Government Securities Fund

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on May 15 and 16, 2017, the trustees, including all of the trustees who are not “interested persons” (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an amendment to the Investment Management Agreement (the “Management Agreement”) between Ivy Investment Management Company (“IICO”) and the Trust, on behalf of the Ivy Bond Fund and the Ivy Government Securities Fund (each, a “Fund,” and together, the “Funds”), to include the Funds under the Management Agreement.

The Independent Trustees were assisted in their consideration of the Management Agreement by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel had provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its review of the Management Agreement, including, among other things, the nature and the quality of the services proposed to be provided to the Funds by IICO, potential profitability of IICO (including any fall-out benefits) from its proposed relationship with the Funds, projected economies of scale, the role played by the Independent Trustees and information on comparative fees and expenses. The material factors and conclusions that formed the basis for the Board’s determination to approve the Management Agreement are discussed below.

The Board took into account that it previously had authorized the filing of an amendment to the Trust’s registration statement to commence the Funds in anticipation of serving as shell funds into which the assets and liabilities of the Waddell & Reed Advisors Bond Fund and the Waddell & Reed Advisors Government Securities Funds, respectively, (collectively, the “Existing Funds”) would merge. The Board took into further account that the proposed investment advisory fees, including breakpoints, for the Funds, and their expense structure was proposed to be identical to those of the Existing Funds.

The Board noted that because the Funds are designed to mirror the Existing Funds, they appear to be designed to be able to achieve acceptable performance. The Board also considered the proposed expenses of the Funds, the cost of the services proposed to be provided by IICO, including as compared to the other Funds in the Ivy Funds family, the Existing Funds and comparable funds, and the proposed expense reimbursement agreement, and concluded that the proposed expenses of the Funds were acceptable. The Board, however, did not discuss the projected profitability of IICO in managing the Funds because the Funds had not yet commenced operations, but noted that it would monitor profitability once the Funds begin operations. The Board also considered the nature, extent and quality of services proposed to be provided to the Funds by IICO, taking into account that the investment objective and strategy of the Funds are identical to the Existing Funds, the Board’s experience with the Existing Funds and the management of the Existing Funds by an affiliate of IICO. The Board also considered other services proposed to be provided to the Funds by IICO based upon their current experiences with IICO, such as IICO’s ability to monitor adherence to the Funds’ investment restrictions, producing reports, providing support services for the Board and Board committees on Fund matters, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services proposed to be provided by IICO are reasonable, considering the quality of the services currently provided by IICO for other funds in the Ivy Funds family and by its affiliate to the Existing Funds. The Board also discussed whether IICO would derive any other direct or indirect benefits from serving as investment adviser to the Funds. The Board considered the benefits that would accrue to IICO from its relationship with the Funds, including the fact that a variety of services for the Funds are proposed to be provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After consideration of these and other factors, the Board concluded that neither IICO nor any of its affiliates would receive any additional direct or indirect benefits that would preclude the Board from approving the amendment to the Management Agreement with IICO.

Ivy Cash Management Fund

At a meeting of the Board of Trustees (the “Board”) of Ivy Funds (the “Trust”) held on February 20 and 21, 2018, the trustees, including all of the trustees who are not “interested persons” (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an amendment to the Investment Management Agreement (the “Management Agreement”) between Ivy Investment Management Company (“IICO”) and the Trust, on behalf of the Ivy Cash Management Fund (the “Fund”) to include the Fund under the Management Agreement.

The Independent Trustees were assisted in their consideration of the Management Agreement by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel had provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its review of the Management Agreement, including, among other things, the nature and the quality of the services proposed to be provided to the Fund by IICO, potential profitability of IICO (including any fall-out benefits) from its proposed relationship with the

146	SEMIANNUAL REPORT	2018

Fund, projected economies of scale, the role played by the Independent Trustees and information on comparative fees and expenses. The material factors and conclusions that formed the basis for the Board’s determination to approve the Management Agreement are discussed below.

The Board took into account that it previously had authorized the filing of an amendment to the Trust’s registration statement to commence the formation of the Fund in anticipation of serving as a shell fund into which the assets and liabilities of the Waddell & Reed Advisors Cash Management Fund (the “Existing Fund”) would merge. The Board took into further account that the proposed investment advisory fees, including breakpoints, for the Fund, and its expense structure was proposed to be identical to those of the Existing Fund.

The Board noted that because the Fund is designed to mirror the Existing Fund, it appeared to be designed to be able to achieve acceptable performance. The Board also considered the proposed expenses of the Fund, the cost of the services proposed to be provided by IICO, including as compared to the other Funds in the Ivy Funds family, the Existing Fund and comparable funds, and the proposed expense reimbursement agreement, and concluded that the proposed expenses of the Fund were acceptable. The Board, however, did not discuss the projected profitability of IICO in managing the Fund because the Fund had not yet commenced operations, but noted that it would monitor profitability once the Fund begins operations. The Board also considered the nature, extent and quality of services proposed to be provided to the Fund by IICO, taking into account that the investment objective and strategy of the Fund is identical to the Existing Fund, the Board’s experience with the Existing Fund and the management of the Existing Fund by an affiliate of IICO. The Board also considered other services proposed to be provided to the Fund by IICO based upon their current experiences with IICO, such as IICO’s ability to monitor adherence to the Fund’s investment restrictions, producing reports, providing support services for the Board and Board committees on Fund matters, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services proposed to be provided by IICO are reasonable, considering the quality of the services currently provided by IICO for other funds in the Ivy Funds family and by its affiliate to the Existing Fund. The Board also discussed whether IICO would derive any other direct or indirect benefits from serving as investment adviser to the Fund. The Board considered the benefits that would accrue to IICO from its relationship with the Fund, including the fact that a variety of services for the Fund are proposed to be provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After consideration of these and other factors, the Board concluded that neither IICO nor any of its affiliates would receive any additional direct or indirect benefits that would preclude the Board from approving the amendment to the Management Agreement with IICO.

2018	SEMIANNUAL REPORT	147

PROXY VOTING INFORMATION	IVY FUNDS

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY FUNDS

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

148	SEMIANNUAL REPORT	2018

This page has been intentionally left blank

2018	SEMIANNUAL REPORT	149

This page has been intentionally left blank

150	SEMIANNUAL REPORT	2018

THE IVY FUNDS FAMILY

Domestic Equity Funds

Ivy Accumulative Fund

Ivy Core Equity Fund

Ivy Large Cap Growth Fund

Ivy Micro Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Core Fund

Ivy Small Cap Growth Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

Global/International Funds

Ivy Cundill Global Value Fund

Ivy Emerging Markets Equity Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy European Opportunities Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy Global Income Allocation Fund

Ivy IG International Small Cap Fund

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Index Funds

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Ivy ProShares Russell 2000 Dividend Growers Index Fund

Ivy ProShares Interest Rate Hedged High Yield Index Fund

Ivy ProShares S&P 500 Bond Index Fund

Ivy ProShares MSCI ACWI Index Fund

Speciality Funds

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy Natural Resources Fund

Ivy LaSalle Global Real Estate Fund

Ivy LaSalle Global Risk-Managed Real Estate Fund

Ivy Advantus Real Estate Securities Fund

Ivy Science and Technology Fund

Ivy Wilshire Global Allocation Fund

Fixed Income Funds

Ivy Apollo Strategic Income Fund

Ivy Advantus Bond Fund

Ivy Bond Fund

Ivy California Municipal High Income Fund

Ivy Crossover Credit Fund

Ivy Global Bond Fund

Ivy Government Money Market Fund

Ivy Government Securities Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pictet Targeted Return Bond Fund

Ivy PineBridge High Yield Fund

Money Market Fund

Ivy Cash Management Fund

1.800.777.6472

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Distributors, Inc.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of a mutual fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at www.ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2018	SEMIANNUAL REPORT	151

SEMIANN-IVYALT (3-18)

Semiannual Report MARCH 31, 2018

Ticker
	Class A	Class E	Class I	Class N	Class R
IVY FUNDS

Ivy ProShares Interest Rate Hedged High Yield Index Fund	IAIRX	IIREX	IIIRX	IIRNX	IIRRX

Ivy ProShares MSCI ACWI Index Fund	IMWAX	IMWEX	IMWIX	IMCNX	IMCRX

Ivy ProShares Russell 2000 Dividend Growers Index Fund	IRUAX	IRUEX	IRUIX	IRUNX	IRURX

Ivy ProShares S&P 500 Bond Index Fund	IAPRX	IPREX	IPRIX	IPRNX	IPRRX

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	IDAAX	IDAEX	IDAIX	IDANX	IDARX

IVY INVESTMENTS® refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY FUNDS

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2

PRESIDENT’S LETTER	IVY FUNDS

MARCH 31, 2018 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

The last six months brought a tale of two markets, initially trending upward, and then disrupted by volatility in the latter part of the period. Overall, growth in global gross domestic product (GDP) reached the fastest rate in six years by the end of 2017, and the global economy entered 2018 with strong momentum, bolstering hopes of continued positive gains in financial markets. A variety of concerns, highlighted by escalating global trade disputes ushered in the volatility. What’s next for investors?

While we remain positive on the economy and do not foresee a recession over the next 12 months, we believe that increased volatility is here to stay. We think markets will continue to grapple with the implications of several factors, including stronger growth, rising inflation and trade frictions.

In the U.S., tax cuts, deregulation and solid economic fundamentals are likely to boost GDP growth this year. See the table for a fiscal a comparison of some common market metrics.

We believe the tax cuts that took effect this year will add a few tenths to the growth rate of an economy that already was improving. We think spending on capital equipment will continue to recover on the back of deregulation and rising business confidence, as well as incentives included in the tax cut package.

GDP growth in the eurozone improved in 2017, and we believe will continue to perform well this year. Employment is recovering and consumer income is beginning to rise in some countries, which is likely to support consumer spending. Emerging market economies continue to benefit from strong growth in developed markets and low interest rates globally. Global monetary policy is likely to continue to move away from the ultra-accommodative stance that central banks adopted in response to the global financial crisis.

Our biggest concern coming into 2018 was related to global trade. Slow progress in renegotiations on the North American Free Trade Agreement (NAFTA), the U.S. announcement of tariffs on steel and aluminum imports, as well as a range of Chinese goods have sparked fears about potential trade disputes. We believe that policymakers will eventually seek compromises on these issues to avoid disrupting the current economic recovery.

While we remain aware of risks, we believe it is important to stay focused on the fundamentals and merits of individual market sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While those can affect every business and investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

Expanding valuations and corporate earnings growth have been key drivers in the equity markets. We believe continued earnings growth will need to carry more of the burden going forward. We see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	3/31/2018	9/30/2017
S&P 500 Index	2,640.87	2,519.36
MSCI EAFE Index	2,005.67	1,973.81
10-Year Treasury Yield	2.74%	2.33%
U.S. unemployment rate	4.1%	4.2%
30-year fixed mortgage rate	4.44%	3.83%
Oil price per barrel	$64.94	$51.67

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2012	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2018.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-17	Ending Account Value 3-31-18	Expenses Paid During Period*	Beginning Account Value 9-30-17	Ending Account Value 3-31-18	Expenses Paid During Period*
Ivy ProShares Interest Rate Hedged High Yield Index Fund
Class A	$1,000	$1,003.20	$4.51	$1,000	$1,020.44	$4.55	0.90%
Class E	$1,000	$1,003.20	$4.51	$1,000	$1,020.44	$4.55	0.90%
Class I	$1,000	$1,004.40	$3.21	$1,000	$1,021.69	$3.23	0.65%
Class N	$1,000	$1,004.40	$3.21	$1,000	$1,021.69	$3.23	0.65%
Class R	$1,000	$1,000.60	$6.80	$1,000	$1,018.15	$6.86	1.36%

See footnotes on page 5.

4	SEMIANNUAL REPORT	2018

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-17	Ending Account Value 3-31-18	Expenses Paid During Period*	Beginning Account Value 9-30-17	Ending Account Value 3-31-18	Expenses Paid During Period*
Ivy ProShares MSCI ACWI Index Fund
Class A	$1,000	$1,045.70	$4.60	$1,000	$1,020.45	$4.55	0.90%
Class E	$1,000	$1,047.40	$3.79	$1,000	$1,021.19	$3.74	0.75%
Class I	$1,000	$1,047.90	$3.28	$1,000	$1,021.69	$3.23	0.65%
Class N	$1,000	$1,047.90	$3.28	$1,000	$1,021.69	$3.23	0.65%
Class R	$1,000	$1,044.10	$7.15	$1,000	$1,017.95	$7.06	1.40%
Ivy ProShares Russell 2000 Dividend Growers Index Fund
Class A	$1,000	$962.00	$4.41	$1,000	$1,020.44	$4.55	0.90%
Class E	$1,000	$962.40	$3.92	$1,000	$1,020.94	$4.04	0.80%
Class I	$1,000	$963.20	$3.14	$1,000	$1,021.69	$3.23	0.65%
Class N	$1,000	$963.20	$3.14	$1,000	$1,021.69	$3.23	0.65%
Class R	$1,000	$960.20	$6.86	$1,000	$1,017.94	$7.06	1.40%
Ivy ProShares S&P 500 Bond Index Fund
Class A	$1,000	$978.90	$3.17	$1,000	$1,021.69	$3.23	0.65%
Class E	$1,000	$979.10	$2.97	$1,000	$1,021.94	$3.03	0.60%
Class I	$1,000	$980.20	$1.98	$1,000	$1,022.93	$2.02	0.40%
Class N	$1,000	$979.30	$1.98	$1,000	$1,022.93	$2.02	0.40%
Class R	$1,000	$976.50	$5.63	$1,000	$1,019.19	$5.75	1.15%
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
Class A	$1,000	$1,053.50	$3.80	$1,000	$1,021.19	$3.74	0.75%
Class E	$1,000	$1,053.50	$3.80	$1,000	$1,021.19	$3.74	0.75%
Class I	$1,000	$1,054.80	$2.57	$1,000	$1,022.44	$2.53	0.50%
Class N	$1,000	$1,055.70	$2.57	$1,000	$1,022.44	$2.53	0.50%
Class R	$1,000	$1,050.70	$6.56	$1,000	$1,018.56	$6.46	1.28%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2018, and divided by 365.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

2018	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Bonds	96.0%
Corporate Debt Securities	96.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.0%

Quality Weightings

Non-Investment Grade	96.0%
BB	26.2%
B	50.4%
CCC	19.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.0%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

6	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Automobile Manufacturers – 0.5%
Tesla, Inc. (GTD by SolarCity Corp.),
5.300%, 8-15-25 (A)	$150	$131

Automotive Retail – 0.2%
Allison Transmission, Inc.,
5.000%, 10-1-24 (A)	65	64

Broadcasting – 3.7%
AMC Networks, Inc.,
5.000%, 4-1-24	100	99
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11-15-22	285	290
Sirius XM Radio, Inc.:
6.000%, 7-15-24 (A)	150	154
5.000%, 8-1-27 (A)	205	193
Univision Communications, Inc.:
5.125%, 5-15-23 (A)	196	187
5.125%, 2-15-25 (A)	100	93

		1,016

Cable & Satellite – 3.2%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.125%, 5-1-27 (A)	481	456
5.000%, 2-1-28 (A)	100	94
DISH DBS Corp.:
5.875%, 11-15-24	226	202
7.750%, 7-1-26	115	108

		860

Casinos & Gaming – 5.2%
CRC Escrow Issuer LLC and CRC Finco, Inc.,
5.250%, 10-15-25 (A)	300	288
ESH Hospitality, Inc.,
5.250%, 5-1-25 (A)	50	49
Golden Nugget, Inc.,
6.750%, 10-15-24 (A)	105	106
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc.,
5.625%, 5-1-24	100	103
MGM Resorts International,
6.000%, 3-15-23	169	177
Scientific Games International, Inc. (GTD by Scientific Games Corp.),
10.000%, 12-1-22	474	510
Wynn Las Vegas LLC and Wynn Las Vegas Capital Corp.,
5.500%, 3-1-25 (A)	180	181

		1,414

Consumer Electronics – 0.4%
Spectrum Brands, Inc. (GTD by SB/RH Holdings),
5.750%, 7-15-25	115	117

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Internet & Direct Marketing Retail – 1.5%
Argos Merger Sub, Inc.,
7.125%, 3-15-23 (A)	$280	$159
Netflix, Inc.,
4.375%, 11-15-26	253	239

		398

Leisure Facilities – 0.2%
Six Flags Entertainment Corp.,
4.875%, 7-31-24 (A)	50	49

Leisure Products – 0.4%
Mattel, Inc.,
6.750%, 12-31-25 (A)	100	98

Publishing – 0.4%
Meredith Corp.,
6.875%, 2-1-26 (A)	100	103

Restaurants – 2.7%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5-15-24 (A)	211	201
5.000%, 10-15-25 (A)	216	206
Aramark Services, Inc. (GTD by Aramark Corp.),
5.000%, 2-1-28 (A)	100	98
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC,
5.000%, 6-1-24 (A)	235	233

		738

Specialized Consumer Services – 0.5%
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22 (A)	128	128

Specialty Stores – 1.0%
Arch Merger Sub, Inc.,
8.500%, 9-15-25 (A)	110	102
PetSmart, Inc.,
5.875%, 6-1-25 (A)	230	166

		268

Tires & Rubber – 0.7%
Goodyear Tire & Rubber Co. (The),
5.125%, 11-15-23	200	201

Total Consumer Discretionary – 20.6%		5,585
Consumer Staples

Drug Retail – 0.6%
Rite Aid Corp.,
6.125%, 4-1-23 (A)	175	176

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Food Retail – 1.2%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
6.625%, 6-15-24	$200	$179
5.750%, 3-15-25	165	141

		320

Packaged Foods & Meats – 1.3%
Post Holdings, Inc.,
5.000%, 8-15-26 (A)	364	346

Total Consumer Staples – 3.1%		842
Energy

Coal & Consumable Fuels – 0.5%
CONSOL Energy, Inc.,
5.875%, 4-15-22	124	125
Murray Energy Corp. (GTD by Murray Energy Holdings Co.),
11.250%, 4-15-21 (A)	50	19

		144

Oil & Gas Drilling – 1.1%
Ensco plc,
5.750%, 10-1-44	293	200
Transocean, Inc.,
9.000%, 7-15-23 (A)	80	85

		285

Oil & Gas Equipment & Services – 0.4%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7-15-25 (A)	100	104

Oil & Gas Exploration & Production – 5.6%
Antero Resources Corp.,
5.375%, 11-1-21	190	193
Ascent Resources Utica Holdings LLC and ARU Finance Corp. (GTD by Ascent Resources - Utica LLC),
10.000%, 4-1-22 (A)	163	176
California Resources Corp.,
8.000%, 12-15-22 (A)	238	187
Chesapeake Energy Corp.:
8.000%, 12-15-22 (A)	150	158
8.000%, 6-15-27 (A)	227	217
Crownrock L.P.,
5.625%, 10-15-25 (A)	100	99
Jupiter Resources, Inc.,
8.500%, 10-1-22 (A)	173	79
MEG Energy Corp.,
7.000%, 3-31-24 (A)	150	124
Sanchez Energy Corp.,
6.125%, 1-15-23	115	84
Southwestern Energy Co.,
6.700%, 1-23-25 (B)	100	97
Whiting Petroleum Corp.,
6.625%, 1-15-26 (A)	100	101

		1,515

2018	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Refining & Marketing – 0.5%
EP Energy LLC and Everest Acquisition Finance, Inc.,
8.000%, 2-15-25 (A)	$202	$135

Oil & Gas Storage & Transportation – 3.4%
Cheniere Corpus Christi Holdings LLC:
5.875%, 3-31-25	264	276
5.125%, 6-30-27	70	70
CITGO Holding, Inc.,
10.750%, 2-15-20 (A)	164	174
Energy Transfer Equity L.P.:
4.250%, 3-15-23	100	97
5.875%, 1-15-24	165	171
Sunoco GP LLC, Sunoco L.P. and Sunoco Finance Corp.,
4.875%, 1-15-23 (A)	100	96
Williams Co., Inc. (The),
4.550%, 6-24-24	50	50

		934

Total Energy – 11.5%		3,117
Financials

Consumer Finance – 2.2%
Ally Financial, Inc.,
5.750%, 11-20-25	164	169
Quicken Loans, Inc.:
5.750%, 5-1-25 (A)	150	149
5.250%, 1-15-28 (A)	220	206
Springleaf Finance Corp.,
6.125%, 5-15-22	58	59

		583

Other Diversified Financial Services – 1.0%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.000%, 8-1-20	105	107
5.875%, 2-1-22	175	176

		283

Property & Casualty Insurance – 0.4%
Hub International Ltd.,
7.875%, 10-1-21 (A)	102	106

Specialized Finance – 1.5%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6-15-21 (A)	181	185
7.125%, 6-15-24 (A)	100	107
Navient Corp.,
6.500%, 6-15-22	100	103

		395

Total Financials – 5.1%		1,367

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care

Health Care Equipment – 0.4%
DJO Finco, Inc. and DJO Finance LLC,
8.125%, 6-15-21 (A)	$100	$100

Health Care Facilities – 8.3%
AmSurg Escrow Corp.,
5.625%, 7-15-22	196	197
Community Health Systems, Inc.,
6.250%, 3-31-23	239	220
DaVita HealthCare Partners, Inc.:
5.125%, 7-15-24	130	127
5.000%, 5-1-25	201	194
FWCT-2 Escrow Corp.,
6.875%, 2-1-22	425	246
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.375%, 2-1-25	50	50
5.875%, 2-15-26	365	372
LifePoint Health, Inc.,
5.500%, 12-1-21	229	231
MPH Acquisition Holdings LLC,
7.125%, 6-1-24 (A)	141	146
Tenet Healthcare Corp.,
8.125%, 4-1-22	213	222
THC Escrow Corp. II,
6.750%, 6-15-23	240	235

		2,240

Health Care Supplies – 1.2%
Ortho-Clinical Diagnostics,
6.625%, 5-15-22 (A)	200	195
WellCare Health Plans, Inc.,
5.250%, 4-1-25	120	120

		315

Health Care Technology – 0.6%
Change Healthcare Holdings, Inc.,
5.750%, 3-1-25 (A)	165	164

Life Sciences Tools & Services – 1.6%
Avantor, Inc.:
6.000%, 10-1-24 (A)	300	298
9.000%, 10-1-25 (A)	150	147

		445

Managed Health Care – 1.1%
Centene Corp.,
4.750%, 1-15-25	210	205
Centene Escrow Corp.,
5.625%, 2-15-21	100	103

		308

Pharmaceuticals – 2.9%
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc.,
6.000%, 2-1-25 (A)	400	287
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8-1-23 (A)	52	53

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals (Continued)
VRX Escrow Corp.:
5.875%, 5-15-23 (A)	$282	$250
6.125%, 4-15-25 (A)	225	194

		784

Total Health Care – 16.1%		4,356
Industrials

Aerospace & Defense – 2.7%
Bombardier, Inc.:
8.750%, 12-1-21 (A)	170	186
7.500%, 3-15-25 (A)	156	160
KLX, Inc.,
5.875%, 12-1-22 (A)	120	124
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	50	51
6.500%, 7-15-24	200	205

		726

Air Freight & Logistics – 0.7%
XPO Logistics, Inc.,
6.500%, 6-15-22 (A)	180	186

Building Products – 0.4%
Beacon Escrow Corp.,
4.875%, 11-1-25 (A)	100	95

Construction Machinery & Heavy Trucks – 0.5%
Navistar International Corp. (GTD by Navistar, Inc.),
6.625%, 11-1-25 (A)	140	140

Diversified Support Services – 1.2%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
5.500%, 5-15-27	185	186
4.875%, 1-15-28	150	145

		331

Industrial Conglomerates – 1.1%
Griffon Corp.,
5.250%, 3-1-22	100	100
Tribune Media Co.,
5.875%, 7-15-22	205	208

		308

Security & Alarm Services – 1.3%
Prime Security Services Borrower LLC,
9.250%, 5-15-23 (A)	319	346

Trading Companies & Distributors – 0.6%
HD Supply, Inc.,
5.750%, 4-15-24 (A)	160	169

8	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Trucking – 0.8%
BlueLine Rental Corp. and BlueLine Rental LLC,
9.250%, 3-15-24 (A)	$65	$69
Hertz Corp. (The),
7.625%, 6-1-22 (A)	151	153

		222

Total Industrials – 9.3%		2,523
Information Technology

Application Software – 1.1%
Infor (U.S.), Inc.,
6.500%, 5-15-22	130	132
Solera LLC and Solera Finance, Inc.,
10.500%, 3-1-24 (A)	155	173

		305

Data Processing & Outsourced Services – 3.1%
Exela Intermediate LLC and Exela Finance, Inc.,
10.000%, 7-15-23 (A)	210	212
First Data Corp.:
7.000%, 12-1-23 (A)	565	594
5.750%, 1-15-24 (A)	42	42

		848

IT Consulting & Other Services – 0.6%
BMC Software Finance, Inc.,
8.125%, 7-15-21 (A)	165	165

Technology Hardware, Storage & Peripherals – 1.1%
EMC Corp.,
2.650%, 6-1-20	202	195
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.,
8.625%, 11-15-24 (A)	95	94

		289

Total Information Technology – 5.9%		1,607
Materials

Aluminum – 1.3%
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24 (A)	170	174
5.875%, 9-30-26 (A)	166	164

		338

Commodity Chemicals – 0.8%
NOVA Chemicals Corp.:
4.875%, 6-1-24 (A)	115	110
5.250%, 6-1-27 (A)	96	91

		201

Diversified Chemicals – 0.8%
PSPC Escrow Corp.,
6.500%, 2-1-22 (A)	205	208

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Metals & Mining – 3.1%
Cliffs Natural Resources, Inc.,
5.750%, 3-1-25 (A)	$111	$106
First Quantum Minerals Ltd.:
7.000%, 2-15-21 (A)	150	150
7.500%, 4-1-25 (A)	200	197
Freeport-McMoRan, Inc.:
3.875%, 3-15-23	235	227
5.450%, 3-15-43	185	170

		850

Metal & Glass Containers – 2.5%
Ball Corp.:
4.375%, 12-15-20	172	175
5.250%, 7-1-25	70	72
BWAY Holding Co.:
5.500%, 4-15-24 (A)	302	304
7.250%, 4-15-25 (A)	80	81
Crown Americas LLC and Crown Americas Capital Corp. IV,
4.500%, 1-15-23	50	50

		682

Paper Packaging – 0.6%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7-15-23 (A)	170	172

Specialty Chemicals – 1.7%
Ashland, Inc.,
4.750%, 8-15-22	155	157
Chemours Co. (The),
6.625%, 5-15-23	100	105
Momentive Performance Materials, Inc.,
3.880%, 10-24-21	199	209

		471

Total Materials – 10.8%		2,922
Real Estate

Real Estate Development – 0.4%
Howard Hughs Corp.,
5.375%, 3-15-25 (A)	100	99

Specialized REITs – 2.4%
Equinix, Inc.:
5.875%, 1-15-26	141	147
5.375%, 5-15-27	150	152
Iron Mountain, Inc.,
4.875%, 9-15-27 (A)	240	222
Uniti Group L.P., Uniti Group Finance, Inc. and CSL Capital LLC,
8.250%, 10-15-23	150	142

		663

Total Real Estate – 2.8%		762

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Telecommunication Services

Alternative Carriers – 1.7%
CommScope Technologies LLC (GTD by CommScope, Inc.),
6.000%, 6-15-25 (A)	$60	$62
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4-1-23	190	195
5.750%, 1-15-27 (A)	193	189

		446

Integrated Telecommunication Services – 4.1%
CenturyLink, Inc.,
7.500%, 4-1-24	120	121
Frontier Communications Corp.:
10.500%, 9-15-22	224	187
11.000%, 9-15-25	335	251
Olympus Merger Sub, Inc.,
8.500%, 10-15-25 (A)	100	97
Sprint Corp.:
7.875%, 9-15-23	205	209
7.125%, 6-15-24	254	248

		1,113

Wireless Telecommunication Service – 2.6%
SBA Communications Corp.,
4.875%, 9-1-24	150	147
T-Mobile USA, Inc.:
6.625%, 4-1-23	255	263
6.500%, 1-15-26	280	298

		708

Total Telecommunication Services – 8.4%		2,267
Utilities

Electric Utilities – 2.4%
Calpine Corp.,
5.750%, 1-15-25	220	202
Dynegy, Inc.:
7.375%, 11-1-22	100	105
7.625%, 11-1-24	201	217
NRG Energy, Inc.,
6.625%, 1-15-27	134	137

		661

Total Utilities – 2.4%		661

TOTAL CORPORATE DEBT SECURITIES – 96.0%		$26,009
(Cost: $26,951)

2018	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND

MARCH 31, 2018 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 2.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.980%, 4-5-18 (C)	$775	$775

TOTAL SHORT-TERM SECURITIES – 2.9%		$775
(Cost: $775)

TOTAL INVESTMENT SECURITIES – 98.9%		$26,784
(Cost: $27,726)

CASH AND OTHER ASSETS, NET OF LIABILITIES (D) – 1.1%		310

NET ASSETS – 100.0%		$27,094

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $13,736 or 50.7% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2018.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Cash of $151 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10 Year Treasury Note	Short	76	6-21-18	7,600	$(9,207)	$(66)
U.S. 2 Year Treasury Note	Short	32	6-21-18	6,400	(6,803)	— *
U.S. 5 Year Treasury Note	Short	95	6-21-18	9,500	(10,874)	(25)

					$(26,884)	$(91)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$26,009	$—
Short-Term Securities	—	775	—
Total	$—	$26,784	$—

Liabilities
Futures Contracts	$91	$—	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY PROSHARES MSCI ACWI INDEX FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Stocks	99.5%
Financials	18.8%
Information Technology	18.6%
Consumer Discretionary	11.9%
Health Care	11.0%
Industrials	10.9%
Consumer Staples	8.1%
Energy	6.3%
Materials	5.1%
Real Estate	3.4%
Utilities	2.7%
Telecommunication Services	2.7%
Cash and Other Assets (Net of Liabilities)	0.5%

Country Weightings

North America	54.8%
United States	51.4%
Other North America	3.4%
Europe	22.6%
United Kingdom	5.2%
France	3.5%
Other Europe	13.9%
Pacific Basin	19.1%
Japan	7.9%
Other Pacific Basin	11.2%
Other	1.9%
South America	0.9%
Bahamas/Caribbean	0.2%
Cash and Other Assets (Net of Liabilities)	0.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
Microsoft Corp.	United States	Information Technology	Systems Software
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Facebook, Inc., Class A	United States	Information Technology	Internet Software & Services
JPMorgan Chase & Co.	United States	Financials	Other Diversified Financial Services
Johnson & Johnson	United States	Health Care	Pharmaceuticals
Alphabet, Inc., Class C	United States	Information Technology	Internet Software & Services
Tencent Holdings Ltd.	China	Information Technology	Internet Software & Services
Alphabet, Inc., Class A	United States	Information Technology	Internet Software & Services
Exxon Mobil Corp.	United States	Energy	Oil & Gas Exploration & Production

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

2018	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Consumer Discretionary – 0.1%
Aristocrat Leisure Ltd.	2	$39

Consumer Staples – 0.2%
Wesfarmers Ltd.	2	70
Woolworths Ltd.	2	46

		116

Energy – 0.1%
Oil Search Ltd.	4	20
Origin Energy Ltd. (A)	4	28
Woodside Petroleum Ltd.	2	45

		93

Financials – 0.8%
AMP Ltd.	7	27
Australia and New Zealand Banking Group Ltd.	5	114
Commonwealth Bank of Australia	3	180
Insurance Australia Group Ltd.	7	40
Macquarie Group Ltd.	1	58
National Australia Bank Ltd.	5	108
QBE Insurance Group Ltd.	4	32
Suncorp Group Ltd.	3	31
Westpac Banking Corp.	6	141

		731

Health Care – 0.1%
CSL Ltd.	1	113
Ramsay Health Care Ltd.	1	25
Sonic Healthcare Ltd.	1	24

		162

Industrials – 0.1%
Aurizon Holdings Ltd.	6	20
Brambles Ltd.	4	27
Sydney Airport	4	19
Transurban Group	5	48

		114

Materials – 0.3%
Amcor Ltd.	3	33
BHP Billiton plc	10	220
Newcrest Mining Ltd.	2	32
South32 Ltd.	15	37

		322

Real Estate – 0.3%
Dexus	3	20
Goodman Group	5	33
GPT Group	8	29
Lendlease Group	2	20
Mirvac Group	11	19
Scentre Group	11	34
Stockland Corp. Ltd.	6	19
Vicinity Centres	13	23
Westfield Corp.	5	32

		229

Telecommunication Services – 0.0%
Telstra Corp. Ltd. ADR	8	20

COMMON STOCKS (Continued)	Shares		Value
Utilities – 0.1%
AGL Energy Ltd.	2		$25
APA Group	5		29

			54

Total Australia – 2.1%			$1,880
Austria

Energy – 0.0%
OMV AG	1		31

Financials – 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	1		56

Total Austria – 0.1%			$87

Belgium

Consumer Staples – 0.2%
InBev N.V.	1		161

Financials – 0.2%
ageas N.V.	1		40
KBC Group N.V.	1		61

			101

Health Care – 0.1%
UCB S.A./N.V.	1		42

Materials – 0.1%
Solvay S.A.	—	*	47

Total Belgium – 0.6%			$351
Bermuda

Financials – 0.2%
Arch Capital Group Ltd. (A)	—	*	22
Everest Re Group Ltd.	—	*	31
XL Group Ltd.	1		35

			88

Total Bermuda – 0.2%			$88
Brazil

Consumer Discretionary – 0.1%
Kroton Educacional S.A.	4		17
Lojas Renner S.A.	3		36

			53

Consumer Staples – 0.1%
Ambev S.A.	10		77

Energy – 0.1%
Petroleo Brasileiro S.A. (A)	14		96
Ultrapar Participacoes S.A.	2		34

			130

Financials – 0.4%
Banco Bradesco S.A.	9		105
Banco do Brasil S.A.	2		28
BB Seguridade Participacoes S.A.	2		21

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
BM&F Bovespa S.A.	7		$55
Itau Unibanco Holdings S.A.	7		114
Itausa Investimentos Itau S.A.	14		61

			384

Industrials – 0.0%
CCR S.A.	6		22

Information Technology – 0.0%
Cielo S.A.	3		18
MercadoLibre, Inc.	—	*	32

			50

Materials – 0.1%
Vale S.A.	7		85

Telecommunication Services – 0.0%
Telefonica Brasil S.A.	1		22

Utilities – 0.0%
Equatorial Energia S.A.	1		28

Total Brazil – 0.8%			$851
Canada

Consumer Discretionary – 0.2%
Canadian Tire Corp. Ltd., Class A	—	*	29
Dollarama, Inc.	—	*	50
Magna International, Inc.	1		42
Restaurant Brands International, Inc.	—	*	26
Shaw Communications, Inc., Class B	2		33
Thomson Reuters Corp.	—	*	16

			196

Consumer Staples – 0.1%
Alimentation Couche-Tard, Inc., Class B	1		44
Loblaw Cos. Ltd.	—	*	23
Metro, Inc.	1		22
Saputo, Inc.	1		22

			111

Energy – 0.6%
Canadian Natural Resources Ltd.	2		74
Cenovus Energy, Inc.	2		21
Crescent Point Energy Corp.	3		17
Enbridge, Inc.	3		106
EnCana Corp.	3		31
Imperial Oil Ltd.	—	*	11
Inter Pipeline Ltd.	2		31
Keyera Corp.	1		23
Pembina Pipeline Corp.	1		42
Suncor Energy, Inc.	3		111
TransCanada Corp.	2		73

			540

Financials – 1.2%
Bank of Montreal	1		89
Bank of Nova Scotia (The)	2		133
Brookfield Asset Management, Inc., Class A	2		64

12	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
Canadian Imperial Bank of Commerce	1		$71
CI Financial Corp.	1		30
Fairfax Financial Holdings Ltd.	—	*	32
Intact Financial Corp.	—	*	30
Manulife Financial Corp.	4		69
National Bank of Canada	1		41
Royal Bank of Canada	3		206
Sun Life Financial, Inc.	1		48
Toronto-Dominion Bank	3		193

			1,006

Industrials – 0.3%
CAE, Inc.	1		27
Canadian National Railway Co.	1		100
Canadian Pacific Railway Ltd.	—	*	59
SNC-Lavalin Group, Inc.	1		25

			211

Information Technology – 0.1%
CGI Group, Inc., Class A (A)	—	*	28
Constellation Software, Inc.	—	*	41
OpenText Corp.	1		26

			95

Materials – 0.3%
Agnico-Eagle Mines Ltd.	1		32
Agrium, Inc.	1		71
Barrick Gold Corp.	3		38
Franco-Nevada Corp.	1		44
Goldcorp, Inc.	3		37
Teck Cominco Ltd.	1		31
Wheaton Precious Metals Corp.	2		34

			287

Telecommunication Services – 0.1%
Rogers Communications, Inc., Class B	1		39
TELUS Corp.	—	*	14

			53

Utilities – 0.1%
Canadian Utilities Ltd., Class A	1		18
Fortis, Inc.	1		38

			56

Total Canada – 3.0%			$2,555
Chile

Consumer Discretionary – 0.0%
Saci Falabella	2		20

Financials – 0.0%
Banco Santander Chile	400		34

Utilities – 0.0%
Enel Americas S.A.	142		33

Total Chile – 0.0%			$87

COMMON STOCKS (Continued)	Shares		Value
China

Consumer Discretionary – 0.3%
Ctrip.com International Ltd. (A)	1		$49
Geely Automobile Holdings Ltd.	13		37
JD.com, Inc. ADR (A)	2		64
New Oriental Education & Technology Group, Inc. ADR	—	*	40
YUM! Brands, Inc.	1		39

			229

Consumer Staples – 0.1%
China Mengniu Dairy Co. Ltd.	10		36
Hengan International Group Co. Ltd.	3		26

			62

Energy – 0.2%
China Petroleum & Chemical Corp., H Shares	54		48
China Shenhua Energy Co. Ltd., H Shares	11		27
CNOOC Ltd.	43		63
PetroChina Co. Ltd., H Shares	44		30

			168

Financials – 1.0%
Bank of Communications Co. Ltd.	35		27
BOC Hong Kong (Holdings) Ltd., H Shares	179		98
China Construction Bank Corp.	176		184
China Life Insurance Co. Ltd., H Shares	19		52
China Merchants Bank Co. Ltd., H Shares	11		48
China Minsheng Banking Corp. Ltd., H Shares	25		25
China Pacific Insurance (Group) Co. Ltd., H Shares	8		38
CITIC Securities Co. Ltd., H Shares	11		26
Industrial and Commercial Bank of China Ltd., H Shares	162		141
Ping An Insurance (Group) Co. of China Ltd., H Shares	12		127

			766

Health Care – 0.0%
Sinopharm Group Co. Ltd., H Shares	4		22

Industrials – 0.0%
China Communications Construction Co. Ltd., H Shares	17		17
China Merchants Holdings (International) Co. Ltd.	9		20

			37

Information Technology – 1.5%
Alibaba Group Holding Ltd. ADR (A)	2		429
Baidu.com, Inc. ADR (A)	1		133
NetEase.com, Inc. ADR	—	*	52
Tencent Holdings Ltd.	12		621

			1,235

COMMON STOCKS (Continued)	Shares		Value
Real Estate – 0.0%
China Overseas Land & Investment Ltd.	12		$43

Telecommunication Services – 0.1%
China Mobile Ltd.	12		113
China Telecom Corp. Ltd.	44		19
China Unicom Ltd.	23		29

			161

Utilities – 0.0%
China Resources Power Holdings Co. Ltd.	12		22

Total China – 3.2%			$2,745
Denmark

Consumer Discretionary – 0.0%
Pandora Holding A.S.	—	*	28

Financials – 0.1%
Danske Bank A.S.	2		69

Health Care – 0.3%
Genmab A.S. (A)	—	*	33
Novo Nordisk A/S, Class B	4		190
Novozymes A/S, Class B	1		45

			268

Industrials – 0.2%
A.P. Moller - Maersk A/S (A)	—	*	31
DSV A/S	1		59
ISS A/S	1		30
Vestas Wind Systems A/S	—	*	35

			155

Materials – 0.1%
Chr. Hansen Holding A/S	1		47

Utilities – 0.0%
DONG Energy A/S	1		35

Total Denmark – 0.7%			$602
Finland

Financials – 0.1%
Sampo plc, A Shares	1		39

Industrials – 0.0%
Kone Oyj, Class B	1		29
Wartsila Oyj Abp	1		24

			53

Information Technology – 0.1%
Nokia OYJ	12		68

Materials – 0.1%
UPM-Kymmene Corp.	1		50

Total Finland – 0.3%			$210

2018	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
France

Consumer Discretionary – 0.7%
Accor S.A.	1		$32
Compagnie Generale des Etablissements Michelin, Class B	—	*	61
LVMH Moet Hennessy - Louis Vuitton	1		166
Peugeot S.A.	1		35
Pinault-Printemps-Redoute S.A.	—	*	94
Publicis Groupe S.A.	1		37
Renault S.A.	—	*	47
Sodexo S.A.	—	*	26
Valeo S.A.	1		46
Vivendi Universal	3		70

			614

Consumer Staples – 0.3%
Carrefour S.A.	1		24
Danone S.A.	1		102
L’Oreal	—	*	107
Pernod Ricard S.A.	1		87

			320

Energy – 0.3%
Total S.A.	4		253

Financials – 0.5%
Axa S.A.	4		95
BNP Paribas S.A.	2		167
Credit Agricole Group	3		47
Societe Generale S.A.	2		85

			394

Health Care – 0.3%
Essilor International S.A.	—	*	62
Sanofi-Aventis	2		182

			244

Industrials – 0.7%
Airbus SE	1		139
Bouygues S.A.	1		36
Compagnie de Saint-Gobain	1		56
Legrand S.A.	1		67
Safran	1		84
Schneider Electric S.A.	1		109
Thales	—	*	34
Vinci	1		101

			626

Information Technology – 0.2%
Atos S.A.	—	*	38
Cap Gemini S.A.	—	*	62
Dassault Systemes S.A.	—	*	52

			152

Materials – 0.1%
L Air Liquide S.A.	1		121

Real Estate – 0.2%
Gecina	—	*	43
Klepierre	1		30
Unibail-Rodamco	—	*	55

			128

COMMON STOCKS (Continued)	Shares		Value
Telecommunication Services – 0.1%
Orange S.A.	4		$62

Utilities – 0.1%
ENGIE	4		71
Veolia Environnement S.A.	2		42

			113

Total France – 3.5%			$3,027
Germany

Consumer Discretionary – 0.5%
adidas AG	—	*	100
Bayerische Motoren Werke AG	1		69
Continental AG	—	*	62
Daimler AG	2		152
Porsche Automobil Holding SE	—	*	38
ProSiebenSat. 1 Media SE	1		24
TUI AG	2		36

			481

Consumer Staples – 0.0%
Beiersdorf Aktiengesellschaft	—	*	36
Henkel AG & Co. KGaA	—	*	26

			62

Financials – 0.6%
Allianz AG, Registered Shares	1		191
Commerzbank AG	3		42
Deutsche Bank AG	4		61
Deutsche Boerse AG	—	*	56
Hannover Ruckversicherungs-Aktiengesellschaft	—	*	24
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	69

			443

Health Care – 0.4%
Bayer AG	2		186
Fresenius Medical Care AG & Co. KGaA	1		53
Fresenius SE & Co. KGaA	1		59
Merck KGaA	—	*	28

			326

Industrials – 0.3%
Brenntag AG	—	*	26
Deutsche Post AG	2		86
GEA Group Aktiengesellschaft, Bochum	1		21
Siemens AG	1		190
Thyssenkrupp AG	1		25

			348

Information Technology – 0.3%
Infineon Technologies AG	3		80
SAP AG	2		190

			270

Materials – 0.5%
BASF Aktiengesellschaft	2		177

COMMON STOCKS (Continued)	Shares		Value
Materials (Continued)
Covestro AG	—	*	$40
HeidelbergCement AG	—	*	26
Lanxess AG	—	*	25
Linde AG	—	*	89
Symrise AG	1		42

			399

Real Estate – 0.2%
Deutsche Wohnen AG	1		42
Vonovia SE	1		65

			107

Telecommunication Services – 0.1%
Deutsche Telekom AG, Registered Shares	6		98

Utilities – 0.2%
E.ON AG	5		57
RWE Aktiengesellschaft	2		37

			94

Total Germany – 3.1%			$2,628
Hong Kong

Consumer Discretionary – 0.1%
Galaxy Entertainment Group	6		58
Techtronic Industries Co. Ltd.	6		36

			94

Consumer Staples – 0.0%
WH Group Ltd.	32		34

Financials – 0.6%
Agricultural Bank of China Ltd., H Shares	76		44
AIA Group Ltd.	25		210
Bank of East Asia Ltd. (The)	7		27
BOC Hong Kong (Holdings) Ltd.	10		47
Hang Seng Bank Ltd.	2		50
Hong Kong Exchanges and Clearing Ltd.	3		101

			479

Industrials – 0.2%
Cheung Kong Infrastructure Holdings Ltd.	4		31
Jardine Matheson Holdings Ltd.	1		33
Jardine Strategic Holdings Ltd.	1		25
MTR Corp. Ltd.	7		38

			127

Real Estate – 0.7%
Cheung Kong (Holdings) Ltd.	14		140
China Resources Land Ltd.	10		37
Hang Lung Properties Ltd.	16		43
Henderson Land Development Co. Ltd.	6		38
Hongkong Land Holdings Ltd.	4		28
Hysan Development Co. Ltd.	5		28
Kerry Properties Ltd.	6		28
Link (The)	7		58

14	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Real Estate (Continued)
New World Development Co. Ltd.	31	$45
Sino Land Co. Ltd.	19	31
Sun Hung Kai Properties Ltd.	4	62
Swire Pacific Ltd., Class A	3	27
Wharf (Holdings) Ltd. (The)	10	47
Wheelock and Co. Ltd.	3	25

		637

Utilities – 0.2%
CLP Holdings Ltd.	5	48
Hong Kong & China Gas Co. Ltd.	27	57
Power Assets Holdings Ltd.	5	46

		151

Total Hong Kong – 1.8%		$1,522
India

Consumer Discretionary – 0.1%
Tata Motors Ltd. ADR (A)	2	57

Energy – 0.2%
Reliance Industries Ltd. GDR (B)	5	140

Financials – 0.1%
ICICI Bank Ltd. ADR	7	61

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR	2	54

Industrials – 0.2%
Larsen & Toubro Ltd. GDR	6	120

Information Technology – 0.2%
Infosys Technologies Ltd. ADR	7	121
Wipro Ltd. ADR	17	89

		210

Materials – 0.1%
Vedanta Ltd. ADR	3	51

Total India – 1.0%		$693
Indonesia

Consumer Discretionary – 0.0%
PT Astra International Tbk	52	28

Financials – 0.1%
Bank Central Asia Tbk PT	30	51
PT Bank Mandiri (Persero) Tbk	56	31
PT Bank Rakyat Indonesia	145	38

		120

Telecommunication Services – 0.0%
PT Telekomunikasi Indonesia Persero Tbk	113	30

Total Indonesia – 0.1%		$178

COMMON STOCKS (Continued)	Shares		Value
Ireland

Consumer Discretionary – 0.0%
Paddy Power Betfair plc	—	*	$19

Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	39

Financials – 0.0%
Bank of Ireland (A)	2		20

Health Care – 0.2%
Medtronic plc	2		191

Information Technology – 0.2%
Accenture plc, Class A	1		163

Materials – 0.1%
CRH plc	1		50
James Hardie Industries plc, Class C	1		22

			72

Total Ireland – 0.6%			$504
Israel

Health Care – 0.0%
Teva Pharmaceutical Industries Ltd. ADR	2		31

Information Technology – 0.0%
Check Point Software Technologies Ltd. (A)	—	*	25

Total Israel – 0.0%			$56
Italy

Consumer Discretionary – 0.0%
Ferrari N.V.	—	*	37
Luxottica Group S.p.A.	—	*	19

			56

Energy – 0.1%
Eni S.p.A.	4		67

Financials – 0.3%
Assicurazioni Generali S.p.A.	2		37
Banca Intesa S.p.A.	30		111
UniCredit S.p.A.	4		88

			236

Industrials – 0.1%
Atlantia S.p.A.	1		30
CNH Industrial N.V.	2		31

			61

Telecommunication Services – 0.0%
Telecom Italia S.p.A. (A)	32		31

Utilities – 0.2%
ENEL S.p.A.	14		88
Snam S.p.A.	6		28

COMMON STOCKS (Continued)	Shares		Value
Utilities (Continued)
Terna Rete Elettrica Nazionale S.p.A.	5		$28

			144

Total Italy – 0.7%			$595
Japan

Consumer Discretionary – 1.6%
Aisin Seiki Co. Ltd.	1		30
Bridgestone Corp.	1		60
Denso Corp.	1		62
Dentsu, Inc.	1		23
Fast Retailing Co. Ltd.	—	*	50
Honda Motor Co. Ltd.	3		117
Isuzu Motors Ltd.	2		27
Koito Manufacturing Co. Ltd.	—	*	32
Mazda Motor Corp.	2		21
Nissan Motor Co. Ltd.	4		43
Nitori Co. Ltd.	—	*	36
Oriental Land Co. Ltd.	1		75
Panasonic Corp.	5		69
Rakuten, Inc.	2		17
Sekisui Chemicals Co. Ltd.	1		25
Sekisui House Ltd.	2		31
Shimano, Inc.	—	*	30
Sony Corp.	3		131
Subaru Corp.	1		42
Suzuki Motor Corp.	1		43
Toyota Industries Corp.	—	*	28
Toyota Motor Corp.	5		321
Yamaha Motor Co. Ltd.	1		32

			1,345

Consumer Staples – 0.6%
Aeon Co. Ltd.	2		28
Ajinomoto Co., Inc.	2		29
Asahi Breweries Ltd.	1		52
Japan Tobacco, Inc.	2		66
Kao Corp.	1		85
Kirin Brewery Co. Ltd.	2		57
Meiji Holdings Co. Ltd.	—	*	32
Seven & i Holdings Co. Ltd.	1		64
Shiseido Co. Ltd.	1		60
Suntory Beverage & Food Ltd.	1		26
Unicharm Corp.	1		32

			531

Energy – 0.1%
Inpex Corp.	2		30
JXTG Holdings, Inc.	8		48

			78

Financials – 0.9%
Dai-ichi Mutual Life Insurance Co. (The)	2		43
Daiwa Securities Group, Inc.	5		34
Japan Exchange Group, Inc.	1		27
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	24		158
Mizuho Financial Group, Inc.	49		90
MS&AD Insurance Group Holdings, Inc.	1		33

2018	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
NKSJ Holdings, Inc.	1		$33
Nomura Holdings, Inc.	8		49
ORIX Corp.	3		61
Resona Holdings, Inc.	7		36
Sumitomo Mitsui Financial Group, Inc.	3		119
Sumitomo Mitsui Trust Holdings, Inc.	1		36
T&D Holdings, Inc.	2		24
Tokio Marine Holdings, Inc.	1		67

			810

Health Care – 0.6%
Alfresa Holdings Corp.	1		26
Astellas Pharma, Inc.	4		66
Chugai Pharmaceutical Co. Ltd.	1		36
Daiichi Sankyo Co. Ltd.	2		51
Eisai Co. Ltd.	1		50
Olympus Corp.	1		28
Ono Pharmaceutical Co. Ltd.	1		40
Otsuka Holdings Co. Ltd.	1		46
Shionogi & Co. Ltd.	1		39
Sysmex Corp.	—	*	42
Takeda Pharmaceutical Co. Ltd.	2		73
Terumo Corp.	1		45

			542

Industrials – 2.0%
Asahi Glass Co. Ltd.	1		26
Canon, Inc.	2		84
Central Japan Railway Co.	—	*	63
Dai Nippon Printing Co. Ltd.	1		23
Dakin Industries Ltd.	1		60
East Japan Railway Co.	1		69
FANUC Ltd.	—	*	111
Hankyu Hanshin Holdings, Inc.	1		35
ITOCHU Corp.	3		62
Kajima Corp.	3		27
Kawasaki Heavy Industries Ltd.	1		21
Keio Corp.	1		28
Kintetsu Group Holdings Co. Ltd.	1		24
Komatsu Ltd.	2		75
Kubota Corp.	3		45
LIXIL Group Corp.	1		17
Marubeni Corp.	4		33
Mitsubishi Corp.	3		85
Mitsubishi Electric Corp.	4		66
Mitsubishi Heavy Industries Ltd.	1		29
Mitsui & Co. Ltd.	4		69
Nihon Densan Kabushiki Kaisha	1		87
NSK Ltd.	2		21
Obayashi Corp.	2		23
Odakyu Electric Railway Co. Ltd.	2		33
Recruit Holdings Co. Ltd.	3		67
Ricoh Co. Ltd.	2		22
Secom Co. Ltd.	1		39
Shimizu Corp.	2		20
SMC Corp.	—	*	63
Sumitomo Corp.	3		46
Sumitomo Electric Industries Ltd.	2		29
Taisei Corp.	1		37
Tobu Railway Co. Ltd.	1		41
Tokyo Corp.	2		31
Toppan Printing Co. Ltd.	3		22

COMMON STOCKS (Continued)	Shares		Value
Industrials (Continued)
Toshiba Corp.	14		$41
Toyota Tsusho Corp.	1		24
West Japan Railway Co.	—	*	35

			1,733

Information Technology – 0.8%
FUJIFILM Holdings Corp.	1		38
Fujitsu Ltd.	4		26
Hitachi Ltd.	11		78
Hoya Corp.	1		48
Keyence Corp.	—	*	134
Kyocera Corp.	1		47
Murata Manufacturing Co. Ltd.	—	*	56
Nintendo Co. Ltd.	—	*	110
NTT Data Corp.	2		25
TDK Corp.	—	*	39
Tokyo Electron Ltd.	—	*	72

			673

Materials – 0.3%
Asahi Kasei Corp.	4		53
JFE Holdings, Inc.	1		27
Kuraray Co. Ltd.	2		40
Mitsubishi Chemical Holdings Corp.	5		48
Nippon Steel & Sumitomo Metal Corp.	2		40
Nitto Denko Corp.	—	*	35
Shin-Etsu Chemical Co. Ltd.	1		95
Sumitomo Chemical Co. Ltd.	6		32
Sumitomo Metal Mining Co. Ltd.	1		39
Toray Industries, Inc.	4		40

			449

Real Estate – 0.5%
Daito Trust Construction Co. Ltd.	—	*	32
Daiwa House Industry Co. Ltd.	2		60
Mitsubishi Estate Co. Ltd.	3		51
Mitsui Fudosan Co. Ltd.	2		51
Sumitomo Realty & Development Co. Ltd.	1		44
Tokyu Fudosan Holdings Corp.	4		29

			267

Telecommunication Services – 0.4%
KDDI Corp.	4		91
Nippon Telegraph and Telephone Corp.	1		59
NTT DoCoMo, Inc.	2		56
SoftBank Group Corp.	2		118

			324

Utilities – 0.1%
Chubu Electric Power Co., Inc.	2		28
Kansai Electric Power Co., Inc.	2		26
Osaka Gas Co. Ltd.	1		25
Tokyo Gas Co. Ltd.	1		29

			108

Total Japan – 7.9%			$6,860

COMMON STOCKS (Continued)	Shares	Value
Luxembourg

Consumer Discretionary – 0.0%
SES Global S.A.	1	$14

Materials – 0.1%
ArcelorMittal	2	54

Total Luxembourg – 0.1%		$68
Macau

Consumer Discretionary – 0.0%
Sands China Ltd.	6	34

Total Macau – 0.0%		$34
Malaysia

Consumer Discretionary – 0.0%
Genting Berhad	10	22

Consumer Staples – 0.0%
IOI Corp. Berhad	26	32

Financials – 0.0%
Malayan Banking Berhad	14	38

Industrials – 0.2%
Gamuda Berhad	30	40
IJM Corp. Bhd	29	20
MISC Berhad	14	26
Sime Darby Berhad	87	60

		146

Utilities – 0.1%
Tenaga Nasional Berhad	10	43

Total Malaysia – 0.3%		$281
Mexico

Consumer Discretionary – 0.0%
Grupo Televisa S.A.B. de C.V.	7	22

Consumer Staples – 0.2%
Coca-Cola FEMSA S.A.B. de C.V., Series L	3	21
Fomento Economico Mexicano S.A.B. de C.V.	4	40
Wal-Mart de Mexico S.A.B. de C.V.	14	36

		97

Financials – 0.0%
Grupo Financiero Banorte S.A.B. de C.V.	6	39

Industrials – 0.0%
Alfa S.A.B de C.V.	15	19

Materials – 0.0%
CEMEX S.A.B. de C.V. (A)	36	24
Grupo Mexico S.A.B. de C.V.	11	37

		61

16	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Real Estate – 0.1%
Fibra Uno Administracion S.A. de C.V.	21	$32

Telecommunication Services – 0.1%
America Movil S.A.B. de C.V., Series L	77	73

Total Mexico – 0.4%		$343
Netherlands

Consumer Discretionary – 0.0%
Altice N.V., Class A (A)	1	12

Consumer Staples – 0.2%
Heineken N.V.	1	60
Koninklijke Ahold Delhaize N.V.	3	63

		123

Energy – 0.6%
Royal Dutch Shell plc, Class A	9	270
Royal Dutch Shell plc, Class B	7	224

		494

Financials – 0.3%
Aegon N.V.	4	27
ING Groep N.V., Certicaaten Van Aandelen	8	134
NN Group N.V.	1	39

		200

Health Care – 0.0%
Qiagen N.V. (A)	1	17

Industrials – 0.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	2	78
Wolters Kluwer N.V.	1	41

		119

Information Technology – 0.3%
ASML Holding N.V., Ordinary Shares	1	166
NXP Semiconductors N.V. (A)	1	76

		242

Materials – 0.2%
Akzo Nobel N.V.	1	62
Royal DSM Heerlen	1	57

		119

Telecommunication Services – 0.0%
Koninklijke KPN N.V.	8	25

Total Netherlands – 1.7%		$1,351
Norway

Consumer Staples – 0.0%
Marine Harvest ASA	1	23

Energy – 0.1%
StatoilHydro ASA	2	42

COMMON STOCKS (Continued)	Shares		Value
Financials – 0.1%
DNB ASA	2		$42
Gjensidige Forsikring ASA	1		14

			56

Industrials – 0.0%
Orkla ASA	3		31

Materials – 0.0%
Norsk Hydro ASA	4		25
Yara International ASA	1		22

			47

Telecommunication Services – 0.1%
Telenor ASA	1		34

Total Norway – 0.3%			$233
Peru

Financials – 0.1%
Credicorp Ltd.	—	*	49

Total Peru – 0.1%			$49
Philippines

Financials – 0.0%
Ayala Corp.	1		27

Real Estate – 0.0%
Ayala Land, Inc.	34		27
SM Prime Holdings, Inc.	40		26

			53

Total Philippines – 0.0%			$80
Poland

Energy – 0.0%
Polski Koncern Naftowy Orlen S.A.	1		31

Financials – 0.1%
PKO Bank Polski S.A.	4		48
Powszechny Zaklad Ubezpieczen S.A.	2		29

			77

Total Poland – 0.1%			$108
Portugal

Energy – 0.0%
Galp Energia SGPS S.A., Class B	2		38

Utilities – 0.1%
EDP - Energias de Portugal S.A.	12		45

Total Portugal – 0.1%			$83
Russia

Consumer Staples – 0.0%
Magnit PJSC GDR	1		17

COMMON STOCKS (Continued)	Shares		Value
Energy – 0.4%
OAO Novatek GDR	—	*	$39
Open Joint Stock Co. Gazprom ADR	11		56
PJSC LUKOIL ADR	1		73
Tatneft PJSC	1		47

			215

Financials – 0.1%
Sberbank of Russia PJSC ADR	6		106

Materials – 0.0%
OJSC PhosAgro GDR	2		25

Telecommunication Services – 0.0%
Mobile TeleSystems OJSC ADR	3		30

Total Russia – 0.5%			$393
Singapore

Consumer Discretionary – 0.0%
Genting Singapore plc	27		23
Singapore Press Holdings Ltd.	10		20

			43

Financials – 0.3%
DBS Group Holdings Ltd.	4		95
Oversea-Chinese Banking Corp. Ltd.	8		80
United Overseas Bank Ltd.	4		74

			249

Industrials – 0.0%
ComfortDelGro Corp. Ltd.	14		23
Keppel Corp. Ltd.	5		32
Singapore Technologies Engineering Ltd.	9		24

			79

Real Estate – 0.1%
Ascendas Real Estate Investment Trust	19		39
CapitaMall Trust	17		26

			65

Telecommunication Services – 0.1%
Singapore Telecommunications Ltd.	13		34

Total Singapore – 0.5%			$470
South Africa

Consumer Discretionary – 0.3%
Naspers Ltd., Class N	1		232

Consumer Staples – 0.1%
Bid Corp. Ltd.	2		36

Energy – 0.1%
Sasol Ltd.	2		55

Financials – 0.4%
FirstRand Ltd.	11		62
Investec plc	3		21

2018	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
Remgro Ltd.	2		$44
Sanlam Ltd.	7		50
Standard Bank Group Ltd.	4		79

			256

Health Care – 0.1%
Aspen Pharmacare Holdings Ltd.	1		28
Life Healthcare Group Holdings Ltd.	13		31

			59

Materials – 0.0%
Mondi plc	1		30

Real Estate – 0.0%
Growthpoint Properties Ltd.	12		28

Telecommunication Services – 0.1%
MTN Group Ltd.	5		55

Total South Africa – 1.1%			$751
South Korea

Consumer Discretionary – 0.2%
Coway Co. Ltd.	—	*	19
Hyundai Mobis	—	*	38
Hyundai Motor Co.	—	*	52
Kangwon Land, Inc.	1		19
Kia Motors Corp.	1		24
LG Electronics, Inc.	—	*	32

			184

Consumer Staples – 0.1%
Amorepacific Corp.	—	*	34
Korea Tobacco & Ginseng Corp.	—	*	31
LG Household & Health Care Ltd.	—	*	40

			105

Energy – 0.1%
SK Energy Co. Ltd.	—	*	45

Financials – 0.1%
Hana Financial Group, Inc.	1		41
KB Financial Group, Inc.	1		60
Samsung Fire & Marine Insurance Co. Ltd.	—	*	29
Samsung Life Insurance Co. Ltd.	—	*	24
Shinhan Financial Group Co. Ltd.	1		51
Woori Finance Holdings Co. Ltd.	2		24

			229

Health Care – 0.1%
Celltrion, Inc. (A)	—	*	52

Industrials – 0.0%
LG Corp.	—	*	30
Samsung C&T Corp.	—	*	32

			62

Information Technology – 0.8%
Naver Corp.	—	*	57
Samsung Electronics Co. Ltd.	—	*	442

COMMON STOCKS (Continued)	Shares		Value
Information Technology (Continued)
Samsung SDI Co. Ltd.	—	*	$33
SK C&C Co. Ltd.	—	*	33
SK hynix, Inc.	1		93

			658

Materials – 0.2%
Honam Petrochemical Corp.	—	*	23
Hyundai Steel Co.	—	*	20
LG Chem Ltd.	—	*	46
POSCO	—	*	61

			150

Utilities – 0.0%
Korea Electric Power Corp.	1		24

Total South Korea – 1.6%			$1,509
Spain

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	2		65

Energy – 0.0%
Repsol YPF S.A.	2		32

Financials – 0.3%
Banco Bilbao Vizcaya Argentaria S.A.	13		105
Banco de Sabadell S.A.	13		26
Banco Santander S.A.	31		205
Bankinter S.A.	3		30
CaixaBank S.A.	7		35

			401

Health Care – 0.0%
Grifols S.A.	1		26

Industrials – 0.1%
Abertis Infraestructuras S.A.	1		33
ACS Actividades de Construccion y Servicios S.A.	1		21
Aena S.A.	—	*	37
Ferrovial S.A.	1		22

			113

Information Technology – 0.1%
Amadeus IT Holding S.A.	1		76

Telecommunication Services – 0.1%
Telefonica S.A.	8		82

Utilities – 0.1%
Enagas S.A.	1		27
Gas Natural SDG S.A.	1		18
Iberdrola S.A.	11		84
Red Electrica Corp. S.A.	1		30

			159

Total Spain – 0.8%			$954
Sweden

Consumer Discretionary – 0.0%
Autoliv, Inc.	—	*	23

COMMON STOCKS (Continued)	Shares		Value
Consumer Discretionary (Continued)
H & M Hennes & Mauritz AB	2		$26

			49

Consumer Staples – 0.1%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	1		35
Swedish Match AB	1		31

			66

Financials – 0.2%
Investor AB, B Shares	1		40
Nordea Bank AB	5		57
Skandinaviska Enskilda Banken AB, Series A	3		30
Svenska Handelsbanken AB, Class A	3		35
Swedbank AB	2		37

			199

Industrials – 0.4%
AB Volvo, Class B	3		59
Assa Abloy AB, Class B	2		43
Atlas Copco AB, Class A	2		92
Sandvik AB	3		51
Skanska AB, Class B	1		16
SKF AB, Class B	1		23

			284

Information Technology – 0.0%
Hexagon AB, Class B	1		42
Telefonaktiebolaget LM Ericsson, B Shares	7		42

			84

Materials – 0.0%
Boliden AB	1		28

Telecommunication Services – 0.0%
TeliaSonera AB	5		24

Total Sweden – 0.7%			$734
Switzerland

Consumer Discretionary – 0.2%
Compagnie Financiere Richemont S.A.	1		100
Dufry AG (A)	—	*	19
Swatch Group Ltd. (The), Bearer Shares	—	*	47

			166

Consumer Staples – 0.5%
Nestle S.A., Registered Shares	6		460

Financials – 0.6%
ACE Ltd.	1		114
Credit Suisse Group AG, Registered Shares	5		88
Julius Baer Group Ltd.	1		46
Swiss Life Holding Zurich	—	*	32
Swiss Re Ltd.	1		67
UBS Group AG	7		124

18	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
Zurich Financial Services, Registered Shares	—	*	$93

			564

Health Care – 1.0%
Givaudan S.A., Registered Shares	—	*	64
Lonza Group Ltd., Registered Shares	—	*	54
Novartis AG, Registered Shares	4		345
Roche Holdings AG, Genusscheine	1		311
Sonova Holding AG	—	*	35

			809

Industrials – 0.4%
ABB Ltd.	4		94
Adecco S.A.	—	*	33
Ferguson plc	1		51
Geberit AG, Registered	—	*	53
SGS S.A.	—	*	42

			273

Information Technology – 0.2%
STMicroelectronics N.V.	2		46
TE Connectivity Ltd.	1		75

			121

Materials – 0.3%
Glencore International plc	26		129
LafargeHolcim Ltd.	1		48

			177

Real Estate – 0.0%
Swiss Prime Site AG, Registered	—	*	30

Total Switzerland – 3.2%			$2,600
Taiwan

Consumer Staples – 0.1%
Uni-President Enterprises Corp.	18		43

Financials – 0.3%
Cathay Financial Holding Co. Ltd.	19		34
Chailease Holding Co. Ltd.	11		40
China Development Financial Holding Corp.	100		36
Chinatrust Financial Holding Co. Ltd.	59		42
Fubon Financial Holding Co. Ltd.	17		30
Mega Financial Holding Co.	45		39
Yuanta Financial Holdings Co. Ltd.	68		31

			252

Information Technology – 0.8%
Advanced Semiconductor Engineering, Inc.	26		38
Asustek Computer, Inc.	3		26
Catcher Technology Co. Ltd.	2		27
Delta Electronics, Inc.	5		24
Hon Hai Precision Industry Co. Ltd.	34		107
Largan Precision Co. Ltd.	—	*	30
MediaTek, Inc.	5		52

COMMON STOCKS (Continued)	Shares		Value
Information Technology (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	50		$423

			727

Materials – 0.2%
China Steel Corp.	44		35
Formosa Chemicals & Fiber Corp.	10		38
Formosa Plastics Corp.	12		44
Nan Ya Plastics Corp.	15		42
Taiwan Cement Corp.	13		16

			175

Telecommunication Services – 0.0%
Chunghwa Telecom Co. Ltd.	7		28

Total Taiwan – 1.4%			$1,225
Thailand

Consumer Staples – 0.0%
CP ALL plc	14		38

Energy – 0.0%
PTT Public Co. Ltd.	2		33

Financials – 0.0%
Kasikornbank Public Co. Ltd.	6		38
Siam Commercial Bank Public Co. Ltd.	5		25

			63

Industrials – 0.1%
Airports of Thailand Public Co. Ltd.	20		42

Materials – 0.0%
Siam Cement Public Co. Ltd.	1		17

Telecommunication Services – 0.0%
Advanced Info Service Public Co. Ltd.	4		28

Total Thailand – 0.1%			$221
United Kingdom

Consumer Discretionary – 0.7%
Barratt Developments plc	3		21
British Sky Broadcasting Group plc	2		43
Burberry Group plc	1		31
Compass Group plc	3		62
Delphi Automotive plc	1		48
Fiat S.p.A. (A)	2		49
InterContinental Hotels Group plc	1		36
ITV plc	9		19
Kingfisher plc	5		22
Marks and Spencer Group plc	5		18
NEXT plc	—	*	29
Pearson plc	3		26
Persimmon plc	1		30
Reed Elsevier N.V.	2		39
Taylor Wimpey plc	9		25
Whitbread plc	—	*	22
WPP Group plc	3		44

			564

COMMON STOCKS (Continued)	Shares		Value
Consumer Staples – 1.2%
Associated British Foods plc	1		$28
British American Tobacco plc	4		260
Coca-Cola HBC AG	1		39
Diageo plc	5		169
Imperial Tobacco Group plc	2		67
Reckitt Benckiser Group plc	1		114
Tesco plc	16		47
Unilever N.V., Certicaaten Van Aandelen	3		177
Unilever plc	2		134
Wm Morrison Supermarkets plc	5		15

			1,050

Energy – 0.3%
BP plc	36		243
FMC Technologies, Inc.	1		31

			274

Financials – 1.3%
3i Group plc	3		33
Aviva plc	6		44
Barclays plc	34		98
HSBC Holdings plc	39		366
Legal & General Group plc	8		29
Lloyds Banking Group plc	138		125
London Stock Exchange Group plc, New Ordinary Shares	1		38
Old Mutual plc	11		37
Prudential plc	5		118
Royal Bank of Scotland Group plc (The) (A)	7		25
RSA Insurance Group plc	3		23
Standard Chartered plc	7		69
Standard Life Aberdeen plc	5		26
Willis Towers Watson plc	—	*	45

			1,076

Health Care – 0.5%
AstraZeneca plc	3		175
GlaxoSmithKline plc	10		185
Smith & Nephew plc	2		36

			396

Industrials – 0.4%
Ashtead Group plc	1		39
BAE Systems plc	7		53
Bunzl plc	1		29
Experian plc	2		41
IHS Markit Ltd. (A)	1		38
Intertek Group plc	1		39
Pentair, Inc.	—	*	26
RELX plc	2		38
Rolls-Royce Group plc	4		48

			351

Information Technology – 0.0%
Sage Group plc	4		34

Materials – 0.3%
Anglo American plc	3		68
Johnson Matthey plc	1		27
Randgold Resources Ltd.	—	*	27

2018	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Materials (Continued)
Rio Tinto Ltd.	1		$51
Rio Tinto plc	2		123

			296

Real Estate – 0.1%
British Land Co. plc (The)	3		23
Hammerson plc	4		27
Land Securities Group plc	2		24

			74

Telecommunication Services – 0.3%
BT Group plc	16		50
Vodafone Group plc	50		138

			188

Utilities – 0.1%
Centrica plc	12		24
National Grid plc	7		75
Severn Trent plc	1		25
SSE plc	2		34
United Utilities Group plc	3		26

			184

Total United Kingdom – 5.2%			$4,487
United States

Consumer Discretionary – 6.6%
Advance Auto Parts, Inc.	—	*	20
Amazon.com, Inc. (A)	1		1,128
AutoZone, Inc. (A)	—	*	45
Best Buy Co., Inc.	1		46
Booking Holdings, Inc. (A)	—	*	187
BorgWarner, Inc.	1		33
CarMax, Inc. (A)	—	*	28
Carnival Corp.	1		38
Carnival plc	—	*	21
CBS Corp., Class B	1		33
Charter Communications, Inc., Class A (A)	—	*	120
Chipotle Mexican Grill, Inc., Class A (A)	—	*	17
Coach, Inc.	1		37
Comcast Corp., Class A	9		307
D.R. Horton, Inc.	1		41
Discovery Communications, Inc. (A)	1		19
DISH Network Corp., Class A (A)	—	*	16
Dollar General Corp.	1		60
Dollar Tree, Inc. (A)	1		58
Expedia, Inc.	—	*	38
Ford Motor Co.	6		71
General Motors Co.	2		83
Genuine Parts Co.	—	*	31
Hanesbrands, Inc.	1		18
Harley-Davidson, Inc.	—	*	14
Hasbro, Inc.	—	*	24
Home Depot, Inc. (The)	2		405
Kohl’s Corp.	—	*	28
Las Vegas Sands, Inc.	1		59
Lear Corp.	—	*	34
Lennar Corp.	1		45
Liberty Global, Inc., Series A (A)	—	*	14
Liberty Global, Inc., Series C (A)	1		36

COMMON STOCKS (Continued)	Shares		Value
Consumer Discretionary (Continued)
Liberty Media Corp., Class C (A)	1		$24
Liberty Media Corp., Liberty Interactive Series A (A)	1		27
Limited Brands, Inc.	1		19
LKQ Corp. (A)	1		32
Lowe’s Co., Inc.	2		146
Macy’s, Inc.	1		22
Marriott International, Inc., Class A	1		94
Mattel, Inc.	1		14
McDonalds Corp.	1		229
MGM Resorts International	1		35
Mohawk Industries, Inc. (A)	—	*	34
Netflix, Inc. (A)	1		258
Newell Rubbermaid, Inc.	1		26
NIKE, Inc., Class B	3		169
Norwegian Cruise Line Holdings Ltd. (A)	—	*	23
Omnicom Group, Inc.	1		37
O’Reilly Automotive, Inc. (A)	—	*	50
Ross Stores, Inc.	1		68
Royal Caribbean Cruises Ltd.	—	*	40
Sirius XM Holdings, Inc.	5		29
Snap-on, Inc.	—	*	23
Starbucks Corp.	3		146
Target Corp.	1		77
Tesla Motors, Inc. (A)	—	*	74
Tiffany & Co.	—	*	30
Time Warner, Inc.	1		132
TJX Cos., Inc. (The)	1		95
Tractor Supply Co.	—	*	26
Twenty-First Century Fox, Inc.	1		33
Twenty-First Century Fox, Inc., Class A	2		76
Ulta Beauty, Inc. (A)	—	*	24
V.F. Corp.	1		59
Viacom, Inc., Class B	1		24
Walt Disney Co. (The)	3		279
Whirlpool Corp.	—	*	25
Wyndham Worldwide Corp.	—	*	39
YUM! Brands, Inc.	1		49

			5,741

Consumer Staples – 3.9%
Altria Group, Inc.	4		218
Archer Daniels Midland Co.	1		45
Brown-Forman Corp., Class B	1		44
Campbell Soup Co.	—	*	18
Church & Dwight Co., Inc.	1		31
Clorox Co. (The)	—	*	38
Coca-Cola Co. (The)	7		318
Colgate-Palmolive Co.	2		108
ConAgra Foods, Inc.	1		28
Constellation Brands, Inc.	—	*	86
Costco Wholesale Corp.	1		159
Coty, Inc., Class A	1		25
CVS Caremark Corp.	2		120
Dr Pepper Snapple Group, Inc.	—	*	53
Estee Lauder Co., Inc. (The), Class A	1		83
General Mills, Inc.	1		47
Hershey Foods Corp.	—	*	28
Hormel Foods Corp.	1		22
Ingredion, Inc.	—	*	25
J.M. Smucker Co. (The)	—	*	31

COMMON STOCKS (Continued)	Shares		Value
Consumer Staples (Continued)
Kellogg Co.	—	*	$31
Kimberly-Clark Corp.	1		68
Kraft Foods Group, Inc.	1		64
Kroger Co. (The)	2		47
McCormick & Co., Inc.	—	*	32
Molson Coors Brewing Co., Class B	—	*	31
Mondelez International, Inc., Class A	3		104
Monster Beverage Corp. (A)	1		58
PepsiCo, Inc.	2		272
Philip Morris International, Inc.	3		295
Procter & Gamble Co. (The)	5		359
Sysco Corp.	1		60
Tyson Foods, Inc.	1		47
Walgreen Co.	2		106
Wal-Mart Stores, Inc.	3		254

			3,355

Energy – 3.0%
Anadarko Petroleum Corp.	1		70
Andeavor	—	*	44
Apache Corp.	1		28
Baker Hughes, Inc.	1		22
Cabot Oil & Gas Corp.	1		25
CF Industries Holdings, Inc.	1		23
Cheniere Energy, Inc. (A)	1		28
Chevron Corp.	3		396
Cimarex Energy Co.	—	*	23
Concho Resources, Inc. (A)	—	*	54
ConocoPhillips	2		138
Devon Energy Corp.	1		34
Diamondback Energy, Inc. (A)	—	*	31
EOG Resources, Inc.	1		119
Equitable Resources, Inc.	1		26
Exxon Mobil Corp.	8		582
Halliburton Co.	2		85
Hess Corp.	1		32
Kinder Morgan, Inc.	3		51
Marathon Oil Corp.	2		34
Marathon Petroleum Corp.	1		85
National Oilwell Varco, Inc.	1		32
Newfield Exploration Co. (A)	1		16
Noble Energy, Inc.	1		31
Occidental Petroleum Corp.	1		93
ONEOK, Inc.	1		52
Phillips 66	1		86
Pioneer Natural Resources Co.	—	*	65
Schlumberger Ltd.	3		169
Targa Resources Corp.	—	*	22
Valero Energy Corp.	1		91
Williams Co., Inc. (The)	2		44

			2,631

Financials – 7.4%
Affiliated Managers Group, Inc.	—	*	36
Aflac, Inc.	1		53
Alleghany Corp.	—	*	27
Allstate Corp. (The)	1		59
Ally Financial, Inc.	1		36
American Capital Agency Corp.	2		39
American Express Co.	1		119
American International Group, Inc.	2		87
Ameriprise Financial, Inc.	—	*	48

20	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
Annaly Capital Management, Inc.	3		$35
Aon plc	—	*	67
Arthur J. Gallagher & Co.	1		37
Bank of America Corp.	19		574
Bank of New York Mellon Corp. (The)	2		88
BB&T Corp.	2		82
Berkshire Hathaway, Inc., Class B (A)	2		455
BlackRock, Inc., Class A	—	*	126
Brighthouse Financial, Inc. (A)	—	*	11
Capital One Financial Corp.	1		82
Charles Schwab Corp. (The)	2		125
Cincinnati Financial Corp.	—	*	28
CIT Group, Inc.	1		26
Citigroup, Inc.	5		338
Citizens Financial Group, Inc.	1		53
CME Group, Inc.	1		107
Comerica, Inc.	—	*	44
Discover Financial Services	1		48
E*TRADE Financial Corp. (A)	1		44
Fidelity National Information Services, Inc.	1		59
Fifth Third Bancorp	2		49
First Republic Bank	—	*	34
FNF Group	1		41
Franklin Resources, Inc.	1		26
Goldman Sachs Group, Inc. (The)	1		168
Hartford Financial Services Group, Inc. (The)	1		37
Huntington Bancshares, Inc.	3		42
Intercontinental Exchange, Inc.	1		75
Invesco Ltd.	1		34
JPMorgan Chase & Co.	7		717
KeyCorp	3		51
Leucadia National Corp.	1		20
Lincoln National Corp.	—	*	35
Loews Corp.	—	*	23
M&T Bank Corp.	—	*	50
Markel Corp. (A)	—	*	36
Marsh & McLennan Cos., Inc.	1		68
MetLife, Inc.	1		67
Moody’s Corp.	—	*	57
Morgan Stanley	3		135
MSCI, Inc., Class A	—	*	40
NASDAQ, Inc.	—	*	23
New York Community Bancorp, Inc.	1		18
Northern Trust Corp.	—	*	47
PNC Financial Services Group, Inc. (The)	1		140
Principal Financial Group, Inc.	—	*	30
Progressive Corp. (The)	1		70
Prudential Financial, Inc.	1		75
Raymond James Financial, Inc.	—	*	32
Regions Financial Corp.	3		53
Reinsurance Group of America, Inc.	—	*	27
S&P Global, Inc.	—	*	94
Signature Bank (A)	—	*	25
State Street Corp.	1		71
SunTrust Banks, Inc.	1		71
Synchrony Financial	2		55
T. Rowe Price Group, Inc.	1		69
TD Ameritrade Holding Corp.	1		37
Travelers Co., Inc. (The)	1		72
U.S. Bancorp	3		149

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
Unum Group	1		$27
Voya Financial, Inc.	—	*	25
Wells Fargo & Co.	9		472

			6,420

Health Care – 7.2%
Abbott Laboratories	3		197
AbbVie, Inc.	3		297
Aetna, Inc.	1		108
Agilent Technologies, Inc.	1		53
Alexion Pharmaceuticals, Inc. (A)	—	*	54
Align Technology, Inc. (A)	—	*	52
Alkermes plc (A)	—	*	23
Allergan plc	1		112
AmerisourceBergen Corp.	—	*	29
Amgen, Inc.	1		239
Anthem, Inc.	—	*	108
Baxter International, Inc.	1		64
Becton Dickinson & Co.	1		114
Biogen, Inc. (A)	—	*	119
BioMarin Pharmaceutical, Inc. (A)	—	*	38
Boston Scientific Corp. (A)	3		71
Bristol-Myers Squibb Co.	3		200
Cardinal Health, Inc.	1		39
Celgene Corp. (A)	2		141
Centene Corp. (A)	—	*	47
Cerner Corp. (A)	1		40
Cigna Corp.	—	*	78
Cooper Cos., Inc. (The)	—	*	33
Da Vita, Inc. (A)	—	*	26
Danaher Corp.	1		107
Dentsply Sirona, Inc.	1		28
Edwards Lifesciences Corp. (A)	—	*	67
Eli Lilly and Co.	2		145
Envision Healthcare Holdings, Inc. (A)	—	*	14
Express Scripts, Inc. (A)	1		77
Gilead Sciences, Inc.	3		191
HCA Holdings, Inc.	1		58
Henry Schein, Inc. (A)	—	*	27
Hologic, Inc. (A)	1		25
Humana, Inc.	—	*	79
IDEXX Laboratories, Inc. (A)	—	*	46
Illumina, Inc. (A)	—	*	73
Incyte Corp. (A)	—	*	35
Intuitive Surgical, Inc. (A)	—	*	104
Jazz Pharmaceuticals plc (A)	—	*	27
Johnson & Johnson	5		667
Laboratory Corp. of America Holdings (A)	—	*	36
McKesson Corp.	—	*	60
Merck & Co., Inc.	5		278
Mettler-Toledo International, Inc. (A)	—	*	44
Mylan, Inc. (A)	1		42
Perrigo Co. Ltd.	—	*	31
Pfizer, Inc.	11		386
Quest Diagnostics, Inc.	—	*	32
Quintiles Transnational Holdings, Inc. (A)	—	*	32
Regeneron Pharmaceuticals, Inc. (A)	—	*	60
ResMed, Inc.	—	*	36
Shire plc	2		95
Stryker Corp.	1		102

COMMON STOCKS (Continued)	Shares		Value
Health Care (Continued)
Teleflex, Inc.	—	*	$37
Thermo Fisher Scientific, Inc.	1		162
UnitedHealth Group, Inc.	2		391
Universal Health Services, Inc., Class B	—	*	27
Varian Medical Systems, Inc. (A)	—	*	34
Vertex Pharmaceuticals, Inc. (A)	1		93
Waters Corp. (A)	—	*	45
Zimmer Holdings, Inc.	—	*	44
Zoetis, Inc.	1		91

			6,210

Industrials – 5.1%
3M Co.	1		246
Acuity Brands, Inc.	—	*	15
AMETEK, Inc.	1		50
Arconic, Inc.	1		24
Boeing Co. (The)	1		365
C.H. Robinson Worldwide, Inc.	—	*	30
Caterpillar, Inc.	1		179
Cintas Corp.	—	*	40
CSX Corp.	2		97
Cummins, Inc.	—	*	53
Deere & Co.	1		90
Delta Air Lines, Inc.	—	*	21
Dover Corp.	—	*	41
Eaton Corp.	1		63
Emerson Electric Co.	1		84
Equifax, Inc.	—	*	41
Expeditors International of Washington, Inc.	—	*	30
Fastenal Co.	1		39
FedEx Corp.	1		121
Flowserve Corp.	—	*	16
Fluor Corp.	—	*	21
Fortive Corp.	1		53
Fortune Brands Home & Security, Inc.	1		31
General Dynamics Corp.	—	*	89
General Electric Co.	16		220
Honeywell International, Inc.	1		188
Huntington Ingalls Industries, Inc.	—	*	31
Illinois Tool Works, Inc.	1		96
Ingersoll-Rand plc	—	*	42
J.B. Hunt Transport Services, Inc.	—	*	26
Jacobs Engineering Group, Inc.	—	*	23
Johnson Controls, Inc.	2		66
L3 Technolgies, Inc.	—	*	40
Lockheed Martin Corp.	—	*	163
Masco Corp.	1		40
Middleby Corp. (A)	—	*	20
Nielsen Holdings plc	1		24
Norfolk Southern Corp.	1		78
Northrop Grumman Corp.	—	*	112
PACCAR, Inc.	1		45
Parker Hannifin Corp.	—	*	53
Raytheon Co.	1		118
Republic Services, Inc., Class A	—	*	21
Rockwell Automation, Inc.	—	*	51
Rockwell Collins, Inc.	—	*	55
Roper Industries, Inc.	—	*	65
Sensata Technologies Holding N.V. (A)	1		31

2018	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Industrials (Continued)
Southwest Airlines Co.	—	*	$19
Stanley Black & Decker, Inc.	—	*	49
Stericycle, Inc. (A)	—	*	14
Textron, Inc.	1		36
TransDigm Group, Inc.	—	*	50
Union Pacific Corp.	1		194
United Parcel Service, Inc., Class B	1		133
United Rentals, Inc. (A)	—	*	37
United Technologies Corp.	1		172
Verisk Analytics, Inc., Class A (A)	—	*	41
W.W. Grainger, Inc.	—	*	38
Waste Connections, Inc.	1		47
Waste Management, Inc.	1		61
Westinghouse Air Brake Technologies Corp.	—	*	22
Xylem, Inc.	1		44

			4,404

Information Technology – 12.9%
Activision Blizzard, Inc.	2		104
Adobe Systems, Inc. (A)	1		218
Advanced Micro Devices, Inc. (A)	2		18
Akamai Technologies, Inc. (A)	—	*	28
Alliance Data Systems Corp.	—	*	25
Alphabet, Inc., Class A (A)	1		603
Alphabet, Inc., Class C (A)	1		632
Amphenol Corp., Class A	1		57
Analog Devices, Inc.	1		73
Apple, Inc.	10		1,622
Applied Materials, Inc.	2		119
Autodesk, Inc. (A)	1		67
Automatic Data Processing, Inc.	1		97
Broadcom Corp., Class A	1		193
CA, Inc.	1		27
Cadence Design Systems, Inc. (A)	1		31
CDW Corp.	—	*	26
Cisco Systems, Inc.	9		401
Citrix Systems, Inc. (A)	—	*	41
Cognizant Technology Solutions Corp., Class A	1		96
Computer Sciences Corp.	1		60
Corning, Inc.	2		52
Dell Technologies, Inc., Class V (A)	—	*	33
eBay, Inc. (A)	2		80
Electronic Arts, Inc. (A)	1		82
Facebook, Inc., Class A (A)	5		738
Fiserv, Inc. (A)	1		58
FleetCor Technologies, Inc. (A)	—	*	51
Flextronics International Ltd. (A)	1		23
Garter, Inc., Class A (A)	—	*	35
Global Payments, Inc.	—	*	47
Harris Corp.	—	*	54
Hewlett Packard Enterprise Co.	3		54
Hewlett-Packard Co.	3		66
Intel Corp.	9		464
International Business Machines Corp.	2		238
Intuit, Inc.	—	*	86
Juniper Networks, Inc.	1		20
KLA-Tencor Corp.	—	*	38
Lam Research Corp.	—	*	75
MasterCard, Inc., Class A	2		315
Maxim Integrated Products, Inc.	1		41

COMMON STOCKS (Continued)	Shares		Value
Information Technology (Continued)
Microchip Technology, Inc.	1		$57
Micron Technology, Inc. (A)	2		122
Microsoft Corp.	14		1,253
Motorola, Inc.	—	*	44
NetApp, Inc.	1		46
NVIDIA Corp.	1		283
Oracle Corp.	6		267
Palo Alto Networks, Inc. (A)	—	*	48
Paychex, Inc.	1		35
PayPal, Inc. (A)	2		184
QUALCOMM, Inc.	3		152
Red Hat, Inc. (A)	—	*	68
RF Micro Devices, Inc. (A)	—	*	22
salesforce.com, Inc. (A)	1		158
Seagate Technology	1		41
ServiceNow, Inc. (A)	—	*	73
Skyworks Solutions, Inc.	—	*	42
Splunk, Inc. (A)	—	*	42
Symantec Corp.	1		33
Texas Instruments, Inc.	2		201
Total System Services, Inc.	1		44
Trimble Navigation Ltd. (A)	1		30
Twitter, Inc. (A)	1		39
VeriSign, Inc.	—	*	42
Visa, Inc., Class A	3		407
Western Digital Corp.	1		59
Western Union Co. (The)	1		20
Workday, Inc., Class A (A)	—	*	47
Worldpay, Inc. (A)	1		61
Xilinx, Inc.	1		47

			11,155

Materials – 1.7%
Air Products and Chemicals, Inc.	—	*	72
Albemarle Corp.	—	*	26
Avery Dennison Corp.	—	*	39
Axalta Coating Systems Ltd. (A)	1		23
Ball Corp.	1		33
Celanese Corp., Series A	—	*	39
Dow Chemical Co. (The)	4		282
Eastman Chemical Co.	—	*	38
Ecolab, Inc.	—	*	52
FMC Corp.	—	*	36
Freeport-McMoRan Copper & Gold, Inc., Class B	3		56
International Flavors & Fragrances, Inc.	—	*	36
International Paper Co.	1		45
LyondellBasell Industries N.V., Class A	1		74
Martin Marietta Materials, Inc.	—	*	25
Monsanto Co.	1		79
Mosaic Co. (The)	1		25
Newmont Mining Corp.	1		51
Nucor Corp.	1		47
Packaging Corp. of America	—	*	30
PPG Industries, Inc.	—	*	54
Praxair, Inc.	1		91
Sealed Air Corp.	—	*	19
Sherwin-Williams Co. (The)	—	*	72
Vulcan Materials Co.	—	*	29
WestRock Co.	1		41

COMMON STOCKS (Continued)	Shares		Value
Materials (Continued)
Weyerhaeuser Co.	1		$52

			1,466

Real Estate – 1.2%
American Tower Corp., Class A	1		123
AvalonBay Communities, Inc.	—	*	36
Boston Properties, Inc.	—	*	34
Brixmor Property Group, Inc.	1		17
CB Richard Ellis Group, Inc. (A)	1		37
Crown Castle International Corp.	1		89
Digital Realty Trust, Inc.	—	*	47
Duke Realty Corp.	1		23
Equinix, Inc.	—	*	72
Equity Residential	1		37
Essex Property Trust, Inc.	—	*	29
Extra Space Storage, Inc.	—	*	27
Federal Realty Investment Trust	—	*	27
GGP, Inc.	1		25
HCP, Inc.	1		24
Hilton Worldwide Holdings, Inc.	—	*	36
Host Hotels & Resorts, Inc.	2		30
Iron Mountain, Inc.	1		20
Kimco Realty Corp.	1		15
Macerich Co. (The)	—	*	18
Mid-America Apartment Communities, Inc.	—	*	23
ProLogis, Inc.	1		71
Public Storage, Inc.	—	*	52
Realty Income Corp.	1		30
Regency Centers Corp.	—	*	28
Simon Property Group, Inc.	1		84
UDR, Inc.	1		23
Ventas, Inc.	1		31
Vornado Realty Trust	—	*	22
Welltower, Inc.	1		34

			1,164

Telecommunication Services – 1.1%
AT&T, Inc.	11		406
CenturyLink, Inc.	2		37
MetroPCS Communications, Inc. (A)	1		31
SBA Communications Corp. (A)	—	*	47
Verizon Communications, Inc.	8		367

			888

Utilities – 1.3%
AES Corp. (The)	1		15
Alliant Energy Corp.	1		22
Ameren Corp.	—	*	26
American Electric Power Co., Inc.	1		52
American Water Works Co., Inc.	—	*	33
Atmos Energy Corp.	—	*	24
CenterPoint Energy, Inc.	1		18
CMS Energy Corp.	—	*	17
Consolidated Edison, Inc.	—	*	35
Dominion Energy, Inc.	1		72
DTE Energy Co.	—	*	28
Duke Energy Corp.	1		81
Edison International	1		40
Entergy Corp.	—	*	28
Eversource Energy	1		30
Exelon Corp.	2		63

22	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Utilities (Continued)
FirstEnergy Corp.	1		$31
NextEra Energy, Inc.	1		126
NiSource, Inc.	1		21
PG&E Corp.	1		47
PPL Corp.	1		30
Public Service Enterprise Group, Inc.	1		42
SCANA Corp.	—	*	15
Sempra Energy	—	*	42
Southern Co. (The)	2		70
UGI Corp.	—	*	14
WEC Energy Group, Inc.	1		34
Xcel Energy, Inc.	1		36

			1,092

Total United States – 51.4%			$44,526

TOTAL COMMON STOCKS – 99.3%			$86,019
(Cost: $81,292)

PREFERRED STOCKS	Shares		Value
Germany

Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%	—	*	$79

Consumer Staples – 0.0%
Henkel AG & Co. KGaA	—	*	49

Total Germany – 0.1%			$128
South Korea

Information Technology – 0.1%
Samsung Electronics Co. Ltd.	—	*	69

Total South Korea – 0.1%			$69

PREFERRED STOCKS (Continued)	Value

TOTAL PREFERRED STOCKS – 0.2%	$197
(Cost: $179)

TOTAL INVESTMENT SECURITIES – 99.5%	$86,216
(Cost: $81,471)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%	441

NET ASSETS – 100.0%	$86,657

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $140 or 0.2% of net assets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$6,369	$4,038	$—
Consumer Staples	3,766	3,192	—
Energy	3,405	1,985	—
Financials	8,346	7,792	—
Health Care	6,444	3,007	—
Industrials	4,720	4,810	—
Information Technology	12,463	3,575	—
Materials	1,975	2,600	—
Real Estate	1,224	1,633	—
Telecommunication Services	1,121	1,169	—
Utilities	1,233	1,152	—
Total Common Stocks	$51,066	$34,953	$—
Preferred Stocks	—	197	—
Total	$51,066	$35,150	$—

During the period ended March 31, 2018, securities totaling $21,363 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on March 31, 2018. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

2018	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND

MARCH 31, 2018 (UNAUDITED)

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Financials	18.8%
Information Technology	18.6%
Consumer Discretionary	11.9%
Health Care	11.0%
Industrials	10.9%
Consumer Staples	8.1%
Energy	6.3%
Materials	5.1%
Real Estate	3.4%
Telecommunication Services	2.7%
Utilities	2.7%
Other+	0.5%

+	Includes cash and other assets (net of liabilities)

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Stocks	99.4%
Utilities	26.4%
Financials	18.0%
Industrials	15.0%
Consumer Staples	11.6%
Materials	10.0%
Real Estate	5.3%
Health Care	5.1%
Consumer Discretionary	4.8%
Telecommunication Services	1.6%
Information Technology	1.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.6%

Top 10 Equity Holdings

Company	Sector	Industry
Connecticut Water Service, Inc.	Utilities	Water Utilities
Northwest Natural Gas Co.	Utilities	Gas Utilities
Atrion Corp.	Health Care	Health Care Supplies
Calavo Growers, Inc.	Consumer Staples	Packaged Foods & Meats
Urstadt Biddle Properties, Inc., Class A	Real Estate	Retail REITs
South Jersey Industries, Inc.	Utilities	Gas Utilities
Spire, Inc.	Utilities	Gas Utilities
McGrath RentCorp	Industrials	Diversified Support Services
Middlesex Water Co.	Utilities	Water Utilities
Black Hills Corp.	Utilities	Independent Power Producers & Energy Traders

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2018	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Homefurnishing Retail – 1.6%
Aaron Rents, Inc.	34	$1,601

Leisure Facilities – 1.6%
International Speedway Corp., Class A	36	1,604

Publishing – 1.6%
Meredith Corp.	28	1,531

Total Consumer Discretionary – 4.8%		4,736
Consumer Staples

Food Distributors – 1.6%
Andersons, Inc. (The)	46	1,516

Packaged Foods & Meats – 6.7%
Calavo Growers, Inc.	19	1,778
J&J Snack Foods Corp.	12	1,616
Lancaster Colony Corp.	14	1,670
Tootsie Roll Industries, Inc.	49	1,455

		6,519

Tobacco – 3.3%
Universal Corp.	33	1,600
Vector Group Ltd.	82	1,668

		3,268

Total Consumer Staples – 11.6%		11,303
Financials

Asset Management & Custody Banks – 1.7%
Westwood Holdings Group, Inc.	29	1,657

Life & Health Insurance – 1.6%
American Equity Investment Life Holding Co.	55	1,615

Property & Casualty Insurance – 4.9%
AmTrust Financial Services, Inc.	126	1,546
Infinity Property and Casualty Corp.	14	1,617
RLI Corp.	26	1,668

		4,831

Regional Banks – 9.8%
BancFirst Corp.	30	1,579
Community Bank System, Inc.	30	1,601
Southside Bancshares, Inc.	48	1,650
Tompkins Financial Corp.	21	1,554
UMB Financial Corp.	22	1,578
United Bankshares, Inc.	45	1,577

		9,539

Total Financials – 18.0%		17,642

COMMON STOCKS (Continued)	Shares	Value
Health Care

Health Care Distributors – 1.6%
Owens & Minor, Inc.	98	$1,523

Health Care Facilities – 1.7%
National HealthCare Corp.	27	1,610

Health Care Supplies – 1.8%
Atrion Corp.	3	1,799

Total Health Care – 5.1%		4,932
Industrials

Agricultural & Farm Machinery – 1.7%
Lindsay Corp.	18	1,667

Commercial Printing – 1.6%
Brady Corp., Class A	43	1,606

Diversified Support Services – 4.9%
Healthcare Services Group, Inc.	36	1,568
Matthews International Corp.	30	1,538
McGrath RentCorp	32	1,724

		4,830

Environmental & Facilities Services – 1.7%
ABM Industries, Inc.	48	1,606

Industrial Machinery – 1.7%
Franklin Electric Co., Inc.	41	1,660

Office Services & Supplies – 1.7%
MSA Safety, Inc.	20	1,652

Trading Companies & Distributors – 1.7%
GATX Corp. (A)	24	1,634

Total Industrials – 15.0%		14,655
Information Technology

Electronic Equipment & Instruments – 1.6%
Badger Meter, Inc.	34	1,588

Total Information Technology – 1.6%		1,588
Materials

Commodity Chemicals – 1.7%
Hawkins, Inc.	48	1,686

Diversified Metals & Mining – 1.7%
Compass Minerals International, Inc.	27	1,623

Specialty Chemicals – 6.6%
H.B. Fuller Co.	33	1,631
Quaker Chemical Corp.	11	1,618
Sensient Technologies Corp.	23	1,601

COMMON STOCKS (Continued)	Shares	Value
Specialty Chemicals (Continued)
Stepan Co.	20	$1,649

		6,499

Total Materials – 10.0%		9,808
Real Estate

Health Care REITs – 3.5%
National Health Investors, Inc.	25	1,666
Universal Health Realty Income Trust	28	1,712

		3,378

Retail REITs – 1.8%
Urstadt Biddle Properties, Inc., Class A	91	1,758

Total Real Estate – 5.3%		5,136
Telecommunication Services

Integrated Telecommunication Services – 1.6%
ATN International, Inc.	27	1,599

Total Telecommunication Services – 1.6%		1,599
Utilities

Electric Utilities – 3.4%
ALLETE, Inc.	24	1,711
Portland General Electric Co.	41	1,655

		3,366

Gas Utilities – 10.5%
Chesapeake Utilities Corp.	24	1,668
New Jersey Resources Corp.	43	1,711
Northwest Natural Gas Co.	31	1,802
South Jersey Industries, Inc.	62	1,742
Spire, Inc.	24	1,734
WGL Holdings, Inc.	20	1,662

		10,319

Independent Power Producers & Energy Traders – 1.8%
Black Hills Corp.	32	1,717

Multi-Utilities – 3.5%
Avista Corp.	33	1,714
NorthWestern Corp.	32	1,711

		3,425

Water Utilities – 7.2%
California Water Service Group	45	1,662
Connecticut Water Service, Inc.	33	1,979
Middlesex Water Co.	47	1,723
SJW Corp.	31	1,646

		7,010

Total Utilities – 26.4%		25,837

TOTAL COMMON STOCKS – 99.4%		$97,236
(Cost: $99,476)

26	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4-5-18 (B)	$402	$402

TOTAL SHORT-TERM SECURITIES – 0.4%		$402
(Cost: $402)

TOTAL INVESTMENT SECURITIES – 99.8%		$97,638
(Cost: $99,878)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		182

NET ASSETS – 100.0%		$97,820

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$97,236	$—	$—
Short-Term Securities	—	402	—
Total	$97,236	$402	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	27

PORTFOLIO HIGHLIGHTS	IVY PROSHARES S&P 500 BOND INDEX FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Bonds	98.1%
Corporate Debt Securities	98.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.9%

Quality Weightings

Investment Grade	98.1%
AAA	3.5%
AA	7.1%
A	40.8%
BBB	46.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.9%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

28	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Advertising – 0.1%
Omnicom Group, Inc.,
3.600%, 4-15-26	$100	$97

Automobile Manufacturers – 2.3%
Ford Motor Co.:
4.346%, 12-8-26	700	691
4.750%, 1-15-43	300	273
5.291%, 12-8-46	150	147
General Motors Co.:
4.875%, 10-2-23	531	554
5.200%, 4-1-45	200	194

		1,859

Broadcasting – 1.2%
Discovery Communications LLC,
3.950%, 3-20-28	200	192
Discovery Communications, Inc.,
5.200%, 9-20-47	200	199
NBCUniversal Media LLC,
4.375%, 4-1-21	560	582

		973

Cable & Satellite – 1.8%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
5.150%, 3-1-20	50	52
3.000%, 2-1-24	450	438
3.150%, 3-1-26	300	289
3.300%, 2-1-27	150	145
Time Warner, Inc. (GTD by Historic TW, Inc.):
3.800%, 2-15-27	200	193
4.850%, 7-15-45	105	107
Viacom, Inc.,
4.250%, 9-1-23	205	208

		1,432

General Merchandise Stores – 0.4%
Target Corp.,
3.875%, 7-15-20	300	307

Home Improvement Retail – 1.1%
Home Depot, Inc. (The):
2.700%, 4-1-23	590	579
4.250%, 4-1-46	50	52
3.900%, 6-15-47	95	94
Lowe’s Co., Inc.,
3.700%, 4-15-46	183	170

		895

Housewares & Specialties – 0.5%
Newell Rubbermaid, Inc.:
3.850%, 4-1-23	300	299
5.500%, 4-1-46	50	53

		352

Internet & Direct Marketing Retail – 0.6%
Amazon.com, Inc.:
3.800%, 12-5-24	139	143

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Internet & Direct Marketing Retail (Continued)
5.200%, 12-3-25	$100	$111
4.950%, 12-5-44	200	225

		479

Movies & Entertainment – 0.2%
Walt Disney Co. (The),
2.950%, 6-15-27	190	183

Publishing – 0.2%
News America, Inc. (GTD by News Corp.),
4.500%, 2-15-21	180	187

Restaurants – 0.7%
McDonalds Corp.:
2.625%, 1-15-22	300	295
3.500%, 3-1-27	300	297

		592

Total Consumer Discretionary – 9.1%		7,356
Consumer Staples

Brewers – 0.1%
Molson Coors Brewing Co.,
4.200%, 7-15-46	107	101

Drug Retail – 1.1%
CVS Caremark Corp.,
3.875%, 7-20-25	150	149
CVS Health Corp.:
2.800%, 7-20-20	200	199
2.125%, 6-1-21	386	373
3.500%, 7-20-22	150	149

		870

Food Distributors – 0.2%
McCormick & Co., Inc.,
2.700%, 8-15-22	105	102
Sysco Corp.,
3.300%, 7-15-26	100	97

		199

Food Retail – 0.1%
Kroger Co. (The),
4.450%, 2-1-47	100	94

Hypermarkets & Super Centers – 1.1%
Costco Wholesale Corp.,
3.000%, 5-18-27	200	193
Wal-Mart Stores, Inc.:
1.900%, 12-15-20	100	98
2.350%, 12-15-22	100	97
2.550%, 4-11-23	377	369
3.625%, 12-15-47	100	98

		855

Packaged Foods & Meats – 1.2%
Kraft Heinz Foods Co.:
3.500%, 6-6-22	150	150
3.950%, 7-15-25	150	149

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Packaged Foods & Meats (Continued)
3.000%, 6-1-26	$120	$111
4.375%, 6-1-46	470	428
Tyson Foods, Inc.,
3.550%, 6-2-27	100	96

		934

Soft Drinks – 0.5%
Coca-Cola Co. (The),
1.875%, 10-27-20	310	304
PepsiCo, Inc.,
3.450%, 10-6-46	155	142

		446

Tobacco – 1.1%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
2.850%, 8-9-22	300	294
3.875%, 9-16-46	300	279
Philip Morris International, Inc.,
3.250%, 11-10-24	300	293

		866

Total Consumer Staples – 5.4%		4,365
Energy

Integrated Oil & Gas – 1.2%
Chevron Corp.:
1.561%, 5-16-19	105	104
1.961%, 3-3-20	100	99
2.355%, 12-5-22	200	194
2.954%, 5-16-26	340	327
Phillips 66 (GTD by Phillips 66 Co.),
4.875%, 11-15-44	250	266

		990

Oil & Gas Equipment & Services – 0.7%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.,
4.080%, 12-15-47	150	141
Halliburton Co.,
5.000%, 11-15-45	250	273
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
3.650%, 12-1-23	100	102

		516

Oil & Gas Exploration & Production – 2.1%
Apache Corp.,
4.250%, 1-15-44	198	181
Cimarex Energy Co.,
3.900%, 5-15-27	150	148
ConocoPhillips Co. (GTD by ConocoPhillips),
6.500%, 2-1-39	270	354
EQT Corp.,
3.900%, 10-1-27	100	96
Exxon Mobil Corp.:
3.043%, 3-1-26	280	275
4.114%, 3-1-46	375	395

2018	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production (Continued)
Noble Energy, Inc.,
5.050%, 11-15-44	$100	$104
Occidental Petroleum Corp.,
4.100%, 2-15-47	150	149

		1,702

Oil & Gas Refining & Marketing – 0.3%
Valero Energy Corp.,
6.625%, 6-15-37	195	246

Oil & Gas Storage & Transportation – 1.6%
Kinder Morgan, Inc.:
3.050%, 12-1-19	200	199
4.300%, 6-1-25	103	104
5.050%, 2-15-46	350	343
MPLX L.P.:
4.500%, 4-15-38	185	181
4.700%, 4-15-48	140	137
Williams Partners L.P.,
3.750%, 6-15-27	340	325

		1,289

Total Energy – 5.9%		4,743
Financials

Asset Management & Custody Banks – 0.4%
State Street Corp.,
2.550%, 8-18-20	300	298

Consumer Finance – 3.9%
American Express Credit Corp.:
2.375%, 5-26-20	210	207
2.250%, 5-5-21	200	195
2.700%, 3-3-22	250	245
3.300%, 5-3-27	204	197
Capital One Financial Corp.:
3.200%, 1-30-23	300	292
3.750%, 7-28-26	643	612
Caterpillar Financial Services Corp.:
2.100%, 1-10-20	150	148
1.850%, 9-4-20	150	147
Ford Motor Credit Co. LLC,
3.815%, 11-2-27	500	470
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5-9-19	100	99
3.200%, 7-13-20	97	97
3.150%, 6-30-22	300	294
4.350%, 1-17-27	160	159

		3,162

Diversified Banks – 9.4%
Bank of America Corp.:
2.151%, 11-9-20	161	158
2.503%, 10-21-22	304	292
4.200%, 8-26-24	252	255
3.950%, 4-21-25	105	104
4.450%, 3-3-26	150	153
4.250%, 10-22-26	251	253
3.248%, 10-21-27	705	664
4.183%, 11-25-27	805	798

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Bank of New York Mellon Corp. (The):
2.200%, 8-16-23	$300	$282
3.400%, 1-29-28	150	146
BB&T Corp.:
2.450%, 1-15-20	350	347
2.750%, 4-1-22	56	55
KeyCorp.,
2.900%, 9-15-20	200	199
U.S. Bancorp:
2.375%, 7-22-26	300	272
3.150%, 4-27-27	190	183
Wells Fargo & Co.:
2.125%, 4-22-19	190	189
2.600%, 7-22-20	116	115
2.550%, 12-7-20	205	201
4.600%, 4-1-21	366	380
3.500%, 3-8-22	246	246
3.069%, 1-24-23	152	149
3.450%, 2-13-23	415	409
3.000%, 2-19-25	110	105
4.100%, 6-3-26	150	149
3.000%, 10-23-26	310	290
4.300%, 7-22-27	220	221
5.606%, 1-15-44	178	204
3.900%, 5-1-45	208	200
4.400%, 6-14-46	255	247
4.750%, 12-7-46	375	384

		7,650

Financial Exchanges & Data – 0.1%
Intercontinental Exchange, Inc.,
2.750%, 12-1-20	100	99

Investment Banking & Brokerage – 8.1%
Goldman Sachs Group, Inc. (The):
2.550%, 10-23-19	200	199
2.300%, 12-13-19	334	330
2.750%, 9-15-20	250	248
2.600%, 12-27-20	180	177
2.625%, 4-25-21	150	147
2.350%, 11-15-21	200	193
3.000%, 4-26-22	500	491
3.200%, 2-23-23	340	335
4.250%, 10-21-25	150	151
3.500%, 11-16-26	150	145
3.850%, 1-26-27	255	252
6.750%, 10-1-37	300	375
5.150%, 5-22-45	200	215
4.750%, 10-21-45	211	225
Morgan Stanley:
2.375%, 7-23-19	250	248
2.650%, 1-27-20	250	248
2.800%, 6-16-20	250	248
2.500%, 4-21-21	150	147
2.625%, 11-17-21	170	166
2.750%, 5-19-22	245	239
4.100%, 5-22-23	264	267
4.000%, 7-23-25	200	202
3.875%, 1-27-26	203	203
4.350%, 9-8-26	282	284
3.950%, 4-23-27	190	185

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage (Continued)
6.375%, 7-24-42	$280	$362
4.375%, 1-22-47	250	255

		6,537

Life & Health Insurance – 0.5%
MetLife, Inc.:
4.050%, 3-1-45	254	242
4.600%, 5-13-46	150	157

		399

Multi-Line Insurance – 0.4%
American International Group, Inc.,
4.875%, 6-1-22	340	358

Other Diversified Financial Services – 7.4%
Citigroup, Inc.:
2.550%, 4-8-19	180	180
2.450%, 1-10-20	300	297
2.400%, 2-18-20	375	371
2.650%, 10-26-20	105	104
2.700%, 3-30-21	100	98
2.900%, 12-8-21	210	207
4.500%, 1-14-22	100	104
3.700%, 1-12-26	180	177
4.600%, 3-9-26	200	205
3.400%, 5-1-26	350	338
3.200%, 10-21-26	250	238
Jefferies Group LLC and Jefferies Group Capital Finance, Inc.,
4.150%, 1-23-30	100	93
JPMorgan Chase & Co.:
6.300%, 4-23-19	100	104
2.250%, 1-23-20	613	606
4.250%, 10-15-20	185	190
2.550%, 3-1-21	200	197
2.295%, 8-15-21	200	194
4.350%, 8-15-21	150	155
2.972%, 1-15-23	510	500
2.700%, 5-18-23	230	222
3.875%, 9-10-24	150	150
3.200%, 6-15-26	155	149
2.950%, 10-1-26	405	381
4.125%, 12-15-26	140	141
3.625%, 12-1-27	155	148
5.625%, 8-16-43	100	116
4.950%, 6-1-45	315	340

		6,005

Property & Casualty Insurance – 0.8%
Berkshire Hathaway, Inc.,
2.750%, 3-15-23	322	317
Chubb INA Holdings, Inc.,
3.350%, 5-3-26	290	285

		602

Specialized Finance – 0.2%
LYB International Finance B.V.,
4.875%, 3-15-44	150	156

Total Financials – 31.2%		25,266

30	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care

Biotechnology – 2.5%
Amgen, Inc.:
3.875%, 11-15-21	$255	$261
4.400%, 5-1-45	190	189
4.563%, 6-15-48	315	320
Biogen, Inc.:
2.900%, 9-15-20	110	109
5.200%, 9-15-45	150	164
Gilead Sciences, Inc.:
2.550%, 9-1-20	708	702
4.150%, 3-1-47	301	295

		2,040

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
3.550%, 4-1-25	100	97

Health Care Services – 0.3%
Cardinal Health, Inc.,
3.410%, 6-15-27	300	282

Health Care Supplies – 2.7%
Abbott Laboratories:
2.900%, 11-30-21	230	228
3.750%, 11-30-26	156	155
4.900%, 11-30-46	340	372
Express Scripts Holding Co.:
3.000%, 7-15-23	245	235
4.500%, 2-25-26	150	152
3.400%, 3-1-27	140	132
Medtronic Global Holdings SCA,
3.350%, 4-1-27	105	103
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc):
2.500%, 3-15-20	350	348
4.375%, 3-15-35	100	106
4.625%, 3-15-45	225	246
Stryker Corp.,
4.625%, 3-15-46	100	107

		2,184

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc.:
4.150%, 2-1-24	100	103
3.200%, 8-15-27	100	94
4.100%, 8-15-47	100	98

		295

Managed Health Care – 1.2%
Aetna, Inc.,
2.800%, 6-15-23	253	243
Anthem, Inc.,
3.650%, 12-1-27	240	232
Cigna Corp.,
3.875%, 10-15-47	100	90
UnitedHealth Group, Inc.:
3.750%, 7-15-25	200	202
3.750%, 10-15-47	200	188

		955

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals – 6.1%
AbbVie, Inc.:
2.300%, 5-14-21	$659	$642
2.900%, 11-6-22	295	288
4.450%, 5-14-46	282	280
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.):
3.000%, 3-12-20	200	199
3.450%, 3-15-22	175	173
3.800%, 3-15-25	100	98
4.850%, 6-15-44	190	187
Allergan Funding SCS (GTD by Warner Chilcott Ltd., Allergan Capital S.a.r.l. and Allergan Finance LLC),
4.550%, 3-15-35	175	171
Celgene Corp.:
2.875%, 8-15-20	305	304
3.450%, 11-15-27	100	95
5.000%, 8-15-45	150	156
Eli Lilly and Co.,
3.950%, 5-15-47	100	102
Johnson & Johnson:
1.650%, 3-1-21	200	195
3.625%, 3-3-37	100	99
Merck & Co., Inc.:
2.800%, 5-18-23	270	266
2.750%, 2-10-25	145	140
4.150%, 5-18-43	100	105
3.700%, 2-10-45	90	87
Mylan N.V.,
5.250%, 6-15-46	150	153
Pfizer, Inc.:
1.700%, 12-15-19	110	108
3.000%, 12-15-26	400	387
4.125%, 12-15-46	100	103
Walgreens Boots Alliance, Inc.:
3.450%, 6-1-26	450	425
4.800%, 11-18-44	210	207

		4,970

Total Health Care – 13.3%		10,823
Industrials

Aerospace & Defense – 2.0%
Lockheed Martin Corp.:
2.500%, 11-23-20	100	99
3.550%, 1-15-26	230	228
Northrop Grumman Corp.:
2.080%, 10-15-20	190	186
4.030%, 10-15-47	180	172
Rockwell Collins, Inc.:
3.200%, 3-15-24	100	97
3.500%, 3-15-27	100	97
4.350%, 4-15-47	180	177
United Technologies Corp.:
2.800%, 5-4-24	245	234
4.500%, 6-1-42	301	305

		1,595

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Air Freight & Logistics – 0.5%
FedEx Corp.:
4.550%, 4-1-46	$105	$105
4.400%, 1-15-47	150	148
United Parcel Service, Inc.,
2.500%, 4-1-23	200	194

		447

Electrical Components & Equipment – 0.1%
Eaton Corp. (GTD by Eaton Corp. plc),
2.750%, 11-2-22	105	103

Industrial Conglomerates – 3.4%
E.I. du Pont de Nemours and Co.,
4.150%, 2-15-43	100	97
GE Capital International Funding Co.,
4.418%, 11-15-35	200	195
General Electric Capital Corp.:
2.342%, 11-15-20	200	195
3.100%, 1-9-23	100	98
6.750%, 3-15-32	476	591
5.875%, 1-14-38	400	465
General Electric Co.:
4.375%, 9-16-20	250	256
2.700%, 10-9-22	405	393
4.500%, 3-11-44	312	307
Honeywell International, Inc.,
1.400%, 10-30-19	200	196

		2,793

Office Services & Supplies – 0.4%
Xerox Corp.:
4.500%, 5-15-21	190	195
3.625%, 3-15-23	105	102

		297

Railroads – 0.4%
Burlington Northern Santa Fe LLC,
4.150%, 4-1-45	300	306

Total Industrials – 6.8%		5,541
Information Technology

Application Software – 0.2%
NVIDIA Corp.,
2.200%, 9-16-21	150	146

Communications Equipment – 1.0%
Cisco Systems, Inc.:
4.450%, 1-15-20	394	406
1.850%, 9-20-21	400	386

		792

Data Processing & Outsourced Services – 1.0%
MasterCard, Inc.,
3.375%, 4-1-24	100	101
Visa, Inc.:
4.150%, 12-14-35	375	399
4.300%, 12-14-45	313	335

		835

2018	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
IT Consulting & Other Services – 0.4%
International Business Machines Corp.:
1.875%, 8-1-22	$150	$142
3.450%, 2-19-26	200	199

		341

Semiconductor Equipment – 0.5%
Applied Materials, Inc.,
4.350%, 4-1-47	100	106
KLA-Tencor Corp.,
4.650%, 11-1-24 (A)	300	313

		419

Semiconductors – 2.6%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.000%, 1-15-22	500	491
3.875%, 1-15-27	200	194
Intel Corp.:
2.450%, 7-29-20	380	378
3.300%, 10-1-21	305	309
QUALCOMM, Inc.:
2.600%, 1-30-23	330	316
3.250%, 5-20-27	210	200
4.800%, 5-20-45	200	208

		2,096

Systems Software – 5.6%
Microsoft Corp.:
1.850%, 2-6-20	262	259
2.000%, 11-3-20	610	600
2.875%, 2-6-24	200	196
3.125%, 11-3-25	185	183
2.400%, 8-8-26	280	261
3.300%, 2-6-27	250	248
4.100%, 2-6-37	250	264
3.700%, 8-8-46	500	492
4.000%, 2-12-55	150	152
Oracle Corp.:
2.250%, 10-8-19	343	341
2.500%, 5-15-22	300	294
2.500%, 10-15-22	350	341
2.400%, 9-15-23	392	376
2.650%, 7-15-26	530	495

		4,502

Technology Hardware, Storage & Peripherals – 3.9%
Apple, Inc.:
2.100%, 5-6-19	241	241
1.800%, 5-11-20	230	226
2.850%, 5-6-21	222	222
3.000%, 2-9-24	360	356
3.250%, 2-23-26	150	148
3.350%, 2-9-27	348	344
3.200%, 5-11-27	200	195
3.850%, 5-4-43	150	148
3.450%, 2-9-45	350	322
4.650%, 2-23-46	255	280
3.850%, 8-4-46	380	371
4.250%, 2-9-47	159	165

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Technology Hardware, Storage & Peripherals (Continued)
Hewlett Packard Enterprise Co.,
4.400%, 10-15-22	$150	$155

		3,173

Total Information Technology – 15.2%		12,304
Materials

Diversified Chemicals – 0.4%
Dow Chemical Co. (The),
3.000%, 11-15-22	200	196
Eastman Chemical Co.,
4.650%, 10-15-44	100	103

		299

Paper Packaging – 0.2%
International Paper Co.,
3.000%, 2-15-27	200	185

Specialty Chemicals – 0.3%
LYB International Finance II B.V.,
3.500%, 3-2-27	100	96
Sherwin-Williams Co. (The),
4.500%, 6-1-47	182	181

		277

Total Materials – 0.9%		761
Real Estate

Office REITs – 0.2%
Boston Properties L.P.,
2.750%, 10-1-26	150	136

Specialized REITs – 0.5%
American Tower Corp.,
3.500%, 1-31-23	160	159
Crown Castle International Corp.,
3.800%, 2-15-28	200	192
Digital Realty Trust L.P. (GTD by Digital Realty Trust, Inc.),
3.700%, 8-15-27	100	97

		448

Total Real Estate – 0.7%		584
Telecommunication Services

Integrated Telecommunication Services – 8.2%
AT&T, Inc.:
3.200%, 3-1-22	300	298
3.800%, 3-1-24	355	355
4.450%, 4-1-24	510	526
3.950%, 1-15-25	246	246
4.250%, 3-1-27	255	257
4.500%, 5-15-35	290	284
4.300%, 12-15-42	300	278
4.350%, 6-15-45	300	274
5.450%, 3-1-47	250	265
4.500%, 3-9-48	382	353
4.550%, 3-9-49	300	280

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
Verizon Communications, Inc.:
2.450%, 11-1-22	$200	$192
5.150%, 9-15-23	372	401
3.500%, 11-1-24	300	297
2.625%, 8-15-26	300	274
4.125%, 3-16-27	510	516
5.250%, 3-16-37	626	674
4.862%, 8-21-46	447	450
5.500%, 3-16-47	395	437

		6,657

Total Telecommunication Services – 8.2%		6,657
Utilities

Electric Utilities – 0.7%
Duke Energy Corp.,
3.750%, 9-1-46	150	136
Georgia Power Co.,
4.300%, 3-15-42	80	81
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.),
3.550%, 5-1-27	100	97
Southern Co. (The),
2.350%, 7-1-21	300	291

		605

Multi-Utilities – 0.7%
Pacific Gas and Electric Co.:
6.050%, 3-1-34	130	154
5.800%, 3-1-37	100	116
Sempra Energy:
3.400%, 2-1-28	150	143
4.000%, 2-1-48	150	140

		553

Total Utilities – 1.4%		1,158

TOTAL CORPORATE DEBT SECURITIES – 98.1%		$79,558
(Cost: $81,636)

SHORT-TERM SECURITIES
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.980%, 4-5-18 (B)	511	511

TOTAL SHORT-TERM SECURITIES – 0.6%		$511
(Cost: $511)

TOTAL INVESTMENT SECURITIES – 98.7%		$80,069
(Cost: $82,147)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		1,070

NET ASSETS – 100.0%		$81,139

32	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

Notes to Schedule of Investments

(A)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2018.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$79,558	$—
Short-Term Securities	—	511	—
Total	$—	$80,069	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	33

PORTFOLIO HIGHLIGHTS	IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND

ALL DATA IS AS OF MARCH 31, 2018 (UNAUDITED)

Asset Allocation

Stocks	99.4%
Consumer Staples	24.6%
Industrials	21.3%
Materials	11.2%
Health Care	11.0%
Consumer Discretionary	10.7%
Financials	9.4%
Energy	3.5%
Utilities	2.0%
Telecommunication Services	1.9%
Real Estate	1.9%
Information Technology	1.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.6%

Top 10 Equity Holdings

Company	Sector	Industry
McCormick & Co., Inc.	Consumer Staples	Food Distributors
S&P Global, Inc.	Financials	Financial Exchanges & Data
W.W. Grainger, Inc.	Industrials	Trading Companies & Distributors
Cintas Corp.	Industrials	Diversified Support Services
Roper Industries, Inc.	Industrials	Electrical Components & Equipment
Archer Daniels Midland Co.	Consumer Staples	Agricultural Products
General Dynamics Corp.	Industrials	Aerospace & Defense
Ecolab, Inc.	Materials	Specialty Chemicals
Hormel Foods Corp.	Consumer Staples	Packaged Foods & Meats
Aflac, Inc.	Financials	Life & Health Insurance

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+	Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

34	SEMIANNUAL REPORT	2018

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.8%
V.F. Corp.	81	$6,027

Distributors – 1.7%
Genuine Parts Co.	62	5,548

General Merchandise Stores – 1.8%
Target Corp.	86	5,946

Home Furnishings – 1.9%
Leggett & Platt, Inc.	139	6,171

Home Improvement Retail – 1.7%
Lowe’s Co., Inc.	62	5,414

Restaurants – 1.8%
McDonalds Corp.	37	5,846

Total Consumer Discretionary – 10.7%		34,952
Consumer Staples

Agricultural Products – 2.0%
Archer Daniels Midland Co.	154	6,666

Distillers & Vintners – 2.0%
Brown-Forman Corp., Class B	120	6,504

Drug Retail – 1.7%
Walgreen Co.	85	5,574

Food Distributors – 4.0%
McCormick & Co., Inc.	66	6,999
Sysco Corp.	103	6,195

		13,194

Household Products – 5.6%
Clorox Co. (The)	46	6,161
Colgate-Palmolive Co.	86	6,146
Procter & Gamble Co. (The)	75	5,911

		18,218

Hypermarkets & Super Centers – 1.7%
Wal-Mart Stores, Inc.	62	5,537

Packaged Foods & Meats – 2.0%
Hormel Foods Corp.	191	6,571

Personal Products – 1.9%
Kimberly-Clark Corp.	55	6,057

Soft Drinks – 3.7%
Coca-Cola Co. (The)	138	5,978
PepsiCo, Inc.	54	5,933

		11,911

Total Consumer Staples – 24.6%		80,232

COMMON STOCKS (Continued)	Shares	Value
Energy

Integrated Oil & Gas – 1.8%
Chevron Corp.	50	$5,715

Oil & Gas Exploration & Production – 1.7%
Exxon Mobil Corp.	74	5,549

Total Energy – 3.5%		11,264
Financials

Asset Management & Custody Banks – 3.4%
Franklin Resources, Inc.	145	5,016
T. Rowe Price Group, Inc.	56	6,040

		11,056

Financial Exchanges & Data – 2.1%
S&P Global, Inc.	36	6,870

Life & Health Insurance – 2.0%
Aflac, Inc.	149	6,517

Property & Casualty Insurance – 1.9%
Cincinnati Financial Corp.	85	6,330

Total Financials – 9.4%		30,773
Health Care

Health Care Equipment – 3.7%
Becton Dickinson & Co.	28	5,979
Medtronic plc	77	6,159

		12,138

Health Care Services – 1.7%
Cardinal Health, Inc.	88	5,526

Health Care Supplies – 2.0%
Abbott Laboratories	107	6,392

Pharmaceuticals – 3.6%
AbbVie, Inc.	62	5,907
Johnson & Johnson	46	5,939

		11,846

Total Health Care – 11.0%		35,902
Industrials

Aerospace & Defense – 2.0%
General Dynamics Corp.	30	6,633

Building Products – 1.9%
A. O. Smith Corp.	99	6,268

Diversified Support Services – 2.1%
Cintas Corp.	40	6,808

Electrical Components & Equipment – 4.0%
Emerson Electric Co.	91	6,192
Roper Industries, Inc.	24	6,684

		12,876

COMMON STOCKS (Continued)	Shares	Value
Industrial Conglomerates – 1.8%
3M Co.	27	$5,835

Industrial Machinery – 7.4%
Dover Corp.	63	6,172
Illinois Tool Works, Inc.	38	5,936
Pentair, Inc.	90	6,108
Stanley Black & Decker, Inc.	39	5,913

		24,129

Trading Companies & Distributors – 2.1%
W.W. Grainger, Inc.	24	6,834

Total Industrials – 21.3%		69,383
Information Technology

Data Processing & Outsourced Services – 1.9%
Automatic Data Processing, Inc.	54	6,182

Total Information Technology – 1.9%		6,182
Materials

Industrial Gases – 3.7%
Air Products and Chemicals, Inc.	39	6,130
Praxair, Inc.	41	5,906

		12,036

Specialty Chemicals – 5.7%
Ecolab, Inc.	48	6,573
PPG Industries, Inc.	55	6,178
Sherwin-Williams Co. (The)	15	6,012

		18,763

Steel – 1.8%
Nucor Corp.	95	5,829

Total Materials – 11.2%		36,628
Real Estate

Retail REITs – 1.9%
Federal Realty Investment Trust	53	6,204

Total Real Estate – 1.9%		6,204
Telecommunication Services

Integrated Telecommunication Services – 1.9%
AT&T, Inc.	178	6,341

Total Telecommunication Services – 1.9%		6,341
Utilities

Multi-Utilities – 2.0%
Consolidated Edison, Inc.	83	6,462

Total Utilities – 2.0%		6,462

TOTAL COMMON STOCKS – 99.4%		$324,323
(Cost: $317,343)

2018	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND (in thousands)

MARCH 31, 2018 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4-5-18(A)	$1,926	$1,926

TOTAL SHORT-TERM SECURITIES – 0.6%		$1,926
(Cost: $1,926)

TOTAL INVESTMENT SECURITIES – 100.0%		$326,249
(Cost: $319,269)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		96

NET ASSETS – 100.0%		$326,345

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$324,323	$—	$—
Short-Term Securities	—	1,926	—
Total	$324,323	$1,926	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

36	SEMIANNUAL REPORT	2018

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF MARCH 31, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Ivy ProShares Interest Rate Hedged High Yield Index Fund		Ivy ProShares MSCI ACWI Index Fund		Ivy ProShares Russell 2000 Dividend Growers Index Fund		Ivy ProShares S&P 500 Bond Index Fund		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
ASSETS
Investments in unaffiliated securities at value+	$26,784		$86,216		$97,638		$80,069		$326,249
Investments at Value	26,784		86,216		97,638		80,069		326,249
Cash	21		—		1		294		62
Cash denominated in foreign currencies at value+	—		87		—		—		—
Restricted cash	151		—		—		—		—
Investment securities sold receivable	664		2,346		—		—		—
Dividends and interest receivable	487		193		252		743		1,161
Capital shares sold receivable	108		305		651		294		1,574
Receivable from affiliates	78		128		77		71		139
Prepaid and other assets	53		57		58		56		74
Total Assets	28,346		89,332		98,677		81,527		329,259

LIABILITIES
Investment securities purchased payable	1,183		2,533		706		292		2,503
Capital shares redeemed payable	18		56		117		74		328
Independent Trustees and Chief Compliance Officer fees payable	—	*	1		—	*	—	*	1
Overdraft due to custodian	—		60		—		—		—
Distribution and service fees payable	—	*	—	*	—	*	—	*	—	*
Shareholder servicing payable	5		9		13		11		33
Investment management fee payable	1		3		3		1		10
Accounting services fee payable	1		4		4		4		9
Variation margin payable	29		—		—		—		—
Other liabilities	15		9		14		6		30
Total Liabilities	1,252		2,675		857		388		2,914
Total Net Assets	$27,094		$86,657		$97,820		$81,139		$326,345

NET ASSETS
Capital paid in (shares authorized – unlimited)	$27,644		$81,765		$100,002		$83,441		$317,973
Undistributed net investment income	84		108		215		157		757
Accumulated net realized gain (loss)	399		38		(157)		(381)		635
Net unrealized appreciation (depreciation)	(1,033)		4,746		(2,240)		(2,078)		6,980
Total Net Assets	$27,094		$86,657		$97,820		$81,139		$326,345

CAPITAL SHARES OUTSTANDING:
Class A	301		1,119		125		301		164
Class E	102		110		88		108		107
Class I	2,160		3,738		7,273		6,471		19,869
Class N	100		2,459		2,242		1,333		9,145
Class R	100		199		80		100		80

NET ASSET VALUE PER SHARE:
Class A	$9.80		$11.36		$9.97		$9.76		$11.11
Class E	$9.80		$11.36		$9.97		$9.76		$11.11
Class I	$9.81		$11.36		$9.97		$9.76		$11.11
Class N	$9.81		$11.37		$9.97		$9.76		$11.11
Class R	$9.81		$11.36		$9.97		$9.76		$11.11

+COST
Investments in unaffiliated securities at cost	$27,726		$81,471		$99,878		$82,147		$319,269
Cash denominated in foreign currencies at cost	—		86		—		—		—

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	37

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED MARCH 31, 2018 (UNAUDITED)

(In thousands)	Ivy ProShares Interest Rate Hedged High Yield Index Fund	Ivy ProShares MSCI ACWI Index Fund	Ivy ProShares Russell 2000 Dividend Growers Index Fund	Ivy ProShares S&P 500 Bond Index Fund	Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$780	$1,042	$—	$3,468
Foreign dividend withholding tax	—	(39)	—	—	—
Interest and amortization from unaffiliated securities	665	3	5	1,152	18
Total Investment Income	665	744	1,047	1,152	3,486

EXPENSES
Investment management fee	56	170	147	69	414
Distribution and service fees:
Class A	4	15	2	4	2
Class E	1	1	1	1	2
Class R	2	6	2	3	2
Shareholder servicing:
Class A	1	4	— *	1	1
Class E	— *	— *	— *	— *	—	*
Class I	15	30	48	41	131
Class N	— *	1	1	1	4
Class R	2	3	1	1	1
Registration fees	19	21	22	22	34
Custodian fees	2	13	25	4	27
Independent Trustees and Chief Compliance Officer fees	— *	2	2	1	4
Accounting services fee	7	23	22	23	44
Professional fees	34	40	21	25	21
Other	17	69	28	23	51
Total Expenses	160	398	322	219	738
Less:
Expenses in excess of limit	(78)	(128)	(77)	(71)	(139)
Total Net Expenses	82	270	245	148	599
Net Investment Income	583	474	802	1,004	2,887

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(27)	80	(107)	(377)	700
Futures contracts	622	—	—	—	—
Foreign currency exchange transactions	—	(6)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(918)	2,261	(3,455)	(2,194)	4,464
Futures contracts	(225)	—	—	—	—
Foreign currency exchange transactions	—	1	—	—	—
Net Realized and Unrealized Gain (Loss)	(548)	2,336	(3,562)	(2,571)	5,164
Net Increase (Decrease) in Net Assets Resulting from Operations	$35	$2,810	$(2,760)	$(1,567)	$8,051

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2018

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy ProShares Interest Rate Hedged High Yield Index Fund		Ivy ProShares MSCI ACWI Index Fund		Ivy ProShares Russell 2000 Dividend Growers Index Fund
(In thousands)	Six months ended 3-31-18 (Unaudited)	Period from 4-20-17 (commencement of operations) to 9-30-17	Six months ended 3-31-18 (Unaudited)	Period from 4-20-17 (commencement of operations) to 9-30-17	Six months ended 3-31-18 (Unaudited)	Period from 4-20-17 (commencement of operations) to 9-30-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$583	$328	$474	$268	$802	$167
Net realized gain (loss) on investments	595	(87)	74	(65)	(107)	(33)
Net change in unrealized appreciation (depreciation)	(1,143)	110	2,262	2,484	(3,455)	1,215
Net Increase (Decrease) in Net Assets Resulting from Operations	35	351	2,810	2,687	(2,760)	1,349

Distributions to Shareholders From:
Net investment income:
Class A	(76)	(43)	(59)	(26)	(9)	(2)
Class E	(25)	(15)	(7)	(3)	(6)	(1)
Class I	(434)	(161)	(231)	(89)	(476)	(68)
Class N	(26)	(15)	(175)	(4)	(190)	(2)
Class R	(23)	(13)	(6)	(2)	(3)	—
Net realized gains:
Class A	(15)	—	(2)	—	— *	—
Class E	(5)	—	— *	—	— *	—
Class I	(79)	—	(5)	—	(12)	—
Class N	(5)	—	(4)	—	(5)	—
Class R	(5)	—	— *	—	— *	—
Total Distributions to Shareholders	(693)	(247)	(489)	(124)	(701)	(73)
Capital Share Transactions	7,124	20,524	29,358	52,415	62,685	37,320
Net Increase in Net Assets	6,466	20,628	31,679	54,978	59,224	38,596
Net Assets, Beginning of Period	20,628	—	54,978	—	38,596	—
Net Assets, End of Period	$27,094	$20,628	$86,657	$54,978	$97,820	$38,596
Undistributed net investment income	$84	$85	$108	$118	$215	$97

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	39

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy ProShares S&P 500 Bond Index Fund		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
(In thousands)	Six months ended 3-31-18 (Unaudited)	Period from 4-20-17 (commencement of operations) to 9-30-17	Six months ended 3-31-18 (Unaudited)	Period from 4-20-17 (commencement of operations) to 9-30-17
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,004	$288	$2,887	$375
Net realized gain (loss) on investments	(377)	2	700	(36)
Net change in unrealized appreciation (depreciation)	(2,194)	116	4,464	2,516
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,567)	406	8,051	2,855

Distributions to Shareholders From:
Net investment income:
Class A	(36)	(24)	(12)	(2)
Class E	(13)	(8)	(8)	(2)
Class I	(659)	(185)	(1,487)	(210)
Class N	(190)	(9)	(782)	(2)
Class R	(9)	(6)	(4)	—
Net realized gains:
Class A	— *	—	— *	—
Class E	— *	—	— *	—
Class I	(5)	—	(18)	—
Class N	(1)	—	(11)	—
Class R	— *	—	— *	—
Total Distributions to Shareholders	(913)	(232)	(2,322)	(216)
Capital Share Transactions	27,153	56,292	227,841	90,136
Net Increase in Net Assets	24,673	56,466	233,570	92,775
Net Assets, Beginning of Period	56,466	—	92,775	—
Net Assets, End of Period	$81,139	$56,466	$326,345	$92,775
Undistributed net investment income	$157	$60	$757	$163

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2018

This page intentionally left blank.

2018	SEMIANNUAL REPORT	41

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.07	$0.25	$(0.22)	$0.03	$(0.25)	$(0.05)	$(0.30)
Year ended 9-30-2017(4)	10.00	0.20	0.01	0.21	(0.14)	—	(0.14)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	10.07	0.25	(0.22)	0.03	(0.25)	(0.05)	(0.30)
Year ended 9-30-2017(4)	10.00	0.20	0.01	0.21	(0.14)	—	(0.14)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.07	0.26	(0.21)	0.05	(0.26)	(0.05)	(0.31)
Year ended 9-30-2017(4)	10.00	0.22	0.00 *	0.22	(0.15)	—	(0.15)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	10.07	0.26	(0.21)	0.05	(0.26)	(0.05)	(0.31)
Year ended 9-30-2017(4)	10.00	0.21	0.01	0.22	(0.15)	—	(0.15)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	10.07	0.22	(0.20)	0.02	(0.23)	(0.05)	(0.28)
Year ended 9-30-2017(4)	10.00	0.18	0.01	0.19	(0.12)	—	(0.12)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

42	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$9.80	0.32%	$3	0.90	%(5)	4.98	%(5)	1.52	%(5)	4.36	%(5)	16%
Year ended 9-30-2017(4)	10.07	2.15	3	0.90	(5)	4.51	(5)	1.00	(5)	4.41	(5)	27	(6)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	9.80	0.32	1	0.90	(5)	4.98	(5)	1.45	(5)	4.43	(5)	16
Year ended 9-30-2017(4)	10.07	2.15	1	0.90	(5)	4.51	(5)	0.98	(5)	4.43	(5)	27	(6)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	9.81	0.44	21	0.65	(5)	5.24	(5)	1.38	(5)	4.51	(5)	16
Year ended 9-30-2017(4)	10.07	2.24	15	0.65	(5)	4.86	(5)	0.89	(5)	4.62	(5)	27	(6)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	9.81	0.44	1	0.65	(5)	5.22	(5)	1.20	(5)	4.67	(5)	16
Year ended 9-30-2017(4)	10.07	2.24	1	0.65	(5)	4.76	(5)	0.74	(5)	4.67	(5)	27	(6)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	9.81	0.06	1	1.36	(5)	4.51	(5)	1.90	(5)	3.97	(5)	16
Year ended 9-30-2017(4)	10.07	1.95	1	1.37	(5)	4.04	(5)	1.46	(5)	3.95	(5)	27	(6)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	43

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES MSCI ACWI INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.92	$0.06	$0.44	$0.50	$(0.06)	$—	*	$(0.06)
Year ended 9-30-2017(4)	10.00	0.09	0.86	0.95	(0.03)	—		(0.03)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	10.92	0.07	0.44	0.51	(0.07)	—	*	(0.07)
Year ended 9-30-2017(4)	10.00	0.09	0.87	0.96	(0.04)	—		(0.04)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.92	0.08	0.43	0.51	(0.07)	—	*	(0.07)
Year ended 9-30-2017(4)	10.00	0.09	0.87	0.96	(0.04)	—		(0.04)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	10.92	0.07	0.45	0.52	(0.07)	—	*	(0.07)
Year ended 9-30-2017(4)	10.00	0.10	0.86	0.96	(0.04)	—		(0.04)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	10.91	0.03	0.45	0.48	(0.03)	—	*	(0.03)
Year ended 9-30-2017(4)	10.00	0.06	0.86	0.92	(0.01)	—		(0.01)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

44	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$11.36	4.57%	$13	0.90	%(5)	1.05	%(5)	1.20	%(5)	0.75	%(5)	29%
Year ended 9-30-2017(4)	10.92	9.50	10	0.90	(5)	1.79	(5)	1.31	(5)	1.38	(5)	51	(6)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	11.36	4.74	1	0.75	(5)	1.18	(5)	1.15	(5)	0.78	(5)	29
Year ended 9-30-2017(4)	10.92	9.56	1	0.75	(5)	1.95	(5)	1.28	(5)	1.42	(5)	51	(6)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	11.36	4.79	43	0.65	(5)	1.32	(5)	1.06	(5)	0.91	(5)	29
Year ended 9-30-2017(4)	10.92	9.60	26	0.65	(5)	1.95	(5)	1.18	(5)	1.42	(5)	51	(6)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	11.37	4.79	28	0.65	(5)	1.29	(5)	0.90	(5)	1.04	(5)	29
Year ended 9-30-2017(4)	10.92	9.60	16	0.65	(5)	2.16	(5)	1.04	(5)	1.77	(5)	51	(6)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	11.36	4.41	2	1.40	(5)	0.52	(5)	1.64	(5)	0.28	(5)	29
Year ended 9-30-2017(4)	10.91	9.20	2	1.39	(5)	1.31	(5)	1.77	(5)	0.93	(5)	51	(6)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	45

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.44	$0.09	$(0.49)	$(0.40)	$(0.07)	$—	*	$(0.07)
Year ended 9-30-2017(4)	10.00	0.07	0.39	0.46	(0.02)	—		(0.02)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	10.44	0.10	(0.49)	(0.39)	(0.08)	—	*	(0.08)
Year ended 9-30-2017(4)	10.00	0.07	0.39	0.46	(0.02)	—		(0.02)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.44	0.11	(0.49)	(0.38)	(0.09)	—	*	(0.09)
Year ended 9-30-2017(4)	10.00	0.09	0.37	0.46	(0.02)	—		(0.02)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	10.44	0.12	(0.50)	(0.38)	(0.09)	—	*	(0.09)
Year ended 9-30-2017(4)	10.00	0.09	0.37	0.46	(0.02)	—		(0.02)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	10.43	0.06	(0.48)	(0.42)	(0.04)	—	*	(0.04)
Year ended 9-30-2017(4)	10.00	0.05	0.38	0.43	—	—		—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

46	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$9.97	-3.80%	$1	0.90	%(5)	1.79	%(5)	1.03	%(5)	1.66	%(5)	10%
Year ended 9-30-2017(4)	10.44	4.55	1	0.90	(5)	1.48	(5)	1.05	(5)	1.33	(5)	12	(6)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	9.97	-3.76	1	0.80	(5)	1.90	(5)	0.98	(5)	1.72	(5)	10
Year ended 9-30-2017(4)	10.44	4.60	1	0.80	(5)	1.59	(5)	1.03	(5)	1.36	(5)	12	(6)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	9.97	-3.68	73	0.65	(5)	2.14	(5)	0.90	(5)	1.89	(5)	10
Year ended 9-30-2017(4)	10.44	4.65	33	0.65	(5)	1.98	(5)	0.94	(5)	1.69	(5)	12	(6)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	9.97	-3.68	22	0.65	(5)	2.36	(5)	0.73	(5)	2.28	(5)	10
Year ended 9-30-2017(4)	10.44	4.65	3	0.65	(5)	2.08	(5)	0.79	(5)	1.94	(5)	12	(6)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	9.97	-3.98	1	1.40	(5)	1.30	(5)	1.47	(5)	1.23	(5)	10
Year ended 9-30-2017(4)	10.43	4.30	1	1.39	(5)	0.98	(5)	1.52	(5)	0.85	(5)	12	(6)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	47

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES S&P 500 BOND INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.09	$0.13	$(0.34)	$(0.21)	$(0.12)	$—	*	$(0.12)
Year ended 9-30-2017(4)	10.00	0.11	0.06	0.17	(0.08)	—		(0.08)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	10.09	0.13	(0.34)	(0.21)	(0.12)	—	*	(0.12)
Year ended 9-30-2017(4)	10.00	0.11	0.06	0.17	(0.08)	—		(0.08)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.09	0.15	(0.35)	(0.20)	(0.13)	—	*	(0.13)
Year ended 9-30-2017(4)	10.00	0.12	0.07	0.19	(0.09)	—		(0.09)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	10.10	0.14	(0.35)	(0.21)	(0.13)	—	*	(0.13)
Year ended 9-30-2017(4)	10.00	0.11	0.08	0.19	(0.09)	—		(0.09)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	10.09	0.11	(0.35)	(0.24)	(0.09)	—	*	(0.09)
Year ended 9-30-2017(4)	10.00	0.08	0.07	0.15	(0.06)	—		(0.06)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

48	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$9.76	-2.11%	$3	0.65	%(5)	2.63	%(5)	0.77	%(5)	2.51	%(5)	40%
Year ended 9-30-2017(4)	10.09	1.69	3	0.65	(5)	2.34	(5)	—		—		45	(6)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	9.76	-2.09	1	0.60	(5)	2.68	(5)	0.73	(5)	2.55	(5)	40
Year ended 9-30-2017(4)	10.09	1.71	1	0.60	(5)	2.39	(5)	0.64	(5)	2.35	(5)	45	(6)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	9.76	-1.98	63	0.40	(5)	2.93	(5)	0.65	(5)	2.68	(5)	40
Year ended 9-30-2017(4)	10.10	1.78	34	0.40	(5)	2.65	(5)	0.54	(5)	2.51	(5)	45	(6)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	9.76	-2.07	13	0.40	(5)	2.87	(5)	0.49	(5)	2.78	(5)	40
Year ended 9-30-2017(4)	10.10	1.88	17	0.34	(5)	2.62	(5)	—		—		45	(6)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	9.76	-2.35	1	1.15	(5)	2.13	(5)	1.23	(5)	2.05	(5)	40
Year ended 9-30-2017(4)	10.09	1.50	1	1.13	(5)	1.85	(5)	—		—		45	(6)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	49

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$10.62	$0.12	$0.45	$0.57	$(0.08)	$—	*	$(0.08)
Year ended 9-30-2017(4)	10.00	0.08	0.56	0.64	(0.02)	—		(0.02)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	10.62	0.12	0.45	0.57	(0.08)	—	*	(0.08)
Year ended 9-30-2017(4)	10.00	0.08	0.56	0.64	(0.02)	—		(0.02)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	10.62	0.14	0.44	0.58	(0.09)	—	*	(0.09)
Year ended 9-30-2017(4)	10.00	0.09	0.56	0.65	(0.03)	—		(0.03)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	10.62	0.14	0.44	0.58	(0.09)	—	*	(0.09)
Year ended 9-30-2017(4)	10.00	0.09	0.56	0.65	(0.03)	—		(0.03)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	10.62	0.08	0.46	0.54	(0.05)	—	*	(0.05)
Year ended 9-30-2017(4)	10.00	0.05	0.57	0.62	—	—		—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

50	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2018 (unaudited)	$11.11	5.35%	$2	0.75	%(5)	2.05	%(5)	0.87	%(5)	1.93	%(5)	12%
Year ended 9-30-2017(4)	10.62	6.39	1	0.75	(5)	1.63	(5)	0.86	(5)	1.52	(5)	4	(6)
Class E Shares
Six-month period ended 3-31-2018 (unaudited)	11.11	5.35	1	0.75	(5)	2.06	(5)	0.77	(5)	2.04	(5)	12
Year ended 9-30-2017(4)	10.62	6.39	1	0.75	(5)	1.64	(5)	0.81	(5)	1.58	(5)	4	(6)
Class I Shares
Six-month period ended 3-31-2018 (unaudited)	11.11	5.48	220	0.50	(5)	2.42	(5)	0.67	(5)	2.25	(5)	12
Year ended 9-30-2017(4)	10.62	6.49	87	0.50	(5)	1.97	(5)	0.72	(5)	1.75	(5)	4	(6)
Class N Shares
Six-month period ended 3-31-2018 (unaudited)	11.11	5.57	102	0.50	(5)	2.50	(5)	0.51	(5)	2.49	(5)	12
Year ended 9-30-2017(4)	10.62	6.49	3	0.50	(5)	1.89	(5)	0.57	(5)	1.82	(5)	4	(6)
Class R Shares
Six-month period ended 3-31-2018 (unaudited)	11.11	5.07	1	1.28	(5)	1.49	(5)	—		—		12
Year ended 9-30-2017(4)	10.62	6.20	1	1.29	(5)	1.09	(5)	1.35	(5)	1.03	(5)	4	(6)

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	51

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

MARCH 31, 2018 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares MSCI ACWI Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (each, a “Fund”) are five series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A, Class E, Class I, Class N and Class R shares. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class I, Class N and Class R shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, E and R have a distribution and service plan. Class I shares and Class N shares are not included in the plan.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

52	SEMIANNUAL REPORT	2018

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

2018	SEMIANNUAL REPORT	53

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.

54	SEMIANNUAL REPORT	2018

Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

2018	SEMIANNUAL REPORT	55

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of March 31, 2018, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

56	SEMIANNUAL REPORT	2018

Ivy ProShares Interest Rate Hedged High Yield Index Fund invests in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Fund’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2018:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy ProShares Interest Rate Hedged High Yield Index Fund	Interest rate		$—	Unrealized depreciation on futures contracts*	$91

*	The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended March 31, 2018.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended March 31, 2018:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy ProShares Interest Rate Hedged High Yield Index Fund	Interest rate	$—	$—	$622	$—	$—	$622

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended March 31, 2018:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy ProShares Interest Rate Hedged High Yield Index Fund	Interest rate	$—	$—	$(225)	$—	$—	$(225)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended March 31, 2018, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	$—	$21,987	$—	$—	$—

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

2018	SEMIANNUAL REPORT	57

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $5,000M	Over $5,000M
Ivy ProShares Interest Rate Hedged High Yield Index Fund	0.50%	0.48%	0.46%	0.45%
Ivy ProShares MSCI ACWI Index Fund	0.45	0.43	0.41	0.40
Ivy ProShares Russell 2000 Dividend Growers Index Fund	0.40	0.38	0.36	0.35
Ivy ProShares S&P 500 Bond Index Fund	0.20	0.18	0.16	0.15
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0.35	0.33	0.31	0.30

IICO has entered into a Subadvisory Agreement with the following entity on behalf of the Funds:

Under an agreement between IICO and ProShare Advisors LLC (“ProShare Advisors”), ProShare Advisors serves as subadviser to the Funds. The subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual

58	SEMIANNUAL REPORT	2018

accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of certain Class A and Class E shares and is paid to IDI. During the period ended March 31, 2018, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions		CDSC		Commissions Paid(1)
			Class A	Class E
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—		$—	$—	$—
Ivy ProShares MSCI ACWI Index Fund	20		—	—	18
Ivy ProShares Russell 2000 Dividend Growers Index Fund	—	*	—	—	—	*
Ivy ProShares S&P 500 Bond Index Fund	—	*	—	—	—	*
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	1		—	—	—	*

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended March 31, 2018 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy ProShares Interest Rate Hedged High Yield Index Fund	All Classes	Contractual	4-20-2017	1-31-2019	N/A	$61	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2019	0.90%	$1		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2019	0.90%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2019	0.65%	$16		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2019	0.65%	$—	*	Shareholder Servicing
Ivy ProShares MSCI ACWI Index Fund	All Classes	Contractual	4-20-2017	1-31-2019	N/A	$91	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2019	0.90%	$4		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2019	0.75%	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2019	0.65%	$31		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2019	0.65%	$1		Shareholder Servicing

2018	SEMIANNUAL REPORT	59

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy ProShares Russell 2000 Dividend Growers Index Fund	All Classes	Contractual	4-20-2017	1-31-2019	N/A	$26	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2019	0.90%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2019	0.80%	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2019	0.65%	$49		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2019	0.65%	$1		Shareholder Servicing
Ivy ProShares S&P 500 Bond Index Fund	All Classes	Contractual	4-20-2017	1-31-2019	N/A	$26	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2019	0.65%	$1		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2019	0.60%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2019	0.40%	$43		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2019	0.40%	$1		Shareholder Servicing
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	Class A	Contractual	4-20-2017	1-31-2019	0.75%	$1		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2019	0.75%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2019	0.50%	$134		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2019	0.50%	$4		Shareholder Servicing

*	Not shown due to rounding.

(1)	Due to Class A, Class E, Class I and/or Class N contractual expense limits, investment management fees were waived for all share classes.

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2018 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust (Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios; referred to with the Funds for purposes of this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended March 31, 2018.

7.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2018, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	$10,643	$—	$3,437
Ivy ProShares MSCI ACWI Index Fund	—	50,762	—	21,549
Ivy ProShares Russell 2000 Dividend Growers Index Fund	—	69,932	—	7,454
Ivy ProShares S&P 500 Bond Index Fund	—	53,806	—	27,274
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	—	255,288	—	28,341

60	SEMIANNUAL REPORT	2018

8.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy ProShares Interest Rate Hedged High Yield Index Fund
	Six months ended 3-31-18 (Unaudited)		Period from 4-20-17 (commencement of operations) to 9-30-17
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2	$14	300	$3,000
Class E	1	9	101	1,009
Class I	897	8,945	1,492	14,971
Class N	—	—	100	1,000
Class R	—	—	100	1,000
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	—	—
Class E	—	—	—	—
Class I	31	310	9	88
Class N	—	—	—	—
Class R	—	—	—	—
Shares redeemed:
Class A	—	—	—	—
Class E	—	—	—	—
Class I	(216)	(2,154)	(54)	(544)
Class N	—	—	—	—
Class R	—	—	—	—
Net increase	715	$7,124	2,048	$20,524

	Ivy ProShares MSCI ACWI Index Fund
	Six months ended 3-31-18 (Unaudited)		Period from 4-20-17 (commencement of operations) to 9-30-17
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	267	$3,051	885	$8,924
Class E	9	99	101	1,017
Class I	1,601	18,339	2,423	25,017
Class N	1,144	12,822	1,495	16,203
Class R	199	2,260	200	2,000
Shares issued in reinvestment of distributions to shareholders:
Class A	1	16	— *	3
Class E	— *	1	—	—
Class I	8	89	3	30
Class N	15	172	—	—
Class R	—	—	—	—
Shares redeemed:
Class A	(20)	(234)	(14)	(152)
Class E	— *	(3)	—	—
Class I	(250)	(2,883)	(47)	(506)
Class N	(184)	(2,103)	(11)	(121)
Class R	(200)	(2,268)	—	—
Net increase	2,590	$29,358	5,035	$52,415

*	Not shown due to rounding.

2018	SEMIANNUAL REPORT	61

	Ivy ProShares Russell 2000 Dividend Growers Index Fund
	Six months ended 3-31-18 (Unaudited)			Period from 4-20-17 (commencement of operations) to 9-30-17
	Shares		Value	Shares	Value
Shares issued from sale of shares:
Class A	4		$40	123	$1,227
Class E	7		69	81	808
Class I	4,650		47,661	3,238	32,707
Class N	2,099		21,509	283	2,860
Class R	—		—	80	800
Shares issued in reinvestment of distributions to shareholders:
Class A	—	*	— *	— *	—
Class E	—	*	— *	—	—
Class I	28		289	4	38
Class N	18		188	—	—
Class R	—		—	—	—
Shares redeemed:
Class A	—	*	(2)	(2)	(16)
Class E	—		—	—	—
Class I	(539)		(5,479)	(108)	(1,088)
Class N	(156)		(1,590)	(2)	(16)
Class R	—		—	—	—
Net increase	6,111		$62,685	3,697	$37,320

	Ivy ProShares S&P 500 Bond Index Fund
	Six months ended 3-31-18 (Unaudited)		Period from 4-20-17 (commencement of operations) to 9-30-17
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	4	$37	303	$3,035
Class E	— *	1	108	1,083
Class I	3,508	34,988	3,514	35,371
Class N	101	1,009	1,664	16,776
Class R	—	—	100	1,000
Shares issued in reinvestment of distributions to shareholders:
Class A	—	—	—	—
Class E	— *	1	—	—
Class I	45	446	12	118
Class N	18	178	—	—
Class R	—	—	—	—
Shares redeemed:
Class A	(3)	(27)	(3)	(34)
Class E	—	—	—	—
Class I	(515)	(5,092)	(93)	(936)
Class N	(438)	(4,388)	(12)	(121)
Class R	—	—	—	—
Net increase	2,720	$27,153	5,593	$56,292

*	Not shown due to rounding.

62	SEMIANNUAL REPORT	2018

	Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
	Six months ended 3-31-18 (Unaudited)			Period from 4-20-17 (commencement of operations) to 9-30-17
	Shares		Value	Shares	Value
Shares issued from sale of shares:
Class A	41		$457	128	$1,278
Class E	24		262	83	832
Class I	12,951		145,100	8,551	88,333
Class N	9,378		101,996	276	2,861
Class R	—		—	80	800
Shares issued in reinvestment of distributions to shareholders:
Class A	—	*	3	—	—
Class E	—	*	2	—	—
Class I	93		1,047	13	132
Class N	70		785	—	—
Class R	—		—	—	—
Shares redeemed:
Class A	(3)		(32)	(3)	(28)
Class E	—	*	(2)	—	—
Class I	(1,346)		(15,225)	(392)	(4,056)
Class N	(577)		(6,552)	(2)	(16)
Class R	—		—	—	—
Net increase	20,631		$227,841	8,734	$90,136

*	Not shown due to rounding.

9.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$27,744	$105	$1,065	$(960)
Ivy ProShares MSCI ACWI Index Fund	81,507	6,959	2,250	4,709
Ivy ProShares Russell 2000 Dividend Growers Index Fund	100,124	2,874	5,360	(2,486)
Ivy ProShares S&P 500 Bond Index Fund	82,151	53	2,135	(2,082)
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	319,714	13,717	7,182	6,535

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the period ended September 30, 2017 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$124	$26	$—	$—	$—
Ivy ProShares MSCI ACWI Index Fund	140	—	—	—	—
Ivy ProShares Russell 2000 Dividend Growers Index Fund	106	4	—	—	—
Ivy ProShares S&P 500 Bond Index Fund	66	—	—	—	—
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	164	—	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

2018	SEMIANNUAL REPORT	63

The tax character of dividends and distributions paid during the fiscal year ended September 30, 2017 were as follows:

	September 30, 2017(2)
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$247	$—
Ivy ProShares MSCI ACWI Index Fund	124	—
Ivy ProShares Russell 2000 Dividend Growers Index Fund	73	—
Ivy ProShares S&P 500 Bond Index Fund	232	—
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	216	—

(1)	Includes short-term capital gains distributed, if any.
(2)	Initial year of operation.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2017, the capital loss carryovers were as follows:

Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	$—
Ivy ProShares MSCI ACWI Index Fund	22	—
Ivy ProShares Russell 2000 Dividend Growers Index Fund	—	—
Ivy ProShares S&P 500 Bond Index Fund	—	—
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	—	—

64	SEMIANNUAL REPORT	2018

PROXY VOTING INFORMATION	IVY FUNDS

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY FUNDS

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2018	SEMIANNUAL REPORT	65

This page intentionally left blank.

66	SEMIANNUAL REPORT	2018

THE IVY FUNDS FAMILY

Domestic Equity Funds

Ivy Accumulative Fund

Ivy Core Equity Fund

Ivy Large Cap Growth Fund

Ivy Micro Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Core Fund

Ivy Small Cap Growth Fund

Ivy Tax-Managed Equity Fund

Ivy Value Fund

Global/International Funds

Ivy Cundill Global Value Fund

Ivy Emerging Markets Equity Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy European Opportunities Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy Global Income Allocation Fund

Ivy IG International Small Cap Fund

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Index Funds

Ivy ProShares Interest Rate Hedged High Yield Index Fund

Ivy ProShares MSCI ACWI Index Fund

Ivy ProShares Russell 2000 Dividend Growers Index Fund

Ivy ProShares S&P 500 Bond Index Fund

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Speciality Funds

Ivy Advantus Real Estate Securities Fund

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy LaSalle Global Real Estate Fund

Ivy LaSalle Global Risk-Managed Real Estate Fund

Ivy Natural Resources Fund

Ivy Science and Technology Fund

Ivy Wilshire Global Allocation Fund

Fixed Income Funds

Ivy Advantus Bond Fund

Ivy Apollo Strategic Income Fund

Ivy Bond Fund

Ivy California Municipal High Income Fund

Ivy Crossover Credit Fund

Ivy Global Bond Fund

Ivy Government Money Market Fund

Ivy Government Securities Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pictet Targeted Return Bond Fund

Ivy PineBridge High Yield Fund

Money Market Fund

Ivy Cash Management Fund

1.800.777.6472

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Distributors, Inc.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of a mutual fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at www.ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2018	SEMIANNUAL REPORT	67

SEMIANN-IPS (3-18)

ITEM 2.    CODE OF ETHICS

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have

2

concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(1)	Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS

(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date:	June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, President and Principal Executive Officer

Date:	June 8, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date:	June 8, 2018